UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21757

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue, Mezzanine, New York, NY	10017
(Address of Chief executive offices)	(Zip code)

Eric M. Rubin President 335 Madison Avenue, Mezzanine, New York, NY 10017
(Name and Address of Agent for Service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, New York 10112-2200

Registrant’s Telephone Number, Including Area Code:	888-266-8787
Date of Fiscal Year End:	10/31/2008
Date of Reporting Period:	1/31/2008

Item 1. Schedule of Investments. – The Schedule of Investments as of January 31, 2008 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Common Stocks (97.6%)
Communications (5.3%)
American Tower Corp. (a)	20,000	750,600
The Walt Disney Co.	156,000	4,669,080
		5,419,680

Consumer, Cyclical (10.3%)
Abercrombie & Fitch Co.	11,500	916,435
Coach, Inc. (a)	58,000	1,858,900
McDonald's Corp.	66,197	3,544,849
Nike, Inc.	26,103	1,612,121
Ryland Group, Inc.	46,919	1,581,639
Wal-Mart Stores, Inc.	19,250	979,440
		10,493,384

Consumer, Non-Cyclical (13.7%)
Altria Group, Inc.	57,868	4,387,552
Anheuser-Busch Cos, Inc.	15,600	725,712
Imperial Tobacco Group PLC - ADR	43,100	4,188,458
Kraft Foods, Inc.	72,416	2,118,892
Sotheby's	26,100	810,927
UST, Inc.	34,935	1,815,223
		14,046,764

Energy (7.5%)
Chevron Corp.	12,400	1047800
Hercules Offshore, Inc. (a)	30,000	691500
Occidental Petroleum Corp.	74,300	5042741
Spectra Energy Corp.	39,143	894026
		7,676,067

Financial (29.0%)
ACE Ltd.	43,848	2,558,092
Affiliated Managers Group, Inc. (a)	20,000	1,966,200
The Allstate Corp.	41,000	2,020,070
AllianceBernstein Holding LP	42,874	2,846,405
Allied World Assurance Co.	16,400	781,132
Ameriprise Financial, Inc.	36,650	2,027,112
Bank of New York Mellon Corp.	21,350	995,551
Franklin Resources, Inc.	7,000	729,610
Hartford Financial Services, Inc.	47,650	3,848,690
Lazard Ltd.	91,760	3,626,355
Lincoln National Corp.	74,460	4,047,646
Marshall & Ilsley Corp.	45,000	1,255,500
Och-Ziff Capital Management Group	38,000	838,280
The Travelers Cos, Inc.	45,220	2,175,082
		29,715,725

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Health Care (4.6%)
Baxter International, Inc.	50,500	3,067,370
Wyeth	41,140	1,637,372
		4,704,742

Industrial (16.7%)
3M Co.	14,025	1,117,091
Burlington Northern Santa Fe	27,200	2,353,344
Honeywell International, Inc.	46,700	2,758,569
Illinois Tool Works, Inc.	57,900	2,918,160
Kansas City Southern (a)	131,250	4,709,250
L-3 Communications Holdings, Inc.	18,955	2,100,783
Ryder System, Inc.	21,120	1,099,507
		17,056,704

Technology (7.0%)
Apple, Inc. (a)	10,000	1,353,600
Microsoft Corp.	136,964	4,465,026
Oracle Corp. (a)	66,440	1,365,342
		7,183,968

Utilities (3.5%)
Entergy Corp.	32,700	3,537,486

Total Common Stock (Cost $ 79,932,545)		99,834,520

Money Markets (13.4%)
American Beacon Money Market Fund	13,747,735	13,747,735

Total Money Markets (Cost $ 13,747,735)		13,747,735

Total Investments (Cost $ 93,680,280) (b) – 111.0%		113,582,255

Liabilities in excess of other assets – (11.0%)		(11,254,750)

Net Assets – 100.00%		102,327,505

(a) Non-income producing security.
(b) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
ADR American Depository Receipt
PLC Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Common Stocks (76.7%)
Asset Management (23.1%)
Affiliated Managers Group, Inc. (a)	850	83,563
AllianceBernstein Holding LP	1,350	89,626
Ameriprise Financial, Inc.	700	38,717
Franklin Resources, Inc.	925	96,413
GLG Partners, Inc. (a)	5,940	70,033
Och-Ziff Capital Management Group	3,800	83,828
		462,180

Banks (18.5%)
Bank of New York Mellon Corp.	400	18,652
Banner Corp.	2,610	67,416
Barclays PLC - ADR	400	15,092
Huntington Bancshares, Inc.	6,400	86,080
Marshall & Ilsley Corp.	1,700	47,430
People's United Financial, Inc.	3,000	50,670
PNC Financial Services Group	1,300	85,306
		370,646

Brokerage (13.7%)
CME Group, Inc.	25	15,473
The Charles Schwab Corp.	2,750	61,325
The Goldman Sachs Group, Inc.	200	40,154
IntercontinentalExchange, Inc. (a)	100	13,996
Lazard Ltd.	2,465	97,417
MF Global Ltd.	1,500	45,075
		273,440

Consumer, Non-Cyclical (1.4%)
Ryland Group, Inc.	805	27,136
		27,136

Insurance (4.5%)
Hartford Financial Services, Inc.	900	72,693
Willis Group Holdings Ltd.	500	17,620
		90,313

Life Insurance (4.6%)
Lincoln National Corp.	1,687	91,705

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Specialty Insurance (10.9%)
Allied World Assurance Co.	1,670	79,542
Amerisafe, Inc. (a)	200	2,750
Argo Group International Holdings (a)	1,534	62,649
The Travelers Cos, Inc.	1,500	72,150
		217,091

Total Common Stock (Cost $ 1,515,023)		1,532,511

Investment Companies (3.3%)
KBW Bank ETF	1,400	64,960

Total Investment Companies (Cost $ 54,376)		64,960

Total Investments (Cost $ 1,569,399) (b) – 80.0%		1,597,471

Other assets in excess of liabilities – 20.0%		400,142

Net Assets – 100.00%		1,997,613

(a) Non-income producing security.
(b) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
ADR American Depository Receipt

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Common Stocks (95.6%)
China (2.7%)
China Yurun Food Group Ltd.	993,400	1,296,864
Yanzhou Coal Mining Co. Ltd.	1,028,300	1,722,207
		3,019,071

Denmark (0.9%)
Danske Bank A/S	27,800	982,856

Finland (1.6%)
OKO Bank PLC	99,000	1,775,507

France (10.2%)
BNP Paribas (a)	18,200	1,781,703
France Telecom SA	61,900	2,174,255
Sanofi-Aventis SA	22,200	1,794,290
Total SA	37,100	2,687,398
Vinci SA	19,400	1,310,355
Vivendi	40,000	1,597,145
		11,345,146

Germany (12.7%)
BASF SE	17,600	2,291,442
Deutsche Bank AG	15,300	1,717,823
Deutsche Telekom AG	89,800	1,837,532
E.ON AG	14,800	2,734,407
MAN AG	13,800	1,700,245
Muenchener Rueckversicherungs AG	7,000	1,258,532
Siemens AG	20,000	2,574,169
		14,114,150

Hong Kong (4.5%)
ICBC Asia	634,000	1,364,280
Jardine Matheson Holdings Ltd.	47,800	1,217,944
VTech Holdings Ltd.	179,000	1,024,936
Wing Lung Bank	126,300	1,417,209
		5,024,369

Israel (1.3%)
Teva Pharmaceutical Industries - ADR	31,900	1,468,676

Italy (5.4%)
Enel SpA	148,900	1,647,433
Snam Rete Gas SpA	193,000	1,272,890
Terna Rete Elettrica Nazionale SpA	379,500	1,584,424
UniCredit SpA	195,900	1,437,678
		5,942,425

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Japan (18.0%)
Amada Co. Ltd.	151,000	1,297,917
Canon, Inc.	31,500	1,356,750
Hitachi Koki Co. Ltd.	82,000	1,168,289
Mitsubishi Corp.	82,600	2,159,477
Mitsubishi UFJ Financial Group	216,200	2,100,293
Nintendo Co. Ltd.	3,400	1,694,644
Nissan Motor Co. Ltd.	125,000	1,190,812
NTT Corp.	400	1,910,942
Takeda Pharmaceutical Co. Ltd.	28,500	1,728,735
Toho Pharmaceutical Co. Ltd.	71,800	1,529,384
Toshiba TEC Corp.	242,000	1,536,183
Toyota Motor Corp.	43,300	2,369,925
		20,043,351

Luxembourg (1.9%)
ArcelorMittal	31,431	2,059,409

Netherlands (3.0%)
Hunter Douglas NV	15,400	998,498
Royal Dutch Shell PLC	64,000	2,288,943
		3,287,441

Norway (3.3%)
Cermaq ASA	85,200	854,331
DnB NOR ASA	88,300	1,135,943
StatoilHydro ASA	63,400	1,631,230
		3,621,504

Portugal (2.5%)
Banco Espirito Santo SA	70,800	1,239,224
Energias de Portugal SA	250,700	1,588,195
		2,827,419

Singapore (3.3%)
Jardine Cycle & Carriage Ltd.	140,900	1,938,991
United Overseas Bank Ltd.	141,700	1,740,000
		3,678,991

Sweden (1.0%)
Nordea Bank AB	81,500	1,096,847

Switzerland (4.1%)
EMS-Chemie Holding AG	9,647	1,311,199
Novartis AG	43,000	2,168,301
Swiss Reinsurance	14,100	1,048,890
		4,528,390

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
United Kingdom (19.2%)
Anglo American PLC	35,581	1,945,864
AstraZeneca PLC	31,500	1,311,743
BAE Systems PLC	144,200	1,333,459
British American Tobacco PLC	55,900	1,995,436
Dairy Crest Group PLC	108,400	1,158,695
Diageo PLC	92,300	1,857,564
Imperial Tobacco Group PLC	32,100	1,563,985
Legal & General Group PLC	443,200	1,164,298
National Grid PLC	102,600	1,579,246
Rolls-Royce Group PLC	129,600	1,214,557
Scottish & Newcastle PLC	104,600	1,633,952
Venture Production PLC	88,900	1,189,812
Vodafone Group PLC	955,962	3,332,607
		21,281,218

Total Common Stocks (Cost $ 92,894,854)		106,096,770

Rights and Options (0.0%*)
Industrial & Commercial Bank of China ASI - Warrant (a)	70,444	9,576

Total Rights and Options (Cost $ 0)		9,576

Money Markets (3.6%)
Dreyfus Cash Management Plus	1,984,478	1,984,478
Dreyfus Cash Management	1,984,478	1,984,478

Total Money Markets (Cost $ 3,968,956)		3,968,956

Total Investments (Cost $ 96,863,810) (b) – 99.2%		110,075,302

Other assets in excess of liabilities – 0.8%		831,869

Net Assets – 100.00%		110,907,171

(a) Non-income producing security.
(b) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
ADR American Depository Receipt
   * Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Asset Backed Securities (4.5%)
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	391,832	392,251
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 5.61%, 2/15/34 *	72,974	63,896
Fannie Mae Grantor Trust Series 2003-T4, Class 1A 5.43%, 9/26/33 *	17,812	17,791
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 5.56%, 8/25/31 *	23,127	22,938
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 5.57%, 9/20/23 *	189,479	177,257
First Horizon ABS Trust,
Series 2004-HE1, Class A 5.53%, 1/25/24 *	49,728	47,826
Series 2004-HE3, Class A 5.61%, 10/25/34 *	92,388	88,816
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 5.57%, 1/20/33 *	82,654	76,064
Freddie Mac Structured Pass Through Securities,
Series T-31, Class A7, 3.63%, 5/25/31 *	242,974	239,312
Series T-32, Class A1, 3.64%, 8/25/31 *	55,938	55,974
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 5.56%, 3/25/27 *	45,152	42,411
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 5.55%, 7/25/29 *	78,082	75,223
Honda Auto Receivables Owner Trust, Series 2005-2, Class A3, 3.93%, 1/15/09	42,576	42,590
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	400,000	402,202
MSDWCC Heloc Trust, Series 2003-1, Class A, 5.59%, 11/25/15 *	67,068	64,530
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	278,174	278,714
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/11	150,003	149,042
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.74%, 2/25/33 *	36,716	34,359
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 5.61%, 8/25/33 *	72,764	69,767
USAA Auto Owner Trust, Series 2005-2, Class A3, 4.00%, 12/15/09	237,970	238,375
Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A 5.75%, 12/25/32 *	334,567	316,495
Series 2003-HE2, Class AII1 5.58%, 6/25/33 *	47,133	46,900

Total Asset Backed Securities (Cost $ 3,008,978)		2,942,733

Collateralized Mortgage Obligations (3.6%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 7.58%, 7/20/32 *	2,850	2,842
Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 5.68%, 2/25/35 *	121,527	116,614
Series 2005-11, Class 4A1, 5.59%, 2/28/35 *	303,927	285,826
Fanniemae Grantor Trust, Series 2002-T5, Class A1, 5.37%, 5/25/32 *	260,792	260,859
Freddie Mac, Series 1694, Class PQ, 6.50%, 9/15/23	18,844	18,863
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A 6.18%, 2/25/43 *	115,566	117,247
Series T-57, Class 1A2 7.00%, 7/25/43	604,890	652,054
Series T-63, Class 1A1 6.22%, 2/25/45 *	276,038	278,035
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/33 *	56,014	56,269
MLCC Mortgage Investors, Inc.,
Series 1999-A, Class A 5.70%, 3/15/25 *	107,729	101,104
Series 2003-B, Class A1 5.66%, 4/25/28 *	86,798	84,770
Sequoia Mortgage Trust,
Series 9, Class 1A 5.67%, 9/20/32 *	107,076	107,111
Series 10, Class 1A 5.72%, 10/20/27 *	84,426	82,061
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.83%, 3/25/33 *	47,519	47,313
Washington Mutual, Series 2005-AR1, Class A1A, 5.64%, 1/25/45 *	156,009	147,502

Total Collateralized Mortgage Obligations (Cost $ 2,391,778)		2,358,470

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Corporate Bonds (7.6%)
Basic Materials (0.4%)
Alcan, Inc., 6.25%, 11/1/08	170,000	172,435
Praxair, Inc., 6.50%, 3/1/08	125,000	125,293
		297,728

Communications (0.4%)
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	260,091

Consumer, Staples (0.7%)
Target Corp., 6.35%, 1/15/11	200,000	210,988
WM Wrigley Jr Co., 4.30%, 7/15/10	250,000	255,054
		466,042

Energy (0.6%)
Halliburton Company, 5.5%, 10/15/10	350000	367,111

Financial (5.0%)
Amsouth Bancorp, 6.13%, 3/1/09	100,000	102,173
General Electric Co.,
5.25% 10/27/09	1,250,000	1,285,931
3.75%, 12/15/09	500,000	503,479
Hartford Life Global Funding, 5.53%, 9/15/09 *	200,000	200,055
IBM International Group Capital, 5.05%, 10/22/12	700,000	727,894
National City Bank, 5.37%, 2/7/08 *	200,000	200,001
Sovereign Bank, 4.00%, 2/01/08	250,000	250,000
		3,269,533

Health Care (0.5%)
Abbott Laboratories, 5.15%, 11/30/12	300,000	316,169

Total Corporate Bonds (Cost $ 4,869,938)		4,976,674

Medium Term/Senior Notes (1.2%)
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	779,105

Total Medium Term/Senior Notes (Cost $ 764,332)		779,105

Taxable Municipal Bonds (3.4%)
Missouri (0.6%)
Higher Education Loan Authority Revenue, Series N, 5.33%, 7/1/32 *	400,000	400,000

Pennsylvania (1.0%)
Higher Education Assistance Agency, 5.32%, 9/1/43 *	600,000	600,000

Texas (1.8%)
Brazos, Series A-11, 5.28%, 12/1/38 *	600,000	600,000
Panhandle-Plains, Series A-3, 5.29%, 4/1/31 *	600,000	600,000
		1,200,000

Total Taxable Municipal Bonds (Cost $ 2,200,000)		2,200,000

U.S. Government Agency Pass-Through Securities (4.0%)
5.50%, 1/1/10, Pool #687086	131,962	133,638
4.50%, 4/1/13, Pool #254717	664,936	679,243

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
8.48%, 5/25/15, Pool #502966 *	14,434	14,680
6.50%, 12/1/15, Pool #545927	35,693	37,376
5.84%, 11/1/21, Pool #365421 *	65,265	66,803
7.14%, 4/1/29, Pool #846367 *	13,027	13,253
8.50%, 8/1/30, Pool #542611	13,769	15,207
4.10%, 5/1/34, Pool #784365 *	104,090	106,945
4.36%, 6/1/34, Pool #789463 *	311,989	319,763
4.83%, 1/1/35, Pool #810896 *	497,631	514,878
5.04%, 7/1/35, Pool #834933 *	697,650	724,627
6.19%, 6/1/40, Pool #557072 *	16,469	16,489

Total U.S. Government Agency Pass-Through Securities (Cost $ 2,582,975)		2,642,902

U.S. Government Agency Securities (47.3%)
Federal Farm Credit Bank (3.1%)
5.03%, 3/14/08	500,000	501,253
5.20%, 5/02/08	500,000	502,878
5.08%, 3/16/09	1,000,000	1,027,038
		2,031,169

Federal Home Loan Bank (8.4%)
5.25%, 2/05/08	1,000,000	1,000,256
5.10%, 3/06/08	750,000	751,579
5.13%, 4/16/08	500,000	502,291
5.13%, 6/13/08	100,000	100,811
5.09%, 10/07/08	500,000	507,886
5.00%, 10/02/09	500,000	518,849
4.88%, 5/14/10	2,000,000	2,091,744
		5,473,416

Federal National Mortgage Association (21.7%)
5.40%, 2/01/08	500,000	500,000
4.50%, 2/15/11	5,000,000	5,216,105
5.13%, 4/15/11	4,000,000	4,253,464
4.88%, 5/18/12	4,000,000	4,252,088
		14,221,657

Freddie Mac (14.0%)
5.05%, 2/14/08	1,000,000	1,000,803
4.63%, 12/19/08	1,000,000	1,017,002
4.75%, 3/05/09	1,000,000	1,022,838
4.00%, 4/06/10	1,000,000	1,002,326
4.54%, 12/27/10	1,000,000	1,004,253
3.25%, 2/25/11	1,500,000	1,508,276
4.63%, 10/25/12	2,500,000	2,636,338
		9,191,836

Small Business Administration (SBA) (0.1%)
SBA Participation Certificates, Series 2000-10C, Class 1, 7.88%, 5/1/10	32,859	33,687

Total U.S. Government Agency Securities (Cost $ 29,896,118)		30,951,765

U.S. Treasury Obligations (25.8%)
U.S. Treasury Notes (25.8%)
3.75%, 5/15/08	1,000,000	1,004,844
3.25%, 8/15/08	2,895,000	2,911,736
4.88%, 8/31/08	1,500,000	1,522,617

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
3.63%, 7/15/09	4,000,000	4,084,688
4.25%, 10/15/10	7,000,000	7,371,875

Total U.S. Treasury Obligations (Cost $ 16,313,093)		16,895,760

Money Markets (1.8%)
American Beacon Money Market Fund	1,203,599	1,203,599

Total Money Markets (Cost $ 1,203,599)		1,203,599

Total Investments (Cost $ 63,230,811) (a) – 99.2%		64,951,008

Other assets in excess of liabilities – 0.8%		547,491

Net Assets – 100.00%		65,498,499

(a) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2008.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Asset Backed Securities (4.8%)
Green Tree Financial Corp., Series 1997- 7, Class A8, 6.86%, 7/15/29 *	128,328	131,944
Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	500,000	504,753
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	217,414	218,133
Hyundai Auto Receivables Trust, Series 2005-A, Class A3, 3.98%, 11/16/09	126,395	126,515
MSCC Heloc Trust, Series 2003-1, Class A, 5.59%, 11/25/15 *	65,245	62,776
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.05%, 7/15/09	125,017	125,224
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/11	137,503	136,622
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	119,715	119,420
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 5.58%, 6/25/33 *	47,133	46,900
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.38%, 5/17/13	300,000	302,218

Total Asset Backed Securities (Cost $ 1,765,449)		1,774,505

Collateralized Mortgage Obligations (15.3%)
Fannie Mae,
Series 2002-16, Class XU, 5.50%, 4/25/17	2,925,553	3,027,416
Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	517,218
Series 2003-92, Class HP, 4.50%, 9/25/18	442,050	448,089
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 4.99%, 6/25/34 *	118,685	119,977
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	452,138	468,787
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	182,020	199,867
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	279,044	297,439
MLCC Mortgage Investors, Inc.
Series 2003-B, Class A1, 5.66%, 4/25/28 *	72,331	70,642
Series 2003-D, Class A, Class A1 5.63%, 8/25/28 *	87,217	86,010
Sequoia Mortgage Trust, Series 10, Class 1A, 5.72%, 10/20/27 *	84,426	82,061
Washington Mutual, Series 2003-AR1, Class A6, 4.47%, 3/25/33 *	300,607	296,621

Total Collateralized Mortgage Obligations (Cost $ 5,417,270)		5,614,127

Corporate Bonds (21.2%)
Basic Materials (0.5%)
Alcoa, Inc., 6.00%, 1/15/12	165,000	172,837

Communications (0.5%)
Thomson Corp., 6.20%, 1/5/12	175,000	185,199

Consumer Discretionarys (2.6%)
FedEx Corp., 7.52%, 1/15/18	107,992	117,628
Honeywell International, 6.13%, 11/1/11	250,000	267,181
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	121,841
Masco Corp., 5.88%, 7/15/12	175,000	183,845
McDonald's Corp., 8.88%, 4/1/11	125,000	145,227
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	118,311
		954,033

Consumer, Staples (1.3%)
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	107,992
Kellogg Co., 6.60%, 4/1/11	210,000	224,612
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	157,551
		490,155

Energy (0.5%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	175,908

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Financial (13.3%)
American Express Credit Corp., 5.00%, 12/2/10	175,000	179,249
Bank One Corp., 10.00%, 8/15/10	230,000	264,250
Bank of America Corp., 7.40%, 1/15/11	300,000	326,393
Berkley Corp., 5.13%, 9/30/10	150,000	152,677
Citigroup, Inc., 6.50%, 1/18/11	115,000	121,752
City National Bank, 6.75%, 9/1/11	250,000	264,570
First Tennessee Bank, 5.05%, 1/15/15	200,000	200,700
First Union National Bank NA, 7.80%, 8/18/10	300,000	329,389
Firstar Bank N.A., 7.13%, 12/1/09	150,000	159,663
Fort Eustis, 4.98%, 12/15/20 (b)	200,000	187,306
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	243,762
IBM International Group Capital, 5.05%, 10/22/12	300,000	311,955
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	212,179
Manufacturers & Traders Trust Co., 5.60%, 12/28/20 *	169,000	160,192
MetLife, Inc., 5.38%, 12/15/12	80,000	82,908
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	265,986
National City Bank, 6.20%, 12/15/11	150,000	157,633
National City Bank of Kentucky, 6.30%, 2/15/11	75,000	75,491
PNC Funding Corp., 6.13%, 2/15/09	150,000	152,348
ProLogis, 5.25%, 11/15/10 (b)	85,000	84,324
Safeco Corp., 4.88%, 2/1/10	150,000	152,654
TVA Principal Strip, 0.00%, 11/1/25	1,500,000	634,933
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	160,839
		4,881,153

Health Care (1.5%)
Abbott Laboratories, 5.6%, 11/30/17	200,000	208,723
American Home Products (WYETH), 6.70%, 3/15/11	135,000	143,982
Schering-Plough Corp., 5.30%, 12/1/13	185,000	194,965
		547,670

Industrial (0.5%)
Bemis Company, Inc., 4.88%, 4/1/12	175,000	176,857

Utilities (0.5%)
General Electric Co., 5.00%, 2/1/13	170,000	175,283

Total Corporate Bonds (Cost $ 7,558,348)		7,759,095

Medium Term/Senior Notes (0.7%)
Goldman Sachs Group, Inc., 6.65%, 5/15/09	225,000	242,952

Total Medium Term/Senior Notes (Cost $ 225,000)		242,952

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Taxable Municipal Bonds (8.3%)
Arkansas (1.2%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/2008, OID	435,000	440,320

Iowa (0.9%)
Davenport, Series A, GO, 4.60%, 6/1/12 , OID	160,000	165,632
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/2011, OID	115,000	124,490
		290,122

Illinois (1.9%)
Chicago, Series C, GO, 4.69%, 1/1/11	175,000	180,775
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	205,912
State, Pension, GO, 3.55%, 6/1/11, OID	170,000	170,095
Loyola University, Series C, 4.80%, 7/1/13, OID	150,000	153,228
		710,010

Maine (0.8%)
State, General Purpose, GO, 3.25%, 6/15/10	300,000	300,060

Minnesota (0.5%)
Kandiyohi County, Series A, GO, 5.00%, 6/15/15	180,000	179,791

Mississippi (0.5%)
Jackson County, 5.00%, 6/1/13	190,000	198,320

Oregon (0.6%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09 , OID	225,000	231,926

Pennsylvania (0.5%)
Bethlehem, Series B, GO, 4.85%, 11/1/13, OID	190,000	195,837

Tennessee (0.5%)
State, Series B, GO, 6.00%, 2/1/09	175,000	179,940

Texas (0.5%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	174,561

Wisconsin (0.4%)
State, General Revenue, Series A, GO, 4.80%, 5/1/13, OID	125,000	129,291

Total Taxable Municipal Bonds (Cost $ 2,967,612)		3,030,178

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
U.S. Government Agency Pass-Through Securities (15.5%)
4.17%, 2/1/09, Pool #386844	454,019	455,686
4.67%, 1/1/10, Pool #385732	448,543	456,181
5.01%, 4/1/11, Pool #387392	724,795	738,368
4.61%, 7/1/12, Pool #387461	1,250,000	1,273,779
4.73%, 12/1/12, Pool #385682	449,565	461,405
4.50%, 11/1/18, Pool #B10834	768,097	768,471
5.84%, 11/1/21, Pool #365421 *	135,059	138,242
7.14%, 4/1/29, Pool #846367 *	13,027	13,253
3.96%, 6/1/33, Pool #708318 *	162,668	164,807
4.25%, 3/1/34, Pool #776486 *	190,045	190,598
4.83%, 1/1/35, Pool #810896 *	995,262	1,029,756

Total U.S. Government Agency Pass-Through Securities (Cost $ 5,661,264)		5,690,546

U.S. Government Agency Securities (11.0%)
Federal Farm Credit Bank (1.4%)
5.00%, 9/21/09	500,000	518,665

Federal Home Loan Bank (1.5%)
5.00%, 5/11/17	500,000	530,330

Federal National Mortgage Association (6.0%)
5.20%, 6/2/08	100,000	100,768
5.00%, 5/11/17	500,000	531,396
5.63%, 11/15/21	1,500,000	1,578,381
		2,210,545

Freddie Mac (2.1%)
5.40%, 12/27/11	750,000	758,603

Total U.S. Government Agency Securities (Cost $ 3,827,923)		4,018,143

U.S. Treasury Obligations (15.4%)
U.S. Treasury Bonds (0.3%)
7.25%, 5/15/16	70,000	88,424

U.S. Treasury Notes (15.1%)
4.25%, 1/15/11	450,000	475,101
4.38%, 8/15/12	335,000	358,738
4.00%, 2/15/15	300,000	313,687
4.50%, 11/15/15	1,500,000	1,609,804
5.13%, 5/15/16	2,500,000	2,786,522
		5,543,852

Total U.S. Treasury Obligations (Cost $ 5,250,579)		5,632,276

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2008 - (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Money Markets (7.3%)
American Beacon Money Market Fund	2,685,548	2,685,548

Total Money Markets (Cost $ 2,685,548)		2,685,548

Total Investments (Cost $ 35,358,993) (b) – 99.5%		36,447,370

Other assets in excess of liabilities – 0.5%		183,576

Net Assets – 100.00%		36,630,946

(a) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
(b) Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2008.
GO General Obligation
OID Original Issue Discount

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Municipal Bonds (98.1%)
Augusta Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RADIAN	1,180,000	1,215,589
Butler & Sedgwick County, School District #385,
5.60%, 9/1/12, FSA	1,775,000	1,999,041
5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA GO	2,000,000	2,191,020
5.00%, 9/1/19, Callable 9/1/10 @ 100, FGIC	100,000	106,627
Butler County, School District #490,
5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	531,700
5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	395,000	417,930
5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FSA	690,000	782,840
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15 @ 100, FGIC	1,170,000	1,253,538
Cherokee County, COPS, 6.25%, 12/1/23, Pre-refunded 6/1/08 @ 100	900,000	911,853
Chisholm Creek, Water & Sewer Revenue,
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	788,015
5.25%, 9/1/15, Callable 9/1/12 @ 100, MBIA	400,000	443,952
Coffeyville Community College, Series A, 5.05%, 10/1/25, Callable 10/1/15 @ 100,	1,975,000	2,235,601
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,450,013
Dodge Citi, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA, OID	975,000	983,921
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,073,798
Ellis Water System Revenue, 5.00%, 10/1/26, Call/Sink 10/1/16 @ 100	700,000	664,132
Finney County, GO, 5.00%, 12/1/10, Callable 12/24/07 @ 100, MBIA	500,000	500,980
Franklin County, COP, Mental Health, 4.75%, 9/1/21, Callable 9/1/13 @ 100	750,000	759,863
Franklin County, School District #289, GO, 5.35%, 9/1/11, Sinkable, FSA	230,000	254,171
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 10/1/08 @ 100, MBIA, OID	455,000	462,307
Geary County, School District #475, GO,
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	889,629
5.25%, 9/1/20, Callable 9/1/15 @ 100, MBIA	2,025,000	2,331,545
Gray County, School District #102,
5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	808,216
6.80%, 9/1/15, Callable 12/24/07 @ 100, GO	10,000	10,030
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,017,760
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,014,560
Hoisington Public Buildging Corp., Health Care Facilities Revenue, 5.00%, 11/1/23, Callable 11/1/14 @ 100, AMBAC	1,700,000	1,787,142
Johnson County, Community College, Student Commons & Parking Revenue,
5.00%, 11/15/24, Callable 11/15/12 @ 100, AMBAC	1,000,000	1,036,430
Johnson County, Park & Recreation Foundation Revenue, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	913,935
Johnson County, Park & Recreation Foundation, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,067,960
Johnson County, Property Tax Revenue, GO, 4.50%, 9/01/13	1,230,000	1,335,842
Johnson County, School District #231,
5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC, GO	1,080,000	1,134,778
5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC, GO	1,070,000	1,094,835
Johnson County, School District #232,
4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	639,684
5.00%, 3/1/15, MBIA, GO	500,000	555,880
5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA, GO	1,325,000	1,468,736
5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA, GO	1,000,000	1,086,380
Johnson County, School District #233, GO
5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,033,280
5.50%, 9/1/14, FGIC	325,000	369,600
Johnson County, Water District #1,
5.00%, 6/1/12, Callable 12/1/11 @ 100,	1,000,000	1,087,510
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	809,955
Junction City, Water & Sewer, GO,
5.00%, 6/1/08	1,000,000	1,008,400
4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,633,624
Kingman County, School District #331, GO, 5.80%, 10/1/16, pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,682,227
La Cygne, Environmental Improvements Revenue, Kansas City Power and Light, 4.05%, 3/1/15, XLCA	382,000	400,668
Lawrence Hospital Revenue, Lawrence Memorial Hospital,
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,070,220
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,052,860
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	639,524
Leavenworth County,School District #464, GO, 5.00%, 9/1/25, Callable 9/1/15 @ 100, MBIA	1,380,000	1,565,679
Leavenworth County,School District #469, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FGIC	1,000,000	1,134,550
Leawood, GO,
Series B, 5.00%, 9/1/10, Callable 12/24/07 @ 100	105,000	105,184
Series A, 5.25%, 9/1/16, Callable 9/1/09 @ 100	340,000	356,419
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32, Callable 5/15/12 @ 101, OID	1,500,000	1,766,025
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	273,445
Maize Public Building Commission Revenue, 5.25%, 5/1/25, Callable 5/1/11 @ 100	1,000,000	1,004,640
Maize, Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	1,006,800
Miami County, School District #367, GO, Class A,
5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	912,942
5.00%, 9/1/25, Callable 9/1/15 @ 100, FSA	1,310,000	1,379,941
Miami County, School District #416, GO, 5.00%, 9/1/20, Callable 9/1/16 @ 100, MBIA	1,125,000	1,218,667

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 12/24/07 @ 100	700,000	701,001
Olathe, Health Facilities Revenue, Olathe County Hospital,
3.50%, 9/1/29, AMBAC *	1,650,000	1,650,000
3.58%, 9/1/32, Callable 11/21/07 @ 100, AMBAC *	500,000	500,000
4.13%, 9/1/37 *	1,500,000	1,527,840
Olathe,Special Obligation, Tax Increment Revenue,
4.75%, 3/1/11	1,000,000	987,340
5.00%, 3/1/16	500,000	478,830
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	625,647
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	680,098
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24, Callable 4/1/16 @ 100, OID	1,250,000	1,256,600
Pratt, Public Building Commission Revenue, 4.75%, 12/1/18, Callable 12/1/11 @ 100	425,000	415,480
Reno County, School District #308,GO, Series A, 5.00%, 9/1/16, MBIA	500,000	559,835
Rice County, COP, 5.30%, 12/1/19, Callable 12/1/09 @ 100, MBIA, OID	1,425,000	1,499,770
Rice County, School District #444, GO, 5.08%, 9/1/14, Callable 12/24/07 @ 100	755,000	756,366
Riley County, School District #383, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,066,540
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100. OID	500,000	508,780
Salina, Hospial Revenue, Salina Regional Health Center,
5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	480,962
5.00%, 10/1/23, Callable 4/1/16 @ 100	470,000	482,638
Saline County, School District #305, GO,
4.75%, 9/1/14, Callable 9/1/08 @ 100, FSA, OID	2,025,000	2,053,249
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA	220,000	241,153
5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100, FSA	780,000	850,270
Sedgwick & Shawnee, Single Family Revenue,
Series A-2, 6.50%, 12/1/16, GNMA	20,000	20,694
Series A-2, 6.70%, 6/1/29, GNMA	155,000	160,084
Series B-1, 8.05%, 5/1/14, GNMA	25,000	25,696
Sedgwick County, School District #260, GO,
5.50%, 10/1/13, Callable 10/1/09 @ 100, FGIC	1,595,000	1,681,130
5.50%, 10/1/14, Callable 10/1/09 @ 100, FGIC, OID	1,675,000	1,766,857
Sedgwick County, School District #261, GO,
4.00%, 11/1/13, FSA	500,000	530,500
4.75%, 11/1/17, Callable 11/1/09 @ 100, FSA, OID	1,525,000	1,593,335
Seneca, Kansas Public Building Common Revenue, 4.88%, 9/1/27, Callable 9/1/14 @ 100	1,000,000	961,530
Shawnee County Kansas Ctfs Partner Energy Conservation Project, COP, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,725,378
Shawnee County Kansas Ctfs Partner, COP, 4.50%, 12/1/08	515,000	523,739
Shawnee County Kansas, Correction Lake Project, 5.00%, 9/1/23, Callable 9/1/15 @ 100	1,840,000	1,894,850
Shawnee County, School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,109,600
Shawnee County, Series A, GO, 5.00%, 9/1/19, Callable 9/1/15 @ 100, FSA	700,000	765,884
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,155,190
Series C-1, 3.45%, 9/1/19, Callable 12/3/07 @ 100 *	1,000,000	1,000,000
Series C-1, 3.22%, 9/1/21, Callable 12/3/07 @ 100 *	1,400,000	1,400,000
Series C-2, 3.60%, 9/1/14, FSA *	1,000,000	1,000,000
Series C-2, 3.45%, 9/1/19, Callablet 12/3/07 @ 100 *	1,000,000	1,000,000
State, Development Finance Authority Health Facilities Revenue, Stormont-vail Healthcare Inc.,
5.00%, 11/15/27, Callable 11/15/17 @ 100, MBIA	1,875,000	1,940,869
Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,096,350
State, Development Finance Authority Health Facilities Revenue, Hays Medical Center, Inc.,
Series B, 5.00%, 11/15/22, Callable 11/15/15 @ 100	500,000	520,885
Series B, 3.45%, 5/15/26 *	2,000,000	2,000,000
State, Development Finance Authority Health Facilities Revenue, St. Lukes/Shawnee Mission Health System, Inc.,
5.38%, 11/15/16, Callable 12/24/07 @ 101, MBIA,OID	500,000	506,115
State, Development Finance Authority Housing Development Revenue, GNMA Collateral,
5.35%, 5/20/23, Callable 5/20/13 @ 105	1,000,000	1,051,650
State, Development Finance Authority Revenue,
5.00%, 8/1/11, AMBAC	120,000	130,214
5.00%, 8/1/11, AMBAC	380,000	409,967
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	516,375
5.00%, 5/1/13, MBIA	500,000	548,885
5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	544,035
5.00%, 4/1/13, FGIC	150,000	166,038
5.00%, 10/1/16	1,585,000	1,797,865
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	651,590
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	130,000	146,452
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	402,394
5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,016,460
5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	552,698
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	750,000	816,352
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,229,591
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,930,978
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	539,215
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,223,026

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,052,710
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	2,081,460
5.25%, 11/1/10	650,000	701,129
5.25%, 5/1/11, Callable 11/1/08 @ 100	320,000	326,746
5.25%, 5/1/11, Callable 11/1/08 @ 100	680,000	696,565
5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,652,625
5.50%, 3/1/16, Callable 3/1/11 @ 100, AMBAC	650,000	700,310
5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,738,623
State, Development Finance Authority Revenue, Energy Conservation Project,
5.40%, 4/1/10, Callable 12/24/07 @ 100	500,000	501,135
State, Development Finance Authority Revenue, Sisters Of Charity Leavenworth,
5.00%, 12/1/25, Callable 6/1/08 @ 101, MBIA, OID	735,000	742,254
State, Development Finance Authority Revenue, University of Kansas Athletic Facility,
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,074,390
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,301,208
State, Development Finance Authority Water Pollution Control Revenue,
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	1,007,946
5.50%, 11/1/15	200,000	233,540
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,107,040
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,049,251
State, Development Finance Authority, Lease Revenue, Department of Administaration, Series J2, 3.55%, 12/1/34 *	1,340,000	1,340,000
State, Development Finance Authority, Lease Revenue, Department of Juvenile Justice Authority,
Series D, 5.25%, 5/1/16, MBIA	1,275,000	1,370,612
State, Development Finance Authority, Water Supply Revenue, 5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,820,134
State, Independent College Finance Authority, Friends University, 4.75%, 10/1/21, Callable 10/1/11 @ 100	1,500,000	1,504,125
State, Independent College Finance Authority, Newman University, 6.00%, 10/1/21, Callable 12/24/07 @ 100	750,000	731,558
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	541,225
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable 12/24/07 @ 100, AMBAC, OID	95,000	95,204
Topeka Public Building Commn Revenue, 5.00%, 6/1/13, MBIA	1,140,000	1,253,099
University of Kansas Hospital Authority Health Facilities Revenue, 5.50%, 9/1/11	300,000	330,135
5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	498,424
5.40%, 9/1/13, Callable 9/1/09 @ 100, AMBAC, OID	275,000	288,915
5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC, OID	1,645,000	1,730,770
6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,276,397
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	1,033,770
5.63%, 9/1/27, Callable 9/1/12 @ 100, OID	275,000	308,995
5.63%, 9/1/32, Callable 9/1/12 @ 100, OID	1,100,000	1,235,982
3.58%, 9/1/34, Callable 11/21/07 @ 100 *	900,000	900,000
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	491,455
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Pre-refunded 5/1/08 @ 100, AMBAC	1,000,000	1,006,000
Wichita, Hospital Facilities Revenue,
5.40%, 11/15/08, OID	2,085,000	2,133,643
5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	310,638
6.75%, 11/15/14, Call/Sink 11/15/09 @ 101	1,000,000	1,067,570
5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	352,651
5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	534,140
6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	816,405
6.38%, 11/15/19, Call/Sink 11/15/09 @ 101, OID	700,000	738,815
6.75%, 11/15/19, Call/Sink 11/15/09 @ 101	2,000,000	2,126,540
Wichita, Sales Tax Revenue, GO,
5.00%, 10/1/12	2,325,000	2,561,662
5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	205,856
Wichita, Water & Sewer Utility Revenue,
4.70%, 10/1/12, Callable 12/24/07 @ 100, FGIC, OID	2,000,000	2,002,800
5.00%, 10/1/12, FGIC, GO,	1,000,000	1,094,910
5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	550,085
Winfield, Educational Facilities Revenue, 5.00%, 10/1/18, Callable 10/1/11 @ 100, OID	1,125,000	1,111,219
Wyandotte County, Government Transportation Development Revenue, Cabelas Project,
5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,240,000	1,168,960
Wyandotte County, Government Transportation Development Revenue, Legends Village West Project,
4.60%, 10/1/16	240,000	228,442
4.88%, 10/1/28, Callable 10/1/16 @ 100, OID	490,000	430,235
Wyandotte County, Government Utility System Revenue,
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,172,500
4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,043,180
5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	263,577
Wyandotte County, School District #2, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,100,290
Wyandotte County, School District #4, GO, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FGIC	1,000,000	1,051,400
Wyandotte County, School District #500, GO,
5.25%, 9/1/12, Callable 9/1/11 @ 100, FSA	1,805,000	1,974,237
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,130,480
5.50%, 9/1/16, Callable 9/1/12 @ 100, FSA	300,000	336,171

Total Municipal Bonds (Cost $ 175,801,654)		180,337,401

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2008 (Unaudited)

	Shares or
Security Description	Principal Amount	Value ($)
Money Markets (0.7%)
Federated Tax-Exempt Money Market Fund	1,282,128	1,282,128

Total Money Markets (Cost $ 1,282,128)		1,282,128

Total Investments (Cost $ 177,083,782) (a) – 98.8%		181,619,529

Other assets in excess of liabilities – 1.2%		2,231,219

Net Assets – 100.00%		183,850,748

* Variable rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2008.
(a) See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
AMBAC - Insured by American Municipal Bond Insurance Corp.
COP - Certificate of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Insured by Federal Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Organization
OID - Original Issue Discount
XLCA - Insured by XL Capital Assurance
RADIAN - Insured by RADIAN Guaranty, Inc.

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Common Stocks (23.3%)
Basic Materials (1.2%)
Acerinox SA	4	94
Agnico-Eagle Mines Ltd.	3	190
Agrium, Inc.	3	193
Air Products & Chemicals, Inc.	6	540
Air Water, Inc.	9	88
Airgas, Inc.	26	1,207
AK Steel Holding Corp.	28	1,338
Akzo Nobel NV	4	293
Albemarle Corp.	12	435
Alcoa, Inc.	26	861
Allegheny Technologies, Inc.	19	1,338
Alumina Ltd.	38	178
Antofagasta PLC	7	91
ArcelorMittal	12	787
Arkema (a)	2	112
Asahi Kasei Corp.	46	281
Ashland, Inc.	10	455
Barrick Gold Corp.	13	671
BASF SE	8	1,042
Bayer AG	12	984
BHP Billiton Ltd.	111	3,686
BHP Billiton PLC	36	1,057
BlueScope Steel Ltd.	24	219
Boehler-Uddeholm AG	1	101
Brookfield Infrastructure	1	8
Cabot Corp.	11	327
Cameco Corp.	5	169
Carpenter Technology Corp.	38	2,342
Celanese Corp.	47	1,747
Chemtura Corp.	44	295
Ciba Specialty Chemicals AG	2	80
Clariant AG	7	56
Cleveland-Cliffs, Inc.	15	1,528
Cytec Industries, Inc.	28	1,585
Daicel Chemical Industries Ltd.	16	90
Daido Steel Co. Ltd.	15	99
Dainippon Ink and Chemicals, Inc.	28	125
Denki Kagaku Kogyo K K	22	89
Domtar Corp. (a)	108	872
The Dow Chemical Co.	40	1,546
Dowa Holdings Co. Ltd.	10	67
Eastman Chemical Co.	22	1,454
Ecolab, Inc.	34	1,641
EI Du Pont de Nemours & Co.	33	1,491
Energy Resources of Australia	6	101
Equinox Minerals Ltd. (a)	28	126
Ferro Corp.	23	407
First Quantum Minerals Ltd.	1	75
FMC Corp.	19	1,010
Fortescue Metals Group Ltd. (a)	40	221
Gold Corp., Inc.	11	409
Gunns Ltd.	37	106
HB Fuller Co.	68	1,412
Hercules, Inc.	111	1,946
Hitachi Chemical Co. Ltd.	5	85
Hitachi Metals Ltd.	9	118
Hokuetsu Paper Mills Ltd.	21	89
HudBay Minerals, Inc. (a)	4	74
Huntsman Corp.	16	388
Iamgold Corp.	13	104
Iluka Resources Ltd.	21	85

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Inmet Mining Corp.	1	73
International Flavors & Fragra, Inc.	17	724
International Paper Co.	13	419
Ivanhoe Mines Ltd. (a)	8	78
JFE Holdings, Inc.	20	924
Johnson Matthey PLC	3	111
JSR Corp.	7	163
Jubilee Mines NL	8	162
K+S AG	1	251
Kagara Ltd.	19	64
Kaneka Corp.	13	97
Kansai Paint Co. Ltd.	12	79
Kazakhmys PLC	4	97
Kingboard Chemical Holdings Ltd.	19	78
Kinross Gold Corp. (a)	9	199
Kobe Steel Ltd.	103	344
Koninklijke DSM NV	3	126
Lanxess AG	2	69
Lee & Man Paper Manufacturing Ltd.	25	56
Lihir Gold Ltd. (a)	60	200
Linde AG	2	261
Lintec Corp.	5	76
Lonmin PLC	2	115
Lonza Group AG	1	127
Louisiana-Pacific Corp.	25	382
Lubrizol Corp.	25	1,315
Lundin Mining Corp. (a)	8	61
MeadWestvaco Corp.	47	1,316
Methanex Corp.	4	100
Minara Resources Ltd.	20	88
Minerals Technologies, Inc.	7	381
Mitsubishi Chemical Holdings Co.	45	325
Mitsubishi Gas Chemical Co., Inc.	15	138
Mitsubishi Materials Corp.	41	167
Mitsui Chemicals, Inc.	26	174
Mitsui Mining & Smelting Co. Ltd	22	83
Monsanto Co.	34	3,823
Mount Gibson Iron Ltd. (a)	85	199
Neenah Paper, Inc.	5	136
Newcrest Mining Ltd.	11	344
Newmont Mining Corp.	27	1,467
Nihon Parkerizing Co. Ltd.	6	90
Nine Dragons Paper Holdings Ltd.	38	61
Nippon Kayaku Co. Ltd.	12	72
Nippon Light Metal Co. Ltd.	42	73
Nippon Paint Co. Ltd.	21	100
Nippon Shokubai Co. Ltd.	12	107
Nippon Steel Corp.	220	1,320
Nippon Yakin Kogyo Co. Ltd.	9	69
Nissan Chemical Industries Ltd.	9	111
Nisshin Steel Co. Ltd.	28	92
Nitto Denko Corp.	5	244
NOF Corp.	23	87
Norske Skogindustrier ASA	8	45
Nova Chemicals Corp.	3	86
Nufarm Ltd.	10	134
OJI Paper Co. Ltd.	33	141
Olin Corp.	42	861
OneSteel Ltd.	37	220
Orica Ltd.	10	259
Osaka Titanium Technologies Co.	1	63
Outokumpu OYJ	3	94
Oxiana Ltd.	50	134

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pacific Metals Co. Ltd.	6	47
Paladin Energy Ltd. (a)	18	71
PaperlinX Ltd.	40	77
Plum Creek Timber Co., Inc.	44	1,837
Potash Corp. of Saskatchewan	5	702
PPG Industries, Inc.	5	330
Praxair, Inc.	17	1,375
Rautaruukki OYJ	2	82
Rayonier, Inc.	16	677
Reliance Steel & Aluminum Co.	13	640
Rengo Co. Ltd.	20	126
Rio Tinto Ltd.	11	1,213
Rio Tinto PLC	16	1,577
Rohm & Haas Co.	41	2,187
RPM International, Inc.	115	2,489
RTI International Metals, Inc. (a)	9	497
Salzgitter AG	1	157
Schulman A, Inc.	13	265
Sensient Technologies Corp.	52	1,381
SGL Carbon AG (a)	2	100
Shin-Etsu Chemical Co. Ltd.	13	683
Showa Denko KK	39	131
Sigma-Aldrich Corp.	29	1,440
Silver Standard Resources, Inc. (a)	3	104
Smurfit-Stone Container Corp. (a)	46	437
Solvay SA	1	125
Southern Copper Corp.	2	188
Ssab Svenskt Stal AB	3	78
Steel Dynamics, Inc.	23	1,199
Stillwater Mining Co. (a)	24	250
Stora Enso Oyj	9	124
Sumitomo Bakelite Co. Ltd.	15	79
Sumitomo Chemical Co. Ltd.	55	389
Sumitomo Forestry Co. Ltd.	12	89
Sumitomo Metal Industries Ltd.	145	683
Sumitomo Metal Mining Co. Ltd.	19	311
Syngenta AG	2	527
Taiyo Nippon Sanso Corp.	13	124
Teck Cominco Ltd.	7	229
Temple-Inland, Inc.	14	263
ThyssenKrupp AG	6	293
Titanium Metals Corp.	11	239
Toagosei Co. Ltd.	28	86
Toho Titanium Co. Ltd.	3	69
Tokai Carbon Co. Ltd.	10	78
Tokuyama Corp.	9	64
Tokyo Ohka Kogyo Co Ltd.	5	100
Tokyo Steel Manufacturing Co.	7	69
Tosoh Corp.	20	84
Ube Industries Ltd.	36	112
United States Steel Corp.	38	3,880
UPM-Kymmene Oyj	8	150
Uranium One, Inc. (a)	9	63
USEC, Inc. (a)	47	379
Valspar Corp.	90	1,803
Vedanta Resources PLC	3	107
Voestalpine AG	2	122
Vulcan Materials Co.	20	1,569
Wausau Paper Corp.	31	277
Weyerhaeuser Co.	6	406
Xstrata PLC	10	761
Yamana Gold, Inc.	10	166
Yamato Kogyo Co. Ltd.	2	75

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Yara International ASA	4	189
Yodogawa Steel Works Ltd.	19	89
Zeon Corp.	10	60
Zep, Inc.	8	132
Zinifex Ltd.	16	147
		93,315

Communications (2.1%)
3Com Corp. (a)	69	285
Adaptec, Inc. (a)	65	203
Aegis Group PLC	42	93
Akamai Technologies, Inc. (a)	25	755
Alcatel-Lucent	36	224
Amazon.Com, Inc. (a)	18	1,399
American Tower Corp. (a)	16	600
Anixter International, Inc. (a)	22	1,541
APN News & Media Ltd.	22	100
Ariba, Inc. (a)	49	489
Asatsu-DK, Inc.	3	91
AT&T, Inc.	263	10,123
BCE, Inc.	13	452
Belgacom SA	3	146
Belo Corp.	120	1,993
Black Box Corp.	9	299
British Sky Broadcasting Group	17	186
BT Group PLC	133	685
Cable & Wireless PLC	38	121
Cablevision Systems Corp. (a)	35	822
CBS Corp.	15	378
CenturyTel, Inc.	28	1,033
Charter Communications, Inc. (a)	144	168
Check Point Software Technologies Ltd. (a)	65	1,385
China Mobile Ltd.	138	2,023
China Netcom Group Corp.	64	195
China Unicom Ltd.	197	454
Ciena Corp. (a)	57	1,546
Cincinnati Bell, Inc. (a)	156	605
Cisco Systems, Inc. (a)	379	9,286
Citizens Communications Co.	120	1,376
Clear Channel Communications, Inc.	13	399
CNET Networks, Inc. (a)	140	1,105
Cogeco Cable, Inc.	2	78
Comcast Corp. - A Shares (a)	99	1,798
Comcast Corp. - SPL (a)	41	738
CommScope, Inc. (a)	46	2,040
Consolidated Media Holdings Ltd.	14	56
Corning, Inc.	81	1,950
Corus Entertainment, Inc.	2	43
Cosmote Mobile Telecommunications SA	4	154
Crown Castle International Corp. (a)	54	1,954
CTC Media, Inc. (a)	4	107
Daily Mail & General Trust	7	73
Deutsche Telekom AG	46	941
Digital River, Inc. (a)	31	1,163
The DIRECTV Group, Inc. (a)	31	700
DisCo.very Holding Co. (a)	55	1,277
DISH Network Corp. (a)	39	1,101
Earthlink, Inc. (a)	65	443
eBay, Inc. (a)	61	1,640
EchoStar Corp. (a)	7	205
Elisa OYJ	4	113
Emap PLC	6	110
Embarq Corp.	39	1,767

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Eniro AB	9	74
Entercom Communications Corp.	17	209
Equinix, Inc. (a)	15	1,133
Ericsson	228	512
Expedia, Inc. (a)	58	1,335
Extreme Networks (a)	77	266
F5 Networks, Inc. (a)	56	1,318
Fairfax Media Ltd.	44	159
Foxconn International Holdings (a)	62	102
France Telecom SA	27	948
Gannett Co., Inc.	7	259
Gestevision Telecinco SA	4	86
GN Store Nord AS	9	49
Google, Inc. (a)	13	7,336
Hakuhodo DY Holdings, Inc.	2	104
Harmonic, Inc. (a)	54	590
Harris Corp.	35	1,914
Harte-Hanks, Inc.	33	529
Hellenic Telecommunications Organisation SA	5	154
Hitachi Kokusai Electric, Inc.	8	84
HLTH Corp. (a)	73	817
Hutchison Telecommunications, Inc. (a)	87	122
Idearc, Inc.	27	439
IDT Corp.	34	236
Iliad SA	1	89
Independent News & Media PLC	24	81
Informa PLC	10	78
Infospace, Inc. (a)	11	105
Inmarsat PLC	13	126
InterDigital, Inc. (a)	21	424
Interpublic Group of Cos, Inc. (a)	167	1,491
Interwoven, Inc. (a)	19	241
ITV PLC	52	74
j2 Global Communications, Inc. (a)	18	394
JC Decaux SA	3	97
JDS Uniphase Corp. (a)	33	344
John Wiley & Sons, Inc.	32	1,261
Johnston Press PLC	14	69
Juniper Networks, Inc. (a)	29	787
Lagardere SCA	2	146
Lamar Advertising Co. (a)	11	474
Leap Wireless International, Inc. (a)	8	331
Lee Enterprises, Inc.	21	251
Liberty Global, Inc. - A Shares (a)	46	1,859
Liberty Global, Inc. - C Shares (a)	36	1,339
Liberty Media Corp. - Capital (a)	5	538
Liberty Media Corp. - Interactive (a)	25	398
Matsui Securities Co. Ltd.	13	90
McClatchy Co.	30	323
The McGraw-Hill Cos, Inc.	13	556
Media General, Inc.	10	190
Mediaset SpA	11	96
Meredith Corp.	26	1,222
MetroPCS Communications, Inc. (a)	66	1,193
Mobistar SA	1	93
Modern Times Group AB	2	120
Motorola, Inc.	120	1,384
MRV Communications, Inc. (a)	79	140
NetFlix, Inc. (a)	20	503
NeuStar, Inc. (a)	11	327
The New York Times Co.	26	435
News Corp. - A Shares	17	330
News Corp. - B Shares	96	1,814

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
NII Holdings, Inc. (a)	37	1,578
Nokia OYJ	60	2,174
NutriSystem, Inc. (a)	12	343
Oki Electric Industry Co. Ltd.	56	92
Openwave Systems, Inc. (a)	33	68
PagesJaunes Groupe	5	97
PCCW Ltd.	175	100
Pearson PLC	12	165
Plantronics, Inc.	31	592
Polycom, Inc. (a)	16	404
Portugal Telecom SGPS SA	14	179
Premiere AG (a)	4	88
Priceline.com, Inc. (a)	23	2,496
PT Multimedia Servicos de Telecomunicacoes & Multimedia	1	13
Publicis Groupe	2	72
Qualcomm, Inc.	101	4,284
Qwest Communications International, Inc.	73	429
Radio One, Inc. (a)	47	75
RCN Corp. (a)	17	198
RealNetworks, Inc. (a)	67	391
Reed Elsevier NV	9	157
Reed Elsevier PLC	17	208
Reuters Group PLC	19	229
RF Micro Devices, Inc. (a)	214	691
RH Donnelley Corp. (a)	11	331
Rogers Communications, Inc.	7	268
Royal KPN NV	28	505
S1 Corp. (a)	26	147
Sanoma-Wsoy Oyj	3	78
SAVVIS, Inc. (a)	13	263
SBA Communications Corp. (a)	67	1,984
Schibsted ASA	2	60
Scholastic Corp. (a)	38	1,302
Seat Pagine Gialle SpA	194	64
Seek Ltd.	15	84
SES - FDR	5	121
Seven Network Ltd.	11	118
Shaw Communications, Inc.	6	118
Sinclair Broadcast Group, Inc.	34	306
Singapore Press Holdings Ltd.	52	160
SingTel	175	451
Societe Television Francaise 1	3	75
Softbank Corp.	24	438
SonicWALL, Inc. (a)	36	316
Sprint Nextel Corp.	120	1,264
StarHub Ltd.	60	125
Sycamore Networks, Inc. (a)	125	423
Symantec Corp. (a)	36	645
Tandberg ASA	5	85
Tekelec (a)	42	504
Tele2 AB - B shares	6	122
Telecom Corp. of New Zealand Ltd.	58	182
Telecom Italia SpA	169	511
Telecom Italia RNC	93	212
Telefonica SA	66	1,918
Telekom Austria AG	5	140
Telenor ASA	12	243
Telephone & Data Systems, Inc.	9	475
Telephone & Data Systems - S, Inc.	9	436
Television Broadcasts Ltd.	16	87
TeliaSonera AB	28	246
Tellabs, Inc. (a)	73	498

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Telstra Corp. Ltd.	119	463
Telus Corp.	3	130
Telus Corp. - Non Voting Shares	2	84
Tencent Holdings Ltd.	24	142
The Thomson Corp.	3	107
Tibco Software, Inc. (a)	203	1,510
Time Warner Telecom, Inc. (a)	25	437
Time Warner, Inc.	190	2,991
Tokyo Broadcasting System, Inc.	4	92
Trend Micro, Inc. (a)	4	142
Trinity Mirror PLC	10	65
United Internet AG	6	113
United Online, Inc.	42	469
US Cellular Corp. (a)	3	213
Valueclick, Inc. (a)	66	1,441
Verizon Communications, Inc.	125	4,855
Viacom, Inc. (a)	31	1,202
Vignette Corp. (a)	20	281
Virgin Media, Inc.	42	702
Vivendi	18	719
Vodafone Group PLC	812	2,831
VTech Holdings Ltd.	12	69
The Walt Disney Co.	94	2,813
The Washington Post Co.	1	744
Websense, Inc. (a)	14	287
West Australian Newspapers Holdings Ltd.	9	90
Windstream Corp.	122	1,416
Wolters Kluwer NV	5	142
WPP Group PLC	19	233
XM Satellite Radio Holdings, Inc. (a)	47	583
Yahoo!, Inc. (a)	66	1,266
Yell Group PLC	12	79
Yellow Pages Income Fund	9	108
		154,846

Consumer, Cyclical (2.3%)
99 Cents Only Stores (a)	32	266
Abercrombie & Fitch Co.	22	1,753
Accor SA	3	228
ACE Aviation Holdings, Inc. (a)	4	90
Adidas AG	3	190
Aeon Co. Ltd.	26	315
Aeropostale, Inc. (a)	53	1,493
Air France-KLM	3	83
Aisin Seiki Co. Ltd.	7	278
Alaska Air Group, Inc. (a)	47	1,189
Alimentation Couche Tard, Inc.	6	101
All Nippon Airways Co. Ltd.	29	115
Amer Sports OYJ	4	76
American Axle & Manufacturing Holdings	30	653
AMR Corp. (a)	59	822
Aoyama Trading Co. Ltd.	4	90
Aristocrat Leisure Ltd.	16	142
ArvinMeritor, Inc.	47	638
Asics Corp.	8	104
Autogrill SpA	5	84
AutoNation, Inc. (a)	26	423
Autozone, Inc. (a)	7	846
Barratt Developments PLC	6	50
Bayerische Motoren Werke AG	5	275
Beazer Homes USA, Inc.	17	148
Bed Bath & Beyond, Inc. (a)	83	2,676

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Bellway PLC	4	63
Berkeley Group Holdings PLC	3	60
Best Buy Co., Inc.	15	732
Big Lots, Inc. (a)	21	365
Billabong International Ltd.	8	85
BJ's Wholesale Club, Inc. (a)	12	389
Blockbuster, Inc. (a)	78	243
Bob Evans Farms, Inc.	42	1,249
Borders Group, Inc.	31	349
BorgWarner, Inc.	24	1,215
Bosch Corp.	21	89
Boyd Gaming Corp.	9	241
Bridgestone Corp.	23	390
Brightpoint, Inc. (a)	34	432
Brinker International, Inc.	23	428
British Airways PLC (a)	13	86
Brunswick Corp.	18	342
Bulgari SpA	7	80
Burberry Group PLC	8	69
Callaway Golf Co.	69	1,236
Canadian Tire Corp. Ltd.	1	64
Canon Marketing Japan, Inc.	6	97
Carmax, Inc. (a)	33	736
Carnival Corp.	13	578
Carnival PLC	3	129
Carphone Warehouse Group PLC	15	98
Casey's General Stores, Inc.	48	1,248
Cathay Pacific Airways Ltd.	41	91
The Cato Corp.	20	327
Charming Shoppes, Inc. (a)	83	535
The Cheesecake Factory (a)	54	1,180
China Travel International Investment Ltd.	162	86
Choice Hotels International, Inc.	4	134
Christopher & Banks Corp.	24	306
Cia de Distribucion Integral Ltd.	1	79
Circuit City Stores, Inc.	222	1,208
Citizen Holdings Co. Ltd.	13	119
Cooper Tire & Rubber Co.	39	666
Coach, Inc. (a)	16	513
Compagnie Financiere Richemont SA	8	455
Compass Group PLC	31	195
Continental AG	2	209
Continental Airlines, Inc. (a)	18	490
Corporate Express NV	8	46
Costco Wholesale Corp.	23	1,563
Crocs, Inc. (a)	28	974
Crown Ltd. (a)	14	146
CVS Caremark Corp.	93	3,634
Daihatsu Motor Co. Ltd.	11	112
Daimler AG	15	1,167
Daiwa House Industry Co. Ltd.	20	279
David Jones Ltd.	22	90
DCM Japan Holdings Co. Ltd.	12	69
Debenhams PLC	44	63
Delta Air Lines, Inc. (a)	73	1,229
Denso Corp.	17	614
Denway Motors Ltd.	231	134
Deutsche Lufthansa AG	4	95
Dick's Sporting Goods, Inc. (a)	56	1,823
Dillard's, Inc.	71	1,408
Don Quijote Co. Ltd.	5	89
DR Horton, Inc.	103	1,777
Dress Barn, Inc. (a)	31	378

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
DSG International PLC	34	51
easyJet PLC (a)	10	93
Edion Corp.	10	112
Esprit Holdings Ltd.	34	440
Ethan Allen Interiors, Inc.	16	495
Family Dollar Stores, Inc.	28	589
FamilyMart Co. Ltd.	4	119
Fast Retailing Co. Ltd.	3	222
Fastenal Co.	22	889
Faurecia	1	52
Fiat SpA	11	255
Fiat SpA	4	76
Foot Locker, Inc.	29	397
Ford Motor Co. (a)	87	578
Fred's, Inc.	25	236
Fuji Heavy Industries Ltd.	23	92
Furniture Brands International, Inc.	24	229
Futaba Industrial Co. Ltd.	4	90
Galaxy Entertainment Group Ltd. (a)	106	80
GameStop Corp. (a)	28	1,448
Gaylord Entertainment Co. (a)	15	438
General Motors Corp.	15	425
Genesco, Inc. (a)	10	334
Genuine Parts Co.	52	2,284
Gildan Activewear, Inc. (a)	3	111
GKN PLC	14	73
GOME Electrical Appliances Holdings Ltd.	67	150
Grafton Group PLC	8	63
Group 1 Automotive, Inc.	16	423
Guess ?, Inc.	8	298
Gunze Ltd.	20	86
Gymboree Corp. (a)	11	420
H2O Retailing Corp.	11	79
Hagemeyer NV	20	139
Hanwa Co. Ltd.	21	83
Harman International Industries	10	466
Harvey Norman Holdings Ltd.	29	144
Hasbro, Inc.	30	779
Haseko Corp.	41	69
Hennes & Mauritz AB	8	430
Herman Miller, Inc.	8	254
Hermes International SA	1	100
Hino Motors Ltd.	15	104
Hitachi High-Technologies Corp.	4	75
Home Depot, Inc.	60	1,840
Home Retail Group PLC	14	79
Honda Motor Co. Ltd.	60	1,873
The Hongkong & Shanghai Hotels	65	101
HOT Topic, Inc. (a)	29	161
Iberia Lineas Aereas de Espana SA	23	78
Ihop Corp.	6	319
Imperial Hotel Ltd.	2	89
Inchcape PLC	11	81
Inditex SA	4	199
Ingram Micro, Inc. (a)	27	480
Insight Enterprises, Inc. (a)	33	570
Interface, Inc.	20	319
International Game Technology	13	555
International Speedway Corp.	12	491
Isetan Co. Ltd.	7	82
Isuzu Motors Ltd.	51	215
Itochu Corp.	52	476
Izumi Co. Ltd.	7	103

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
J Crew Group, Inc. (a)	29	1,326
J Front Retailing Co. Ltd.	27	174
Jack in the Box, Inc. (a)	48	1,403
Jakks Pacific, Inc. (a)	18	424
Japan Airlines Corp.	56	136
Jardine Cycle & Carriage Ltd.	10	138
JB Hi-Fi Ltd.	11	132
JetBlue Airways Corp. (a)	219	1,513
JFE Shoji Holdings, Inc.	14	87
Johnson Controls, Inc.	22	778
Jones Apparel Group, Inc.	20	336
JTEKT Corp.	7	116
Juki Corp.	12	58
Kayaba Industry Co. Ltd.	21	100
KB Home	14	385
Kellwood Co.	14	280
Kesa Electricals PLC	16	76
Kingfisher PLC	36	104
Kloeckner & Co. AG	1	41
Kohl's Corp. (a)	11	502
Koito Manufacturing Co. Ltd.	9	129
Kokuyo Co. Ltd.	10	82
Komeri Co. Ltd.	4	84
K's Holdings Corp.	4	91
Kuraray Co. Ltd.	12	143
Ladbrokes PLC	13	77
Las Vegas Sands Corp. (a)	4	351
Lawson, Inc.	3	107
La-Z-Boy, Inc.	35	267
Lear Corp. (a)	62	1,820
Lennar Corp.	23	474
Li & Fung Ltd.	72	268
Li Ning Co. Ltd.	45	126
Life Time Fitness, Inc. (a)	24	1,064
Lifestyle International Holdings Ltd.	54	142
Liz Claiborne, Inc.	19	416
Longs Drug Stores Corp.	26	1,196
Lottomatica SpA	3	110
Lowe's Cos, Inc.	77	2,036
Macy's, Inc.	14	387
Magna International, Inc.	2	157
Marks & Spencer Group PLC	26	230
Marriott International, Inc.	13	467
Marubeni Corp.	53	363
Marui Group Co. Ltd.	11	97
Matsushita Electric Industrial Co. Ltd.	71	1,502
Mattel, Inc.	108	2,269
Mazda Motor Corp.	31	131
McDonald's Corp.	42	2,249
McDonald's Japan	6	98
Men's Wearhouse, Inc.	18	459
Meritage Homes Corp. (a)	13	209
MGM Mirage (a)	6	439
Michelin	2	191
Mitchells & Butlers PLC	7	62
Mitsubishi Corp.	53	1,386
Mitsubishi Logistics Corp.	7	85
Mitsubishi Motors Corp. (a)	128	212
Mitsubishi Rayon Co. Ltd.	20	80
Mitsui & Co. Ltd.	57	1,139
Mitsukoshi Ltd.	23	91
Modine Manufacturing Co.	17	262
Monaco Coach Corp.	13	132

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
MSC Industrial Direct Co.	32	1,314
Nagase & Co. Ltd.	9	85
Namco Bandai Holdings, Inc.	8	111
Newell Rubbermaid, Inc.	71	1,713
Next PLC	3	84
NGK Spark Plug Co. Ltd.	6	104
NHK Spring Co. Ltd.	12	101
Nintendo Co. Ltd.	4	1,994
Nippon Seiki Co. Ltd.	4	66
Nissan Motor Co. Ltd.	83	791
Nisshinbo Industries, Inc.	9	97
Nitori Co. Ltd.	2	104
NOK Corp.	5	101
Nokian Renkaat OYJ	3	101
Nordstrom, Inc.	10	389
Nu Skin Enterprises, Inc.	29	476
Okamura Corp.	12	100
Onward Holdings Co. Ltd.	9	91
OPAP SA	3	104
O'Reilly Automotive, Inc. (a)	18	530
Oriental Land Co. Ltd.	2	118
Orient-Express Hotels Ltd.	28	1,449
Oshkosh Truck Corp.	11	503
Pacific Sunwear Of California (a)	45	500
Panera Bread Co. (a)	11	416
Parkson Retail Group Ltd.	14	120
Penn National Gaming, Inc. (a)	11	574
PEP Boys-Manny Moe & Jack	22	240
Persimmon PLC	5	77
PetSmart, Inc.	21	480
Peugeot SA	3	220
PF Chang's China Bistro, Inc. (a)	9	256
Phillips-Van Heusen Corp.	38	1,601
Pier 1 Imports, Inc. (a)	54	370
Pinnacle Entertainment, Inc. (a)	22	402
Pioneer Corp.	8	58
Pirelli & C SpA	95	99
Point, Inc.	2	95
Polo Ralph Lauren Corp.	10	606
Pool Corp.	19	468
PPR	1	140
Praktiker Bau- und Heimwerkerm	2	43
Punch Taverns PLC	5	69
Qantas Airways Ltd.	32	134
Quiksilver, Inc. (a)	79	753
RadioShack Corp.	25	434
Reece Australia Ltd.	5	112
Regal Entertainment Group	87	1,613
Regis Corp.	17	431
Renault SA	3	338
Rite Aid Corp. (a)	122	361
RONA, Inc. (a)	5	80
Ross Stores, Inc.	30	875
Royal Caribbean Cruises Ltd.	43	1,732
Ruby Tuesday, Inc.	32	246
Ryland Group, Inc.	55	1,854
Ryohin Keikaku Co. Ltd.	2	123
Saks, Inc. (a)	119	2,148
Sally Beauty Holdings, Inc. (a)	57	465
Sankyo Co. Ltd.	3	160
Sanyo Shokai Ltd.	13	80
Scientific Games Corp. (a)	11	262
Sears Holdings Corp. (a)	2	221

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sega Sammy Holdings, Inc.	8	93
Sekisui Chemical Co. Ltd.	16	105
Sekisui House Ltd.	19	211
Select Comfort Corp. (a)	13	102
Seven & I Holdings Co. Ltd.	21	520
Shangri-La Asia Ltd.	47	138
Shimachu Co. Ltd.	4	110
Shimamura Co. Ltd.	1	82
Shimano, Inc.	3	116
Shoppers Drug Mart Corp.	3	147
Singapore Airlines Ltd.	16	174
Sky City Entertainment Group Ltd.	29	100
Skywest, Inc.	67	1,743
Sodexho Alliance SA	2	108
Sojitz Corp.	31	106
Sonae SGPS SA	37	69
Sonae SGPS SA (a)	5	1
Sony Corp.	33	1,620
Southwest Airlines Co.	31	364
St Marc Holdings Co. Ltd.	2	62
Staples, Inc.	52	1,245
Starbucks Corp. (a)	32	605
Starwood Hotels & Resorts Worldwide, Inc.	8	362
Steelcase, Inc.	28	429
Stockmann Oyj ABP	2	80
Sumitomo Corp.	41	565
Sumitomo Rubber Industries, Inc.	9	79
The Sumitomo Warehouse Co. Ltd.	18	95
Superior Industries International, Inc.	14	255
Suzuki Motor Corp.	15	377
Swatch Group AG	2	104
TABCorp. Holdings Ltd.	17	212
Takashimaya Co. Ltd.	10	106
Takata Corp.	3	79
Talbots, Inc.	16	155
Target Corp.	40	2,223
Tatts Group Ltd.	42	142
Taylor Wimpey PLC	18	64
Tech Data Corp. (a)	52	1,788
Teijin Ltd.	31	122
Thomson	7	85
Tim Hortons, Inc.	4	137
TJX Cos, Inc.	18	568
Tod's SpA	1	59
Toho Co. Ltd.	6	145
Tokai Rika Co. Ltd.	4	122
Tokyo Style Co. Ltd.	9	87
Toll Brothers, Inc. (a)	51	1,187
Toray Industries, Inc.	46	311
Toro Co.	26	1,283
Toto Ltd.	13	104
Toyo Tire & Rubber Co. Ltd.	23	77
Toyobo Co. Ltd.	40	87
Toyoda Gosei Co. Ltd.	3	98
Toyota Boshoku Corp.	4	121
Toyota Industries Corp.	7	273
Toyota Motor Corp.	100	5,473
Toyota Tsusho Corp.	8	187
Tractor Supply Co. (a)	13	501
Triarc Cos, Inc.	25	233
TUI AG	4	87
TUI Travel PLC	17	86
Under Armour, Inc. (a)	12	483

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
United Stationers, Inc. (a)	11	608
UNY Co. Ltd.	10	78
Urban Outfitters, Inc. (a)	20	580
US Airways Group, Inc. (a)	18	249
USS Co. Ltd.	2	117
Vail Resorts, Inc. (a)	12	568
Valeo SA	2	73
Volkswagen AG	2	452
Wabash National Corp.	20	184
Wacoal Holdings Corp.	9	123
Walgreen Co.	52	1,826
Wal-Mart Stores, Inc.	106	5,393
Watsco, Inc.	9	332
Wendy's International, Inc.	19	464
Wesco International, Inc. (a)	7	296
Westjet Airlines Ltd. (a)	7	128
Whirlpool Corp.	24	2,042
William Hill PLC	9	73
WMS Industries, Inc. (a)	31	1,159
Wolseley PLC	10	136
Wolverine World Wide, Inc.	34	861
World Fuel Services Corp.	11	291
WW Grainger, Inc.	12	955
Wynn Resorts Ltd. (a)	6	690
Xinyi Glass Holdings Co. Ltd.	105	83
Yamada Denki Co. Ltd.	3	320
Yamaha Corp.	7	144
Yamaha Motor Co. Ltd.	7	159
The Yokohama Rubber Co. Ltd.	15	84
Yum! Brands, Inc.	21	717
Zale Corp. (a)	31	508
		175,101

Consumer, Non-Cyclical (2.2%)
ABB Grain Ltd.	14	109
ABC Learning Centres Ltd.	18	71
Abertis Infraestructuras SA	4	121
Accenture Ltd.	38	1,316
ACCO Brands Corp. (a)	36	488
Adecco SA	2	104
Administaff, Inc.	7	210
Affymetrix, Inc. (a)	9	181
Aggreko PLC	10	106
Ajinomoto Co., Inc.	21	223
Alberto-Culver Co.	19	509
Alexion Pharmaceuticals, Inc. (a)	18	1,176
Alliance Data Systems Corp. (a)	12	607
Altadis SA	4	299
Altria Group, Inc.	91	6,900
American Greetings Corp.	55	1,129
Anheuser-Busch Cos, Inc.	26	1,210
Apollo Group, Inc. (a)	27	2,153
Applera Corp. - Celera Group (a)	51	781
Arbitron, Inc.	11	440
Asahi Breweries Ltd.	16	281
Associated British Foods PLC	6	103
Atkins WS PLC	5	107
Atlantia SpA	4	132
Avis Budget Group, Inc. (a)	114	1,522
AWB Ltd.	35	68
Babcock International Group PLC	10	111
BearingPoint, Inc. (a)	129	253

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Beiersdorf AG	2	153
Benesse Corp.	4	164
Biogen Idec, Inc. (a)	22	1,341
Bio-Rad Laboratories, Inc. (a)	12	1,143
Blyth, Inc.	20	436
Bowne & Co., Inc.	19	234
Brisa-Auto Estradas de Portugal, SA (BRISA)	8	118
British American Tobacco PLC	22	785
Brown-Forman Corp.	14	882
Bunzl PLC	8	100
C&C Group PLC	13	84
Cadbury Schweppes PLC	32	352
Cambrex Corp.	17	162
Capita Group PLC	9	117
Carlsberg A/S	1	104
Carrefour SA	8	559
Casino Guichard Perrachon SA	1	110
Celgene Corp. (a)	28	1,571
Chaoda Modern Agriculture	163	165
Chemed Corp.	20	1,025
China Mengniu Dairy Co. Ltd.	31	80
ChoicePoint, Inc. (a)	12	399
Christian Dior SA	1	110
Church & Dwight Co., Inc.	48	2,555
Cintra Concesiones de Infraest	7	101
Clarins SA	1	69
Clorox Co.	45	2,759
Coca Cola Hellenic Bottling Co.	3	125
The Coca-Cola Co.	92	5,444
Coca-Cola West Holdings Co. Ltd.	5	107
Colgate-Palmolive Co.	34	2,618
Corporate Executive Board Co.	6	345
Coca-Cola Amatil Ltd.	17	143
ConAgra Foods, Inc.	15	323
Constellation Brands, Inc. (a)	69	1,442
Convergys Corp. (a)	25	388
Corinthian Colleges, Inc. (a)	55	465
Corrections Corporation of America (a)	81	2,150
Cosco Pacific Ltd.	41	82
CSL Ltd.	18	551
Dai Nippon Printing Co. Ltd.	23	333
Dairy Crest Group PLC	7	75
Dairy Farm International Holdings Ltd.	38	164
Danisco A/S	1	67
Davis Service Group PLC	9	90
Del Monte Foods Co.	45	404
Delhaize Group	1	76
Deluxe Corp.	49	1,192
Diageo PLC	41	825
Empire Co. Ltd.	2	79
Enzon Pharmaceuticals, Inc. (a)	30	251
Experian Group Ltd.	16	140
Ezaki GliCo. Co. Ltd.	11	118
Fortune Brands, Inc.	5	350
Foster's Group Ltd.	65	327
FTI Consulting, Inc. (a)	34	1,881
G4S PLC	24	104
Genentech, Inc. (a)	24	1,685
General Mills, Inc.	10	546
Genzyme Corp. (a)	19	1,484
Golden Agri-Resources Ltd.	132	178
Goodman Fielder Ltd.	50	76
Greene King PLC	5	74

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
H&R Block, Inc.	108	2,081
Hansen Natural Corp. (a)	27	1,041
Hays PLC	33	67
Heineken Holding NV	2	101
Heineken NV	4	224
Henkel KGaA	2	84
The Hershey Co.	51	1,846
Hewitt Associates, Inc. (a)	71	2,639
HJ Heinz Co.	9	383
Homeserve PLC	3	99
Hormel Foods Corp.	17	659
House Foods Corp.	7	124
Human Genome Sciences, Inc. (a)	51	285
Husqvarna AB	8	81
Iaws Group PLC	5	102
Illumina, Inc. (a)	37	2,357
Imperial Tobacco Group PLC	10	487
InBev NV	3	245
InterMune, Inc. (a)	14	235
Intertek Group PLC	5	87
Invitrogen Corp. (a)	7	600
Iron Mountain, Inc. (a)	46	1,582
Ito En Ltd.	4	86
ITT Educational Services, Inc. (a)	15	1,370
J Sainsbury PLC	23	181
Jarden Corp. (a)	54	1,352
The JM Smucker Co.	11	514
Kagome Co. Ltd.	7	120
Kamigumi Co. Ltd.	13	95
Kao Corp.	17	513
Kerry Group PLC	4	108
Kesko OYJ	2	102
Kikkoman Corp.	8	97
Kimberly-Clark Corp.	16	1,050
Kirin Holdings Co. Ltd.	32	513
Koninklijke Ahold NV	19	247
Kose Corp.	4	99
Kraft Foods, Inc.	56	1,639
Lighthouse Caledonia ASA (a)	1	1
Lion Corp.	20	88
Lion Nathan Ltd.	15	127
Live Nation, Inc. (a)	56	610
Loblaw Cos Ltd.	2	64
L'Oreal SA	4	491
Manpower, Inc.	13	731
Marine Harvest (a)	85	44
McCo.rmick & Co., Inc.	23	776
McKesson Corp.	12	753
Meiji Dairies Corp.	18	97
Meiji Seika Kaisha Ltd.	25	109
Metcash Ltd.	28	104
Metro AG	2	164
Metro, Inc.	3	71
Michael Page International PLC	10	51
Millennium Pharmaceuticals, Inc. (a)	113	1,714
Millipore Corp. (a)	8	561
Monster Worldwide, Inc. (a)	18	501
Moody's Corp.	9	315
MPS Group, Inc. (a)	58	583
Myriad Genetics, Inc. (a)	31	1,333
Nektar Therapeutics (a)	30	214

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nestle SA	6	2,681
Nichirei Corp.	23	107
Nippon Meat Packers, Inc.	10	113
Nippon Suisan Kaisha Ltd.	19	93
Nissha Printing Co. Ltd.	4	134
Nisshin Seifun Group, Inc.	12	117
Nissin Food Products Co. Ltd.	4	134
Novozymes A/S	1	77
Nutreco Holding NV	1	64
Olam International Ltd.	55	101
Oriflame Cosmetics SA	2	109
Pacific Brands Ltd.	35	88
Parexel International Corp. (a)	23	1,251
Park24 Co. Ltd.	11	91
Parmalat SpA	30	108
PDL BioPharma, Inc. (a)	18	269
Pepsi Bottling Group, Inc.	42	1,464
PepsiAmericas, Inc.	14	345
PepsiCo, Inc.	101	6,887
Performance Food Group Co. (a)	38	1,202
Pernod-Ricard SA	2	212
Pharmaceutical Product Development, Inc.	16	694
Premier Foods PLC	21	56
Pre-Paid Legal Services, Inc. (a)	3	167
Procter & Gamble Co.	195	12,860
Qiagen NV (a)	6	121
QP Corp.	11	106
RalCorp Holdings, Inc. (a)	20	1,088
Randstad Holding NV	2	76
Reckitt Benckiser Group PLC	9	469
Regeneron Pharmaceuticals, Inc. (a)	45	913
Remy Cointreau SA	1	60
Rent-A-Center, Inc. (a)	45	770
Rentokil Initial PLC	34	73
Resources Connection, Inc. (a)	17	356
Reynolds American, Inc.	4	253
Robert Half International, Inc.	26	722
RR Donnelley & Sons Co.	56	1,954
SABMiller PLC	13	279
Safeway, Inc.	13	403
SAIC, Inc. (a)	115	2,174
Sapporo Holdings Ltd.	18	144
Saputo, Inc.	4	111
Sara Lee Corp.	17	239
Savient Pharmaceuticals, Inc. (a)	23	445
Scottish & Newcastle PLC	13	203
SeCo.m Co. Ltd.	7	357
Securitas AB	7	86
Serco Group PLC	12	99
Service Corp. International	290	3,489
Shiseido Co. Ltd.	13	306
Silex Systems Ltd. (a)	12	44
Smithfield Foods, Inc. (a)	47	1,309
Societe BIC SA	1	62
Societe Des Autoroutes	1	109
Sohgo Security Services Co. Ltd.	7	112
Sotheby's	44	1,367
Spherion Corp. (a)	42	281
Stantec, Inc. (a)	3	94
Stewart Enterprises, Inc.	62	441
Strayer Education, Inc.	10	1,726
Supervalu, Inc.	53	1,593
Swedish Match AB	6	132

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sysco Corp.	45	1,307
Takara Holdings, Inc.	17	99
Tate & Lyle PLC	9	87
TeleTech Holdings, Inc. (a)	15	296
Tesco PLC	122	1,012
Thai Beverage PCL	602	102
Tingyi Cayman Islands Holding Corp.	123	173
Toppan Printing Co. Ltd.	22	221
Toyo Suisan Kaisha Ltd.	7	133
Transurban Group	32	189
Tupperware Brands Corp.	58	2,146
Tyson Foods, Inc.	61	869
Unicharm Corp.	2	132
Unilever NV	26	843
Unilever PLC	20	657
United Natural Foods, Inc. (a)	15	360
United Rentals, Inc. (a)	77	1,405
Universal Corp.	26	1,295
UST, Inc.	41	2,130
Valassis Communications, Inc. (a)	32	306
Vedior NV	4	97
Vertex Pharmaceuticals, Inc. (a)	20	407
Viad Corp.	14	375
VistaPrint Ltd. (a)	33	1,228
Watson Wyatt Worldwide, Inc.	28	1,376
WD-40 Co.	11	371
Weight Watchers International, Inc.	5	213
The Western Union Co.	30	672
Whole Foods Market, Inc.	22	868
Wilmar International Ltd.	81	237
WM Morrison Supermarkets PLC	35	208
WM Wrigley Jr Co.	9	517
Woolworths Ltd.	40	1,033
Yakult Honsha Co. Ltd.	5	136
Yamazaki Baking Co. Ltd.	14	122
		167,699

Energy (2.1%)
Acergy SA	4	73
Advantage Energy, Income Fund	3	29
Alpha Natural Resources, Inc. (a)	45	1,506
Anadarko Petroleum Corp.	14	820
APA Group	30	89
Apache Corp.	12	1,145
ARC Energy Trust	5	111
Arch Coal, Inc.	36	1,584
Arrow Energy Ltd. (a)	44	68
Atwood Oceanics, Inc. (a)	18	1,496
Australian Worldwide Exploration (a)	37	113
Baker Hughes, Inc.	17	1,104
Beach Petroleum Ltd.	93	115
BG Group PLC	55	1,203
BP PLC	296	3,132
Cabot Oil & Gas Corp.	65	2,515
Caltex Australia Ltd.	5	71
Cameron International Corp. (a)	42	1,691
Canadian Natural Resources Ltd.	8	512
Canadian Oil Sands Trust	4	151
Cheniere Energy, Inc. (a)	36	1,084
Chesapeake Energy Corp.	33	1,229
Chevron Corp.	92	7,774
China Gas Holdings Ltd.	293	82
Cia Espanola de Petroleos SA	1	104

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Cimarex Energy Co.	31	1,265
CNOOC Ltd.	480	675
Cnpc Hong Kong Ltd.	175	82
Cosmo Oil Co. Ltd.	22	74
ConocoPhillips Co.	62	4,980
Consol Energy, Inc.	35	2,555
Core Laboratories NV (a)	15	1,691
Covanta Holding Corp. (a)	17	432
Crosstex Energy, Inc.	37	1,211
Delta Petroleum Corp. (a)	29	581
Denbury Resources, Inc. (a)	62	1,569
Devon Energy Corp.	21	1,785
Diamond Offshore Drilling, Inc.	3	339
Duvernay Oil Corp. (a)	3	94
El Paso Corp.	225	3,708
Enbridge, Inc.	5	200
EnCana Corp.	12	791
EnCo.re Acquisition Co. (a)	50	1,630
Enerplus Resources Fund	2	78
ENI SpA	38	1,220
ENSCO International, Inc.	36	1,840
Ensign Energy Services, Inc.	6	87
EOG Resources, Inc.	18	1,575
EXCO Resources, Inc. (a)	91	1,364
Exterran Holdings, Inc. (a)	20	1,305
Exxon Mobil Corp.	233	20,131
First Solar, Inc. (a)	8	1,454
FMC Technologies, Inc. (a)	33	1,589
Fording Canadian Coal Trust	1	45
Fugro NV	2	136
Global Industries Ltd. (a)	68	1,201
Grant Prideco, Inc. (a)	32	1,593
Grey Wolf, Inc. (a)	118	703
Halliburton Co.	53	1,758
Headwaters, Inc. (a)	22	248
Helix Energy Solutions Group, Inc. (a)	11	407
Helmerich & Payne, Inc.	14	549
Hercules Offshore, Inc. (a)	34	784
Hess Corp.	9	817
Holly Corp.	30	1,453
Husky Energy, Inc.	4	166
Idemitsu Kosan Co. Ltd.	1	86
Imperial Oil Ltd.	4	197
ION Geophysical Corp. (a)	37	459
Japan Petroleum Exploration Co.	2	126
John Wood Group PLC	16	121
Lundin Petroleum AB (a)	10	98
Marathon Oil Corp.	30	1,406
Mariner Energy, Inc. (a)	73	1,829
National Fuel Gas Co.	26	1,121
National Oilwell Varco, Inc. (a)	18	1,084
Neste Oil OYJ	3	95
Nexen, Inc.	7	199
Niko Resources Ltd.	1	85
Nippon Mining Holdings, Inc.	31	183
Nippon Oil Corp.	48	325
Noble Corp.	52	2,276
Occidental Petroleum Corp.	30	2,036
Oceaneering International, Inc. (a)	13	749
Oil Search Ltd.	33	126
Oilexco, Inc. (a)	9	115
OMV AG	2	143
Oneok, Inc.	35	1,645

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
OPTI Canada, Inc. (a)	5	82
Origin Energy Ltd.	29	227
Parker Drilling Co. (a)	72	500
Patriot Coal Corp. (a)	15	596
Peabody Energy Corp.	20	1,080
Pengrowth Energy Trust	6	106
Penn Virginia Corp.	30	1,278
Penn West Energy Trust	3	81
Petro-Canada	8	364
Petrofac Ltd.	12	122
Pride International, Inc. (a)	26	824
Q-Cells AG (a)	1	93
Questar Corp.	33	1,680
Quicksilver Resources, Inc. (a)	16	909
Range Resources Corp.	36	1,880
Renewable Energy Corp. AS (a)	3	76
Repsol YPF SA	12	381
Rowan Cos, Inc.	35	1,191
Royal Dutch Shell PLC - A Shares	38	1,359
Royal Dutch Shell PLC - B Shares	42	1,457
Saipem SpA	4	138
Santos Ltd.	20	217
Saras SpA	18	91
SBM Offshore NV	3	86
Schlumberger Ltd.	75	5,660
Seacor Holdings, Inc. (a)	16	1,411
Seadrill Ltd. (a)	5	102
Showa Shell Sekiyu KK	9	79
Singapore Petroleum Co. Ltd.	25	111
Smith International, Inc.	38	2,060
Solarworld AG	2	88
Southwestern Energy Co. (a)	35	1,957
Spectra Energy Corp.	19	434
St Mary Land & Exploration Co.	41	1,444
StatoilHydro ASA	19	489
Stone Energy Corp. (a)	17	697
Suncor Energy, Inc.	7	658
Sunoco, Inc.	35	2,177
Sunpower Corp. (a)	6	415
Superior Energy Services (a)	54	2,165
Talisman Energy, Inc.	16	253
Technip SA	2	128
Tesoro Corp.	35	1,367
Tetra Technologies, Inc. (a)	27	423
TonenGeneral Sekiyu KK	11	95
Total SA	35	2,535
TransCanada Corp.	8	315
Transocean, Inc.	20	2,500
Trican Well Service Ltd.	6	81
Tullow Oil PLC	11	131
Ultra Petroleum Corp. (a)	32	2,202
UTS Energy Corp. (a)	19	101
Valero Energy Corp.	27	1,598
Vestas Wind Systems A/S (a)	3	285
Weatherford International Ltd. (a)	18	1,113
WesternZagros Resources Ltd. (a)	3	6
W-H Energy Services, Inc. (a)	21	1,022
Woodside Petroleum Ltd.	15	623
XTO Energy, Inc.	34	1,766
		157,779

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Financial (4.8%)
The 77 Bank Ltd.	16	100
Aareal Bank AG	2	67
Abacus Property Group	65	83
ABN AMRO Holding NV	29	1,622
ACE Ltd.	10	583
ACo.m Co. Ltd.	3	74
Admiral Group PLC	7	136
Aegon NV	22	326
Aeon Credit Service Co. Ltd.	8	119
Aeon Mall Co. Ltd.	4	102
Affiliated Managers Group, Inc. (a)	5	492
AGF Management Ltd.	3	73
Agile Property Holdings Ltd.	61	67
The Aichi Bank Ltd.	1	83
Aiful Corp.	4	81
Aioi Insurance Co. Ltd.	18	88
The Akita Bank Ltd.	22	108
Alexandria Real Estate Equities	22	2,161
Allco Finance Group Ltd.	12	36
Alleanza Assicurazioni SpA	9	114
Alleghany Corp. (a)	1	378
Allgreen Properties Ltd.	91	71
Alliance & Leicester PLC	7	91
Allianz SE	7	1,251
Allied Irish Banks PLC	14	308
Allied World Assurance Co.	6	286
The Allstate Corp.	21	1,035
Alpha Bank AE	6	196
AMB Property Corp.	25	1,265
AMBAC Financial Group, Inc.	19	223
Amcore Financial, Inc.	15	333
American Express Co.	55	2,713
American Financial Group, Inc.	13	360
American Financial Realty Trust	82	675
American International Group, Inc.	97	5,351
American National Insurance	3	376
AmeriCredit Corp. (a)	22	293
Ameriprise Financial, Inc.	6	332
Amlin PLC	17	89
AMP Ltd.	62	467
Anchor BanCorp. Wisconsin, Inc.	13	325
Anglo Irish Bank Corp. PLC	11	154
Annaly Capital Management, Inc.	158	3,116
AON Corp.	5	218
Apartment Investment & Management Co.	17	674
Arch Capital Group Ltd. (a)	9	634
Arthur J Gallagher & Co.	18	457
Ascendas Real Estate Investments	61	93
Aspen Insurance Holdings Ltd.	17	480
Assicurazioni Generali SpA	19	804
Associated Banc-Corp.	45	1,268
Assurant, Inc.	31	2,012
Assured Guaranty Ltd.	12	284
Astoria Financial Corp.	16	435
ASX Ltd.	6	254
Australia & New Zealand Banking Group	60	1,399
AvalonBay Communities, Inc.	20	1,879
Aviva PLC	40	497
The Awa Bank Ltd.	23	142
AXA Asia Pacific Holdings Ltd.	30	159
AXA SA	28	953
Axis Capital Holdings Ltd.	43	1,722
Azimut Holding SpA	6	70
Babcock & Brown Ltd.	9	145

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Baloise Holding AG	1	88
Banca Carige SpA	23	111
Banca Monte dei Paschi di Siena	19	88
Banca Popolare di Milano Scarl	7	88
Banco Bilbao Vizcaya Argentaria (BBVA)	55	1,151
Banco BPI SA	12	59
Banco Comercial Portugues SA	52	161
Banco de Valencia SA	2	105
Banco Espirito Santo SA	5	88
Banco Pastor SA	5	90
Banco Popular Espanol SA	12	184
Banco Santander SA	96	1,689
BanCorpsouth, Inc.	73	1,790
Bank of America Corp.	197	8,737
Bank of East Asia Ltd.	51	289
The Bank of Ikeda Ltd.	2	74
Bank of Ireland	15	219
The Bank of Kyoto Ltd.	12	143
Bank of Montreal	8	452
The Bank of Nagoya Ltd.	17	106
The Bank of New York Mellon Corp.	46	2,145
Bank of Nova Scotia	15	720
Bank of Queensland Ltd.	7	93
The Bank of Yokohama Ltd.	46	298
Bankinter SA	6	92
Barclays PLC	101	944
BB Biotech AG	1	75
BB&T Corp.	16	580
The Bear Stearns Cos, Inc.	3	271
Bellevue Group AG	1	70
Bendigo Bank Ltd.	16	179
BioMed Realty Trust, Inc.	64	1,477
BNP Paribas	14	1,371
BOC Hong Kong Holdings Ltd.	118	291
BOK Financial Corp.	5	272
Bolsas Y Mercados Espanoles	2	122
Boston Properties, Inc.	5	460
Bradford & Bingley PLC	13	64
Brandywine Realty Trust	83	1,565
BRE Properties, Inc.	34	1,482
Brit Insurance Holdings PLC	16	72
British Land Co. PLC	8	161
Brookfield Asset Management, Inc.	9	290
Cabcharge Australia Ltd.	10	83
Cambridge Industrial Trust	60	27
Camden Property Trust	9	444
Canadian Imperial Bank of Commerce	5	365
CapitaCommercial Trust	62	91
Capital One Financial Corp.	13	713
CapitaLand Ltd.	55	229
CapitalSource, Inc.	61	1,001
CapitaMall Trust	44	92
Cathay General BanCorp.	53	1,374
Catlin Group Ltd.	11	79
Cattles PLC	14	79
CB Richard Ellis Group, Inc. (a)	31	602
Centro Properties Group	28	17
Centro Retail Group	71	30
CFS Retail Property Trust	66	125
Challenger Financial Services	23	72
The Charles Schwab Corp.	54	1,204
Cheung Kong Holdings Ltd.	48	774
The Chiba Bank Ltd.	30	222

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
China Everbright Ltd. (a)	46	94
China Insurance International Holdings Co. (a)	44	89
China Overseas Land & Investments Ltd.	116	196
China Resources Land Ltd.	59	103
Chinese Estates Holdings Ltd.	59	97
Chubb Corp.	12	621
The Chugoku Bank Ltd.	8	114
Chuo Mitsui Trust Holdings, Inc.	33	227
Cigna Corp.	9	442
Cincinnati Financial Corp.	46	1,773
CIT Group, Inc.	49	1,370
CITIC International Financial Holdings Ltd.	129	70
Citigroup, Inc.	209	5,904
Citizens Republic BanCorp., Inc.	49	693
City Developments Ltd.	16	128
City National Corp.	7	398
CME Group, Inc.	3	1,857
CNP Assurances SA	1	121
The Colonial BancGroup, Inc.	28	440
Colonial Properties Trust	52	1,281
Comerica, Inc.	58	2,530
Commerce BanCorp., Inc.	60	2,287
Commerce Bancshares, Inc.	26	1,155
Commerce Group, Inc.	44	1,591
Commerzbank AG	9	271
Commonwealth Bank of Australia	43	1,904
Commonwealth Property Office Fund	79	98
CompuCredit Corp. (a)	54	794
Conseco, Inc. (a)	38	458
Corio NV	1	82
Corp. Financiera Alba	1	58
Corporate Office Properties Trust	38	1,217
Countrywide Financial Corp.	17	118
Cousins Properties, Inc.	49	1,303
Credit Agricole SA	11	335
Credit Saison Co. Ltd.	6	173
Credit Suisse Group	16	900
Cullen/Frost Bankers, Inc.	13	708
Dah Sing Financial Holdings Ltd.	12	94
The Daishi Bank Ltd.	25	102
Daito Trust Cons Ltd.	3	162
Daiwa Securities Group, Inc.	46	406
Danske Bank A/S	7	247
DB RREEF Trust	95	135
DBS Group Holdings Ltd.	37	454
DCT Industrial Trust, Inc.	160	1,516
Delphi Financial Group, Inc.	1	16
Derwent London PLC	3	82
Deutsche Bank AG	8	898
Deutsche Boerse AG	3	524
Deutsche Postbank AG	1	83
Dexia SA	9	215
DiamondRock Hospitality Co.	94	1,237
Digital Realty Trust, Inc.	41	1,465
Dime Community Bancshares, Inc.	47	706
DnB NOR ASA	11	142
Downey Financial Corp.	11	380
Duke Realty Corp.	53	1,253
EFG Eurobank Ergasias SA	4	111
Endurance Specialty Holdings Ltd.	11	446
Equity Lifestyle Properties, Inc.	8	349
Equity Residential Property Trust	9	337
Erie Indemnity Co.	10	506

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Erste Bank der Oesterreichisch	3	162
Essex Property Trust, Inc.	16	1,659
Eurazeo	1	105
Eurocommercial Properties NV	2	105
Everest Re Group Ltd.	16	1,627
Fannie Mae	34	1,151
Federal Realty Investment Trust	9	664
Federated Investors, Inc.	36	1,533
FelCor Lodging Trust, Inc.	40	540
Fidelity National Financial, Inc.	81	1,595
Fifth Third BanCorp.	14	379
Fimalac SA	1	51
First American Corp.	16	697
First BanCorp.	41	392
First Horizon National Corp.	23	498
The First Marblehead Corp.	13	214
First Midwest BanCorp., Inc.	54	1,685
First Niagara Financial Group	114	1,450
FirstFed Financial Corp. (a)	7	294
FirstMerit Corp.	81	1,812
FKP Property Group	18	76
FNB Corp.	71	1,105
Fondiaria-Sai SpA	2	82
Forest City Enterprises, Inc.	9	359
Forestar Real Estate Group, Inc. (a)	38	868
Fortis	20	443
Franklin Resources, Inc.	7	730
Franklin Street Properties Corp.	75	1,076
Fraser and Neave Ltd.	36	122
Freddie Mac	20	608
Fremont General Corp.	40	132
Friedman Billings Ramsey Group	80	258
Friends Provident PLC	33	91
Frontier Financial Corp.	30	611
Fuji Fire & Marine Insurance Co.	28	85
Fulton Financial Corp.	165	2,081
Fuyo General Lease Co. Ltd.	3	81
Genting International PLC (a)	184	79
Genworth Financial, Inc.	13	316
Goldcrest Co. Ltd.	2	57
The Goldman Sachs Group, Inc.	13	2,610
Goodman Group	48	188
GPT Group	67	225
Great Eagle Holdings Ltd.	29	97
Great Eastern Holdings Ltd.	9	102
Great Portland Estates PLC	8	77
Great-West Lifeco, Inc.	4	128
Greentown China Holdings Ltd.	45	54
Guaranty Financial Group, Inc. (a)	5	65
The Gunma Bank Ltd.	16	111
Guoco Group Ltd.	7	83
GZI Real Estate Investment Trust	90	34
The Hachijuni Bank Ltd.	17	117
Hammerson PLC	4	90
Hang Lung Group Ltd.	28	129
Hang Lung Properties Ltd.	60	234
Hang Seng Bank Ltd.	23	452
Hannover Rueckversicherung AG	2	89
Hartford Financial Services Group	9	727
Hbos PLC	58	801
HCC Insurance Holdings, Inc.	21	585
HCP, Inc.	70	2,129
Health Care REIT, Inc.	73	3,131

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Healthcare Realty Trust, Inc.	56	1,446
Heiwa Real Estate Co. Ltd.	15	84
Henderson Group PLC	27	56
Henderson Investment Ltd.	66	4
Henderson Land Development Corp.	35	299
The Higo Bank Ltd.	16	99
Hilb Rogal & Hobbs Co.	14	507
The Hiroshima Bank Ltd.	21	114
The Hokkoku Bank Ltd.	25	116
Hokuhoku Financial Group, Inc.	46	142
Home Properties, Inc.	26	1,248
Hong Kong Exchanges and Clearing Ltd.	35	722
Hongkong Land Holdings Ltd.	61	287
Hopewell Holdings Ltd.	25	108
Hopson Development Holdings Ltd.	30	54
Horace Mann Educators Corp.	29	533
Hospitality Properties Trust	35	1,188
Host Hotels & Resorts, Inc.	16	268
HRPT Properties Trust	224	1,781
HSBC Holdings PLC	180	2,692
Hudson City BanCorp., Inc.	149	2,441
Huntington Bancshares, Inc.	114	1,533
The Hyakugo Bank Ltd.	17	98
The Hyakujushi Bank Ltd.	21	107
Hypo Real Estate Holding AG	2	62
Hysan Development Co. Ltd.	42	123
ICAP PLC	11	148
ICBC Asia	44	95
IG Group Holdings PLC	16	116
IGM Financial, Inc.	2	88
Immoeast AG (a)	8	70
Immofinanz AG	9	85
Industrial & Commercial Bank of China	4	1
Industrial Alliance Insurance	3	110
IndyMac BanCorp., Inc.	39	319
ING Canada, Inc.	2	69
ING Groep NV	32	1,032
ING Industrial Fund	51	92
ING Office Fund	75	86
Insurance Australia Group Ltd.	59	197
IntercontinentalExchange, Inc. (a)	13	1,819
International Bancshares Corp.	75	1,556
Intesa Sanpaolo SpA	148	1,046
Intesa Sanpaolo RNC	15	102
Invesco Ltd.	7	177
Investec PLC	9	76
Investment Technology Group, Inc. (a)	29	1,362
Investor AB - A Shares	4	77
Investor AB - B Shares	7	139
IPC Holdings Ltd.	14	360
Irish Life & Permanent PLC	4	63
iStar Financial, Inc.	27	720
IVG Immobilien AG	3	102
The Iyo Bank Ltd.	12	121
JafCo. Co. Ltd.	2	71
Janus Capital Group, Inc.	52	1,405
Japan Securities Finance Co. Ltd.	8	67
Jefferies Group, Inc.	20	404
Jones Lang LaSalle, Inc.	6	467
The Joyo Bank Ltd.	27	154
JPMorgan Chase & Co.	149	7,085
The Juroku Bank Ltd.	18	99
Jyske Bank A/S (a)	1	63

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
The Kagoshima Bank Ltd.	15	105
KBC Groep NV	3	379
The Keiyo Bank Ltd.	19	123
Keppel Land Ltd.	20	88
Kerry Properties Ltd.	15	99
KeyCorp.	12	314
Kilroy Realty Corp.	26	1,275
Kimco Realty Corp.	68	2,435
Kinnevik Investment AB	6	118
Kiyo Holdings, Inc.	71	109
Knight Capital Group, Inc. (a)	99	1,658
Kowloon Development Co. Ltd.	49	112
Kungsleden AB	16	173
LaBranche & Co., Inc. (a)	38	217
Land Securities Group PLC	7	222
LaSalle Hotel Properties	15	411
Legal & General Group PLC	101	265
Lehman Brothers Holdings, Inc.	19	1,219
Lend Lease Corp. Ltd.	11	141
Leopalace21 Corp.	4	97
Lexington Realty Trust	40	598
Liberty International PLC	5	106
Liberty Property Trust	17	546
Lincoln National Corp.	8	435
The Link REIT	55	138
Lloyds TSB Group PLC	87	757
Loews Corp.	13	607
London Stock Exchange Group PLC	4	135
M&T Bank Corp.	2	184
The Macerich Co.	11	752
Mack-Cali Realty Corp.	12	426
Macquarie Communications Infrastructure Group	21	95
Macquarie CountryWide Trust	64	85
Macquarie DDR Trust	106	66
Macquarie Group Ltd.	8	466
Macquarie Infrastructure Group	89	243
Macquarie Office Trust	83	84
Man Group PLC	25	276
Manulife Financial Corp.	24	904
Mapfre SA	23	93
Markel Corp. (a)	2	926
Marsh & McLennan Cos, Inc.	16	442
Marshall & Ilsley Corp.	77	2,148
MBIA, Inc.	24	372
Mediobanca SpA	6	112
Meinl European Land Ltd. (a)	5	64
Mercury General Corp.	6	289
Merrill Lynch & Co., Inc.	28	1,579
Merrill Lynch Canada, Inc.	1	57
MetLife, Inc.	13	767
Metrovacesa SA	1	123
MGIC Investment Corp.	15	278
MI Developments, Inc.	3	75
Mid-America Apartment Communities	11	504
Millea Holdings, Inc.	27	1,018
Mirvac Group	33	147
Mitsubishi Estate Co. Ltd.	45	1,193
Mitsubishi UFJ Financial Group	10	97
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	74
Mitsubishi UFJ NiCo.s Co. Ltd.	40	99
Mitsui Fudosan Co. Ltd.	29	663
Mitsui Sumitomo Insurance Co.	47	486
Mizuho Trust & Banking Co. Ltd.	56	94

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Montpelier Re Holdings Ltd.	16	274
Morgan Stanley	34	1,681
Muenchener Rueckversicherungs AG	3	539
The Musashino Bank Ltd.	2	91
The Nanto Bank Ltd.	21	101
The Nasdaq Stock Market, Inc. (a)	28	1,296
National Australia Bank Ltd.	53	1,644
National Bank of Canada	2	101
National Bank of Greece SA	7	418
National City Corp.	38	676
National Financial Partners Co.	26	939
National Retail Properties, Inc.	71	1,613
Nationwide Financial Services, Inc.	40	1,767
Nationwide Health Properties, Inc.	95	2,998
New World Development Ltd.	74	224
New York Community BanCorp., Inc.	108	2,003
NewAlliance Bancshares, Inc.	115	1,415
Newcastle Investment Corp.	29	363
Nexity	1	45
Nipponkoa Insurance Co. Ltd.	27	248
The Nishi-Nippon City Bank Ltd.	32	86
Nissay Dowa General Insurance Co. Ltd.	19	100
Nomura Holdings, Inc.	63	932
Nomura Real Estate Holdings	4	86
Nordea Bank AB	32	431
Northern Rock PLC	7	15
Nymex Holdings, Inc.	3	345
NYSE Euronext	10	787
The Ogaki Kyoritsu Bank Ltd.	22	137
The Oita Bank Ltd.	17	113
Okasan Holdings, Inc.	17	97
OKO Bank PLC	6	108
Old Mutual PLC	85	210
Old National BanCorp.	42	706
Old Republic International Corp.	50	747
Onex Corp.	3	90
ORIX Corp.	3	509
Oversea-Chinese Banking Corp.	82	431
Pacific Capital BanCorp. NA	30	645
Pargesa Holding SA	1	98
Park National Corp.	4	288
PartnerRe Ltd.	20	1,586
Pennsylvania Real Estate Investment Trust	23	613
Perpetual Ltd.	2	105
PFF BanCorp., Inc.	14	175
Philadelphia Consolidated Holding Corp. (a)	39	1,396
The Phoenix Cos, Inc.	69	747
Piper Jaffray Cos (a)	6	284
Piraeus Bank SA	5	158
Platinum Underwriters Holdings Ltd.	54	1,823
The PMI Group, Inc.	16	152
PNC Financial Services Group, Inc.	10	656
Popular, Inc.	96	1,298
Power Corp. Of Canada	5	177
Power Financial Corp.	4	146
Principal Financial Group, Inc.	8	477
ProAssurance Corp. (a)	21	1,212
Promise Co. Ltd.	4	129
Prosperity REIT	172	35
Protective Life Corp.	15	596
Provident Bankshares Corp.	17	352
Provident Financial Services, Inc.	33	454
Prudential Financial, Inc.	17	1,434

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Prudential PLC	38	484
PSP Swiss Property AG	2	113
Public Storage, Inc.	5	391
QBE Insurance Group Ltd.	28	698
Quintain Estates & Development PLC	6	59
Radian Group, Inc.	15	137
Raiffeisen International Bank-Holding AG	1	126
RAIT Financial Trust	34	315
Ratos AB	3	76
Raymond James Financial, Inc.	18	506
Realty, Income Corp.	96	2,340
Redwood Trust, Inc.	31	1,287
Regency Centers Corp.	11	676
Regions Financial Corp.	21	530
Reinsurance Group of America, Inc.	7	406
RenaissanceRe Holdings Ltd.	14	798
Resolution PLC	11	157
RioCan REIT	5	106
RLI Corp.	8	451
Royal & Sun Alliance Insurance Group PLC	46	124
Royal Bank of Canada	20	1,009
Royal Bank of Scotland Group PLC	146	1,109
Safeco Corp.	26	1,388
Sampo Oyj	8	208
The San-In Godo Bank Ltd.	12	96
Schroders PLC	4	86
Segro PLC	9	90
Selective Insurance Group	53	1,267
Senior Housing Properties Trust	79	1,769
The Senshu Bank Ltd.	43	94
Shenzhen Investment Ltd.	125	57
The Shiga Bank Ltd.	17	112
Shimao Property Holdings Ltd.	40	70
Shinko Securities Co. Ltd.	22	85
Shinsei Bank Ltd.	49	224
The Shizuoka Bank Ltd.	23	253
Shui On Land Ltd.	103	107
Shun Tak Holdings Ltd.	69	96
Simon Property Group, Inc.	16	1,397
Singapore Exchange Ltd.	35	237
Sino Land Co	48	145
Skandinaviska Enskilda Banken	8	180
SL Green Realty Corp.	15	1,392
Societa Cattolica di Assicurazione	2	94
Societe Generale	7	866
Sompo Japan Insurance, Inc.	33	298
The South Financial Group, Inc.	46	795
Sovereign BanCorp., Inc.	124	1,546
St George Bank Ltd.	18	449
Standard Chartered PLC	22	728
Standard Life PLC	32	137
State Street Corp.	18	1,478
Sterling Bancshares, Inc.	39	391
Sterling Financial Corp.	27	480
Stockland Trust Group	46	299
Storebrand ASA	7	56
Strategic Hotels & Resorts, Inc.	48	689
Sumitomo Real Estate Sales Co.	1	46
Sumitomo Realty & Development Ltd.	16	393
Sumitomo Trust & Banking Co. Ltd.	55	349
Sun Hung Kai Properties Ltd.	45	880
Sun Life Financial, Inc.	9	445
SunCorp.-Metway Ltd.	30	413

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sunstone Hotel Investors, Inc.	69	1,148
Suntec REIT	87	91
SunTrust Banks, Inc.	18	1,241
Suruga Bank Ltd.	9	107
Susquehanna Bancshares, Inc.	70	1,485
SVB Financial Group (a)	26	1,258
Svenska Handelsbanken AB	8	223
Swedbank AB	6	154
Swiss Reinsurance AG	6	446
SWS Group, Inc.	19	292
Sydbank A/S	2	71
Synovus Financial Corp.	55	727
T Rowe Price Group, Inc.	51	2,580
T&D Holdings, Inc.	8	430
Takefuji Corp.	4	113
Taubman Centers, Inc.	35	1,755
TCF Financial Corp.	23	489
TD Ameritrade Holding Corp. (a)	9	169
Thornburg Mortgage, Inc.	180	2,016
The Toho Bank Ltd.	25	109
Tokai Tokyo Securities Co. Ltd.	19	85
Tokyo Tatemono Co. Ltd.	10	84
The Tokyo Tomin Bank Ltd.	3	83
Tokyu Land Corp.	15	121
Torchmark Corp.	29	1,771
Toronto-Dominion Bank	11	745
The Travelers Cos, Inc.	24	1,154
Trustco Bank Corp.	50	515
Trustmark Corp.	32	736
TrygVesta AS	1	72
UBS AG	29	1,189
UCBH Holdings, Inc.	116	1,638
UDR, Inc.	50	1,142
Umpqua Holdings Corp.	34	558
Unibail-Rodamco	1	235
UniCredit SpA	189	1,387
UnionBanCal Corp.	10	491
Unione di Banche Italiane SCPA	10	249
Unipol Gruppo Finanziario SpA	32	90
United Bankshares, Inc.	48	1,544
United Industrial Corp. Ltd.	53	102
United Overseas Bank Ltd.	40	491
Unitrin, Inc.	10	412
Unum Group	89	2,013
UOL Group Ltd.	30	76
Urban Corp.	7	65
US BanCorp.	61	2,071
Valad Property Group	68	64
Valley National BanCorp	21	425
Van Lanschot NV	1	100
Vastned Retail NV	1	98
Ventas, Inc.	34	1,502
W Holding Co., Inc.	62	90
Wachovia Corp.	86	3,348
Waddell & Reed Financial, Inc.	32	1,061
Washington Federal, Inc.	83	2,027
Washington Mutual, Inc.	26	518
Webster Financial Corp.	60	2,031
Weingarten Realty Investors	15	504
Wells Fargo & Co.	145	4,931
Westfield Group	59	978
Westpac Banking Corp.	61	1,399

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Wheelock & Co. Ltd.	42	123
White Mountains Insurance Group Ltd.	1	485
Whitney Holding Corp.	65	1,745
Willis Group Holdings Ltd.	38	1,339
Wilmington Trust Corp.	12	418
Wing Hang Bank Ltd.	9	116
Wing Lung Bank Ltd.	10	112
Wing Tai Holdings Ltd.	44	71
WR Berkley Corp.	50	1,512
XL Capital Ltd.	5	225
Yamaguchi Financial Group, Inc.	9	120
The Yamanashi Chuo Bank Ltd.	17	101
Yanlord Land Group Ltd.	51	86
Zenith National Insurance Corp.	40	1,593
Zurich Financial Services AG	2	566
		356,722

Health Care (2.1%)
Abbott Laboratories	63	3,547
Adams Respiratory Therapeutics (a)	14	839
Advanced Medical Optics, Inc. (a)	9	189
Aetna, Inc.	27	1,438
Alcon, Inc.	3	426
Alfresa Holdings Corp.	2	124
Alkermes, Inc. (a)	80	1,066
Allergan, Inc.	22	1,478
American Medical Systems Holdings (a)	27	386
Amerigroup Corp. (a)	35	1,313
AmerisourceBergen Corp.	35	1,633
Amylin Pharmaceuticals, Inc. (a)	21	623
Apria Healthcare Group, Inc. (a)	51	1,082
Arthrocare Corp. (a)	10	400
Astellas Pharma, Inc.	18	780
AstraZeneca PLC	23	958
Barr Pharmaceuticals, Inc. (a)	17	887
Baxter International, Inc.	34	2,065
Beckman Coulter, Inc.	10	665
Becton Dickinson & Co.	17	1,471
BioMarin Pharmaceutical, Inc. (a)	64	2,372
Biovail Corp.	6	82
Boston Scientific Corp. (a)	101	1,225
Bristol-Myers Squibb Co.	70	1,623
Brookdale Senior Living, Inc.	6	134
Celesio AG	2	117
Cephalon, Inc. (a)	10	656
Chugai Pharmaceutical Co. Ltd.	9	119
Cochlear Ltd.	2	125
Coloplast A/S	1	81
Covance, Inc. (a)	10	832
Coventry Health Care, Inc. (a)	33	1,867
CR Bard, Inc.	25	2,414
Cubist Pharmaceuticals, Inc. (a)	21	357
CV Therapeutics, Inc. (a)	23	193
Daiichi Sankyo Co. Ltd.	23	690
Dainippon Sumitomo Pharma Co.	11	91
DaVita, Inc. (a)	27	1,440
Dentsply International, Inc.	36	1,487
Edwards Lifesciences Corp. (a)	39	1,805
Eisai Co. Ltd.	9	371
Elan Corp. PLC (a)	7	178
Elekta AB	6	98
Eli Lilly & Co.	34	1,752
Endo Pharmaceuticals Holdings (a)	21	549

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Essilor International SA	3	173
Express Scripts, Inc. (a)	9	607
Fisher & Paykel Healthcare Corp.	42	100
Forest Laboratories, Inc. (a)	12	477
Fresenius Medical Care AG & Co.	3	154
Fresenius SE	1	79
Gen-Probe, Inc. (a)	36	2,057
Getinge AB	5	117
Gilead Sciences, Inc. (a)	48	2,193
GlaxoSmithKline PLC	93	2,186
Grifols SA	5	121
Haemonetics Corp. (a)	10	598
Health Management Associates, Inc.	327	1,763
Health Net, Inc. (a)	17	790
Healthscope Ltd.	23	108
Healthsouth Corp. (a)	54	919
Healthways, Inc. (a)	24	1,351
Hengan International Group Co.	32	117
Henry Schein, Inc. (a)	23	1,337
Herbalife Ltd.	7	278
Hillenbrand Industries, Inc.	13	672
Hisamitsu Pharmaceutical Co., Inc.	4	135
Hologic, Inc. (a)	72	4,634
Humana, Inc. (a)	32	2,570
Idexx Laboratories, Inc. (a)	40	2,255
Immucor, Inc. (a)	47	1,355
Intuitive Surgical, Inc. (a)	7	1,778
Invacare Corp.	17	414
Inverness Medical Innovations, Inc. (a)	54	2,433
Johnson & Johnson	120	7,591
Kinetic Concepts, Inc. (a)	8	398
King Pharmaceuticals, Inc. (a)	44	462
Kobayashi Pharmaceutical Co. Ltd.	3	118
Kyowa Hakko Kogyo Co. Ltd.	13	130
Laboratory Corporation of America Holdings (a)	29	2,143
Luxottica Group SpA	3	85
Magellan Health Services, Inc. (a)	26	1,137
Medarex, Inc. (a)	47	470
Medco Health Solutions, Inc. (a)	32	1,603
Mediceo Paltac Holdings Co. Ltd.	7	116
The Medicines Co. (a)	19	325
Medicis Pharmaceutical Corp.	21	427
Medtronic, Inc.	59	2,748
Mentor Corp.	12	415
Merck & Co., Inc.	94	4,350
Merck KGAA	1	123
Miraca Holdings, Inc.	6	150
Mitsubishi Tanabe Pharma Corp.	9	109
Mochida Pharmaceutical Co. Ltd.	12	108
Mylan, Inc.	107	1,595
NBTY, Inc. (a)	48	1,163
Neurocrine Biosciences, Inc. (a)	15	81
Nipro Corp.	5	100
Novartis AG	38	1,916
Novo Nordisk A/S	6	373
Odyssey HealthCare, Inc. (a)	26	229
Omega Pharma SA	1	47
Omnicare, Inc.	27	598
Ono Pharmaceutical Co. Ltd.	4	196
Onyx Pharmaceuticals, Inc. (a)	36	1,711
Orion Oyj	4	90
OSI Pharmaceuticals, Inc. (a)	8	319

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Parkway Holdings Ltd.	42	106
Patterson Cos, Inc. (a)	20	641
Pediatrix Medical Group, Inc. (a)	34	2,315
Perrigo Co.	60	1,850
Pfizer, Inc.	291	6,806
PharMerica Corp. (a)	8	119
Primary Health Care Ltd.	10	98
Psychiatric Solutions, Inc. (a)	37	1,116
Quest Diagnostics, Inc.	6	296
Resmed, Inc. (a)	12	559
Respironics, Inc. (a)	11	721
Rhoen Klinikum AG	4	106
Roche Holding AG	11	1,993
Rohto Pharmaceutical Co. Ltd.	10	122
Sanofi-Aventis SA	16	1,293
Santen Pharmaceutical Co. Ltd.	5	133
Schering-Plough Corp.	107	2,094
Sepracor, Inc. (a)	16	452
Shimadzu Corp.	10	88
Shionogi & Co. Ltd.	11	207
Shire PLC	9	159
Sierra Health Services, Inc. (a)	34	1,461
Sigma Pharmaceuticals Ltd.	68	91
Smith & Nephew PLC	14	190
Sonic Healthcare Ltd.	9	132
Sonova Holding AG	1	88
St Jude Medical, Inc. (a)	13	527
Stada Arzneimittel AG	2	125
STERIS Corp.	60	1,487
Stryker Corp.	17	1,138
Sunrise Senior Living, Inc. (a)	17	488
Suzuken Co. Ltd.	3	109
Symbion Health Ltd.	30	106
Synthes, Inc.	1	128
Sysmex Corp.	3	125
Taisho Pharmaceutical Co. Ltd.	8	166
Takeda Pharmaceutical Co. Ltd.	27	1,638
Techne Corp. (a)	27	1,755
Tenet Healthcare Corp. (a)	643	2,848
Terumo Corp.	7	381
Theravance, Inc. (a)	18	355
Toyama Chemical Co. Ltd. (a)	16	105
Tsumura & Co.	6	128
UCB SA	2	97
United Therapeutics Corp. (a)	14	1,176
UnitedHealth Group, Inc.	79	4,016
Universal Health Services, Inc.	8	377
Varian Medical Systems, Inc. (a)	31	1,612
VCA Antech, Inc. (a)	56	2,165
Ventana Medical Systems, Inc. (a)	23	2,048
Watson Pharmaceuticals, Inc. (a)	19	496
WellCare Health Plans, Inc. (a)	5	235
WellPoint, Inc. (a)	24	1,877
West Pharmaceutical Services, Inc.	27	1,056
William Demant Holding A/S (a)	1	67
Wyeth	47	1,871
Zimmer Holdings, Inc. (a)	10	783
		157,946

Holding Companies (0.1%)
Ackermans & Van Haaren	1	98
Beijing Enterprises Holdings LLC	25	105
China Merchants Holdings International Co.	33	159

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
China Resources Enterprise Ltd.	35	116
Citic Pacific Ltd.	25	124
Citic Resources Holdings Ltd. (a)	148	57
First Pacific Co.	148	105
GEA Group AG	3	92
Groupe Bruxelles Lambert SA	1	115
Guangdong Investment Ltd.	162	74
Guangzhou Investment Co. Ltd.	339	68
Hutchison Whampoa Ltd.	70	684
IFIL - Investments SpA	10	80
Jardine Matheson Holdings Ltd.	14	357
Jardine Strategic Holdings Ltd.	13	189
LVMH Moet Hennessy Louis Vuitton	4	408
Melco International Development Ltd.	75	103
Noble Group Ltd.	97	120
NWS Holdings Ltd.	45	126
Shanghai Industrial Holdings Ltd.	25	93
Sherritt International Corp.	7	93
Swire Pacific Ltd. - A Shares	26	353
Swire Pacific Ltd. - B Shares	47	119
Washington H Soul Pattinson & Co.	13	92
Wharf Holdings Ltd.	40	213
		4,143

Industrial (3.0%)
3M Co.	28	2,230
AAR Corp. (a)	14	412
ABB Ltd.	35	868
ACS Actividades de Construccio	3	156
Actuant Corp.	38	1,039
Acuity Brands, Inc.	34	1,547
Adelaide Brighton Ltd.	38	120
Advantest Corp.	6	132
Aeroports de Paris	1	111
AGFA-Gevaert NV	5	55
Agilent Technologies, Inc. (a)	16	543
Albany International Corp.	31	1,085
Alfa Laval AB	2	106
Alliant Techsystems, Inc. (a)	23	2,435
Allied Waste Industries, Inc. (a)	54	532
Alps Electric Co. Ltd.	11	127
Alstom	2	398
Amada Co. Ltd.	13	112
Amcor Ltd.	30	186
Amec PLC	8	109
American Commercial Lines, Inc. (a)	38	770
Ametek, Inc.	16	705
Amphenol Corp.	45	1,797
Ansell Ltd.	11	116
Applera Corp. - Applied Biosystems	47	1,482
Aptargroup, Inc.	43	1,622
Arkansas Best Corp.	15	462
Arriva PLC	7	102
Arrow Electronics, Inc. (a)	21	719
Asahi Glass Co. Ltd.	39	486
Asahi Pretec Corp.	3	73
Assa Abloy AB	5	86
Astec Industries, Inc. (a)	8	247
Auckland International Airport	43	93
Avnet, Inc. (a)	39	1,389
BAE Systems PLC	52	481
Balfour Beatty PLC	12	101
BE Aerospace, Inc. (a)	61	2,355

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Belden, Inc.	30	1,269
Bemis Co., Inc.	21	571
Benchmark Electronics, Inc. (a)	83	1,473
Bilfinger Berger AG	1	63
Boeing Co.	37	3,078
Bombardier, Inc. (a)	22	108
Boral Ltd.	20	108
Bouygues	4	305
Bradken Ltd.	12	68
Briggs & Stratton Corp.	32	667
The Brink's Co.	20	1,213
Brother Industries Ltd.	9	112
Bucyrus International, Inc.	24	2,225
Burlington Northern Santa Fe	9	779
Buzzi Unicem SpA	3	71
CAE, Inc.	8	90
Campbell Brothers Ltd.	5	124
Canadian National Railway Co.	7	354
Canadian Pacific Railway Ltd.	2	134
Cargotec Corp.	2	84
Carillion PLC	13	81
Carlisle Cos, Inc.	42	1,399
Casio Computer Co. Ltd.	9	95
Central Glass Co. Ltd.	19	71
Ceradyne, Inc. (a)	10	482
CH Robinson Worldwide, Inc.	33	1,833
Charter PLC (a)	5	69
Checkpoint Systems, Inc. (a)	47	1,117
Cheung Kong Infrastructure Holdings Co.	30	113
China Grand Forestry Resources (a)	264	37
Chiyoda Corp.	6	70
Cie de Saint-Gobain SA	6	465
Cimpor Cimentos de Portugal SG	11	86
Commercial Metals Co.	44	1,247
Cobham PLC	28	103
Coherent, Inc. (a)	10	260
ComfortDelgro Corp. Ltd.	80	88
Comsys Holdings Corp.	10	86
Cookson Group PLC	8	88
Cooper Industries Ltd.	40	1,782
Cosco Corp. Singapore Ltd.	32	100
Crane Group Ltd.	7	92
CRH PLC	8	302
CSR Ltd.	38	106
CTS Corp.	24	254
Cummins, Inc.	38	1,835
Cymer, Inc. (a)	14	378
Daifuku Co. Ltd.	9	122
Daiichi Chuo Kisen Kaisha	15	83
Daikin Industries Ltd.	9	404
Dainippon Screen Manufacturing Co.	15	75
Danaher Corp.	13	968
Deere & Co.	24	2,106
Deutsche Post AG	13	419
Dionex Corp. (a)	15	1,052
Disco Corp.	2	87
Donaldson Co., Inc.	47	1,969
Downer EDI Ltd.	18	86
DRS Technologies, Inc.	28	1,503
Dyno Nobel Ltd.	59	107
EADS	5	127
Eagle Materials, Inc.	18	679
Eastman Kodak Co.	73	1,455

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Eaton Corp.	40	3,310
Ebara Corp.	23	72
Eiffage SA	1	87
Electrocomponents PLC	21	80
EMCOR Group, Inc. (a)	51	1,118
Energizer Holdings, Inc. (a)	9	843
Energy Conversion Devices, Inc. (a)	15	346
ESCO Technologies, Inc. (a)	10	375
Esterline Technologies Corp. (a)	21	978
Expeditors International Washington, Inc.	41	1,939
Fanuc Ltd.	7	617
Fomento de Construcciones y Contratas (FCC)	1	66
FedEx Corp.	14	1,309
Finmeccanica SpA	4	119
Finning International, Inc.	4	105
Firstgroup PLC	8	105
Fletcher Building Ltd.	16	127
Flir Systems, Inc. (a)	45	1,363
Flowserve Corp.	9	739
FLSmidth & Co.	1	88
Fluor Corp.	17	2,068
Forward Air Corp.	10	310
Foster Wheeler Ltd. (a)	28	1,917
Fuji Electric Holdings Co. Ltd.	26	87
FUJIFILM Holdings Corp.	17	665
Fujikura Ltd.	17	83
Fukuyama Transporting Co. Ltd.	21	85
Funai Electric Co. Ltd.	2	74
Furukawa Electric Co. Ltd.	23	92
Futuris Corp. Ltd.	53	109
Gamesa Corp. Tecnologica SA	3	113
Gardner Denver, Inc. (a)	41	1,330
Garmin Ltd.	12	866
General Cable Corp. (a)	35	2,030
General Dynamics Corp.	10	845
General Electric Co.	431	15,262
General Maritime Corp.	18	447
Gentex Corp.	26	412
Glory Ltd.	4	82
Go-Ahead Group PLC	2	86
GrafTech International Ltd. (a)	99	1,490
Granite Construction, Inc.	13	495
Grupo Ferrovial SA	1	64
GS Yuasa Corp.	40	83
GWA International Ltd.	29	80
Hamamatsu Photonics KK	3	104
Hankyu Hanshin Holdings, Inc.	42	195
Harsco Corp.	13	740
Heidelberger Druckmaschinen AG	2	55
Hirose Electric Co. Ltd.	1	102
Hitachi Cable Ltd.	18	93
Hitachi Construction Machinery	3	70
Hitachi Koki Co. Ltd.	6	85
Hitachi Ltd.	110	822
Hitachi Zosen Corp. (a)	56	62
Hochtief AG	1	100
Holcim Ltd.	3	290
Honeywell International, Inc.	24	1,418
Hong Kong Aircraft Engineering Co. Ltd.	6	135
Horiba Ltd.	3	88
Hosiden Corp.	7	108
HOYA Corp.	14	382
Hubbell, Inc.	9	429

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Ibiden Co. Ltd.	5	315
IDEX Corp.	54	1,686
IHI Corp.	48	95
Iino Kaiun Kaisha Ltd.	8	70
Imerys SA	1	77
IMI PLC	9	67
Impregilo SpA (a)	13	70
Ingersoll-Rand Co. Ltd.	9	356
Insituform Technologies, Inc. (a)	18	229
Intermec, Inc. (a)	18	359
Invensys PLC	14	63
Itron, Inc. (a)	21	1,730
ITT Corp.	35	2,080
Jacobs Engineering Group, Inc. (a)	26	1,987
Japan Airport Terminal Co. Ltd.	6	84
Japan Aviation Electronics Ind	7	85
The Japan Steel Works Ltd.	12	175
JGC Corp.	8	133
Joy Global, Inc.	27	1,702
JS Group Corp.	9	157
Kajima Corp.	35	112
Kawasaki Heavy Industries Ltd.	51	128
Kawasaki Kisen Kaisha Ltd.	19	184
Kaydon Corp.	11	481
Keihan Electric Railway Co. Ltd.	30	130
Keihin Electric Express Railway Co. Ltd.	18	121
Keio Corp.	19	112
Keisei Electric Railway Co. Ltd.	21	114
Kemet Corp. (a)	56	292
Kennametal, Inc.	51	1,562
Keyence Corp.	1	213
Kinden Corp.	12	101
Kingspan Group PLC	4	56
Kintetsu Corp.	56	189
Kirby Corp. (a)	8	368
Kitz Corp.	11	52
Komatsu Ltd.	31	746
Komori Corp.	5	106
Kone OYJ	2	132
Konica Minolta Holdings, Inc.	18	289
Koninklijke BAM Groep NV	4	75
Kubota Corp.	38	273
Kuehne & Nagel International AG	1	91
Kurita Water Industries Ltd.	4	129
Kyocera Corp.	6	478
Kyowa Exeo Corp.	9	70
L-3 Communications Holdings, Inc.	24	2,660
Lafarge SA	2	314
Landstar System, Inc.	35	1,751
Leggett & Platt, Inc.	35	666
Legrand SA	3	91
Leighton Holdings Ltd.	4	177
Lincoln Electric Holdings, Inc.	27	1,665
Littelfuse, Inc. (a)	8	243
Mabuchi Motor Co. Ltd.	2	111
Macquarie Airports	54	187
Makino Milling Machine Co. Ltd.	8	51
Makita Corp.	5	185
MAN AG	2	246
The Manitowoc Co., Inc.	34	1,296
Martin Marietta Materials, Inc.	6	736
Maruichi Steel Tube Ltd.	4	121
Masco Corp.	148	3,394

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Matsushita Electric Works Ltd.	12	126
Matthews International Corp.	25	1,222
McDermott International, Inc. (a)	43	2,029
Meggitt PLC	17	96
Methode Electronics, Inc.	27	327
Metso Oyj	2	93
Mettler Toledo International, Inc. (a)	6	596
Mine Safety Appliances Co.	10	446
Minebea Co. Ltd.	20	106
MISUMI Group, Inc.	6	98
Mitsubishi Electric Corp.	71	646
Mitsubishi Heavy Industries Ltd.	111	454
Mitsui Engineering & Shipbuilding Co. Ltd.	26	86
Mitsui OSK Lines Ltd.	39	475
Mitsumi Electric Co. Ltd.	3	83
Miura Co. Ltd.	3	69
Molex, Inc.	14	326
Monadelphous Group Ltd.	8	82
Moog, Inc. (a)	26	1,197
Mori Seiki Co. Ltd.	3	53
MTR Corp.	43	165
Mueller Industries, Inc.	43	1,204
Mueller Water Products, Inc.	32	275
Murata Manufacturing Co. Ltd.	7	346
Nabtesco Corp.	7	85
Nachi-Fujikoshi Corp.	21	72
Nagoya Railroad Co. Ltd.	37	114
Nankai Electric Railway Co. Ltd.	36	112
National Express Group PLC	5	117
National Instruments Corp.	39	1,048
NCI Building Systems, Inc. (a)	6	173
NEC Corp.	67	275
Neptune Orient Lines Ltd.	29	65
Newport Corp. (a)	16	168
NGK Insulators Ltd.	10	258
Nichias Corp.	11	42
Nichicon Corp.	7	55
Nidec Corp.	4	262
Nikon Corp.	11	300
Nippon Chemi-Con Corp.	10	42
Nippon Electric Glass Co. Ltd.	12	180
Nippon Express Co. Ltd.	31	166
Nippon Konpo Unyu Soko Co. Ltd.	8	107
Nippon Sheet Glass Co. Ltd.	22	100
Nippon Yusen KK	40	326
Nishimatsu Construction Co. Ltd.	31	86
Nishi-Nippon Railroad Co. Ltd.	30	103
NKT Holding A/S	1	74
Nordson Corp.	24	1,197
Norfolk Southern Corp.	10	544
Norsk Hydro ASA	11	129
Northrop Grumman Corp.	9	714
NSK Ltd.	16	139
NTN Corp.	15	108
Obayashi Corp.	24	136
Odakyu Electric Railway Co. Ltd.	20	132
Oesterreichische Post AG	2	72
Okuma Corp.	7	62
Okumura Corp.	20	110
Old Dominion Freight Line, Inc. (a)	13	379
Olympus Corp.	8	268
Omron Corp.	8	165
Orbotech Ltd. (a)	22	377

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Orient Overseas (International) Ltd.	9	54
OSG Corp.	8	80
Owens-Illinois, Inc. (a)	37	1,865
Pacer International, Inc.	18	308
Pacific Basin Shipping Ltd.	73	103
Packaging Corp. of America	17	412
Pall Corp.	31	1,144
Park Electrochemical Corp.	6	142
Parker Hannifin Corp.	32	2,164
Peace Mark Holdings Ltd.	69	80
Pentair, Inc.	38	1,207
Power-One, Inc. (a)	54	124
Precision Castparts Corp.	6	683
Regal-Beloit Corp.	12	455
Republic Services, Inc.	42	1,260
Rexam PLC	11	92
Rheinmetall AG	1	71
Rockwell Automation, Inc.	5	285
Rockwell Collins, Inc.	32	2,022
Rolls-Royce Group PLC	28	262
Roper Industries, Inc.	14	783
Royal Philips	18	701
Ryder System, Inc.	13	677
Ryobi Ltd.	16	70
Ryosan Co. Ltd.	4	96
Sacyr Vallehermoso SA	2	63
Safran SA	4	65
Sagami Railway Co. Ltd.	33	125
Sankyu, Inc.	22	112
Sanmina-SCI Corp. (a)	691	1,085
Sanwa Holdings Corp.	18	87
Sanyo Electric Co. Ltd.	70	93
Schindler Holding AG	2	119
Schneider Electric SA	4	459
Seino Holdings Corp.	11	74
SembCorp. Industries Ltd.	29	93
SembCorp. Marine Ltd.	40	88
Sharp Corp.	36	623
Shima Seiki Manufacturing Ltd.	2	83
Shimizu Corp.	24	123
Siemens AG	13	1,673
SIG PLC	4	67
Sims Group Ltd.	5	126
Singapore Post Ltd.	132	101
Sintokogio Ltd.	7	68
Skanska AB	6	102
SMC Corp.	2	224
Snap-On, Inc.	39	1,916
SNC-Lavalin Group, Inc.	3	129
SonoCo. Products Co.	38	1,173
Spectris PLC	6	82
Spirit Aerosystems Holdings, Inc. (a)	72	1,989
ST Engineering	44	104
Stanley Electric Co. Ltd.	6	121
Stanley Works	21	1,079
Star Micronics Co. Ltd.	4	66
Stericycle, Inc. (a)	13	770
STX Pan Ocean Co. Ltd.	70	121
Sumitomo Electric Industries Ltd.	25	365
Sumitomo Heavy Industries Ltd.	20	166
Sumitomo Osaka Cement Co. Ltd.	43	82
Tadano Ltd.	7	66
Taiheiyo Cement Corp.	31	67

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Taisei Corp.	35	103
Taiyo Yuden Co. Ltd.	5	59
Takasago Thermal Engineering Co. Ltd.	10	85
Techtronic Industries Co.	91	94
Teekay Corp.	10	473
Teledyne Technologies, Inc. (a)	22	1,136
Teleflex, Inc.	26	1,537
Tenaris SA	7	138
Terex Corp. (a)	16	940
Tetra Tech, Inc. (a)	37	729
Texas Industries, Inc.	22	1,247
Textron, Inc.	8	448
Thales SA	2	115
THK Co. Ltd.	5	99
Thomas & Betts Corp. (a)	9	407
Timken Co.	14	423
Titan Cement Co. SA	2	90
TNT NV	6	221
Tobu Railway Co. Ltd.	28	136
Toda Corp.	20	104
Toho Zinc Co. Ltd.	11	49
Tokyo Seimitsu Co. Ltd.	3	60
Tokyu Corp.	35	218
Toll Holdings Ltd.	20	197
Tomkins PLC	22	76
Toshiba Corp.	106	716
Toyo Seikan Kaisha Ltd.	6	109
Toyo Tanso Co. Ltd.	1	74
Transfield Services Ltd.	11	110
Transpacific Industries Group Ltd.	9	59
Transport International Holding Ltd.	20	88
Travis Perkins PLC	3	69
Tredegar Corp.	20	277
Trelleborg AB	4	72
Trimble Navigation Ltd. (a)	32	846
Trinity Industries, Inc.	12	340
Tsubakimoto Chain Co.	15	85
Tyco International Ltd.	15	590
Ulvac, Inc.	3	131
Union Pacific Corp.	10	1,250
Union Tool Co.	2	76
United Group Ltd.	7	95
United Technologies Corp.	42	3,083
URS Corp. (a)	48	2,103
Ushio, Inc.	6	122
UTi Worldwide, Inc.	10	187
Vallourec SA	1	198
Varian, Inc. (a)	20	1,085
Venture Corp. Ltd.	11	79
Vishay Intertechnology, Inc. (a)	31	325
Wabtec Corp.	39	1,341
Wartsila Oyj	2	127
Washington Group International (a)	0	0
Waste Connections, Inc. (a)	52	1,516
Waste Management, Inc.	15	487
Waters Corp. (a)	20	1,149
The Weir Group PLC	7	103
Werner Enterprises, Inc.	32	652
Wesfarmers Ltd.	23	726
Wienerberger AG	2	91
WorleyParsons Ltd.	6	211
Worthington Industries, Inc.	44	721
Yamatake Corp.	4	98

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Yamato Holdings Co. Ltd.	15	209
Yaskawa Electric Corp.	9	95
YIT OYJ	3	63
Yokogawa Electric Corp.	8	77
YRC Worldwide, Inc. (a)	68	1,245
Zardoya Otis SA	3	70
Zebra Technologies Corp. (a)	9	276
		221,584

Technology (2.1%)
ACI Worldwide, Inc. (a)	21	313
Actel Corp. (a)	19	226
Activision, Inc. (a)	64	1,656
Adobe Systems, Inc. (a)	31	1,083
Advanced Micro Devices, Inc. (a)	90	688
Advent Software, Inc. (a)	15	677
Affiliated Computer Services, Inc. (a)	14	683
Agilysys, Inc.	14	213
Altera Corp.	55	929
Amkor Technology, Inc. (a)	67	512
Analog Devices, Inc.	13	369
Ansys, Inc. (a)	51	1,780
Apple, Inc. (a)	54	7,309
Applied Materials, Inc.	85	1,523
ARM Holdings PLC	36	83
ASM Pacific Technology	12	69
ASML Holding NV (a)	6	158
ATMI, Inc. (a)	11	289
Atos Origin SA (a)	2	99
Autodesk, Inc. (a)	44	1,811
Automatic Data Processing, Inc.	39	1,582
Autonomy Corp. PLC (a)	6	108
Avid Technology, Inc. (a)	15	389
Axcelis Technologies, Inc. (a)	66	263
BEA Systems, Inc. (a)	99	1,850
BMC Software, Inc. (a)	31	993
Borland Software Corp. (a)	56	140
Broadcom Corp. (a)	0	0
Brocade Communications Systems (a)	196	1,350
Brooks Automation, Inc. (a)	108	1,327
CA, Inc.	20	441
Cabot Microelectronics Corp. (a)	8	277
CACI International, Inc. (a)	12	523
Canon, Inc.	41	1,766
Cap Gemini SA	2	108
Cerner Corp. (a)	10	524
CGI Group, Inc. (a)	11	110
Ciber, Inc. (a)	40	193
Citrix Systems, Inc. (a)	49	1,696
Cognizant Technology Solutions (a)	60	1,674
Cognos, Inc. (a)	3	173
Computer Sciences Corp. (a)	54	2,285
Computershare Ltd.	16	114
Compuware Corp. (a)	59	501
Conexant Systems, Inc. (a)	258	178
CSG Systems International, Inc. (a)	24	306
CSK Holdings Corp.	3	82
CSR PLC (a)	7	73
Dassault Systemes SA	2	111
Dell, Inc. (a)	104	2,084
DSP Group, Inc. (a)	19	217
DST Systems, Inc. (a)	8	572
Dun & Bradstreet Corp.	9	828

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Electronic Arts, Inc. (a)	12	568
Electronics for Imaging (a)	34	502
EMC Corp. (a)	108	1,714
Emulex Corp. (a)	56	874
Entegris, Inc. (a)	66	508
Factset Research Systems, Inc.	7	391
Fidelity National Information Services, Inc.	37	1,571
Fiserv, Inc. (a)	32	1,644
Formfactor, Inc. (a)	40	969
Fujitsu Ltd.	68	441
Global Payments, Inc.	12	449
Hewlett-Packard Co.	159	6,956
Hutchinson Technology, Inc. (a)	14	221
IBM Corp.	59	6,333
Ikon Office Solutions, Inc.	58	474
Imation Corp.	18	466
Indra Sistemas SA	4	103
Infineon Technologies AG (a)	12	121
Informatica Corp. (a)	69	1,332
Intel Corp.	364	7,717
International Rectifier Corp. (a)	9	250
Intersil Corp.	25	576
Intuit, Inc. (a)	59	1,811
Itochu Techno-Solutions Corp.	3	86
Jack Henry & Associates, Inc.	78	1,917
Kla-Tencor Corp.	7	292
Konami Corp.	5	150
Kulicke & Soffa Industries, Inc. (a)	41	221
Lam Research Corp. (a)	32	1,228
Lattice Semiconductor Corp. (a)	70	185
Lenovo Group Ltd.	162	112
Linear Technology Corp.	65	1,798
LogicaCMG PLC	34	73
Logitech International SA (a)	4	120
MacDonald, Dettwiler and Associates Ltd. (a)	2	90
Marvell Technology Group Ltd. (a)	17	202
Mastercard, Inc.	16	3,312
Maxim Integrated Products, Inc.	13	255
MEMC Electronic Materials, Inc. (a)	10	715
Metavante Technologies, Inc. (a)	40	886
Micrel, Inc.	38	232
Micros Systems, Inc. (a)	28	1,724
Microsemi Corp. (a)	56	1,272
Microsoft Corp.	519	16,919
Misys PLC	22	76
National Semiconductor Corp.	51	940
Navteq Corp. (a)	25	1,847
NCR Corp. (a)	28	601
Neopost SA	1	101
Network Appliance, Inc. (a)	13	302
Nomura Research Institute Ltd.	5	132
Novell, Inc. (a)	62	394
Novellus Systems, Inc. (a)	21	499
Nvidia Corp. (a)	54	1,328
ON Semiconductor Corp. (a)	39	253
Oracle Corp. (a)	244	5,014
Oracle Corp. Japan	2	87
Otsuka Corp.	1	77
Palm, Inc. (a)	64	347
Parametric Technology Corp. (a)	108	1,777
Paychex, Inc.	13	425
Perot Systems Corp. (a)	56	680
Photronics, Inc. (a)	26	317

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pitney Bowes, Inc.	7	257
PMC - Sierra, Inc. (a)	246	1,154
QLogic Corp. (a)	33	472
Quantum Corp. (a)	115	264
Rambus, Inc. (a)	16	311
Red Hat, Inc. (a)	30	560
Research In Motion Ltd. (a)	6	562
RiCo.h Co. Ltd.	24	375
Rohm Co. Ltd.	4	294
Sage Group PLC	23	101
Salesforce.com, Inc. (a)	23	1,202
SanDisk Corp. (a)	9	229
Sanken Electric Co. Ltd.	14	70
SAP AG	14	668
SEI Investments Co.	22	609
Seiko Epson Corp.	5	121
Semiconductor Manufacturing In (a)	834	67
Semtech Corp. (a)	39	498
Shinko Electric Industries Co.	4	67
Silicon Laboratories, Inc. (a)	43	1,343
Silicon Storage Technology, Inc. (a)	36	102
Skyworks Solutions, Inc. (a)	173	1,393
Software AG	1	76
Square Enix Co. Ltd.	4	115
SRA International, Inc. (a)	16	439
STMicroelectronics NV	10	124
Sun Microsystems, Inc. (a)	26	455
Sybase, Inc. (a)	87	2,455
Synopsys, Inc. (a)	31	683
Take-Two Interactive Software (a)	32	526
TDK Corp.	4	255
Teradata Corp. (a)	46	1,096
Teradyne, Inc. (a)	40	439
Tessera Technologies, Inc. (a)	37	1,449
Texas Instruments, Inc.	75	2,320
THQ, Inc. (a)	25	450
Tietoenator Oyj	4	74
Tokyo Electron Ltd.	5	299
Total System Services, Inc.	27	615
Trident Microsystems, Inc. (a)	22	111
TriQuint Semiconductor, Inc. (a)	76	360
Unisys Corp. (a)	64	266
Varian Semiconductor Equipment Associates, Inc. (a)	52	1,675
VeriFone Holdings, Inc. (a)	10	196
Western Digital Corp. (a)	57	1,508
Wincor Nixdorf AG	1	77
Wind River Systems, Inc. (a)	50	419
Xerox Corp.	42	647
Xilinx, Inc.	91	1,990
		156,123

Utilities (1.3%)
A2A SpA	32	128
The AES Corp. (a)	26	496
AGL Energy Ltd.	14	151
AGL Resources, Inc.	79	2,990
Algonquin Power Income Fund	4	30
Allegheny Energy, Inc.	42	2,301
Allete, Inc.	15	577
Ameren Corp.	65	2,913
American Electric Power Co., Inc.	12	514
Aqua America, Inc.	29	578
Aquila, Inc. (a)	242	849

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Atco Ltd.	2	102
Atmos Energy Corp.	68	1,953
Avista Corp.	34	685
Babcock & Brown Infrastructure	75	85
Black Hills Corp.	41	1,588
British Energy Group PLC	16	165
Canadian Utilities Ltd.	2	100
Centerpoint Energy, Inc.	72	1,153
Centrica PLC	57	376
China Resources Power Holdings Ltd.	42	100
Chubu Electric Power Co., Inc.	24	607
Chugoku Electric Power Co., Inc.	10	213
Cleco Corp.	65	1,680
CLP Holdings Ltd.	54	427
CMS Energy Corp.	72	1,128
Consolidated Edison, Inc.	9	392
Contact Energy Ltd.	15	90
Dominion Resources, Inc.	29	1,247
DPL, Inc.	23	638
DTE Energy Co.	50	2,132
Duke Energy Corp.	37	690
Dynegy, Inc. (a)	74	519
E.ON AG	11	2,032
Edison International	9	469
El Paso Electric Co.	30	703
Electric Power Development Co.	5	178
Electricite de France	4	413
Enagas	5	137
Endesa SA	7	328
Enel SpA	65	719
Energias de Portugal SA	35	222
Energy East Corp.	56	1,414
Entergy Corp.	6	649
Exelon Corp.	24	1,828
FirstEnergy Corp.	9	641
Fortis, Inc.	4	114
Fortum Oyj	7	281
FPL Group, Inc.	11	709
Gas Natural SDG SA	2	109
Gaz de France SA	3	161
Great Plains Energy, Inc.	18	502
Hawaiian Electric Industries, Inc.	78	1,753
Hokkaido Electric Power Co., Inc.	7	153
Hokuriku Electric Power Co.	7	158
Hong Kong & China Gas Co.	120	328
HongKong Electric Holdings Ltd.	43	245
Iberdrola SA	60	908
IdaCorp., Inc.	49	1,599
Infratil Ltd.	45	90
Integrys Energy Group, Inc.	24	1,167
International Power PLC	23	182
Kansai Electric Power Co., Inc.	28	700
Kyushu Electric Power Co., Inc.	15	380
MDU Resources Group, Inc.	59	1,529
National Grid PLC	42	646
Nicor, Inc.	8	328
NiSource, Inc.	70	1,329
Northeast Utilities	40	1,109
Northumbrian Water Group PLC	18	126
Northwest Natural Gas Co.	29	1,373
NorthWestern Corp.	24	693
NRG Energy, Inc. (a)	52	2,007
NSTAR	20	648

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
OGE Energy Corp.		34	1,113
Osaka Gas Co. Ltd.		70	268
Pennon Group PLC		9	118
Pepco Holdings, Inc.		49	1,247
PG&E Corp.		10	410
Piedmont Natural Gas Co.		65	1,629
Pinnacle West Capital Corp.		21	807
PNM Resources, Inc.		76	1,468
PPL Corp.		11	538
Progress Energy, Inc.		8	361
Public Power Corp. SA		4	185
Public Service Enterprise Group		12	1,152
Puget Energy, Inc.		25	654
Red Electrica de Espana SA		2	114
Reliant Energy, Inc. (a)		87	1,850
RWE AG		7	863
SCANA Corp.		37	1,380
Scottish & Southern Energy PLC		13	395
Sempra Energy		7	391
Severn Trent PLC		4	113
Shikoku Electric Power Co., Inc.		8	230
Sierra Pacific Resources		47	703
Snam Rete Gas SpA		19	125
Sociedad General de Aguas de Barcelona SA		3	119
Southern Co.		33	1,199
Southwest Gas Corp.		27	771
Suez SA		18	1,094
TECO Energy, Inc.		78	1,300
Terna Rete Elettrica Nazionale SpA		32	134
Toho Gas Co. Ltd.		23	116
Tohoku Electric Power Co., Inc.		17	401
Tokyo Electric Power Co., Inc.		45	1,168
Tokyo Gas Co. Ltd.		79	368
TransAlta Corp.		4	127
TrustPower Ltd.		17	103
UGI Corp.		105	2,795
Union Fenosa SA		2	133
Unisource Energy Corp.		22	646
United Utilities PLC		14	198
Vectren Corp.		72	1,976
Veolia Environnement SA		6	489
Verbund AG		2	131
Westar Energy, Inc.		99	2,412
WGL Holdings, Inc.		54	1,741
Wisconsin Energy Corp.		30	1,366
Xcel Energy, Inc.		130	2,703
			94,261

Total Common Stocks (Cost $ 1,868,939)			1,739,519

Preferred Stocks (0.0%)*
Bayerische Motoren Werke AG		2	95
Fresenius AG		1	78
Henkel KGaA		3	137
Ito En Ltd.		1	15
ProSiebenSat.1 Media AG		3	59
RWE AG		1	103
Unipol Gruppo Finanziario SpA		34	89
Volkswagen AG		2	276

Total Preferred Stocks (Cost $ 905)			852

Corporate Bonds (15.6%)
Basic Materials (0.4%)
Eastman Chemical, 7.60%, 2/1/27	USD	25,000	27,482

Communications (2.6%)
Comcast Corp., 6.50%, 11/15/35	USD	95,000	92,234
Verizon Communications, 7.25%, 12/1/10	USD	101,000	109,482
			201,716

Consumer, Cyclical (0.7%)
Kohls Corp., 6.00%, 1/15/33	USD	46,000	38,488
Target Corp., 5.88%, 3/1/12	USD	10,000	10,541
			49,029

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Consumer, Non-Cyclical (0.5%)
Bottling Group LLC, 4.63%, 11/15/12	USD	5,000	5,154
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	20,000	20,780
Procter & Gamble Co., 4.95%, 8/15/14	USD	14,000	14,456
			40,390

Financial (8.2%)
Allstate Corp., 7.20%, 12/1/09	USD	10,000	10,569
American General Finance, 5.38%, 10/1/12	USD	38,000	38,031
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	45,000	44,804
Citigroup, Inc., 6.63%, 1/15/28	USD	23,000	23,190
Credit Suisse Usa, Inc., 6.13%, 11/15/11	USD	200,000	212,702
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	49,000	45,136
Lehman Brothers Holdings, 6.63%, 1/18/12	USD	13,000	13,645
Merrill Lynch & Co., 6.05%, 5/16/16	USD	55,000	54,958
Morgan Stanley, 6.75%, 4/15/11	USD	27,000	28,726
National Rural Utilities, 7.25%, 3/1/12	USD	72,000	79,129
U.S. Bank NA, 6.38%, 8/1/11	USD	13,000	13,939
Wachovia Bank NA, 7.80%, 8/18/10	USD	22,000	24,155
Wells Fargo & Co., 4.63%, 8/9/10	USD	24,000	24,453
			613,437

Industrial (2.0%)
Boeing Co., 6.13%, 2/15/33	USD	11,000	11,619
General Electric Co., 5.00%, 2/1/13	USD	30,000	30,932
Norfolk Southern Corp., 6.20%, 4/15/09	USD	36,000	37,140
Union Pacific Corp., 4.88%, 1/15/15	USD	70,000	66,925
			146,616

Technology (0.2%)
IBM Corp., 8.38%, 11/1/19	USD	10,000	12,671

Utilities (1.0%)
Florida Power & Light, 5.95%, 10/1/33	USD	75,000	75,963

Total Corporate Bonds (Cost $ 1,153,565)			1,167,304

U.S. Government Agency Pass-Through Securities (14.2%)
Fannie Mae (10.1%)
6.00%, 6/1/17, Pool #555004	USD	83,446	86,349
5.50%, 8/1/17, Pool #826283	USD	1,312	1,348
5.00%, 5/1/18, Pool #703444	USD	6,783	6,877
4.50%, 1/1/19, Pool #735057	USD	2,314	2,322
5.00%, 1/1/19, Pool #255077	USD	19,988	20,305
5.00%, 12/1/19, Pool #745369	USD	1,444	1,466
5.50%, 3/1/20, Pool #735405	USD	20,078	20,568
5.00%, 6/1/20, Pool #839333	USD	60,469	61,303
4.50%, 9/1/20, Pool #839289	USD	2,403	2,408
5.50%, 12/1/20, Pool #850811	USD	99,053	101,472
6.00%, 10/1/32, Pool #667994	USD	5,411	5,569
5.50%, 2/1/33, Pool #652693	USD	107,453	108,905
5.00%, 8/1/33, Pool #713679	USD	33,687	33,553
6.00%, 9/1/33, Pool #736937	USD	2,702	2,773
7.00%, 4/1/34, Pool #780703	USD	3,139	3,334
5.00%, 5/1/34, Pool #768230	USD	4,779	4,760
6.00%, 8/1/34, Pool #725690	USD	249,425	255,991
5.50%, 1/1/35, Pool #808374	USD	23,777	24,098
6.00%, 4/1/35, Pool #735503	USD	2,075	2,134
4.40%, 10/1/35, Pool #8366	USD	7,503	7,518
			753,053

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Freddie Mac (2.5%)
4.00%, 6/1/18, Pool #E01401	USD	3,866	3,811
4.50%, 1/1/19, Pool #B11878	USD	5,989	5,991
5.00%, 8/1/33, Pool #A12886	USD	3,427	3,417
5.50%, 8/1/33, Pool #A11851	USD	6,065	6,152
6.50%, 12/1/33, Pool #A16523	USD	66,725	69,635
5.50%, 10/1/34, Pool #A27526	USD	5,619	5,698
5.50%, 10/1/35, Pool #A39170	USD	90,004	91,174
			185,878

GNMA (1.6%)
6.00%, 2/15/32, Pool #569704	USD	112,762	116,661
5.50%, 4/15/33, Pool #603566	USD	1,810	1,848
5.50%, 4/15/34, Pool #626116	USD	1,248	1,274
			119,783

Total U.S. Government Agency Pass-Through Securities (Cost $ 1,025,970)			1,058,714

U.S. Government Agency Securities (3.2%)
Fannie Mae (0.6%)
4.50%, 10/15/08	USD	20,000	20,262
6.63%, 9/15/09	USD	20,000	21,238
			41,500

Federal Home Loan Bank (1.2%)
4.63%, 11/21/08	USD	90,000	91,376

Freddie Mac (1.4%)
4.63%, 12/19/08	USD	15,000	15,255
4.75%, 1/18/11	USD	15,000	15,719
4.75%, 1/19/16	USD	70,000	73,535
			104,509

Total U.S. Government Agency Securities (Cost $ 229,072)			237,385

U.S. Treasury Obligations (11.3%)
U.S. Treasury Bonds (2.8%)
6.00%, 2/15/26	USD	50,000	60,449
5.25%, 11/15/28	USD	133,000	148,939
			209,388

U.S. Treasury Notes (8.5%)
4.00%, 6/15/09	USD	107,000	109,708
5.00%, 2/15/11	USD	18,000	19,426
4.88%, 2/15/12	USD	31,000	33,746
4.25%, 8/15/15	USD	445,000	470,692
			633,572

Total U.S. Treasury Obligations (Cost $ 812,758)			842,960

Foreign Government Securities (14.8%)
Belgium (0.7%)
Belgian Government Bond, 5.50%, 9/28/17	EUR	34,000	56,018

Germany (2.3%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	114,000	172,454

Italy (2.1%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	99,000	159,357

France (0.9%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	45,000	65,558

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Japan (6.0%)
Japan Government Bond, 1.50%, 6/20/12	JPY	46,500,000	449,630

Netherlands (0.8%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	38,000	56,653

Spain (0.8%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	38,000	62,417

United Kingdom (1.2%)
United Kingdom Treasury Bond, 4.00%, 9/7/16	GBP	48,000	92,356

Total Foreign Government Securities (Cost $ 994,585)			1,114,443

Rights and Options (0.0%*)
Sonae SGPS SA (a)		5	1
China Overseas Land & Investments (a)		9	3
Industrial & Commercial Bank of China ASI (a)		4	1

Total Rights and Options (Cost $ 13)			5

Investment Companies (18.6%)
American Beacon Money Market Fund		1,157,599	1,157,599
BLDRS Emerging Markets 50 ADR		593	29,935
Dreyfus Cash Management Plus		87,623	87,623
iShares MSCI Emerging Markets		661	90,061
Vanguard Emerging Markets ETF		275	25,932

Total Investment Companies (Cost $ 1,383,499)			1,391,150

Total Investments (Cost $ 7,469,306) (b) – 101.0%			7,552,332

Liabilities in excess of other assets – (1.0%)			(75,183)

Net Assets – 100.00%			7,477,149

(a)	Non-income producing security.
(b)	See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
ADR American Depository Receipt
ETF Exchange Traded Fund
*	Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Common Stocks (36.5%)
Basic Materials (2.1%)
Acerinox SA	15	352
Adeka Corp.	38	357
Agnico-Eagle Mines Ltd.	9	570
Agrium, Inc.	9	580
Air Products & Chemicals, Inc.	21	1,890
Air Water, Inc.	32	313
Akzo Nobel NV	15	1,101
Albemarle Corp.	41	1,487
Alcoa, Inc.	89	2,946
Allegheny Technologies, Inc.	51	3,590
Alumina Ltd.	138	648
Antofagasta PLC	26	337
ArcelorMittal	42	2,754
Arkema (a)	6	337
Asahi Kasei Corp.	165	1,009
Ashland, Inc.	35	1,593
Barrick Gold Corp.	47	2,425
BASF SE	27	3,515
Bayer AG	42	3,444
BHP Billiton Ltd.	396	13,151
BHP Billiton PLC	130	3,818
BlueScope Steel Ltd.	86	785
Brookfield Infrastructure	1	27
Cabot Corp.	36	1,070
Cameco Corp.	18	609
Carpenter Technology Corp.	125	7,705
Celanese Corp.	100	3,718
Chemtura Corp.	150	1,005
Ciba Specialty Chemicals AG	6	241
Clariant AG	25	199
Cytec Industries, Inc.	55	3,113
Daicel Chemical Industries Ltd.	58	324
Daido Steel Co. Ltd.	53	351
Dainippon Ink and Chemicals, Inc.	99	441
Denki Kagaku Kogyo K K	77	311
Domtar Corp. (a)	373	3,010
The Dow Chemical Co.	79	3,054
Dowa Holdings Co. Ltd.	36	241
Eastman Chemical Co.	59	3,898
Ecolab, Inc.	79	3,812
EI Du Pont de Nemours & Co.	75	3,388
Energy Resources of Australia	22	371
Ferro Corp.	99	1,750
First Quantum Minerals Ltd.	4	299
FNX Mining Co., Inc. (a)	13	344
Fortescue Metals Group Ltd. (a)	140	774
Georgia Gulf Corp.	67	523
Gold Corp., Inc.	39	1,450
Harry Winston Diamond Corp.	10	246
HB Fuller Co.	130	2,699

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hercules, Inc.	249	4,365
Hitachi Chemical Co. Ltd.	18	307
Hitachi Metals Ltd.	32	421
Hokuetsu Paper Mills Ltd.	74	315
Holmen AB	9	298
HudBay Minerals, Inc. (a)	16	294
Huntsman Corp.	68	1,648
Iamgold Corp.	47	374
Iluka Resources Ltd.	76	308
Inmet Mining Corp.	4	294
International Flavors & Fragra, Inc.	52	2,216
International Paper Co.	45	1,451
Ivanhoe Mines Ltd. (a)	27	265
JFE Holdings, Inc.	72	3,324
Johnson Matthey PLC	12	443
JSR Corp.	25	582
Jubilee Mines NL	29	586
K+S AG	3	754
Kagara Ltd.	69	231
Kaneka Corp.	47	350
Kansai Paint Co. Ltd.	45	296
Kazakhmys PLC	15	362
Kingboard Chemical Holdings Ltd.	70	289
Kinross Gold Corp. (a)	32	706
Kobe Steel Ltd.	367	1,225
Koninklijke DSM NV	11	462
Lanxess AG	7	242
Lee & Man Paper Manufacturing Ltd.	90	201
Lihir Gold Ltd. (a)	215	717
Linde AG	7	913
Lonmin PLC	5	287
Lonza Group AG	4	509
Louisiana-Pacific Corp.	88	1,344
Lubrizol Corp.	44	2,315
Lundin Mining Corp. (a)	30	229
MeadWestvaco Corp.	129	3,612
Minara Resources Ltd.	71	314
Minerals Technologies, Inc.	24	1,306
Mitsubishi Chemical Holdings Co.	162	1,171
Mitsubishi Gas Chemical Co., Inc.	55	504
Mitsubishi Materials Corp.	148	604
Mitsui Chemicals, Inc.	93	622
Mitsui Mining & Smelting Co. Ltd	80	300
Monsanto Co.	68	7,646
Neenah Paper, Inc.	17	461
Newcrest Mining Ltd.	39	1,221
Newmont Mining Corp.	57	3,097
Newmont Mining Corp. of Canada	9	487
Nihon Parkerizing Co. Ltd.	22	331
Nine Dragons Paper Holdings Ltd.	137	221
Nippon Kayaku Co. Ltd.	44	263
Nippon Light Metal Co. Ltd.	149	258

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nippon Paint Co. Ltd.	77	368
Nippon Shokubai Co. Ltd.	44	391
Nippon Steel Corp.	785	4,710
Nippon Yakin Kogyo Co. Ltd.	33	253
Nissan Chemical Industries Ltd.	31	381
Nisshin Steel Co. Ltd.	100	328
Nitto Denko Corp.	19	927
Norske Skogindustrier ASA	28	157
Nova Chemicals Corp.	10	286
Nufarm Ltd.	35	468
OJI Paper Co. Ltd.	119	507
Olin Corp.	140	2,869
OneSteel Ltd.	135	803
Orica Ltd.	37	958
Osaka Titanium Technologies Co.	4	252
Outokumpu OYJ	12	375
Oxiana Ltd.	180	484
Pacific Metals Co. Ltd.	22	171
Paladin Energy Ltd. (a)	63	250
PaperlinX Ltd.	141	273
Plum Creek Timber Co., Inc.	105	4,384
Potash Corp. of Saskatchewan	16	2,245
PPG Industries, Inc.	19	1,256
Praxair, Inc.	38	3,074
Rautaruukki OYJ	6	245
Rayonier, Inc.	49	2,074
Reliance Steel & Aluminum Co.	39	1,919
Rengo Co. Ltd.	70	440
Rio Tinto Ltd.	39	4,300
Rio Tinto PLC	55	5,421
Rohm & Haas Co.	92	4,908
RPM International, Inc.	226	4,891
RTI International Metals, Inc. (a)	30	1,657
Salzgitter AG	2	313
Schulman A, Inc.	54	1,101
Sensient Technologies Corp.	94	2,497
SGL Carbon AG (a)	7	350
Shin-Etsu Chemical Co. Ltd.	48	2,523
Showa Denko KK	139	465
Sigma-Aldrich Corp.	60	2,980
Silver Standard Resources, Inc. (a)	11	381
Smurfit-Stone Container Corp. (a)	159	1,509
Solvac SA	2	318
Solvay SA	3	375
Southern Copper Corp.	6	563
Ssab Svenskt Stal AB	11	287
Steel Dynamics, Inc.	58	3,025
Stillwater Mining Co. (a)	85	886
Stora Enso Oyj	31	426
Sumitomo Bakelite Co. Ltd.	54	285
Sumitomo Chemical Co. Ltd.	195	1,381
Sumitomo Forestry Co. Ltd.	42	312

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sumitomo Metal Industries Ltd.	519	2,445
Sumitomo Metal Mining Co. Ltd.	68	1,111
Syngenta AG	5	1,318
Taiyo Nippon Sanso Corp.	45	428
Teck Cominco Ltd.	23	751
Temple-Inland, Inc.	49	919
ThyssenKrupp AG	21	1,026
Titanium Metals Corp.	42	913
Toho Titanium Co. Ltd.	10	229
Tokai Carbon Co. Ltd.	35	274
Tokuyama Corp.	30	214
Tokyo Steel Manufacturing Co.	24	238
Tosoh Corp.	71	296
Ube Industries Ltd.	128	400
Umicore Group	2	452
United States Steel Corp.	79	8,067
UPM-Kymmene Oyj	29	544
Uranium One, Inc. (a)	33	229
USEC, Inc. (a)	111	896
Valspar Corp.	202	4,046
Vedanta Resources PLC	11	394
Voestalpine AG	6	366
Vulcan Materials Co.	44	3,452
Wacker Chemie AG	2	430
Wausau Paper Corp.	99	886
Weyerhaeuser Co.	22	1,490
Xstrata PLC	34	2,588
Yamana Gold, Inc.	35	580
Yamato Kogyo Co. Ltd.	8	299
Yara International ASA	14	660
Zeon Corp.	37	222
Zep, Inc.	28	462
Zinifex Ltd.	58	534
		252,477

Communications (3.3%)
3Com Corp. (a)	251	1037
Adaptec, Inc. (a)	228	711
Akamai Technologies, Inc. (a)	87	2627
Alcatel-Lucent	127	791
Amazon.Com, Inc. (a)	36	2797
American Tower Corp. (a)	56	2102
Anixter International, Inc. (a)	41	2872
APN News & Media Ltd.	79	358
Ariba, Inc. (a)	156	1555
Asatsu-DK, Inc.	12	363
AT&T, Inc.	542	20862
BCE, Inc.	45	1565
Belgacom SA	9	437
Belo Corp.	259	4302
Black Box Corp.	33	1098
British Sky Broadcasting Group	59	645

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
BT Group PLC	475	2,447
Cable & Wireless PLC	135	429
Cablevision Systems Corp. (a)	119	2,794
CBS Corp.	64	1,612
CenturyTel, Inc.	77	2,842
Charter Communications, Inc. (a)	492	576
Check Point Software Technologies Ltd. (a)	128	2,726
China Mobile Ltd.	492	7,212
China Netcom Group Corp.	230	702
China Unicom Ltd.	705	1,626
Ciena Corp. (a)	110	2,984
Cincinnati Bell, Inc. (a)	448	1,738
Cisco Systems, Inc. (a)	767	18,792
Citizens Communications Co.	219	2,512
Clear Channel Communications, Inc.	40	1,228
CNET Networks, Inc. (a)	269	2,122
Comcast Corp. - A Shares (a)	276	5,012
Comcast Corp. - SPL (a)	145	2,609
CommScope, Inc. (a)	98	4,346
Consolidated Media Holdings Ltd.	51	204
Corning, Inc.	189	4,549
Cosmote Mobile Telecommunications SA	13	499
Crown Castle International Corp. (a)	126	4,560
CTC Media, Inc. (a)	16	427
Daily Mail & General Trust	26	272
Deutsche Telekom AG	165	3,376
Digital River, Inc. (a)	54	2,025
The DIRECTV Group, Inc. (a)	81	1,829
DisCo.very Holding Co. (a)	234	5,433
DISH Network Corp. (a)	109	3,078
Earthlink, Inc. (a)	225	1,532
eBay, Inc. (a)	168	4,518
EchoStar Corp. (a)	21	614
Elisa OYJ	14	396
Emap PLC	23	421
Embarq Corp.	93	4,213
Eniro AB	31	256
Entercom Communications Corp.	55	677
Equinix, Inc. (a)	43	3,248
Ericsson	815	1,832
Expedia, Inc. (a)	121	2,785
Extreme Networks (a)	218	752
F5 Networks, Inc. (a)	117	2,753
Fairfax Media Ltd.	157	567
Foxconn International Holdings (a)	221	364
France Telecom SA	97	3,407
Gannett Co., Inc.	21	777
Gestevision Telecinco SA	14	300
GN Store Nord AS	32	173
Google, Inc. (a)	30	16,929
Hakuhodo DY Holdings, Inc.	6	312
Harmonic, Inc. (a)	160	1,747

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Harris Corp.	71	3,883
Harte-Hanks, Inc.	94	1,506
Hellenic Telecommunications Organisation SA	17	522
HLTH Corp. (a)	268	2,999
Hutchison Telecommunications, Inc. (a)	310	435
Idearc, Inc.	92	1,496
IDT Corp.	128	888
Informa PLC	36	279
Infospace, Inc. (a)	53	504
Inmarsat PLC	46	444
InterDigital, Inc. (a)	55	1,112
Interpublic Group of Cos, Inc. (a)	300	2,679
Interwoven, Inc. (a)	76	963
ITV PLC	186	266
j2 Global Communications, Inc. (a)	64	1,402
JC Decaux SA	12	388
JDS Uniphase Corp. (a)	112	1,166
John Wiley & Sons, Inc.	61	2,405
Juniper Networks, Inc. (a)	76	2,063
Lagardere SCA	7	510
Lamar Advertising Co. (a)	37	1,595
Leap Wireless International, Inc. (a)	26	1,075
Lee Enterprises, Inc.	72	860
Liberty Global, Inc. - A Shares (a)	68	2,748
Liberty Global, Inc. - C Shares (a)	40	1,488
Liberty Media Corp. - Capital (a)	18	1,937
Liberty Media Corp. - Interactive (a)	84	1,336
Manitoba Telecom Services, Inc.	9	385
Matsui Securities Co. Ltd.	46	318
McClatchy Co.	123	1,325
The McGraw-Hill Cos, Inc.	46	1,967
Media General, Inc.	38	723
Mediaset SpA	40	351
Meredith Corp.	49	2,303
MetroPCS Communications, Inc. (a)	152	2,747
Mobistar SA	5	467
Modern Times Group AB	6	360
Motorola, Inc.	334	3,851
MRV Communications, Inc. (a)	236	418
NetFlix, Inc. (a)	70	1,761
NeuStar, Inc. (a)	39	1,159
The New York Times Co.	90	1,507
News Corp. - A Shares	58	1,128
News Corp. - B Shares	230	4,347
NII Holdings, Inc. (a)	89	3,797
Nokia OYJ	216	7,825
NTT DoCoMo, Inc.	2	3,141
NutriSystem, Inc. (a)	42	1,202
Oki Electric Industry Co. Ltd.	201	329
Openwave Systems, Inc. (a)	164	339
PagesJaunes Groupe	19	367
PCCW Ltd.	625	357

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pearson PLC	44	604
Plantronics, Inc.	103	1,967
Polycom, Inc. (a)	59	1,490
Portugal Telecom SGPS SA	51	653
Priceline.com, Inc. (a)	44	4,775
PT Multimedia Servicos de Telecomunicacoes & Multimedia	7	93
Publicis Groupe	9	323
Qualcomm, Inc.	203	8,611
Qwest Communications International, Inc.	209	1,229
Radio One, Inc. (a)	220	352
Rakuten, Inc. (a)	1	428
RCN Corp. (a)	63	734
RealNetworks, Inc. (a)	251	1,463
Reed Elsevier NV	29	527
Reed Elsevier PLC	60	722
Reuters Group PLC	69	832
RF Micro Devices, Inc. (a)	603	1,948
RH Donnelley Corp. (a)	37	1,113
Rogers Communications, Inc.	26	994
Royal KPN NV	100	1,802
RTL Group SA	3	364
S1 Corp. (a)	108	611
Sanoma-Wsoy Oyj	12	311
SAVVIS, Inc. (a)	37	747
SBA Communications Corp. (a)	126	3,731
SBI Holdings, Inc.	1	231
Scholastic Corp. (a)	66	2,262
Seat Pagine Gialle SpA	692	227
Seek Ltd.	54	302
SES - FDR	20	483
Seven Network Ltd.	40	430
Shaw Communications, Inc.	21	411
Sinclair Broadcast Group, Inc.	104	936
Singapore Press Holdings Ltd.	186	572
SingTel	625	1,610
Societe Television Francaise 1	11	276
Softbank Corp.	85	1,551
SonicWALL, Inc. (a)	124	1,089
Sprint Nextel Corp.	262	2,759
Swisscom AG	1	396
Sycamore Networks, Inc. (a)	435	1,470
Symantec Corp. (a)	124	2,223
Tandberg ASA	17	288
Tekelec (a)	121	1,451
Tele2 AB - B shares	22	447
Telecom Corp. of New Zealand Ltd.	208	653
Telecom Italia SpA	603	1,825
Telecom Italia RNC	331	756
Telefonica SA	237	6,887
Telekom Austria AG	18	502
Telenor ASA	43	872

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Teleperformance	9	279
Telephone & Data Systems, Inc.	26	1,371
Telephone & Data Systems - S, Inc.	26	1,258
Television Broadcasts Ltd.	56	304
TeliaSonera AB	101	889
Tellabs, Inc. (a)	254	1,732
Telstra Corp. Ltd.	427	1,661
Telus Corp.	10	435
Telus Corp. - Non Voting Shares	9	378
Tencent Holdings Ltd.	87	514
The Thomson Corp.	10	357
Tibco Software, Inc. (a)	383	2,850
Time Warner Telecom, Inc. (a)	73	1,276
Time Warner, Inc.	447	7,036
Tokyo Broadcasting System, Inc.	14	321
Trend Micro, Inc. (a)	13	461
Trinity Mirror PLC	37	241
United Internet AG	22	415
United Online, Inc.	121	1,352
US Cellular Corp. (a)	7	498
Valueclick, Inc. (a)	129	2,816
Verizon Communications, Inc.	254	9,865
Viacom, Inc. (a)	65	2,519
Vignette Corp. (a)	52	732
Virgin Media, Inc.	143	2,391
Vivendi	64	2,555
Vodafone Group PLC	2,903	10,120
VTech Holdings Ltd.	43	246
The Walt Disney Co.	221	6,615
The Washington Post Co.	3	2,232
Websense, Inc. (a)	57	1,169
West Australian Newspapers Holdings Ltd.	32	322
Windstream Corp.	336	3,901
Wolters Kluwer NV	17	484
WPP Group PLC	67	820
XM Satellite Radio Holdings, Inc. (a)	163	2,021
Yahoo! Japan Corp.	2	767
Yahoo!, Inc. (a)	154	2,954
Yell Group PLC	43	284
Yellow Pages Income Fund	31	371
		406,824

Consumer, Cyclical (4.0%)
99 Cents Only Stores (a)	138	1,148
Abercrombie & Fitch Co.	47	3,745
Accor SA	11	834
Adidas AG	11	696
Aeon Co. Ltd.	94	1,138
Aeropostale, Inc. (a)	100	2,817
Air France-KLM	11	304
Aisin Seiki Co. Ltd.	25	995
Alaska Air Group, Inc. (a)	79	1,999

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Alimentation Couche Tard, Inc.	20	337
All Nippon Airways Co. Ltd.	102	406
American Axle & Manufacturing Holdings	81	1,762
AMR Corp. (a)	163	2,272
Aoyama Trading Co. Ltd.	13	293
Arcandor AG (a)	13	241
Aristocrat Leisure Ltd.	55	488
ArvinMeritor, Inc.	156	2,118
Asics Corp.	28	363
Autogrill SpA	18	302
AutoNation, Inc. (a)	96	1,563
Autozone, Inc. (a)	18	2,176
Barratt Developments PLC	20	168
Bayerische Motoren Werke AG	18	991
Beazer Homes USA, Inc.	65	567
Bed Bath & Beyond, Inc. (a)	192	6,190
Bellway PLC	15	237
Berkeley Group Holdings PLC	12	240
Best Buy Co., Inc.	52	2,538
Big Lots, Inc. (a)	53	920
Billabong International Ltd.	28	297
BJ's Wholesale Club, Inc. (a)	41	1,330
Blockbuster, Inc. (a)	233	727
Bob Evans Farms, Inc.	67	1,993
Borders Group, Inc.	108	1,216
BorgWarner, Inc.	58	2,935
Bosch Corp.	74	312
Boyd Gaming Corp.	38	1,016
Bridgestone Corp.	84	1,423
Brightpoint, Inc. (a)	98	1,247
Brinker International, Inc.	68	1,265
British Airways PLC (a)	48	317
Brunswick Corp.	57	1,082
Bulgari SpA	26	299
Burberry Group PLC	30	259
Callaway Golf Co.	123	2,204
Canadian Tire Corp. Ltd.	5	321
Canon Marketing Japan, Inc.	21	339
Carmax, Inc. (a)	115	2,565
Carnival Corp.	43	1,913
Carnival PLC	9	388
Carphone Warehouse Group PLC	53	346
Casey's General Stores, Inc.	108	2,808
Cathay Pacific Airways Ltd.	147	326
The Cato Corp.	60	982
Charming Shoppes, Inc. (a)	277	1,787
The Cheesecake Factory (a)	88	1,923
China Travel International Investment Ltd.	578	308
Choice Hotels International, Inc.	16	534
Christopher & Banks Corp.	92	1,175
Circuit City Stores, Inc.	495	2,693

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Citizen Holdings Co. Ltd.	45	413
Cooper Tire & Rubber Co.	131	2,236
Coach, Inc. (a)	50	1,603
Coldwater Creek, Inc. (a)	35	225
Compagnie Financiere Richemont SA	29	1,649
Compass Group PLC	110	691
Continental AG	8	834
Continental Airlines, Inc. (a)	61	1,660
Corporate Express NV	28	160
Costco Wholesale Corp.	53	3,601
Crown Ltd. (a)	51	533
CVS Caremark Corp.	186	7,267
Daihatsu Motor Co. Ltd.	38	387
Daimler AG	53	4,123
Daiwa House Industry Co. Ltd.	71	990
David Jones Ltd.	79	322
Delta Air Lines, Inc. (a)	121	2,036
Denso Corp.	62	2,239
Denway Motors Ltd.	824	479
Deutsche Lufthansa AG	14	333
Dick's Sporting Goods, Inc. (a)	118	3,841
Dillard's, Inc.	141	2,796
DR Horton, Inc.	173	2,984
Dress Barn, Inc. (a)	89	1,085
DSG International PLC	122	183
Edion Corp.	36	404
Esprit Holdings Ltd.	122	1,577
Ethan Allen Interiors, Inc.	55	1,702
Family Dollar Stores, Inc.	92	1,935
FamilyMart Co. Ltd.	15	446
Fast Retailing Co. Ltd.	9	666
Fastenal Co.	74	2,990
Fiat SpA	38	882
Foot Locker, Inc.	98	1,342
Ford Motor Co. (a)	314	2,085
Fred's, Inc.	72	679
Fuji Heavy Industries Ltd.	83	332
Furniture Brands International, Inc.	94	898
Futaba Industrial Co. Ltd.	16	358
Galaxy Entertainment Group Ltd. (a)	380	287
GameStop Corp. (a)	67	3,466
Gaylord Entertainment Co. (a)	53	1,547
General Motors Corp.	44	1,246
Genesco, Inc. (a)	29	967
Genuine Parts Co.	102	4,481
Gildan Activewear, Inc. (a)	11	406
GKN PLC	49	256
GOME Electrical Appliances Holdings Ltd.	239	533
Grafton Group PLC	28	219
Group 1 Automotive, Inc.	48	1,269
Guess ?, Inc.	29	1,082
Gunze Ltd.	71	304

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Gymboree Corp. (a)	39	1,491
H2O Retailing Corp.	40	286
Hagemeyer NV	73	508
Hanwa Co. Ltd.	77	305
Harman International Industries	35	1,630
Harvey Norman Holdings Ltd.	104	517
Hasbro, Inc.	89	2,311
Haseko Corp.	145	245
Hennes & Mauritz AB	27	1,451
Herman Miller, Inc.	34	1,081
Hermes International SA	4	399
Hino Motors Ltd.	55	380
Hitachi High-Technologies Corp.	16	301
Home Depot, Inc.	158	4,846
Home Retail Group PLC	48	270
Honda Motor Co. Ltd.	216	6,744
The Hongkong & Shanghai Hotels	231	357
HOT Topic, Inc. (a)	125	694
Iberia Lineas Aereas de Espana SA	82	278
Ihop Corp.	23	1,225
Inchcape PLC	41	303
Inditex SA	14	697
Ingram Micro, Inc. (a)	93	1,654
Insight Enterprises, Inc. (a)	106	1,831
Interface, Inc.	69	1,101
International Game Technology	44	1,877
International Speedway Corp.	40	1,638
Isetan Co. Ltd.	27	315
Isuzu Motors Ltd.	183	771
Itochu Corp.	187	1,711
Izumi Co. Ltd.	24	353
J Crew Group, Inc. (a)	55	2,515
J Front Retailing Co. Ltd.	95	611
Jack in the Box, Inc. (a)	80	2,338
Jakks Pacific, Inc. (a)	50	1,178
Japan Airlines Corp.	199	485
Jardine Cycle & Carriage Ltd.	37	509
JB Hi-Fi Ltd.	38	455
JetBlue Airways Corp. (a)	486	3,358
JFE Shoji Holdings, Inc.	52	323
Johnson Controls, Inc.	49	1,733
Jones Apparel Group, Inc.	68	1,142
JTEKT Corp.	27	449
Juki Corp.	44	212
Kayaba Industry Co. Ltd.	76	361
KB Home	49	1,348
Kellwood Co.	65	1,299
Kesa Electricals PLC	59	280
Kingfisher PLC	129	374
Kloeckner & Co. AG	5	206
Kohl's Corp. (a)	38	1,734
Koito Manufacturing Co. Ltd.	33	473

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Kokuyo Co. Ltd.	35	286
Komeri Co. Ltd.	14	294
K's Holdings Corp.	14	318
Kuraray Co. Ltd.	43	512
Ladbrokes PLC	46	274
Las Vegas Sands Corp. (a)	14	1,227
Lawson, Inc.	11	393
La-Z-Boy, Inc.	122	930
Lear Corp. (a)	138	4,052
Lennar Corp. - A Shares	80	1,648
Lennar Corp. - B Shares	13	250
Li & Fung Ltd.	257	956
Li Ning Co. Ltd.	161	449
Life Time Fitness, Inc. (a)	42	1,862
Lifestyle International Holdings Ltd.	192	504
Liz Claiborne, Inc.	65	1,423
Longs Drug Stores Corp.	43	1,978
Lottomatica SpA	10	365
Lowe's Cos, Inc.	180	4,759
Macy's, Inc.	47	1,299
Magna International, Inc.	6	471
Marks & Spencer Group PLC	94	830
Marriott International, Inc.	45	1,618
Marubeni Corp.	190	1,301
Marui Group Co. Ltd.	40	351
Matsumotokiyoshi Holdings Co.	17	410
Matsushita Electric Industrial Co. Ltd.	253	5,353
Mattel, Inc.	214	4,496
Mazda Motor Corp.	110	464
McDonald's Corp.	114	6,105
Men's Wearhouse, Inc.	64	1,631
Meritage Homes Corp. (a)	53	851
MGM Mirage (a)	21	1,538
Michelin	8	762
Mitchells & Butlers PLC	24	213
Mitsubishi Corp.	188	4,915
Mitsubishi Logistics Corp.	26	314
Mitsubishi Motors Corp. (a)	458	758
Mitsubishi Rayon Co. Ltd.	71	284
Mitsui & Co. Ltd.	202	4,037
Mitsukoshi Ltd.	81	319
Modine Manufacturing Co.	57	880
Monaco Coach Corp.	52	529
MSC Industrial Direct Co.	61	2,505
Nagase & Co. Ltd.	31	294
Namco Bandai Holdings, Inc.	29	403
Newell Rubbermaid, Inc.	196	4,728
Next PLC	12	335
NGK Spark Plug Co. Ltd.	23	400
NHK Spring Co. Ltd.	43	364
Nifco, Inc.	16	356
Nintendo Co. Ltd.	13	6,480

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nippon Seiki Co. Ltd.	14	231
Nissan Motor Co. Ltd.	297	2,829
Nisshinbo Industries, Inc.	31	333
Nissin Kogyo Co. Ltd.	13	214
Nitori Co. Ltd.	8	418
NOK Corp.	19	384
Nokian Renkaat OYJ	12	404
Nordstrom, Inc.	29	1,128
Nu Skin Enterprises, Inc.	124	2,037
Onward Holdings Co. Ltd.	32	322
OPAP SA	12	416
O'Reilly Automotive, Inc. (a)	60	1,766
Oriental Land Co. Ltd.	7	413
Orient-Express Hotels Ltd.	54	2,795
Oshkosh Truck Corp.	39	1,785
Pacific Sunwear Of California (a)	129	1,434
Panera Bread Co. (a)	40	1,511
Parkson Retail Group Ltd.	51	437
Penn National Gaming, Inc. (a)	39	2,034
PEP Boys-Manny Moe & Jack	77	842
Persimmon PLC	16	245
PetSmart, Inc.	71	1,624
Peugeot SA	9	659
PF Chang's China Bistro, Inc. (a)	33	939
Phillips-Van Heusen Corp.	71	2,992
Pier 1 Imports, Inc. (a)	187	1,281
Pinnacle Entertainment, Inc. (a)	77	1,405
Pioneer Corp.	29	211
Pirelli & C SpA	340	353
Polo Ralph Lauren Corp.	32	1,939
Pool Corp.	64	1,577
PPR	4	558
Praktiker Bau- und Heimwerkerm	9	192
Puma AG Rudolf Dassler Sport	1	357
Punch Taverns PLC	16	221
Qantas Airways Ltd.	115	481
Quiksilver, Inc. (a)	266	2,535
RadioShack Corp.	86	1,492
Reece Australia Ltd.	16	357
Regal Entertainment Group	168	3,115
Regis Corp.	59	1,494
Renault SA	11	1,240
Resorttrust, Inc.	16	269
Rite Aid Corp. (a)	332	983
RONA, Inc. (a)	18	289
Ross Stores, Inc.	88	2,565
Royal Caribbean Cruises Ltd.	100	4,028
Ruby Tuesday, Inc.	100	769
Ryland Group, Inc.	120	4,045
Ryohin Keikaku Co. Ltd.	6	368
Saks, Inc. (a)	234	4,224
Sally Beauty Holdings, Inc. (a)	166	1,355

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sankyo Co. Ltd.	10	533
Scientific Games Corp. (a)	37	881
Sears Holdings Corp. (a)	9	994
Sega Sammy Holdings, Inc.	27	315
Sekisui Chemical Co. Ltd.	59	387
Sekisui House Ltd.	68	754
Select Comfort Corp. (a)	64	503
Seven & I Holdings Co. Ltd.	77	1,908
Shangri-La Asia Ltd.	167	492
Shimachu Co. Ltd.	14	386
Shimamura Co. Ltd.	4	326
Shimano, Inc.	12	463
Shoppers Drug Mart Corp.	12	587
Singapore Airlines Ltd.	59	641
Sky City Entertainment Group Ltd.	104	359
Skywest, Inc.	126	3,279
Sodexho Alliance SA	6	323
Sojitz Corp.	111	379
Sonae SGPS SA	132	247
Sony Corp.	118	5,793
Southwest Airlines Co.	106	1,243
Staples, Inc.	95	2,274
Starbucks Corp. (a)	100	1,891
Starwood Hotels & Resorts Worldwide, Inc.	29	1,312
Steelcase, Inc.	81	1,242
Sumitomo Corp.	148	2,040
Sumitomo Rubber Industries, Inc.	32	281
The Sumitomo Warehouse Co. Ltd.	63	332
Superior Industries International, Inc.	41	747
Suzuki Motor Corp.	53	1,333
Swatch Group AG BR	2	535
Swatch Group AG REG	7	364
TABCorp. Holdings Ltd.	62	773
Takashimaya Co. Ltd.	37	394
Takata Corp.	12	317
Talbots, Inc.	43	416
Target Corp.	93	5,169
Tatts Group Ltd.	149	504
Taylor Wimpey PLC	63	225
Tech Data Corp. (a)	118	4,057
Teijin Ltd.	109	430
Thomson	23	278
Tim Hortons, Inc.	13	444
TJX Cos, Inc.	60	1,894
Toho Co. Ltd.	21	508
Tokai Rika Co. Ltd.	15	456
Tokyo Style Co. Ltd.	31	300
Toll Brothers, Inc. (a)	85	1,979
Toray Industries, Inc.	165	1,116
Toro Co.	53	2,615
Toto Ltd.	46	366
Toyobo Co. Ltd.	143	309

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Toyoda Gosei Co. Ltd.	12	392
Toyota Boshoku Corp.	15	454
Toyota Industries Corp.	26	1,012
Toyota Motor Corp.	357	19,540
Toyota Tsusho Corp.	27	632
Tractor Supply Co. (a)	45	1,734
Triarc Cos, Inc.	73	679
TUI AG	14	303
TUI Travel PLC	61	308
Under Armour, Inc. (a)	41	1,650
United Stationers, Inc. (a)	36	1,989
UNY Co. Ltd.	37	287
Urban Outfitters, Inc. (a)	57	1,653
US Airways Group, Inc. (a)	62	856
USS Co. Ltd.	6	350
Vail Resorts, Inc. (a)	40	1,894
Valeo SA	7	256
Volkswagen AG	8	1,809
Wabash National Corp.	54	496
Wacoal Holdings Corp.	31	423
Walgreen Co.	118	4,143
Wal-Mart Stores, Inc.	233	11,855
Warner Music Group Corp.	25	199
Watsco, Inc.	31	1,143
Wendy's International, Inc.	56	1,368
Wesco International, Inc. (a)	24	1,014
Whirlpool Corp.	51	4,341
William Hill PLC	31	251
WMS Industries, Inc. (a)	55	2,057
Wolseley PLC	36	491
Wolverine World Wide, Inc.	101	2,556
World Fuel Services Corp.	37	979
WW Grainger, Inc.	28	2,228
Yamada Denki Co. Ltd.	11	1,173
Yamaha Corp.	24	494
Yamaha Motor Co. Ltd.	26	589
The Yokohama Rubber Co. Ltd.	54	302
Yum! Brands, Inc.	71	2,425
Zale Corp. (a)	96	1,574
		483,722

Consumer, Non-Cyclical (3.4%)
ABB Grain Ltd.	50	389
ABC Learning Centres Ltd.	65	257
Abertis Infraestructuras SA	13	394
Accenture Ltd.	90	3,116
ACCO Brands Corp. (a)	105	1,423
Adecco SA	7	364
Administaff, Inc.	30	900
Affymetrix, Inc. (a)	32	642
Aggreko PLC	35	370

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Ajinomoto Co., Inc.	77	819
Alberto-Culver Co.	55	1,473
Alexion Pharmaceuticals, Inc. (a)	46	3,005
Alliance Data Systems Corp. (a)	34	1,719
Altadis SA	14	1,047
Altria Group, Inc.	184	13,951
American Greetings Corp.	93	1,908
Anheuser-Busch Cos, Inc.	73	3,396
Apollo Group, Inc. (a)	60	4,784
Applera Corp. - Celera Group (a)	143	2,191
Arbitron, Inc.	39	1,559
Asahi Breweries Ltd.	56	983
Associated British Foods PLC	23	396
Atkins WS PLC	18	384
Atlantia SpA	16	529
Avis Budget Group, Inc. (a)	218	2,910
AWB Ltd.	126	245
Babcock International Group PLC	37	409
BearingPoint, Inc. (a)	471	923
Beiersdorf AG	6	460
Benesse Corp.	13	534
Biogen Idec, Inc. (a)	40	2,438
Bio-Rad Laboratories, Inc. (a)	24	2,285
Blyth, Inc.	55	1,198
Bowne & Co., Inc.	53	652
Brisa-Auto Estradas de Portugal, SA (BRISA)	28	413
British American Tobacco PLC	80	2,856
Brown-Forman Corp.	25	1,575
Bunzl PLC	29	362
C&C Group PLC	47	304
Cadbury Schweppes PLC	116	1,275
Cambrex Corp.	75	713
Capita Group PLC	32	417
Carlsberg A/S	3	313
Carrefour SA	30	2,097
Casino Guichard Perrachon SA	4	439
Celgene Corp. (a)	58	3,254
Chaoda Modern Agriculture	581	588
Chemed Corp.	33	1,691
China Mengniu Dairy Co. Ltd.	110	284
ChoicePoint, Inc. (a)	41	1,365
Christian Dior SA	3	329
Church & Dwight Co., Inc.	87	4,630
Cintra Concesiones de Infraest	25	360
Clorox Co.	102	6,255
Coca Cola Hellenic Bottling Co.	13	541
The Coca-Cola Co.	186	11,006
Coca-Cola West Holdings Co. Ltd.	19	407
Colgate-Palmolive Co.	63	4,851
Corporate Executive Board Co.	17	978
Coca-Cola Amatil Ltd.	61	512
Colruyt SA	2	502

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ConAgra Foods, Inc.	51	1,098
Constellation Brands, Inc. (a)	133	2,780
Convergys Corp. (a)	86	1,334
Corinthian Colleges, Inc. (a)	168	1,420
Corrections Corporation of America (a)	158	4,193
Cosco Pacific Ltd.	146	292
CSL Ltd.	66	2,021
CSM Corp.	10	272
Dai Nippon Printing Co. Ltd.	82	1,188
Dairy Farm International Holdings Ltd.	137	592
Danisco A/S	5	333
Del Monte Foods Co.	111	996
Delhaize Group	5	380
Deluxe Corp.	110	2,675
Diageo PLC	147	2,958
Enzon Pharmaceuticals, Inc. (a)	111	929
Experian Group Ltd.	56	490
Ezaki GliCo. Co. Ltd.	39	419
Forrester Research, Inc. (a)	33	792
Fortune Brands, Inc.	16	1,119
Foster's Group Ltd.	233	1,174
FTI Consulting, Inc. (a)	73	4,038
G4S PLC	87	378
Genentech, Inc. (a)	56	3,931
General Mills, Inc.	30	1,638
Genzyme Corp. (a)	35	2,735
George Weston Ltd.	5	268
Golden Agri-Resources Ltd.	476	642
Goodman Fielder Ltd.	178	270
Greene King PLC	19	282
H&R Block, Inc.	210	4,047
Hays PLC	118	241
Heineken Holding NV	7	355
Heineken NV	13	727
Henkel KGaA	8	334
The Hershey Co.	114	4,127
Hewitt Associates, Inc. (a)	126	4,683
HJ Heinz Co.	31	1,319
Hormel Foods Corp.	56	2,169
House Foods Corp.	26	461
Human Genome Sciences, Inc. (a)	174	971
Husqvarna AB	28	284
Iaws Group PLC	18	368
Illumina, Inc. (a)	70	4,459
Imperial Tobacco Group PLC	37	1,803
InBev NV	11	897
InterMune, Inc. (a)	37	620
Intertek Group PLC	19	331
Invitrogen Corp. (a)	25	2,142
Iron Mountain, Inc. (a)	96	3,301
Ito En Ltd.	13	280

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
J Sainsbury PLC	82	646
Jarden Corp. (a)	98	2,454
The JM Smucker Co.	36	1,682
Kagome Co. Ltd.	23	396
Kamigumi Co. Ltd.	45	330
Kao Corp.	61	1,841
Kerry Group PLC	15	404
Kesko OYJ	7	356
Kikkoman Corp.	28	339
Kimberly-Clark Corp.	34	2,232
Kirin Holdings Co. Ltd.	113	1,812
Koninklijke Ahold NV	68	884
Kose Corp.	14	345
Kraft Foods, Inc.	148	4,330
Lighthouse Caledonia ASA (a)	3	2
Lion Corp.	70	309
Lion Nathan Ltd.	53	449
Live Nation, Inc. (a)	76	828
Loblaw Cos Ltd.	8	257
L'Oreal SA	14	1,717
Manpower, Inc.	45	2,532
Marine Harvest (a)	305	160
McCo.rmick & Co., Inc.	68	2,293
McKesson Corp.	39	2,449
Meiji Dairies Corp.	66	354
Meiji Seika Kaisha Ltd.	88	385
Metcash Ltd.	101	376
Metro AG	9	736
Metro, Inc.	11	260
Michael Page International PLC	35	179
Millennium Pharmaceuticals, Inc. (a)	201	3,049
Millipore Corp. (a)	28	1,964
Monster Worldwide, Inc. (a)	62	1,727
Moody's Corp.	31	1,085
MPS Group, Inc. (a)	200	2,010
Myriad Genetics, Inc. (a)	56	2,409
Nektar Therapeutics (a)	108	770
Nestle SA	22	9,832
Nichirei Corp.	81	376
Nippon Meat Packers, Inc.	36	406
Nippon Suisan Kaisha Ltd.	69	338
Nisshin Seifun Group, Inc.	42	411
Nissin Food Products Co. Ltd.	13	434
Novozymes A/S	3	230
Nutreco Holding NV	5	320
Olam International Ltd.	196	358
Pacific Brands Ltd.	126	319
Parexel International Corp. (a)	35	1,904
Park24 Co. Ltd.	38	316
Parmalat SpA	108	388
PDL BioPharma, Inc. (a)	62	926

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pepsi Bottling Group, Inc.	83	2,893
PepsiAmericas, Inc.	41	1,010
PepsiCo, Inc.	204	13,911
Performance Food Group Co. (a)	60	1,898
Pernod-Ricard SA	10	1,060
Pharmaceutical Product Development, Inc.	55	2,385
Premier Foods PLC	75	199
Pre-Paid Legal Services, Inc. (a)	11	611
Procter & Gamble Co.	393	25,918
Qiagen NV (a)	22	443
QP Corp.	40	386
RalCorp Holdings, Inc. (a)	35	1,904
Randstad Holding NV	6	228
Reckitt Benckiser Group PLC	33	1,719
Regeneron Pharmaceuticals, Inc. (a)	79	1,602
Rent-A-Center, Inc. (a)	129	2,206
Rentokil Initial PLC	121	261
Resources Connection, Inc. (a)	60	1,256
Reynolds American, Inc.	15	950
Robert Half International, Inc.	89	2,472
RR Donnelley & Sons Co.	130	4,536
SABMiller PLC	47	1,009
Safeway, Inc.	45	1,395
SAIC, Inc. (a)	275	5,198
Sapporo Holdings Ltd.	64	513
Societe Des Autoroutes	4	435
Saputo, Inc.	16	444
Sara Lee Corp.	65	914
Savient Pharmaceuticals, Inc. (a)	88	1,703
Scottish & Newcastle PLC	46	719
SeCo.m Co. Ltd.	27	1,379
Securitas AB	25	305
Serco Group PLC	43	356
Service Corp. International	576	6,929
Shiseido Co. Ltd.	46	1,084
Smithfield Foods, Inc. (a)	80	2,228
Societe BIC SA	5	311
Sohgo Security Services Co. Ltd.	24	383
Sotheby's	86	2,672
Spherion Corp. (a)	107	715
Stewart Enterprises, Inc.	186	1,324
Strayer Education, Inc.	19	3,279
Supervalu, Inc.	130	3,908
Swedish Match AB	20	438
Sysco Corp.	82	2,382
Takara Holdings, Inc.	62	362
Tate & Lyle PLC	34	329
TeleTech Holdings, Inc. (a)	52	1,026
Tesco PLC	436	3,616
Thai Beverage PCL	2,152	364
Tingyi Cayman Islands Holding Corp.	441	619
TIS, Inc.	17	293

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Toppan Printing Co. Ltd.	79	792
Toyo Suisan Kaisha Ltd.	24	456
Transurban Group	114	674
Tupperware Brands Corp.	130	4,810
Tyson Foods, Inc.	181	2,579
Unicharm Corp.	7	461
Unilever NV	94	3,046
Unilever PLC	72	2,367
United Natural Foods, Inc. (a)	51	1,223
United Rentals, Inc. (a)	158	2,884
Universal Corp.	59	2,939
UST, Inc.	94	4,884
Valassis Communications, Inc. (a)	91	870
Vedior NV	15	364
Vertex Pharmaceuticals, Inc. (a)	70	1,425
Viad Corp.	36	963
VistaPrint Ltd. (a)	51	1,898
Watson Wyatt Worldwide, Inc.	55	2,703
WD-40 Co.	32	1,080
Weight Watchers International, Inc.	19	809
The Western Union Co.	103	2,307
Whole Foods Market, Inc.	74	2,919
Wilmar International Ltd.	288	843
WM Morrison Supermarkets PLC	127	756
WM Wrigley Jr Co.	29	1,665
WM Wrigley Jr Co.- B Shares	8	454
Woolworths Ltd.	142	3,666
Yakult Honsha Co. Ltd.	19	515
Yamazaki Baking Co. Ltd.	48	417
		408,084

Energy (3.0%)
Acergy SA	14	255
Advantage Energy, Income Fund	10	97
Alpha Natural Resources, Inc. (a)	84	2811
Anadarko Petroleum Corp.	48	2812
Apache Corp.	33	3150
Arch Coal, Inc.	76	3344
Arrow Energy Ltd. (a)	159	247
Atwood Oceanics, Inc. (a)	34	2,825
Australian Worldwide Exploration (a)	131	402
Baker Hughes, Inc.	39	2,532
BG Group PLC	196	4,288
Bourbon SA	6	355
BP PLC	1,056	11,172
Cabot Oil & Gas Corp.	127	4,914
Caltex Australia Ltd.	18	255
Cameron International Corp. (a)	98	3,945
Canadian Natural Resources Ltd.	30	1,918
Canadian Oil Sands Trust	13	492
CGG-Veritas (a)	2	465
Cheniere Energy, Inc. (a)	58	1,746

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Chesapeake Energy Corp.	63	2,345
Chevron Corp.	190	16,055
Cimarex Energy Co.	52	2,122
CNOOC Ltd.	1,716	2,412
Cnpc Hong Kong Ltd.	625	292
Cosmo Oil Co. Ltd.	79	266
ConocoPhillips Co.	127	10,201
Consol Energy, Inc.	84	6,132
Core Laboratories NV (a)	31	3,494
Covanta Holding Corp. (a)	56	1,422
Crosstex Energy, Inc.	60	1,964
Delta Petroleum Corp. (a)	84	1,684
Denbury Resources, Inc. (a)	130	3,289
Devon Energy Corp.	42	3,569
Diamond Offshore Drilling, Inc.	9	1,016
El Paso Corp.	468	7,713
Enbridge, Inc.	18	719
EnCana Corp.	42	2,769
EnCo.re Acquisition Co. (a)	99	3,227
Enerplus Resources Fund	9	349
ENI SpA	135	4,334
ENSCO International, Inc.	64	3,272
EOG Resources, Inc.	29	2,538
EXCO Resources, Inc. (a)	180	2,698
Exxon Mobil Corp.	481	41,558
First Solar, Inc. (a)	17	3,090
FMC Technologies, Inc. (a)	68	3,275
Fording Canadian Coal Trust	4	179
Fugro NV	6	407
Global Industries Ltd. (a)	112	1,978
Grant Prideco, Inc. (a)	68	3,385
Grey Wolf, Inc. (a)	341	2,032
Halliburton Co.	106	3,516
Headwaters, Inc. (a)	82	924
Helix Energy Solutions Group, Inc. (a)	44	1,627
Helmerich & Payne, Inc.	48	1,883
Hercules Offshore, Inc. (a)	104	2,397
Hess Corp.	23	2,089
Holly Corp.	61	2,954
Husky Energy, Inc.	14	580
Idemitsu Kosan Co. Ltd.	4	343
Imperial Oil Ltd.	16	787
ION Geophysical Corp. (a)	129	1,600
Japan Petroleum Exploration Co.	6	379
John Wood Group PLC	59	445
Lundin Petroleum AB (a)	36	354
Marathon Oil Corp.	60	2,805
Mariner Energy, Inc. (a)	172	4,310
National Fuel Gas Co.	45	1,940
National Oilwell Varco, Inc. (a)	47	2,831
Neste Oil OYJ	11	349
Nexen, Inc.	26	738

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Niko Resources Ltd.	4	339
Nippon Mining Holdings, Inc.	110	648
Nippon Oil Corp.	172	1,166
Noble Corp.	122	5,340
Occidental Petroleum Corp.	71	4,819
Oil Search Ltd.	117	447
Oilexco, Inc. (a)	32	409
OMV AG	8	571
Oneok, Inc.	65	3,055
OPTI Canada, Inc. (a)	18	297
Origin Energy Ltd.	103	805
Parker Drilling Co. (a)	220	1,529
Patriot Coal Corp. (a)	59	2,345
Peabody Energy Corp.	35	1,891
Pengrowth Energy Trust	21	370
Penn Virginia Corp.	49	2,088
Penn West Energy Trust	12	323
Petro-Canada	27	1,227
Pride International, Inc. (a)	88	2,790
Q-Cells AG (a)	4	372
Questar Corp.	91	4,633
Quicksilver Resources, Inc. (a)	27	1,534
Range Resources Corp.	78	4,073
Renewable Energy Corp. AS (a)	10	252
Repsol YPF SA	44	1,396
Rowan Cos, Inc.	71	2,417
Royal Dutch Shell PLC - A Shares	136	4,864
Royal Dutch Shell PLC - B Shares	152	5,272
Saipem SpA	14	482
Santos Ltd.	70	760
SBM Offshore NV	9	258
Schlumberger Ltd.	150	11,319
Seacor Holdings, Inc. (a)	31	2,734
Seadrill Ltd. (a)	19	388
Showa Shell Sekiyu KK	31	271
Singapore Petroleum Co. Ltd.	90	400
Smith International, Inc.	91	4,933
Solarworld AG	8	353
Southwestern Energy Co. (a)	77	4,305
Spectra Energy Corp.	64	1,462
St Mary Land & Exploration Co.	81	2,854
StatoilHydro ASA	69	1,775
Stone Energy Corp. (a)	48	1,968
Suncor Energy, Inc.	25	2,350
Sunoco, Inc.	71	4,416
Sunpower Corp. (a)	18	1,244
Superior Energy Services (a)	105	4,209
Talisman Energy, Inc.	58	916
Technip SA	6	384
Tesoro Corp.	96	3,749
Tetra Technologies, Inc. (a)	94	1,471
TonenGeneral Sekiyu KK	40	346

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Total SA	125	9,055
TransCanada Corp.	29	1,143
Transocean, Inc.	48	5,885
Trican Well Service Ltd.	21	285
Tullow Oil PLC	40	475
Ultra Petroleum Corp. (a)	69	4,747
UTS Energy Corp. (a)	67	355
Valero Energy Corp.	56	3,315
Vestas Wind Systems A/S (a)	10	951
Weatherford International Ltd. (a)	41	2,534
WesternZagros Resources Ltd. (a)	11	24
W-H Energy Services, Inc. (a)	40	1,946
Woodside Petroleum Ltd.	53	2,202
XTO Energy, Inc.	57	2,961
		365,159

Financial (7.8%)
The 77 Bank Ltd.	59	368
ABN AMRO Holding NV	105	5,874
ACE Ltd.	33	1,925
ACo.m Co. Ltd.	11	271
Admiral Group PLC	23	448
Aegon NV	80	1,185
Aeon Credit Service Co. Ltd.	27	403
Aeon Mall Co. Ltd.	13	333
Affiliated Managers Group, Inc. (a)	16	1,573
AGF Management Ltd.	11	269
Agile Property Holdings Ltd.	218	241
Aiful Corp.	15	304
Aioi Insurance Co. Ltd.	65	317
Alexandria Real Estate Equities	47	4,617
Allco Finance Group Ltd.	42	126
Alleanza Assicurazioni SpA	30	380
Alleghany Corp. (a)	3	1,134
Alliance & Leicester PLC	24	312
Allianz SE	25	4,469
Allied Irish Banks PLC	51	1,121
Allied World Assurance Co.	21	1,000
The Allstate Corp.	55	2,710
Alpha Bank AE	22	719
AMB Property Corp.	52	2,631
AMBAC Financial Group, Inc.	72	844
Amcore Financial, Inc.	39	865
American Express Co.	129	6,362
American Financial Group, Inc.	44	1,220
American Financial Realty Trust	234	1,926
American International Group, Inc.	198	10,922
American National Insurance	11	1,380
AmeriCredit Corp. (a)	74	985
Ameriprise Financial, Inc.	21	1,162
Amlin PLC	61	323
AMP Ltd.	221	1,664

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Anchor BanCorp. Wisconsin, Inc.	36	900
Anglo Irish Bank Corp. PLC	40	561
Annaly Capital Management, Inc.	38	749
AON Corp.	26	1,132
Apartment Investment & Management Co.	49	1,942
Arch Capital Group Ltd. (a)	34	2,396
Ardepro Co. Ltd.	1	163
Arthur J Gallagher & Co.	62	1,575
Ascendas Real Estate Investments	216	331
Aspen Insurance Holdings Ltd.	56	1,580
Assicurazioni Generali SpA	66	2,791
Associated Banc-Corp.	75	2,114
Assurant, Inc.	64	4,153
Assured Guaranty Ltd.	30	710
Astoria Financial Corp.	56	1,522
ASX Ltd.	20	848
Australia & New Zealand Banking Group	216	5,036
AvalonBay Communities, Inc.	42	3,946
Aviva PLC	143	1,776
The Awa Bank Ltd.	81	501
AXA Asia Pacific Holdings Ltd.	106	563
AXA SA	99	3,368
Axis Capital Holdings Ltd.	91	3,644
Babcock & Brown Ltd.	34	547
Baloise Holding AG	4	353
Banca Carige SpA	83	400
Banca Monte dei Paschi di Siena	69	319
Banca Popolare di Milano Scarl	27	339
Banco BPI SA	42	207
Banco Comercial Portugues SA	184	571
Banco de Valencia SA	7	367
Banco Espirito Santo SA	16	280
Banco Pastor SA	19	340
Banco Popular Espanol SA	42	645
Banco Santander SA	344	6,052
BanCorpsouth, Inc.	165	4,046
Bank of America Corp.	402	17,829
Bank of East Asia Ltd.	183	1,036
The Bank of Ikeda Ltd.	9	332
Bank of Ireland	54	788
The Bank of Kyoto Ltd.	41	489
Bank of Montreal	28	1,583
The Bank of Nagoya Ltd.	62	385
The Bank of New York Mellon Corp.	60	2,798
Bank of Nova Scotia	54	2,592
Bank of Queensland Ltd.	26	344
The Bank of Yokohama Ltd.	166	1,076
Bankinter SA	22	339
Barclays PLC	360	3,365
BB&T Corp.	55	1,995
Banco Bilbao Vizcaya Argentaria (BBVA)	195	4,080
The Bear Stearns Cos, Inc.	10	903

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Bendigo Bank Ltd.	60	672
BioMed Realty Trust, Inc.	128	2,954
BNP Paribas	48	4,699
BOC Hong Kong Holdings Ltd.	422	1,042
BOK Financial Corp.	19	1,035
Bolsas Y Mercados Espanoles	7	427
Boston Properties, Inc.	16	1,471
Bradford & Bingley PLC	45	221
Brandywine Realty Trust	187	3,525
BRE Properties, Inc.	66	2,877
Brit Insurance Holdings PLC	56	251
British Land Co. PLC	29	582
Brookfield Asset Management, Inc.	32	1,032
Cabcharge Australia Ltd.	36	300
Cambridge Industrial Trust	215	96
Camden Property Trust	30	1,481
Canadian Imperial Bank of Commerce	19	1,386
CapitaCommercial Trust	221	324
Capital One Financial Corp.	43	2,357
CapitaLand Ltd.	197	820
CapitalSource, Inc.	87	1,428
CapitaMall Trust	156	326
Cathay General BanCorp.	110	2,852
Catlin Group Ltd.	40	289
Cattles PLC	51	287
CB Richard Ellis Group, Inc. (a)	108	2,096
Centro Properties Group	100	59
CFS Retail Property Trust	236	446
Challenger Financial Services	81	254
The Charles Schwab Corp.	106	2,364
Cheung Kong Holdings Ltd.	172	2,773
The Chiba Bank Ltd.	106	785
China Everbright Ltd. (a)	164	334
China Insurance International Holdings Co. (a)	157	319
China Overseas Land & Investments Ltd.	415	700
China Resources Land Ltd.	211	367
Chinese Estates Holdings Ltd.	212	347
Chubb Corp.	41	2,123
The Chugoku Bank Ltd.	29	412
Chuo Mitsui Trust Holdings, Inc.	116	796
Cigna Corp.	29	1,426
Cincinnati Financial Corp.	91	3,507
CIT Group, Inc.	135	3,775
CITIC International Financial Holdings Ltd.	461	252
Citigroup, Inc.	468	13,221
Citizens Republic BanCorp., Inc.	140	1,980
City Developments Ltd.	56	447
City National Corp.	25	1,422
Close Brothers Group PLC	23	377
CNP Assurances SA	3	364
The Colonial BancGroup, Inc.	97	1,523
Colonial Properties Trust	98	2,415

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Comerica, Inc.	159	6,936
Commerce BanCorp., Inc.	124	4,726
Commerce Bancshares, Inc.	50	2,221
Commerce Group, Inc.	109	3,940
Commerzbank AG	33	993
Commonwealth Bank of Australia	152	6,731
Commonwealth Property Office Fund	283	353
CompuCredit Corp. (a)	34	500
Conseco, Inc. (a)	138	1,662
Corio NV	4	328
Corp. Financiera Alba	5	291
Corporate Office Properties Trust	61	1,954
Countrywide Financial Corp.	61	425
Cousins Properties, Inc.	75	1,995
Credit Agricole SA	41	1,249
Credit Saison Co. Ltd.	20	576
Credit Suisse Group	58	3,263
Cullen/Frost Bankers, Inc.	39	2,123
Dah Sing Financial Holdings Ltd.	42	331
The Daishi Bank Ltd.	91	372
Daito Trust Cons Ltd.	11	593
Daiwa Securities Group, Inc.	164	1,447
Danske Bank A/S	26	919
DB RREEF Trust	341	484
DBS Group Holdings Ltd.	131	1,607
DCT Industrial Trust, Inc.	360	3,409
Derwent London PLC	11	299
Deutsche Bank AG	29	3,256
Deutsche Boerse AG	11	1,923
Deutsche Postbank AG	5	413
Dexia SA	31	742
DiamondRock Hospitality Co.	186	2,446
Digital Realty Trust, Inc.	72	2,573
Dime Community Bancshares, Inc.	59	887
DnB NOR ASA	41	527
Downey Financial Corp.	38	1,311
Duke Realty Corp.	86	2,033
EFG Eurobank Ergasias SA	15	417
Endurance Specialty Holdings Ltd.	37	1,499
Equity Lifestyle Properties, Inc.	28	1,223
Equity Residential Property Trust	33	1,235
Erie Indemnity Co.	33	1,671
Erste Bank der Oesterreichisch	12	646
Essex Property Trust, Inc.	34	3,523
Eurazeo	3	316
Everest Re Group Ltd.	44	4,474
Fairfax Financial Holdings Ltd.	2	653
Fannie Mae	91	3,081
Federal Realty Investment Trust	30	2,214
Federated Investors, Inc.	62	2,639
FelCor Lodging Trust, Inc.	133	1,797
Fidelity National Financial, Inc.	138	2,717

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Fifth Third BanCorp.	48	1,301
First American Corp.	54	2,352
First BanCorp.	141	1,348
First Horizon National Corp.	79	1,712
The First Marblehead Corp.	46	756
First Midwest BanCorp., Inc.	107	3,338
First Niagara Financial Group	225	2,862
FirstFed Financial Corp. (a)	27	1,133
FirstMerit Corp.	160	3,579
FKP Property Group	65	274
FNB Corp.	110	1,713
Fondiaria-Sai SpA	8	327
Forest City Enterprises, Inc.	31	1,235
Forestar Real Estate Group, Inc. (a)	93	2,124
Fortis	72	1,593
Franklin Resources, Inc.	23	2,397
Franklin Street Properties Corp.	117	1,679
Fraser and Neave Ltd.	129	437
Freddie Mac	67	2,036
Fremont General Corp.	169	558
Friedman Billings Ramsey Group	400	1,292
Friends Provident PLC	118	326
Frontier Financial Corp.	86	1,751
Fulton Financial Corp.	371	4,678
Gecina SA	2	275
Genting International PLC (a)	657	283
Genworth Financial, Inc.	44	1,071
The Goldman Sachs Group, Inc.	31	6,224
Goodman Group	173	679
GPT Group	241	810
Great Eagle Holdings Ltd.	102	340
Great Eastern Holdings Ltd.	32	361
Great Portland Estates PLC	29	279
Great-West Lifeco, Inc.	14	448
Greentown China Holdings Ltd.	161	192
Guaranty Financial Group, Inc. (a)	93	1,297
Gunma Bank Ltd.	59	409
Guoco Group Ltd.	26	307
GZI Real Estate Investment Trust	323	121
Hachijuni Bank Ltd.	61	418
Hammerson PLC	16	361
Hang Lung Group Ltd.	99	456
Hang Lung Properties Ltd.	216	841
Hang Seng Bank Ltd.	81	1,591
Hannover Rueckversicherung AG	9	402
Hartford Financial Services Group, Inc.	32	2,585
Hbos PLC	206	2,845
HCC Insurance Holdings, Inc.	70	1,950
HCP, Inc.	144	4,379
Health Care REIT, Inc.	161	6,905
Healthcare Realty Trust, Inc.	102	2,635
Heiwa Real Estate Co. Ltd.	55	306

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Henderson Group PLC	96	200
Henderson Investment Ltd.	235	13
Henderson Land Development Corp.	129	1,103
Higo Bank Ltd.	58	358
Hilb Rogal & Hobbs Co.	48	1,737
Hiroshima Bank Ltd.	74	403
Hokkoku Bank Ltd.	90	419
Hokuhoku Financial Group, Inc.	164	507
Home Properties, Inc.	43	2,064
Hong Kong Exchanges and Clearing Ltd.	125	2,578
Hongkong Land Holdings Ltd.	219	1,029
Hopewell Holdings Ltd.	89	385
Hopson Development Holdings Ltd.	107	192
Horace Mann Educators Corp.	101	1,855
Hospitality Properties Trust	60	2,037
Host Hotels & Resorts, Inc.	53	887
HRPT Properties Trust	449	3,570
HSBC Holdings PLC	644	9,631
Hudson City BanCorp., Inc.	323	5,291
Huntington Bancshares, Inc.	260	3,497
The Hyakugo Bank Ltd.	60	345
The Hyakujushi Bank Ltd.	76	387
Hypo Real Estate Holding AG	10	312
Hysan Development Co. Ltd.	149	437
ICAP PLC	40	537
IGM Financial, Inc.	8	354
Immoeast AG (a)	29	254
Immofinanz AG	30	282
Industrial Alliance Insurance	10	368
IndyMac BanCorp., Inc.	156	1,275
ING Groep NV	115	3,708
ING Industrial Fund	182	330
ING Office Fund	269	307
Insurance Australia Group Ltd.	212	709
IntercontinentalExchange, Inc. (a)	31	4,339
International Bancshares Corp.	153	3,173
Intesa Sanpaolo SpA	530	3,746
Intesa Sanpaolo RNC	54	367
Invesco Ltd.	23	626
Investec PLC	31	261
Investment Technology Group, Inc. (a)	58	2,724
Investor AB - A Shares	15	289
Investor AB - B Shares	25	495
IPC Holdings Ltd.	52	1,338
Irish Life & Permanent PLC	16	250
iStar Financial, Inc.	80	2,134
IVG Immobilien AG	11	373
The Iyo Bank Ltd.	44	445
JafCo. Co. Ltd.	8	286
Janus Capital Group, Inc.	118	3,187
Japan Securities Finance Co. Ltd.	28	236
Jefferies Group, Inc.	68	1,375

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Jones Lang LaSalle, Inc.	19	1,478
The Joyo Bank Ltd.	95	541
JPMorgan Chase & Co.	318	15,121
The Juroku Bank Ltd.	64	352
Jyske Bank A/S (a)	5	317
The Kagoshima Bank Ltd.	53	370
KBC Groep NV	9	1,138
The Keiyo Bank Ltd.	69	448
Keppel Land Ltd.	70	307
Kerry Properties Ltd.	53	351
KeyCorp.	40	1,046
Kilroy Realty Corp.	42	2,059
Kimco Realty Corp.	135	4,834
Kinnevik Investment AB	20	394
Klepierre	6	318
Knight Capital Group, Inc. (a)	191	3,199
Kowloon Development Co. Ltd.	175	401
LaBranche & Co., Inc. (a)	133	759
Land Securities Group PLC	24	760
LaSalle Hotel Properties	52	1,425
Legal & General Group PLC	360	946
Lehman Brothers Holdings, Inc.	54	3,465
Lend Lease Corp. Ltd.	41	524
Leopalace21 Corp.	16	387
Lexington Realty Trust	135	2,018
Liberty International PLC	18	383
Liberty Property Trust	58	1,862
Lincoln National Corp.	28	1,522
The Link REIT	196	493
Lloyds TSB Group PLC	310	2,697
Loews Corp.	47	2,194
London Stock Exchange Group PLC	14	471
M&T Bank Corp.	6	551
The Macerich Co.	38	2,598
Mack-Cali Realty Corp.	43	1,527
Macquarie Communications Infrastructure Group	76	342
Macquarie CountryWide Trust	229	306
Macquarie Group Ltd.	30	1,748
Macquarie Infrastructure Group	317	864
Macquarie Office Trust	296	300
Man Group PLC	90	978
Manulife Financial Corp.	85	3,202
Mapfre SA	82	332
Markel Corp. (a)	5	2,315
Marsh & McLennan Cos, Inc.	56	1,546
Marshall & Ilsley Corp.	159	4,436
MBIA, Inc.	82	1,271
Mediobanca SpA	21	392
Meinl European Land Ltd. (a)	17	216
Mercury General Corp.	16	769
Merrill Lynch & Co., Inc.	76	4,286
MetLife, Inc.	46	2,713

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
MGIC Investment Corp.	53	981
Mid-America Apartment Communities	33	1,512
Millea Holdings, Inc.	97	3,658
Mirvac Group	119	530
Mitsubishi Estate Co. Ltd.	162	4,296
Mitsubishi UFJ Financial Group	1,036	10,064
Mitsubishi UFJ Lease & Finance Co. Ltd.	9	335
Mitsubishi UFJ NiCo.s Co. Ltd.	143	355
Mitsui Fudosan Co. Ltd.	104	2,377
Mitsui Sumitomo Insurance Co.	169	1,748
Mizuho Financial Group, Inc.	1	4,683
Mizuho Trust & Banking Co. Ltd.	202	338
Montpelier Re Holdings Ltd.	58	994
Morgan Stanley	91	4,498
Muenchener Rueckversicherungs AG	12	2,157
The Musashino Bank Ltd.	8	363
The Nanto Bank Ltd.	77	371
The Nasdaq Stock Market, Inc. (a)	52	2,406
National Australia Bank Ltd.	189	5,862
National Bank of Canada	9	453
National Bank of Greece SA	26	1,554
National Financial Partners Co.	49	1,769
National Retail Properties, Inc.	144	3,272
Nationwide Financial Services, Inc.	84	3,710
Nationwide Health Properties, Inc.	195	6,154
New World Development Ltd.	264	799
New York Community BanCorp., Inc.	186	3,450
NewAlliance Bancshares, Inc.	226	2,780
Newcastle Investment Corp.	105	1,313
Nexity	5	226
Nipponkoa Insurance Co. Ltd.	95	871
The Nishi-Nippon City Bank Ltd.	115	309
Nissay Dowa General Insurance Co. Ltd.	69	365
Nomura Holdings, Inc.	225	3,328
Nomura Real Estate Holdings	13	278
Nordea Bank AB	114	1,535
Northern Rock PLC	23	49
Nymex Holdings, Inc.	6	690
NYSE Euronext	26	2,045
The Ogaki Kyoritsu Bank Ltd.	77	479
Okasan Holdings, Inc.	61	348
OKO Bank PLC	22	395
Old Mutual PLC	303	749
Old National BanCorp.	122	2,050
Old Republic International Corp.	164	2,449
OMX AB	13	538
Onex Corp.	12	361
ORIX Corp.	11	1,867
Oversea-Chinese Banking Corp.	291	1,530
Pacific Capital BanCorp. NA	94	2,021
Park National Corp.	15	1,080
PartnerRe Ltd.	39	3,092

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pennsylvania Real Estate Investment Trust	84	2,239
Perpetual Ltd.	6	314
PFF BanCorp., Inc.	52	651
Philadelphia Consolidated Holding Corp. (a)	78	2,792
The Phoenix Cos, Inc.	231	2,502
Piccolo Credito Valtellinese	27	356
Piper Jaffray Cos (a)	24	1,137
Piraeus Bank SA	19	601
Platinum Underwriters Holdings Ltd.	117	3,949
The PMI Group, Inc.	54	513
PNC Financial Services Group, Inc.	35	2,297
Popular, Inc.	160	2,163
Power Corp. Of Canada	17	603
Power Financial Corp.	13	473
Principal Financial Group, Inc.	27	1,609
ProAssurance Corp. (a)	43	2,481
Promise Co. Ltd.	14	453
Prosperity REIT	615	126
Protective Life Corp.	41	1,629
Provident Bankshares Corp.	59	1,223
Provident Financial Services, Inc.	115	1,581
Prudential Financial, Inc.	44	3,712
Prudential PLC	134	1,707
PSP Swiss Property AG	7	395
Public Storage, Inc.	18	1,409
QBE Insurance Group Ltd.	102	2,542
Quintain Estates & Development PLC	21	208
Radian Group, Inc.	50	457
Raiffeisen International Bank-Holding AG	3	377
RAIT Financial Trust	118	1,093
Ratos AB	12	306
Raymond James Financial, Inc.	60	1,685
Realty, Income Corp.	189	4,608
Redwood Trust, Inc.	47	1,951
Regency Centers Corp.	36	2,211
Regions Financial Corp.	72	1,817
Reinsurance Group of America, Inc.	18	1,043
RenaissanceRe Holdings Ltd.	42	2,394
Resolution PLC	38	541
RioCan REIT	18	383
RLI Corp.	28	1,579
Royal & Sun Alliance Insurance Group PLC	164	442
Royal Bank of Canada	70	3,531
Royal Bank of Scotland Group PLC	520	3,950
Safeco Corp.	67	3,576
Sampo Oyj	27	701
The San-In Godo Bank Ltd.	44	350
Schroders PLC	15	324
Segro PLC	32	321
Selective Insurance Group	104	2,487
Senior Housing Properties Trust	179	4,008
The Senshu Bank Ltd.	152	333

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Shenzhen Investment Ltd.	445	202
The Shiga Bank Ltd.	60	396
Shimao Property Holdings Ltd.	145	255
Shinko Securities Co. Ltd.	79	307
Shinsei Bank Ltd.	174	795
The Shizuoka Bank Ltd.	84	923
Shui On Land Ltd.	369	384
Shun Tak Holdings Ltd.	248	344
Silic	2	267
Simon Property Group, Inc.	34	2,969
Singapore Exchange Ltd.	125	847
Sino Land Co	171	515
Skandinaviska Enskilda Banken	30	675
SL Green Realty Corp.	31	2,877
Societa Cattolica di Assicurazione	7	328
Societe Generale	25	3,093
Sompo Japan Insurance, Inc.	116	1,048
The South Financial Group, Inc.	156	2,696
Sovereign BanCorp., Inc.	232	2,893
St George Bank Ltd.	63	1,573
Standard Chartered PLC	77	2,550
Standard Life PLC	116	497
State Street Corp.	48	3,942
Sterling Bancshares, Inc.	134	1,344
Sterling Financial Corp.	109	1,939
Stockland Trust Group	164	1,067
Storebrand ASA	25	199
Strategic Hotels & Resorts, Inc.	159	2,282
Sumitomo Realty & Development Ltd.	56	1,377
Sumitomo Trust & Banking Co. Ltd.	197	1,249
Sun Hung Kai Properties Ltd.	162	3,168
Sun Life Financial, Inc.	32	1,582
SunCorp.-Metway Ltd.	109	1,499
Sunstone Hotel Investors, Inc.	115	1,914
Suntec REIT	310	326
SunTrust Banks, Inc.	36	2,482
Suruga Bank Ltd.	31	368
Susquehanna Bancshares, Inc.	233	4,944
SVB Financial Group (a)	44	2,130
Svenska Handelsbanken AB	28	781
Swedbank AB	20	512
Swiss Life Holding	2	482
Swiss Reinsurance AG	21	1,562
SWS Group, Inc.	58	890
Sydbank A/S	8	286
Synovus Financial Corp.	165	2,180
T Rowe Price Group, Inc.	120	6,071
T&D Holdings, Inc.	29	1,560
Takefuji Corp.	16	453
Taubman Centers, Inc.	70	3,511
TCF Financial Corp.	79	1,679
TD Ameritrade Holding Corp. (a)	33	619

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Thornburg Mortgage, Inc.	389	4,357
Tokai Tokyo Securities Co. Ltd.	69	309
Tokyo Tatemono Co. Ltd.	37	311
The Tokyo Tomin Bank Ltd.	11	306
Tokyu Land Corp.	54	434
Topdanmark A/S (a)	2	295
Torchmark Corp.	60	3,664
Toronto-Dominion Bank	40	2,709
The Travelers Cos, Inc.	53	2,549
Trustco Bank Corp.	175	1,803
Trustmark Corp.	94	2,163
TSX Group, Inc.	10	458
UBS AG	105	4,306
UCBH Holdings, Inc.	224	3,163
UDR, Inc.	85	1,941
Umpqua Holdings Corp.	117	1,919
Unibail-Rodamco	4	941
UniCredit SpA	675	4,954
UnionBanCal Corp.	33	1,619
Unione di Banche Italiane SCPA	35	872
Unipol Gruppo Finanziario SpA	115	323
United Bankshares, Inc.	94	3,023
United Industrial Corp. Ltd.	190	367
United Overseas Bank Ltd.	143	1,756
Unitrin, Inc.	37	1,523
Unum Group	239	5,406
UOL Group Ltd.	109	278
Urban Corp.	24	222
US BanCorp.	162	5,500
Valad Property Group	244	231
Valley National BanCorp	75	1,519
Ventas, Inc.	94	4,155
Verwalt & Privat-Bank AG	1	232
W Holding Co., Inc.	391	567
Wachovia Corp.	188	7,319
Waddell & Reed Financial, Inc.	53	1,759
Washington Federal, Inc.	185	4,518
Washington Mutual, Inc.	90	1,793
Webster Financial Corp.	116	3,929
Weingarten Realty Investors	50	1,681
Wells Fargo & Co.	238	8,094
Wereldhave NV	1	111
Westfield Group	213	3,532
Westpac Banking Corp.	216	4,953
Wheelock & Co. Ltd.	149	437
White Mountains Insurance Group Ltd.	4	1,940
Whitney Holding Corp.	146	3,919
Willis Group Holdings Ltd.	69	2,432
Wilmington Trust Corp.	43	1,499
Wing Hang Bank Ltd.	31	400
Wing Lung Bank Ltd.	37	415

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Wing Tai Holdings Ltd.	157	255
WR Berkley Corp.	105	3,177
XL Capital Ltd.	18	810
Yamaguchi Financial Group, Inc.	31	413
The Yamanashi Chuo Bank Ltd.	62	369
Yanlord Land Group Ltd.	181	307
Zenith National Insurance Corp.	80	3,186
Zurich Financial Services AG	8	2,265
		946,583

Health Care (3.2%)
Abbott Laboratories	177	9,965
Adams Respiratory Therapeutics (a)	40	2,398
Advanced Medical Optics, Inc. (a)	27	568
Aetna, Inc.	59	3,142
Alcon, Inc.	10	1,420
Alfresa Holdings Corp.	6	371
Alkermes, Inc. (a)	131	1,745
Allergan, Inc.	36	2,419
American Medical Systems Holdings (a)	94	1,343
Amerigroup Corp. (a)	67	2,514
AmerisourceBergen Corp.	70	3,266
Amylin Pharmaceuticals, Inc. (a)	63	1,868
Apria Healthcare Group, Inc. (a)	80	1,698
Arthrocare Corp. (a)	35	1,401
Astellas Pharma, Inc.	65	2,818
AstraZeneca PLC	83	3,456
Barr Pharmaceuticals, Inc. (a)	58	3,027
Baxter International, Inc.	75	4,556
Beckman Coulter, Inc.	32	2,128
Becton Dickinson & Co.	32	2,769
BioMarin Pharmaceutical, Inc. (a)	125	4,633
Biovail Corp.	20	273
Boston Scientific Corp. (a)	185	2,244
Bristol-Myers Squibb Co.	185	4,290
Brookdale Senior Living, Inc.	27	603
Celesio AG	6	351
Cephalon, Inc. (a)	35	2,297
Chugai Pharmaceutical Co. Ltd.	32	423
Cochlear Ltd.	7	438
Covance, Inc. (a)	33	2,744
Coventry Health Care, Inc. (a)	71	4,017
CR Bard, Inc.	45	4,346
Cubist Pharmaceuticals, Inc. (a)	71	1,206
CV Therapeutics, Inc. (a)	67	561
Daiichi Sankyo Co. Ltd.	82	2,460
Dainippon Sumitomo Pharma Co.	41	340
DaVita, Inc. (a)	56	2,988
Dentsply International, Inc.	75	3,098
Edwards Lifesciences Corp. (a)	75	3,470
Eisai Co. Ltd.	34	1,400
Elan Corp. PLC (a)	26	663

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Eli Lilly & Co.	82	4,225
Endo Pharmaceuticals Holdings (a)	71	1,856
Essilor International SA	11	633
Express Scripts, Inc. (a)	30	2,025
Fisher & Paykel Healthcare Corp.	149	356
Forest Laboratories, Inc. (a)	42	1,670
Fresenius Medical Care AG & Co.	10	513
Galenica AG	1	338
Gen-Probe, Inc. (a)	67	3,829
Getinge AB	17	396
Gilead Sciences, Inc. (a)	112	5,117
GlaxoSmithKline PLC	331	7,780
Grifols SA	18	435
Haemonetics Corp. (a)	34	2,035
Health Management Associates, Inc.	707	3,811
Health Net, Inc. (a)	59	2,743
Healthscope Ltd.	82	387
Healthsouth Corp. (a)	101	1,719
Healthways, Inc. (a)	45	2,534
Hengan International Group Co.	114	417
Henry Schein, Inc. (a)	47	2,732
Herbalife Ltd.	25	992
Hillenbrand Industries, Inc.	38	1,965
Hisamitsu Pharmaceutical Co., Inc.	14	473
Hologic, Inc. (a)	217	13,966
Humana, Inc. (a)	76	6,103
Idexx Laboratories, Inc. (a)	80	4,510
Immucor, Inc. (a)	89	2,567
Intuitive Surgical, Inc. (a)	17	4,318
Invacare Corp.	59	1,436
Inverness Medical Innovations, Inc. (a)	127	5,721
Johnson & Johnson	265	16,764
Kinetic Concepts, Inc. (a)	28	1,394
King Pharmaceuticals, Inc. (a)	151	1,584
Kobayashi Pharmaceutical Co. Ltd.	11	431
Kyowa Hakko Kogyo Co. Ltd.	46	459
Laboratory Corporation of America Holdings (a)	52	3,842
Luxottica Group SpA	11	311
Magellan Health Services, Inc. (a)	51	2,231
MDS, Inc. (a)	20	340
Medarex, Inc. (a)	163	1,628
Medco Health Solutions, Inc. (a)	74	3,706
Mediceo Paltac Holdings Co. Ltd.	26	432
The Medicines Co. (a)	85	1,455
Medicis Pharmaceutical Corp.	72	1,462
Medtronic, Inc.	144	6,706
Mentor Corp.	45	1,558
Merck & Co., Inc.	190	8,793
Merck KGAA	4	494
Miraca Holdings, Inc.	21	524
Mitsubishi Tanabe Pharma Corp.	33	399

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Mylan, Inc.	225	3,355
NBTY, Inc. (a)	79	1,913
Neurocrine Biosciences, Inc. (a)	43	232
Nipro Corp.	18	361
Nobel Biocare Holding AG	1	245
Novartis AG	137	6,908
Novo Nordisk A/S	22	1,369
Odyssey HealthCare, Inc. (a)	97	855
Omega Pharma SA	4	187
Omnicare, Inc.	78	1,727
Ono Pharmaceutical Co. Ltd.	14	687
Onyx Pharmaceuticals, Inc. (a)	71	3,375
OSI Pharmaceuticals, Inc. (a)	26	1,037
Parkway Holdings Ltd.	151	380
Patterson Cos, Inc. (a)	69	2,211
Pediatrix Medical Group, Inc. (a)	64	4,358
Perrigo Co.	165	5,089
Pfizer, Inc.	595	13,917
PharMerica Corp. (a)	61	905
Psychiatric Solutions, Inc. (a)	70	2,112
Quest Diagnostics, Inc.	20	986
Resmed, Inc. (a)	40	1,863
Respironics, Inc. (a)	39	2,555
Rhoen Klinikum AG	13	346
Roche Holding AG BR	2	398
Roche Holding AG Genus	39	7,065
Rohto Pharmaceutical Co. Ltd.	37	450
Sanofi-Aventis SA	57	4,607
Santen Pharmaceutical Co. Ltd.	16	425
Schering-Plough Corp.	216	4,227
Sepracor, Inc. (a)	56	1,581
Shimadzu Corp.	35	309
Shionogi & Co. Ltd.	38	715
Shire PLC	30	531
Sierra Health Services, Inc. (a)	66	2,837
Sigma Pharmaceuticals Ltd.	244	328
Smith & Nephew PLC	51	692
Sonic Healthcare Ltd.	32	468
Sonova Holding AG	4	353
St Jude Medical, Inc. (a)	46	1,863
Stada Arzneimittel AG	6	375
STERIS Corp.	138	3,420
Straumann Holding AG	1	255
Stryker Corp.	37	2,478
Sunrise Senior Living, Inc. (a)	57	1,636
Suzuken Co. Ltd.	12	437
Symbion Health Ltd.	109	386
Synthes, Inc.	3	382
Sysmex Corp.	10	417
Taisho Pharmaceutical Co. Ltd.	28	581
Takeda Pharmaceutical Co. Ltd.	98	5,944
Techne Corp. (a)	48	3,120

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Tenet Healthcare Corp. (a)	1,385	6,136
Terumo Corp.	24	1,307
Theravance, Inc. (a)	61	1,204
Toyama Chemical Co. Ltd. (a)	56	366
Tsumura & Co.	22	471
UCB SA	7	338
United Therapeutics Corp. (a)	25	2,100
UnitedHealth Group, Inc.	160	8,134
Universal Health Services, Inc.	27	1,273
Varian Medical Systems, Inc. (a)	67	3,483
VCA Antech, Inc. (a)	108	4,175
Ventana Medical Systems, Inc. (a)	45	4,007
Watson Pharmaceuticals, Inc. (a)	64	1,671
WellCare Health Plans, Inc. (a)	18	846
WellPoint, Inc. (a)	55	4,301
West Pharmaceutical Services, Inc.	42	1,642
William Demant Holding A/S (a)	4	267
Wyeth	126	5,015
Zimmer Holdings, Inc. (a)	32	2,505
		390,326

Holding Companies (0.1%)
Ackermans & Van Haaren	4	391
Beijing Enterprises Holdings LLC	89	373
China Merchants Holdings International Co.	116	560
China Resources Enterprise Ltd.	126	419
Citic Pacific Ltd.	88	436
DCC PLC	13	362
First Pacific Co.	531	377
GEA Group AG	12	368
Groupe Bruxelles Lambert SA	5	577
Guangdong Investment Ltd.	578	264
Guangzhou Investment Co. Ltd.	1,210	242
Hutchison Whampoa Ltd.	252	2,463
IFIL - Investments SpA	36	288
Jardine Matheson Holdings Ltd.	52	1,325
Jardine Strategic Holdings Ltd.	45	653
LVMH Moet Hennessy Louis Vuitton	14	1,427
Melco International Development Ltd.	267	366
Noble Group Ltd.	346	427
NWS Holdings Ltd.	159	447
Shanghai Industrial Holdings Ltd.	89	330
Sherritt International Corp.	25	333
Sofina SA	3	330
Swire Pacific Ltd. - A Shares	92	1,251
Swire Pacific Ltd. - B Shares	169	428
Washington H Soul Pattinson & Co.	46	324
Wendel	2	199
Wharf Holdings Ltd.	145	772
		15,732

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Industrial (4.6%)
3M Co.	61	4,859
AAR Corp. (a)	47	1,385
ABB Ltd.	124	3,075
Acciona SA	1	252
ACS Actividades de Construccio	11	573
Actuant Corp.	70	1,913
Acuity Brands, Inc.	56	2,549
Advantest Corp.	20	439
Aeroports de Paris	3	334
AGFA-Gevaert NV	18	199
Agilent Technologies, Inc. (a)	55	1,865
Albany International Corp.	47	1,645
Alfa Laval AB	6	319
Alliant Techsystems, Inc. (a)	47	4,975
Allied Waste Industries, Inc. (a)	182	1,793
Alps Electric Co. Ltd.	39	449
Alstom	6	1,193
Amada Co. Ltd.	46	395
Amcor Ltd.	106	656
Amec PLC	30	408
American Commercial Lines, Inc. (a)	72	1,459
Ametek, Inc.	56	2,466
Amphenol Corp.	94	3,754
Ansell Ltd.	38	402
Applera Corp. - Applied Biosystems	97	3,058
Aptargroup, Inc.	83	3,131
Arkansas Best Corp.	44	1,355
Arriva PLC	24	351
Arrow Electronics, Inc. (a)	62	2,122
Asahi Glass Co. Ltd.	138	1,718
Assa Abloy AB	18	311
Astec Industries, Inc. (a)	21	648
Auckland International Airport	152	330
Avnet, Inc. (a)	75	2,671
BAE Systems PLC	185	1,711
Balfour Beatty PLC	44	370
BE Aerospace, Inc. (a)	119	4,595
Belden, Inc.	58	2,453
Bemis Co., Inc.	67	1,821
Benchmark Electronics, Inc. (a)	141	2,503
Bilfinger Berger AG	4	250
Boeing Co.	86	7,153
Bombardier, Inc. (a)	79	389
Boral Ltd.	70	376
Bouygues	15	1,145
Briggs & Stratton Corp.	91	1,897
The Brink's Co.	53	3,213
Brother Industries Ltd.	33	410
Bucyrus International, Inc.	48	4,450
Burlington Northern Santa Fe	29	2,509
Buzzi Unicem SpA	12	282
CAE, Inc.	30	337

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Campbell Brothers Ltd.	17	422
Canadian National Railway Co.	26	1,316
Canadian Pacific Railway Ltd.	8	534
Cargotec Corp.	7	294
Carillion PLC	48	301
Carlisle Cos, Inc.	79	2,631
Casio Computer Co. Ltd.	31	327
Central Glass Co. Ltd.	69	257
Ceradyne, Inc. (a)	33	1,589
CH Robinson Worldwide, Inc.	76	4,221
Charter PLC (a)	16	220
Checkpoint Systems, Inc. (a)	72	1,711
Cheung Kong Infrastructure Holdings Co.	108	409
China Grand Forestry Resources (a)	945	133
Chiyoda Corp.	21	245
Cie de Saint-Gobain SA	20	1,549
Cimpor Cimentos de Portugal SG	39	305
Commercial Metals Co.	75	2,126
Cobham PLC	99	363
Coherent, Inc. (a)	41	1,066
ComfortDelgro Corp. Ltd.	285	314
Comsys Holdings Corp.	35	301
Cookson Group PLC	27	296
Cooper Industries Ltd.	94	4,187
Cosco Corp. Singapore Ltd.	114	358
CRH PLC	30	1,133
CSR Ltd.	135	378
CTS Corp.	91	965
Cummins, Inc.	82	3,959
Cymer, Inc. (a)	46	1,242
Daifuku Co. Ltd.	31	421
Daiichi Chuo Kisen Kaisha	53	295
Daikin Industries Ltd.	31	1,391
Dainippon Screen Manufacturing Co.	53	264
Danaher Corp.	37	2,755
Deere & Co.	76	6,670
Deutsche Post AG	46	1,483
Dionex Corp. (a)	25	1,753
Disco Corp.	7	303
Donaldson Co., Inc.	90	3,771
Downer EDI Ltd.	64	307
DRS Technologies, Inc.	52	2,791
Dyno Nobel Ltd.	211	382
EADS	19	481
Eagle Materials, Inc.	63	2,375
Eastman Kodak Co.	201	4,006
Eaton Corp.	94	7,779
Ebara Corp.	81	254
Eiffage SA	3	262
EMCOR Group, Inc. (a)	82	1,798
Energizer Holdings, Inc. (a)	30	2,809
Energy Conversion Devices, Inc. (a)	50	1,154

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ESCO Technologies, Inc. (a)	33	1,237
Esterline Technologies Corp. (a)	46	2,143
Expeditors International Washington, Inc.	97	4,587
Fanuc Ltd.	23	2,029
Fomento de Construcciones y Contratas (FCC)	4	265
FedEx Corp.	26	2,430
Finmeccanica SpA	16	475
Finning International, Inc.	15	393
Firstgroup PLC	30	394
Fletcher Building Ltd.	56	445
Flowserve Corp.	30	2,464
FLSmidth & Co.	4	350
Fluor Corp.	40	4,867
Forward Air Corp.	37	1,147
Foster Wheeler Ltd. (a)	74	5,067
Fuji Electric Holdings Co. Ltd.	93	311
FUJIFILM Holdings Corp.	61	2,386
Fujikura Ltd.	62	302
Fukuyama Transporting Co. Ltd.	75	303
Funai Electric Co. Ltd.	7	260
Furukawa Electric Co. Ltd.	83	333
Futuris Corp. Ltd.	188	388
Gamesa Corp. Tecnologica SA	9	339
Gardner Denver, Inc. (a)	68	2,206
General Cable Corp. (a)	68	3,945
General Dynamics Corp.	34	2,872
General Electric Co.	889	31,479
General Maritime Corp.	67	1,664
Gentex Corp.	91	1,443
Glory Ltd.	14	286
Go-Ahead Group PLC	7	302
GrafTech International Ltd. (a)	225	3,386
Granite Construction, Inc.	45	1,713
Grupo Ferrovial SA	4	256
GWA International Ltd.	102	281
Hamamatsu Photonics KK	12	414
Hankyu Hanshin Holdings, Inc.	150	695
Harsco Corp.	45	2,561
Heidelberger Druckmaschinen AG	8	219
Hirose Electric Co. Ltd.	4	407
Hitachi Cable Ltd.	63	326
Hitachi Construction Machinery	11	255
Hitachi Koki Co. Ltd.	22	313
Hitachi Ltd.	393	2,938
Hitachi Zosen Corp. (a)	200	220
Hochtief AG	4	400
Holcim Ltd.	11	1,065
Honeywell International, Inc.	66	3,899
Hong Kong Aircraft Engineering Co. Ltd.	22	493
Horiba Ltd.	10	292
Hosiden Corp.	25	385
HOYA Corp.	51	1,393

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hubbell, Inc.	32	1,526
Ibiden Co. Ltd.	17	1,071
IDEX Corp.	104	3,248
IHI Corp.	173	342
Iino Kaiun Kaisha Ltd.	30	261
Imerys SA	4	309
IMI PLC	32	237
Impregilo SpA (a)	48	260
Ingersoll-Rand Co. Ltd.	25	988
Insituform Technologies, Inc. (a)	52	660
Intermec, Inc. (a)	61	1,215
Invensys PLC	50	224
Itron, Inc. (a)	39	3,214
ITT Corp.	83	4,933
Jacobs Engineering Group, Inc. (a)	62	4,739
Japan Airport Terminal Co. Ltd.	22	306
Japan Steel Works Ltd.	44	643
JGC Corp.	30	499
JM AB	13	243
Joy Global, Inc.	58	3,657
JS Group Corp.	32	557
Kaba Holding AG	1	296
Kajima Corp.	124	398
Kawasaki Heavy Industries Ltd.	184	462
Kawasaki Kisen Kaisha Ltd.	69	666
Kaydon Corp.	37	1,617
Keihan Electric Railway Co. Ltd.	108	469
Keihin Electric Express Railway Co. Ltd.	64	432
Keio Corp.	68	401
Keisei Electric Railway Co. Ltd.	76	414
Kemet Corp. (a)	204	1,063
Kennametal, Inc.	100	3,063
Keyence Corp.	4	851
Kinden Corp.	44	370
Kingspan Group PLC	16	222
Kintetsu Corp.	201	679
Kirby Corp. (a)	28	1,287
Kitz Corp.	38	180
Komatsu Ltd.	110	2,648
Komori Corp.	17	360
Kone OYJ	6	397
Konecranes Oyj	9	271
Konica Minolta Holdings, Inc.	63	1,010
Koninklijke BAM Groep NV	13	242
Kubota Corp.	134	964
Kuehne & Nagel International AG	4	363
Kurita Water Industries Ltd.	13	419
Kyocera Corp.	22	1,752
Kyowa Exeo Corp.	34	264
L-3 Communications Holdings, Inc.	57	6,317
Lafarge SA	8	1,254
Landstar System, Inc.	72	3,602

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Leggett & Platt, Inc.	112	2,130
Legrand SA	11	334
Leighton Holdings Ltd.	15	666
Lincoln Electric Holdings, Inc.	53	3,267
Littelfuse, Inc. (a)	29	881
Mabuchi Motor Co. Ltd.	6	333
Macquarie Airports	192	666
Makino Milling Machine Co. Ltd.	29	187
Makita Corp.	17	630
MAN AG	5	616
The Manitowoc Co., Inc.	66	2,516
Martin Marietta Materials, Inc.	23	2,823
Maruichi Steel Tube Ltd.	15	454
Masco Corp.	387	8,874
Matsushita Electric Works Ltd.	42	440
Matthews International Corp.	41	2,004
McDermott International, Inc. (a)	102	4,812
Meggitt PLC	62	352
Methode Electronics, Inc.	71	861
Metso Oyj	7	325
Mettler Toledo International, Inc. (a)	20	1,986
Mine Safety Appliances Co.	28	1,250
Minebea Co. Ltd.	71	378
MISUMI Group, Inc.	23	374
Mitsubishi Electric Corp.	253	2,303
Mitsubishi Heavy Industries Ltd.	396	1,620
Mitsui Engineering & Shipbuilding Co. Ltd.	91	301
Mitsui OSK Lines Ltd.	141	1,716
Mitsumi Electric Co. Ltd.	10	276
Miura Co. Ltd.	12	274
Molex, Inc.	50	1,165
Monadelphous Group Ltd.	28	287
Moog, Inc. (a)	50	2,302
Mori Seiki Co. Ltd.	12	213
MTR Corp.	154	590
MTU Aero Engines Holding AG	6	319
Mueller Industries, Inc.	69	1,932
Mueller Water Products, Inc.	111	952
Murata Manufacturing Co. Ltd.	26	1,286
Nabtesco Corp.	26	315
Nachi-Fujikoshi Corp.	77	264
Nagoya Railroad Co. Ltd.	132	406
Nankai Electric Railway Co. Ltd.	130	403
National Express Group PLC	16	374
National Instruments Corp.	76	2,041
NCI Building Systems, Inc. (a)	26	748
NEC Corp.	239	980
Neptune Orient Lines Ltd.	104	234
Newport Corp. (a)	59	620
Nexans SA	2	218
NGK Insulators Ltd.	35	902
Nichias Corp.	38	144

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nichicon Corp.	25	196
Nidec Corp.	14	918
Nikon Corp.	41	1,118
Nippon Chemi-Con Corp.	36	152
Nippon Electric Glass Co. Ltd.	43	643
Nippon Express Co. Ltd.	112	598
Nippon Sheet Glass Co. Ltd.	79	360
Nippon Yusen KK	144	1,174
Nishi-Nippon Railroad Co. Ltd.	107	366
Nordson Corp.	40	1,995
Norfolk Southern Corp.	43	2,339
Norsk Hydro ASA	40	469
Northrop Grumman Corp.	30	2,381
NSK Ltd.	57	496
NTN Corp.	52	376
Obayashi Corp.	85	483
Odakyu Electric Railway Co. Ltd.	73	482
Okuma Corp.	24	212
Okumura Corp.	73	403
Old Dominion Freight Line, Inc. (a)	41	1,195
Olympus Corp.	29	971
Omron Corp.	28	578
Orbotech Ltd. (a)	64	1,097
Orient Overseas (International) Ltd.	32	193
OSG Corp.	27	271
Owens-Illinois, Inc. (a)	101	5,090
Pacer International, Inc.	68	1,165
Pacific Basin Shipping Ltd.	262	368
Packaging Corp. of America	60	1,454
Pall Corp.	77	2,841
Panalpina Welttransport Holdings AG	2	306
Park Electrochemical Corp.	22	521
Parker Hannifin Corp.	84	5,679
Pentair, Inc.	63	2,001
Power-One, Inc. (a)	143	327
Precision Castparts Corp.	21	2,390
Regal-Beloit Corp.	41	1,555
Republic Services, Inc.	109	3,270
Rexam PLC	38	316
Rheinmetall AG	4	282
Rinnai Corp.	13	418
Rockwell Automation, Inc.	19	1,083
Rockwell Collins, Inc.	73	4,614
Rolls-Royce Group PLC	99	928
Roper Industries, Inc.	46	2,572
Royal Philips	63	2,453
Ryder System, Inc.	43	2,239
Ryobi Ltd.	56	246
Sacyr Vallehermoso SA	8	253
Safran SA	15	244
Sagami Railway Co. Ltd.	118	446
Sankyu, Inc.	77	391

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sanmina-SCI Corp. (a)	1,487	2,335
Sanwa Holdings Corp.	65	313
Sanyo Electric Co. Ltd.	250	334
Schindler Holding AG	6	358
Schneider Electric SA	13	1,491
Seino Holdings Corp.	40	270
SembCorp. Industries Ltd.	103	330
SembCorp. Marine Ltd.	144	315
Sharp Corp.	129	2,231
Shima Seiki Manufacturing Ltd.	9	372
Shimizu Corp.	86	440
Siemens AG	46	5,921
SIG PLC	15	251
Sims Group Ltd.	17	430
Singapore Post Ltd.	472	360
Skanska AB	22	373
SMC Corp.	7	785
Snap-On, Inc.	75	3,684
SNC-Lavalin Group, Inc.	11	473
SonoCo. Products Co.	62	1,913
Spirit Aerosystems Holdings In (a)	143	3,950
ST Engineering	159	375
Stanley Electric Co. Ltd.	22	444
The Stanley Works	52	2,671
Star Micronics Co. Ltd.	13	214
Stericycle, Inc. (a)	47	2,785
STX Pan Ocean Co. Ltd.	250	430
Sumitomo Electric Industries Ltd.	89	1,299
Sumitomo Heavy Industries Ltd.	71	588
Sumitomo Osaka Cement Co. Ltd.	152	292
Tadano Ltd.	27	254
Taiheiyo Cement Corp.	112	241
Taisei Corp.	126	370
Taiyo Yuden Co. Ltd.	18	211
Techtronic Industries Co.	325	335
Teekay Corp.	27	1,277
Teledyne Technologies, Inc. (a)	42	2,168
Teleflex, Inc.	51	3,015
Tenaris SA	26	512
Terex Corp. (a)	54	3,173
Tetra Tech, Inc. (a)	106	2,087
Texas Industries, Inc.	36	2,040
Textron, Inc.	15	841
Thales SA	7	402
THK Co. Ltd.	16	317
Thomas & Betts Corp. (a)	31	1,403
Timken Co.	48	1,451
Titan Cement Co. SA	7	316
TNT NV	21	774
Tobu Railway Co. Ltd.	101	492
Toda Corp.	71	370
Toho Zinc Co. Ltd.	40	177

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Tokyo Seimitsu Co. Ltd.	11	221
Tokyu Corp.	125	777
Toll Holdings Ltd.	70	690
Tomkins PLC	80	277
Toshiba Corp.	380	2,566
Toyo Seikan Kaisha Ltd.	23	418
Transfield Services Ltd.	40	398
Transpacific Industries Group Ltd.	34	225
Transport International Holding Ltd.	72	318
Travis Perkins PLC	10	230
Tredegar Corp.	54	748
Trinity Industries, Inc.	43	1,218
Tsubakimoto Chain Co.	53	300
Tyco International Ltd.	50	1,968
Ulvac, Inc.	9	392
Union Pacific Corp.	27	3,376
United Group Ltd.	24	325
United Technologies Corp.	84	6,166
URS Corp. (a)	171	7,520
Ushio, Inc.	20	407
UTi Worldwide, Inc.	41	767
Vallourec SA	3	595
Varian, Inc. (a)	40	2,170
Venture Corp. Ltd.	38	274
Vishay Intertechnology, Inc. (a)	106	1,112
Wabtec Corp.	63	2,167
Wartsila Oyj	5	317
Washington Group International (a)	0	0
Waste Connections, Inc. (a)	90	2,624
Waste Management, Inc.	47	1,525
Waters Corp. (a)	45	2,585
The Weir Group PLC	26	384
Werner Enterprises, Inc.	106	2,159
Wesfarmers Ltd.	81	2,562
Wienerberger AG	6	273
WorleyParsons Ltd.	23	809
Worthington Industries, Inc.	148	2,426
Yamatake Corp.	13	318
Yamato Holdings Co. Ltd.	53	738
Yaskawa Electric Corp.	32	336
YIT OYJ	12	251
Yokogawa Electric Corp.	28	271
YRC Worldwide, Inc. (a)	124	2,270
Zardoya Otis SA	12	280
Zebra Technologies Corp. (a)	36	1,106
Zodiac SA	5	253
		565,087

Technology (3.0%)
Actel Corp. (a)	78	929
Activision, Inc. (a)	143	3699
Adobe Systems, Inc. (a)	79	2759

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Advanced Micro Devices, Inc. (a)	279	2132
Advent Software, Inc. (a)	22	994
Affiliated Computer Services, Inc. (a)	49	2389
Agilysys, Inc.	66	1005
Altera Corp.	147	2483
Amkor Technology, Inc. (a)	226	1727
Analog Devices, Inc.	44	1248
Ansys, Inc. (a)	109	3805
Apple, Inc. (a)	112	15160
Applied Materials, Inc.	167	2993
ARM Holdings PLC	129	298
ASM Pacific Technology	42	243
ASML Holding NV (a)	22	581
ATMI, Inc. (a)	43	1,131
Atos Origin SA (a)	7	346
Autodesk, Inc. (a)	105	4,321
Automatic Data Processing, Inc.	74	3,002
Autonomy Corp. PLC (a)	23	416
Avid Technology, Inc. (a)	53	1,374
Axcelis Technologies, Inc. (a)	193	770
BEA Systems, Inc. (a)	247	4,616
BMC Software, Inc. (a)	86	2,755
Borland Software Corp. (a)	134	335
Brooks Automation, Inc. (a)	102	1,254
CA, Inc.	43	947
Cabot Microelectronics Corp. (a)	31	1,072
CACI International, Inc. (a)	39	1,700
Canon, Inc.	147	6,332
Cap Gemini SA	8	431
Cerner Corp. (a)	33	1,729
CGI Group, Inc. (a)	38	380
Ciber, Inc. (a)	102	492
Citrix Systems, Inc. (a)	96	3,324
Cognizant Technology Solutions (a)	131	3,655
Cognos, Inc. (a)	10	578
Computer Sciences Corp. (a)	115	4,867
Computershare Ltd.	59	419
Compuware Corp. (a)	206	1,751
Conexant Systems, Inc. (a)	1,146	791
CSG Systems International, Inc. (a)	81	1,034
CSK Holdings Corp.	12	328
Dassault Systemes SA	6	332
Dell, Inc. (a)	245	4,910
DSP Group, Inc. (a)	72	824
DST Systems, Inc. (a)	27	1,931
Dun & Bradstreet Corp.	31	2,851
Electronic Arts, Inc. (a)	41	1,942
Electronics for Imaging (a)	122	1,801
EMC Corp. (a)	306	4,856
Emulex Corp. (a)	186	2,902
Entegris, Inc. (a)	226	1,740
Factset Research Systems, Inc.	22	1,230

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Fidelity National Information Services, Inc.	102	4,330
Fiserv, Inc. (a)	74	3,801
Formfactor, Inc. (a)	58	1,405
Fujitsu Ltd.	244	1,583
Global Payments, Inc.	42	1,571
Hewlett-Packard Co.	321	14,044
Hutchinson Technology, Inc. (a)	50	789
IBM Corp.	120	12,881
Ikon Office Solutions, Inc.	199	1,628
Imation Corp.	64	1,658
Indra Sistemas SA	15	385
Infineon Technologies AG (a)	41	415
Informatica Corp. (a)	113	2,182
Intel Corp.	732	15,518
International Rectifier Corp. (a)	35	974
Intersil Corp.	85	1,958
Intuit, Inc. (a)	138	4,235
Itochu Techno-Solutions Corp.	11	317
Jack Henry & Associates, Inc.	152	3,736
Kla-Tencor Corp.	26	1,086
Konami Corp.	17	512
Kulicke & Soffa Industries, Inc. (a)	102	550
Lam Research Corp. (a)	63	2,419
Lattice Semiconductor Corp. (a)	302	800
Lenovo Group Ltd.	578	398
Linear Technology Corp.	147	4,067
LogicaCMG PLC	123	263
Logitech International SA (a)	14	422
Marvell Technology Group Ltd. (a)	61	724
Mastercard, Inc.	35	7,245
Maxim Integrated Products, Inc.	62	1,219
MEMC Electronic Materials, Inc. (a)	27	1,929
Metavante Technologies, Inc. (a)	86	1,905
Micrel, Inc.	144	878
Micros Systems, Inc. (a)	53	3,264
Microsemi Corp. (a)	88	1,999
Microsoft Corp.	1,049	34,197
Misys PLC	79	273
National Semiconductor Corp.	136	2,506
Navteq Corp. (a)	51	3,769
NCR Corp. (a)	94	2,019
NEC Electronics Corp.	13	262
Neopost SA	3	303
Network Appliance, Inc. (a)	50	1,161
Nomura Research Institute Ltd.	19	501
Novell, Inc. (a)	212	1,348
Novellus Systems, Inc. (a)	62	1,473
Nvidia Corp. (a)	48	1,180
Obic Co. Ltd.	2	377
ON Semiconductor Corp. (a)	157	1,017
Oracle Corp. (a)	494	10,152
Oracle Corp. Japan	9	393

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Otsuka Corp.	4	310
Palm, Inc. (a)	185	1,003
Parametric Technology Corp. (a)	244	4,014
Paychex, Inc.	45	1,472
Perot Systems Corp. (a)	188	2,282
Photronics, Inc. (a)	76	926
Pitney Bowes, Inc.	24	881
PMC - Sierra, Inc. (a)	455	2,134
QLogic Corp. (a)	68	972
Quantum Corp. (a)	393	904
Rambus, Inc. (a)	60	1,168
Red Hat, Inc. (a)	103	1,924
Research In Motion Ltd. (a)	27	2,529
RiCo.h Co. Ltd.	87	1,361
Rohm Co. Ltd.	13	957
Sage Group PLC	82	359
Salesforce.com, Inc. (a)	49	2,562
SanDisk Corp. (a)	31	789
SAP AG	49	2,338
SEI Investments Co.	75	2,077
Seiko Epson Corp.	19	458
Semiconductor Manufacturing, Inc. (a)	2,980	241
Semtech Corp. (a)	134	1,711
Shinko Electric Industries Co.	16	268
Silicon Laboratories, Inc. (a)	71	2,218
Silicon Storage Technology, Inc. (a)	161	457
Skyworks Solutions, Inc. (a)	295	2,375
Square Enix Co. Ltd.	13	373
SRA International, Inc. (a)	56	1,536
STMicroelectronics NV	36	447
Sun Microsystems, Inc. (a)	92	1,610
Sybase, Inc. (a)	195	5,503
Synopsys, Inc. (a)	90	1,982
Take-Two Interactive Software (a)	93	1,529
TDK Corp.	16	1,020
Teradata Corp. (a)	32	762
Teradyne, Inc. (a)	121	1,327
Tessera Technologies, Inc. (a)	61	2,389
Texas Instruments, Inc.	172	5,320
THQ, Inc. (a)	85	1,531
Tokyo Electron Ltd.	19	1,136
TomTom NV (a)	6	327
Total System Services, Inc.	80	1,844
Trident Microsystems, Inc. (a)	71	357
TriQuint Semiconductor, Inc. (a)	270	1,280
Unisys Corp. (a)	221	919
Varian Semiconductor Equipment Associates, Inc. (a)	102	3,285
VeriFone Holdings, Inc. (a)	35	685
Western Digital Corp. (a)	142	3,756
Wincor Nixdorf AG	4	310
Wind River Systems, Inc. (a)	181	1,519
Xerox Corp.	127	1,956

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Xilinx, Inc.	192	4,199
		367,527

Utilities (2.0%)
A2A SpA	116	463
The AES Corp. (a)	89	1698
AGL Energy Ltd.	51	550
AGL Resources, Inc.	156	5905
Algonquin Power Income Fund	16	122
Allegheny Energy, Inc.	75	4109
Allete, Inc.	56	2155
Ameren Corp.	137	6139
American Electric Power Co., Inc.	40	1713
Aqua America, Inc.	87	1734
Aquila, Inc. (a)	798	2801
Atco Ltd.	7	357
Atmos Energy Corp.	189	5428
Avista Corp.	97	1,955
Babcock & Brown Infrastructure	269	306
Black Hills Corp.	69	2,673
British Energy Group PLC	56	577
Canadian Utilities Ltd.	9	450
Centerpoint Energy, Inc.	178	2,850
Centrica PLC	202	1,333
China Resources Power Holdings Ltd.	150	358
Chubu Electric Power Co., Inc.	87	2,201
Chugoku Electric Power Co., Inc.	35	747
Cleco Corp.	127	3,283
CLP Holdings Ltd.	192	1,519
CMS Energy Corp.	141	2,209
Consolidated Edison, Inc.	25	1,090
Contact Energy Ltd.	54	324
Dominion Resources, Inc.	98	4,214
DPL, Inc.	72	1,999
DTE Energy Co.	112	4,777
Duke Energy Corp.	129	2,407
Dynegy, Inc. (a)	253	1,776
E.ON AG	38	7,021
Edison International	31	1,617
El Paso Electric Co.	92	2,155
Electric Power Development Co.	20	713
Electricite de France	13	1,344
Enagas	16	438
Endesa SA	26	1,218
Enel SpA	231	2,556
Energias de Portugal SA	125	792
Energy East Corp.	100	2,525
Entergy Corp.	20	2,164
Exelon Corp.	63	4,800
FirstEnergy Corp.	31	2,208
Fortis, Inc.	16	456
Fortum Oyj	24	964

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
FPL Group, Inc.	38	2,450
Gas Natural SDG SA	7	383
Gaz de France SA	11	592
Great Plains Energy, Inc.	57	1,589
Hawaiian Electric Industries, Inc.	174	3,911
Hokkaido Electric Power Co., Inc.	24	526
Hokuriku Electric Power Co.	24	544
Hong Kong & China Gas Co.	428	1,169
HongKong Electric Holdings Ltd.	154	878
Iberdrola SA	208	3,149
IdaCorp., Inc.	94	3,068
Integrys Energy Group, Inc.	47	2,285
International Power PLC	82	651
Kansai Electric Power Co., Inc.	100	2,501
Kyushu Electric Power Co., Inc.	53	1,343
MDU Resources Group, Inc.	105	2,722
National Grid PLC	148	2,278
Nicor, Inc.	29	1,189
NiSource, Inc.	172	3,266
Northeast Utilities	96	2,661
Northumbrian Water Group PLC	63	441
Northwest Natural Gas Co.	50	2,367
NorthWestern Corp.	70	2,023
NRG Energy, Inc. (a)	120	4,631
NSTAR	67	2,173
OGE Energy Corp.	58	1,898
Osaka Gas Co. Ltd.	250	957
Pennon Group PLC	31	406
Pepco Holdings, Inc.	122	3,106
PG&E Corp.	35	1,436
Piedmont Natural Gas Co.	151	3,785
Pinnacle West Capital Corp.	63	2,420
PNM Resources, Inc.	148	2,859
PPL Corp.	39	1,908
Progress Energy, Inc.	22	994
Public Power Corp. SA	13	601
Public Service Enterprise Group	25	2,400
Puget Energy, Inc.	77	2,013
Red Electrica de Espana SA	9	516
Reliant Energy, Inc. (a)	208	4,424
RWE AG	26	3,206
SCANA Corp.	66	2,461
Scottish & Southern Energy PLC	47	1,428
Sempra Energy	24	1,342
Severn Trent PLC	15	424
Shikoku Electric Power Co., Inc.	28	806
Sierra Pacific Resources	140	2,096
Snam Rete Gas SpA	70	462
Southern Co.	70	2,544
Southwest Gas Corp.	78	2,227
Suez SA	64	3,889

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
TECO Energy, Inc.		130	2,167
Terna Rete Elettrica Nazionale SpA		113	472
Toho Gas Co. Ltd.		84	424
Tohoku Electric Power Co., Inc.		59	1,393
Tokyo Electric Power Co., Inc.		159	4,127
Tokyo Gas Co. Ltd.		282	1,315
TransAlta Corp.		14	445
TrustPower Ltd.		60	364
UGI Corp.		197	5,244
Union Fenosa SA		7	465
Unisource Energy Corp.		76	2,233
United Utilities PLC		48	680
Vectren Corp.		163	4,474
Veolia Environnement SA		22	1,793
Verbund AG		8	525
Westar Energy, Inc.		198	4,823
WGL Holdings, Inc.		105	3,385
Wisconsin Energy Corp.		82	3,733
Xcel Energy, Inc.		278	5,780
			244,433

Total Common Stock (Cost $ 4,719,006)			4,445,954

Preferred Stocks (0.0%)*
Bayerische Motoren Werke AG		8	382
Fresenius AG		5	392
Henkel KGaA		10	455
Ito En Ltd.		3	45
ProSiebenSat.1 Media AG		11	215
RWE AG		4	414
Unipol Gruppo Finanziario SpA		121	317
Volkswagen GA		6	829

Total Preferred Stocks (Cost $ 3,256)			3,049

Corporate Bonds (13.3%)
Basic Materials (1.1%)
Eastman Chemical, 7.60%, 2/1/27	USD	120,000	131,916
Weyerhaeuser Co., 6.95%, 8/1/17	USD	2,000	2,142
			134,058

Communications (2.1%)
Comcast Corp., 6.50%, 11/15/35	USD	72,000	69,903
Sprint Capital Corp., 8.38%, 3/15/12	USD	61,000	63,401
Verizon Communications, 7.25%, 12/1/10	USD	116,000	125,742
			259,046

Consumer, Cyclical (0.8%)
Macys Retail Hldgs, Inc., 5.75%, 7/15/14	USD	2,000	1,890
Target Corp., 5.88%, 3/1/12	USD	30,000	31,624
Wal-Mart Stores, 4.55%, 5/1/13	USD	61,000	62,389
			95,903

Consumer, Non-Cyclical (1.0%)
Anheuser-Busch Cos, Inc., 5.05%, 10/15/16	USD	2,000	2,008
Bottling Group LLC, 4.63%, 11/15/12	USD	29,000	29,894
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	2,000	2,526
ConAgra Foods, Inc., 6.75%, 9/15/11	USD	2,000	2,157
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	48,000	49,872
Procter & Gamble Co., 4.95%, 8/15/14	USD	38,000	39,238
			125,695

Energy (0.0%)
Kinder Morgan Energy Partners, 7.75%, 3/15/32	USD	2,000	2,226

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Financial (6.0%)
Allstate Corp., 7.20%, 12/1/09	USD	30,000	31,708
American General Finance, 5.38%, 10/1/12	USD	107,000	107,087
Citigroup, Inc., 6.63%, 1/15/28	USD	9,000	9,074
ConocoPhillips Canada, 5.63%, 10/15/16	USD	23,000	24,250
Credit Suisse Usa, Inc., 6.13%, 11/15/11	USD	37,000	39,350
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	101,000	93,035
JPMC Capital XVIII, 6.95%, 8/17/36	USD	30,000	28,913
Lehman Brothers Holdings, 6.63%, 1/18/12	USD	38,000	39,885
Merrill Lynch & Co., 6.05%, 5/16/16	USD	60,000	59,955
Morgan Stanley, 6.75%, 4/15/11	USD	76,000	80,860
National Rural Utilities, 7.25%, 3/1/12	USD	56,000	61,545
Prudential Financial, Inc., 5.10%, 9/20/14	USD	46,000	46,607
U.S. Bank NA, 6.38%, 8/1/11	USD	38,000	40,746
Wachovia Bank NA, 7.80%, 8/18/10	USD	61,000	66,976
			729,991

Healthcare (0.3%)
Wyeth, 5.50%, 2/1/14	USD	38,000	39,368

Industrial (0.7%)
Boeing Co., 6.13%, 2/15/33	USD	30,000	31,688
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	2,000	2,111
Norfolk Southern Corp., 6.20%, 4/15/09	USD	12,000	12,380
Union Pacific Corp., 4.88%, 1/15/15	USD	41,000	39,199
			85,378

Technology (0.3%)
IBM Corp., 8.38%, 11/1/19	USD	30,000	38,013

Utilities (1.0%)
Dominion Resources, Inc., 4.13%, 2/15/08	USD	38,000	37,978
Duke Energy Carolinas, 6.25%, 1/15/12	USD	30,000	32,149
Exelon Corporation, 4.90%, 6/15/15	USD	2,000	1,924
Florida Power & Light, 5.95%, 10/1/33	USD	40,000	40,514
Southern Power Co., 4.88%, 7/15/15	USD	2,000	1,938
			114,503

Total Corporate Bonds (Cost $ 1,596,956)			1,624,181

U.S. Government Agency Pass-Through Securities (13.8%)
Fannie Mae (8.3%)
6.00%, 6/1/17, Pool #555004	USD	9,924	10,269
5.50%, 8/1/17, Pool #826283	USD	13,776	14,154
5.00%, 5/1/18, Pool #703444	USD	11,970	12,135
4.50%, 1/1/19, Pool #735057	USD	24,297	24,382
5.00%, 1/1/19, Pool #255077	USD	48,191	48,956
5.00%, 12/1/19, Pool #745369	USD	15,158	15,398
5.50%, 3/1/20, Pool #735405	USD	36,357	37,245
5.00%, 6/1/20, Pool #839333	USD	21,856	22,158
4.50%, 9/1/20, Pool #839289	USD	25,227	25,281

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
5.50%, 12/1/20, Pool #850811	USD	99,053	101,472
5.00%, 12/1/26, Pool #256570	USD	59,985	60,269
6.00%, 10/1/32, Pool #667994	USD	56,819	58,473
5.50%, 6/1/33, Pool #702459	USD	59,728	60,535
5.50%, 9/1/33, Pool #254869	USD	44,413	45,083
6.00%, 9/1/33, Pool #736937	USD	23,510	24,129
5.50%, 4/1/34, Pool #725424	USD	27,064	27,430
7.00%, 4/1/34, Pool #780703	USD	32,960	35,012
5.00%, 5/1/34, Pool #768230	USD	41,576	41,410
6.50%, 9/1/34, Pool #783390	USD	46,551	48,329
5.50%, 1/1/35, Pool #808374	USD	177,761	180,163
6.00%, 4/1/35, Pool #735503	USD	21,785	22,407
4.40%, 10/1/35, Pool #836206	USD	53,126	53,229
6.50%, 4/1/36, Pool #851187	USD	44,582	46,285
			1,014,204

Freddie Mac (3.7%)
4.00%, 6/1/18, Pool #E01401	USD	40,590	40,017
4.50%, 1/1/19, Pool #B11878	USD	62,881	62,911
5.50%, 8/1/33, Pool #A11851	USD	52,768	53,521
6.50%, 12/1/33, Pool #A16523	USD	19,709	20,568
6.00%, 7/1/34, Pool #A24370	USD	43,380	44,554
5.50%, 10/1/34, Pool #A27526	USD	48,886	49,574
5.50%, 10/1/35, Pool #A39170	USD	133,646	135,383
5.50%, 11/1/35, Pool #A47728	USD	49,367	50,009
			456,537
GNMA (1.8%)
6.00%, 2/15/32, Pool #569704	USD	156,884	162,308
5.50%, 4/15/33, Pool #603566	USD	19,003	19,400
5.50%, 4/15/34, Pool #626116	USD	13,109	13,378
6.00%, 9/20/34, Pool #3611	USD	22,190	22,917
			218,003

Total U.S. Government Agency Pass-Through Securities (Cost $ 1,635,706)			1,688,744

U.S. Government Agency Securities (2.9%)
Fannie Mae (1.3%)
4.50%, 10/15/08	USD	75,000	75,984
6.63%, 9/15/09	USD	75,000	79,642
			155,626

Federal Home Loan Bank (0.3%)
4.63%, 11/21/08	USD	30,000	30,459

Freddie Mac (1.3%)
4.63%, 12/19/08	USD	55,000	55,935
4.75%, 1/18/11	USD	55,000	57,637
6.25%, 7/15/32	USD	40,000	48,164
			161,736

Total U.S. Government Agency Securities (Cost $ 335,629)			347,821

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
U.S. Treasury Obligations (6.6%)
U.S. Treasury Bonds (3.1%)
5.25%, 11/15/28	USD	334,000	374,028

U.S. Treasury Notes (3.5%)
4.00%, 6/15/09	USD	100,000	102,531
4.00%, 4/15/10	USD	136,000	141,312
4.88%, 2/15/12	USD	65,000	70,759
4.00%, 2/15/15	USD	93,000	97,243
4.25%, 8/15/15	USD	16,000	16,924
			428,769

Total U.S. Treasury Obligations (Cost $ 752,695)			802,797

Foreign Government Securities (14.8%)
Belgium (0.8%)
Belgian Government Bond, 5.50%, 9/28/17	EUR	56,000	92,266

Germany (2.3%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	183,000	276,833

Italy (2.1%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	158,000	254,327

Japan (6.7%)
Japan Government Bond, 1.50%, 6/20/12	JPY	85,600,000	827,706

Netherlands (0.8%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	62,000	92,434

Spain (0.8%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	62,000	101,839

United Kingdom (1.3%)
United Kingdom Treasury Bond, 4.00%, 9/7/16	GBP	80,000	153,927

Total Foreign Government Securities (Cost $ 1,604,360)			1,799,332

Rights and Options (0.0%*)
Sonae SGPS SA (a)		17	5
China Overseas Land & Investments (a)		34	10

Total Rights and Options (Cost $ 49)			15

Investment Companies (11.0%)
American Beacon Money Market Fund		664,311	664,311
BLDRS Emerging Markets 50 ADR		2,263	114,236
Dreyfus Cash Management		278	278
Dreyfus Cash Management Plus		141,715	141,715

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
iShares MSCI Emerging Markets	2,358	321,277
Vanguard Emerging Markets ETF	1,081	101,938

Total Investment Companies (Cost $ 1,315,277)		1,343,755

Total Investments (Cost $ 11,962,934) (b) – 98.9%		12,055,648

Other assets in excess of liabilities – 1.1%		140,126

Net Assets – 100.00%		12,195,774

a)	Non-income producing security.
(b)	See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
ADR American Depository Receipt
ETF Exchange Traded Fund
*	Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Common Stocks (47.6%)
Basic Materials (2.6%)
Acerinox SA	47	1,104
Agnico-Eagle Mines Ltd.	29	1,836
Agrium, Inc.	30	1,934
Air Products & Chemicals, Inc.	66	5,941
Air Water, Inc.	104	1,018
Airgas, Inc.	125	5,801
AK Steel Holding Corp.	197	9,413
Akzo Nobel NV	48	3,522
Albemarle Corp.	130	4,714
Alcoa, Inc.	285	9,434
Allegheny Technologies, Inc.	163	11,475
Alumina Ltd.	442	2,076
Antofagasta PLC	84	1,090
ArcelorMittal	136	8,919
Arkema (a)	19	1,066
Asahi Kasei Corp.	531	3,246
Ashland, Inc.	113	5,145
Barrick Gold Corp.	152	7,843
BASF SE	88	11,457
Bayer AG	135	11,072
BHP Billiton Ltd.	1,274	42,311
BHP Billiton PLC	419	12,307
BlueScope Steel Ltd.	276	2,521
Boehler-Uddeholm AG	12	1,213
Brookfield Infrastructure	4	87
Cabot Corp.	116	3,449
Cameco Corp.	59	1,998
Carpenter Technology Corp.	360	22,190
Celanese Corp.	388	14,426
Chemtura Corp.	497	3,330
Ciba Specialty Chemicals AG	20	803
Clariant AG	80	637
Cleveland-Cliffs, Inc.	73	7,434
Cytec Industries, Inc.	216	12,228
Daicel Chemical Industries Ltd.	186	1,041
Daido Steel Co. Ltd.	171	1,134
Dainippon Ink and Chemicals, Inc.	318	1,418
Denki Kagaku Kogyo K K	249	1,007
Domtar Corp. (a)	1,196	9,652
The Dow Chemical Co.	314	12,139
Dowa Holdings Co. Ltd.	115	771
Eastman Chemical Co.	190	12,553
Ecolab, Inc.	302	14,572
EI Du Pont de Nemours & Co.	300	13,554
Ferro Corp.	337	5,958
First Quantum Minerals Ltd.	13	973
FMC Corp.	128	6,804
FNX Mining Co., Inc. (a)	41	1,086
Fortescue Metals Group Ltd. (a)	440	2,433
Georgia Gulf Corp.	208	1,622

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Givaudan SA	1	981
Gold Corp., Inc.	124	4,611
HB Fuller Co.	417	8,657
Hercules, Inc.	800	14,024
Hitachi Chemical Co. Ltd.	59	1,007
Hitachi Metals Ltd.	103	1,354
Hokuetsu Paper Mills Ltd.	237	1,010
HudBay Minerals, Inc. (a)	51	938
Huntsman Corp.	183	4,436
Iluka Resources Ltd.	244	989
Inmet Mining Corp.	14	1,029
International Flavors & Fragra, Inc.	134	5,710
International Paper Co.	142	4,580
Ivanhoe Mines Ltd. (a)	86	844
JFE Holdings, Inc.	232	10,713
Johnson Matthey PLC	39	1,441
JSR Corp.	81	1,885
Jubilee Mines NL	93	1,881
K+S AG	8	2,011
Kaneka Corp.	152	1,132
Kansai Paint Co. Ltd.	143	941
Kazakhmys PLC	48	1,160
Kingboard Chemical Holdings Ltd.	224	925
Kinross Gold Corp. (a)	104	2,294
Kobe Steel Ltd.	1,180	3,939
Koninklijke DSM NV	36	1,511
Lanxess AG	23	796
Lee & Man Paper Manufacturing Ltd.	288	643
Lihir Gold Ltd. (a)	693	2,311
Linde AG	22	2,870
Lonmin PLC	17	978
Lonza Group AG	13	1,655
Louisiana-Pacific Corp.	216	3,298
Lubrizol Corp.	191	10,049
Lundin Mining Corp. (a)	97	742
MeadWestvaco Corp.	415	11,620
Minara Resources Ltd.	229	1,012
Minerals Technologies, Inc.	79	4,298
Mitsubishi Chemical Holdings Co.	521	3,768
Mitsubishi Gas Chemical Co., Inc.	176	1,614
Mitsubishi Materials Corp.	474	1,935
Mitsui Chemicals, Inc.	298	1,993
Mitsui Mining & Smelting Co. Ltd	257	964
Monsanto Co.	267	30,021
Neenah Paper, Inc.	55	1,491
Newcrest Mining Ltd.	126	3,945
Newmont Mining Corp.	233	12,661
Nine Dragons Paper Holdings Ltd.	442	714
Nippon Kayaku Co. Ltd.	143	854
Nippon Light Metal Co. Ltd.	479	829
Nippon Paint Co. Ltd.	246	1,175
Nippon Shokubai Co. Ltd.	141	1,252

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nippon Steel Corp.	2,524	15,144
Nippon Yakin Kogyo Co. Ltd.	105	806
Nissan Chemical Industries Ltd.	100	1,230
Nisshin Steel Co. Ltd.	322	1,057
Nitto Denko Corp.	62	3,026
Norske Skogindustrier ASA	88	494
Nova Chemicals Corp.	33	945
Nufarm Ltd.	111	1,484
OJI Paper Co. Ltd.	384	1,636
Olin Corp.	450	9,221
OneSteel Ltd.	432	2,571
Orica Ltd.	119	3,081
Osaka Titanium Technologies Co.	14	881
Outokumpu OYJ	40	1,250
Oxiana Ltd.	579	1,557
Pacific Metals Co. Ltd.	71	551
Paladin Energy Ltd. (a)	203	806
PaperlinX Ltd.	455	881
Plum Creek Timber Co., Inc.	394	16,450
Potash Corp. of Saskatchewan	52	7,296
PPG Industries, Inc.	49	3,238
Praxair, Inc.	158	12,784
Rautaruukki OYJ	19	777
Rayonier, Inc.	213	9,014
Reliance Steel & Aluminum Co.	218	10,728
Rengo Co. Ltd.	224	1,409
Rio Tinto Ltd.	124	13,672
Rio Tinto PLC	178	17,543
Rohm & Haas Co.	388	20,700
RPM International, Inc.	1,033	22,354
RTI International Metals, Inc. (a)	96	5,304
Salzgitter AG	7	1,097
Schulman A, Inc.	145	2,957
Sensient Technologies Corp.	319	8,473
SGL Carbon AG (a)	24	1,200
Shin-Etsu Chemical Co. Ltd.	155	8,148
Showa Denko KK	447	1,497
Sigma-Aldrich Corp.	190	9,435
Smurfit-Stone Container Corp. (a)	516	4,897
Solvac SA	7	1,114
Solvay SA	10	1,249
Southern Copper Corp.	21	1,971
Ssab Svenskt Stal AB	34	887
Steel Dynamics, Inc.	291	15,176
Stillwater Mining Co. (a)	268	2,793
Stora Enso Oyj	101	1,388
Sumitomo Bakelite Co. Ltd.	174	918
Sumitomo Chemical Co. Ltd.	628	4,447
Sumitomo Forestry Co. Ltd.	135	1,003
Sumitomo Metal Industries Ltd.	1,670	7,868
Sumitomo Metal Mining Co. Ltd.	219	3,579
Syngenta AG	17	4,483

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Taiyo Nippon Sanso Corp.	146	1,390
Teck Cominco Ltd.	75	2,448
Temple-Inland, Inc.	170	3,188
ThyssenKrupp AG	68	3,322
Titanium Metals Corp.	133	2,891
Tokai Carbon Co. Ltd.	113	884
Tokuyama Corp.	98	700
Tokyo Steel Manufacturing Co.	76	753
Tosoh Corp.	228	952
Ube Industries Ltd.	412	1,286
Umicore Group	5	1,131
United States Steel Corp.	329	33,594
UPM-Kymmene Oyj	94	1,764
Uranium One, Inc. (a)	107	744
USEC, Inc. (a)	643	5,189
Valspar Corp.	651	13,040
Vedanta Resources PLC	34	1,217
Voestalpine AG	19	1,158
Vulcan Materials Co.	167	13,103
Wacker Chemie AG	5	1,074
Wausau Paper Corp.	388	3,473
Weyerhaeuser Co.	70	4,740
Xstrata PLC	110	8,372
Yamana Gold, Inc.	113	1,874
Yamato Kogyo Co. Ltd.	26	971
Yara International ASA	46	2,168
Zeon Corp.	118	709
Zep, Inc.	89	1,470
Zinifex Ltd.	186	1,714
		891,037

Communications (4.5%)
3Com Corp. (a)	821	3,391
Adaptec, Inc. (a)	937	2,923
Akamai Technologies, Inc. (a)	277	8,365
Alcatel-Lucent	409	2,548
Amazon.Com, Inc. (a)	147	11,422
American Tower Corp. (a)	180	6,755
Anixter International, Inc. (a)	210	14,713
APN News & Media Ltd.	253	1,145
Ariba, Inc. (a)	612	6,102
AT&T, Inc.	2,222	85,525
BCE, Inc.	144	5,007
Belgacom SA	30	1,458
Belo Corp.	767	12,740
Black Box Corp.	119	3,958
British Sky Broadcasting Group	190	2,078
BT Group PLC	1,529	7,875
Cable & Wireless PLC	436	1,385
Cablevision Systems Corp. (a)	378	8,875
CBS Corp.	205	5,164
CenturyTel, Inc.	247	9,117

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Charter Communications, Inc. (a)	1,589	1,859
Check Point Software Technologies Ltd. (a)	412	8,776
China Mobile Ltd.	1,582	23,189
China Netcom Group Corp.	741	2,262
China Unicom Ltd.	2,266	5,225
Ciena Corp. (a)	426	11,557
Cincinnati Bell, Inc. (a)	2,191	8,501
Cisco Systems, Inc. (a)	3,193	78,229
Citizens Communications Co.	921	10,564
Clear Channel Communications, Inc.	146	4,484
CNET Networks, Inc. (a)	932	7,353
Comcast Corp. - A Shares (a)	946	17,179
Comcast Corp. - SPL (a)	505	9,085
CommScope, Inc. (a)	351	15,567
Consolidated Media Holdings Ltd.	166	664
Corning, Inc.	773	18,606
Cosmote Mobile Telecommunications SA	41	1,574
Crown Castle International Corp. (a)	496	17,950
CTC Media, Inc. (a)	52	1,388
Daily Mail & General Trust	85	891
Dentsu, Inc.	1	2,313
Deutsche Telekom AG	531	10,866
Digital River, Inc. (a)	171	6,413
The DIRECTV Group, Inc. (a)	365	8,242
DisCo.very Holding Co. (a)	819	19,017
DISH Network Corp. (a)	349	9,856
Earthlink, Inc. (a)	1,101	7,498
eBay, Inc. (a)	592	15,919
EchoStar Corp. (a)	252	7,363
Elisa OYJ	44	1,245
Emap PLC	73	1,335
Embarq Corp.	346	15,674
Entercom Communications Corp.	189	2,327
Equinix, Inc. (a)	192	14,502
Ericsson	2,622	5,893
Expedia, Inc. (a)	511	11,763
Extreme Networks (a)	936	3,229
F5 Networks, Inc. (a)	438	10,306
Fairfax Media Ltd.	504	1,821
Foxconn International Holdings (a)	709	1,169
France Telecom SA	312	10,959
Gannett Co., Inc.	65	2,405
Gestevision Telecinco SA	45	963
GN Store Nord AS	104	562
Google, Inc. (a)	121	68,280
Hakuhodo DY Holdings, Inc.	19	988
Harmonic, Inc. (a)	863	9,424
Harris Corp.	209	11,430
Harte-Hanks, Inc.	393	6,296
Hellenic Telecommunications Organisation SA	53	1,628
HLTH Corp. (a)	696	7,788
Hutchison Telecommunications, Inc. (a)	997	1,399

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Idearc, Inc.	295	4,797
IDT Corp.	410	2,845
Informa PLC	116	900
Infospace, Inc. (a)	127	1,208
Inmarsat PLC	149	1,439
InterDigital, Inc. (a)	168	3,395
Interpublic Group of Cos, Inc. (a)	1,280	11,430
Interwoven, Inc. (a)	338	4,282
ITV PLC	599	858
j2 Global Communications, Inc. (a)	204	4,470
JDS Uniphase Corp. (a)	359	3,737
John Wiley & Sons, Inc.	324	12,772
Juniper Networks, Inc. (a)	243	6,597
KDDI Corp.	1	6,752
Lagardere SCA	22	1,604
Lamar Advertising Co. (a)	118	5,088
Leap Wireless International, Inc. (a)	83	3,432
Lee Enterprises, Inc.	251	2,997
Liberty Global, Inc. - A Shares (a)	283	11,436
Liberty Global, Inc. - C Shares (a)	261	9,709
Liberty Media Corp. - Capital (a)	57	6,134
Liberty Media Corp. - Interactive (a)	266	4,232
Manitoba Telecom Services, Inc.	29	1,239
Matsui Securities Co. Ltd.	149	1,030
McClatchy Co.	394	4,243
The McGraw-Hill Cos, Inc.	146	6,243
Media General, Inc.	118	2,244
Mediaset SpA	127	1,113
Meredith Corp.	255	11,982
MetroPCS Communications, Inc. (a)	358	6,469
Modern Times Group AB	20	1,199
Motorola, Inc.	1,144	13,190
MRV Communications, Inc. (a)	1,099	1,945
NetFlix, Inc. (a)	222	5,583
NeuStar, Inc. (a)	123	3,654
The New York Times Co.	291	4,871
News Corp. - A Shares	183	3,558
News Corp. - B Shares	919	17,369
NII Holdings, Inc. (a)	307	13,097
Nokia OYJ	695	25,177
NTT Corp.	2	9,555
NTT DoCoMo, Inc.	6	9,423
NutriSystem, Inc. (a)	134	3,835
Oki Electric Industry Co. Ltd.	645	1,055
Openwave Systems, Inc. (a)	564	1,167
PagesJaunes Groupe	62	1,198
PCCW Ltd.	2,009	1,149
Pearson PLC	143	1,964
Plantronics, Inc.	333	6,360
Polycom, Inc. (a)	191	4,823
Portugal Telecom SGPS SA	164	2,100
Priceline.com, Inc. (a)	170	18,448

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
PT Multimedia Servicos de Telecomunicacoes & Multimedia	23	306
Publicis Groupe	29	1,039
Qualcomm, Inc.	829	35,166
Qwest Communications International, Inc.	874	5,139
Radio One, Inc. (a)	588	941
Rakuten, Inc. (a)	4	1,712
RCN Corp. (a)	202	2,353
RealNetworks, Inc. (a)	808	4,711
Reed Elsevier NV	95	1,729
Reed Elsevier PLC	195	2,343
Reuters Group PLC	222	2,675
RF Micro Devices, Inc. (a)	1,900	6,137
RH Donnelley Corp. (a)	118	3,548
Rogers Communications, Inc.	84	3,212
Royal KPN NV	321	5,786
S1 Corp. (a)	403	2,281
Sanoma-Wsoy Oyj	39	1,011
SAVVIS, Inc. (a)	118	2,384
SBA Communications Corp. (a)	478	14,154
SBI E*trade Securities Co. Ltd.	1	797
SBI Holdings, Inc.	4	924
Scholastic Corp. (a)	286	9,801
Seat Pagine Gialle SpA	2,224	729
Seek Ltd.	173	968
SES - FDR	63	1,521
Seven Network Ltd.	129	1,388
Shaw Communications, Inc.	68	1,332
Sinclair Broadcast Group, Inc.	416	3,744
Singapore Press Holdings Ltd.	598	1,840
SingTel	2,010	5,177
Societe Television Francaise 1	37	928
Softbank Corp.	272	4,962
SonicWALL, Inc. (a)	406	3,565
Sprint Nextel Corp.	910	9,582
Swisscom AG	4	1,586
Sycamore Networks, Inc. (a)	1,480	5,002
Symantec Corp. (a)	396	7,100
Tandberg ASA	54	915
Tekelec (a)	505	6,055
Tele2 AB - B shares	71	1,442
Telecom Corp. of New Zealand Ltd.	669	2,100
Telecom Italia SpA	1,941	5,874
Telecom Italia RNC	1,065	2,433
Telefonica SA	763	22,171
Telekom Austria AG	59	1,647
Telenor ASA	137	2,779
Telephone & Data Systems, Inc.	106	5,590
Telephone & Data Systems - S, Inc.	107	5,179
Television Broadcasts Ltd.	181	982
TeliaSonera AB	326	2,869
Tellabs, Inc. (a)	811	5,531

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Telstra Corp. Ltd.	1,373	5,341
Telus Corp.	31	1,347
Telus Corp. - Non Voting Shares	28	1,177
Tencent Holdings Ltd.	280	1,654
The Thomson Corp.	33	1,178
Tibco Software, Inc. (a)	1,360	10,118
Time Warner Telecom, Inc. (a)	302	5,279
Time Warner, Inc.	1,791	28,190
Trend Micro, Inc. (a)	41	1,454
Trinity Mirror PLC	120	782
United Internet AG	69	1,302
United Online, Inc.	504	5,630
US Cellular Corp. (a)	22	1,564
Valueclick, Inc. (a)	655	14,299
Verizon Communications, Inc.	1,008	39,151
Viacom, Inc. (a)	292	11,318
Vignette Corp. (a)	169	2,378
Virgin Media, Inc.	608	10,166
Vivendi	205	8,185
Vodafone Group PLC	9,337	32,550
VTech Holdings Ltd.	138	790
The Walt Disney Co.	896	26,817
The Washington Post Co.	10	7,440
Websense, Inc. (a)	184	3,772
West Australian Newspapers Holdings Ltd.	102	1,025
Windstream Corp.	1,079	12,527
Wolters Kluwer NV	55	1,565
WPP Group PLC	216	2,644
XM Satellite Radio Holdings, Inc. (a)	520	6,448
Yahoo! Japan Corp.	6	2,302
Yahoo!, Inc. (a)	630	12,083
Yell Group PLC	138	911
Yellow Pages Income Fund	99	1,184
		1,505,430

Consumer, Cyclical (5.0%)
99 Cents Only Stores (a)	394	3,278
Abercrombie & Fitch Co.	149	11,874
AcCordia Golf Co. Ltd. (a)	1	950
Accor SA	37	2,806
Adidas AG	36	2,276
Aeon Co. Ltd.	303	3,667
Aeropostale, Inc. (a)	509	14,339
Air France-KLM	34	940
Aisin Seiki Co. Ltd.	79	3,143
Alaska Air Group, Inc. (a)	301	7,615
Alimentation Couche Tard, Inc.	64	1,079
All Nippon Airways Co. Ltd.	330	1,313
American Axle & Manufacturing Holdings	306	6,656
AMR Corp. (a)	525	7,319
Aoyama Trading Co. Ltd.	43	971

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Arcandor AG (a)	40	742
Aristocrat Leisure Ltd.	178	1,580
ArvinMeritor, Inc.	501	6,804
Asics Corp.	91	1,181
AutoNation, Inc. (a)	304	4,949
Autozone, Inc. (a)	84	10,154
Barratt Developments PLC	66	554
Bayerische Motoren Werke AG	57	3,139
Beazer Homes USA, Inc.	209	1,822
Bed Bath & Beyond, Inc. (a)	354	11,413
Bellway PLC	49	773
Berkeley Group Holdings PLC	37	741
Best Buy Co., Inc.	166	8,102
Big Lots, Inc. (a)	228	3,958
Billabong International Ltd.	90	956
BJ's Wholesale Club, Inc. (a)	134	4,347
Blockbuster, Inc. (a)	938	2,927
Bob Evans Farms, Inc.	215	6,394
Borders Group, Inc.	341	3,840
BorgWarner, Inc.	202	10,223
Bosch Corp.	238	1,005
Boyd Gaming Corp.	103	2,753
Bridgestone Corp.	270	4,573
Brightpoint, Inc. (a)	408	5,190
Brinker International, Inc.	283	5,267
British Airways PLC (a)	154	1,017
Brunswick Corp.	184	3,494
Burberry Group PLC	96	830
Callaway Golf Co.	569	10,196
Canadian Tire Corp. Ltd.	16	1,027
Canon Marketing Japan, Inc.	69	1,115
Carmax, Inc. (a)	366	8,162
Carnival Corp.	139	6,184
Carnival PLC	30	1,294
Carphone Warehouse Group PLC	171	1,117
Casey's General Stores, Inc.	349	9,074
Cathay Pacific Airways Ltd.	474	1,052
The Cato Corp.	249	4,076
Charming Shoppes, Inc. (a)	890	5,741
The Cheesecake Factory (a)	284	6,205
China Travel International Investment Ltd.	1,859	989
Choice Hotels International, Inc.	50	1,670
Christopher & Banks Corp.	294	3,754
Circuit City Stores, Inc.	1,486	8,084
Citizen Holdings Co. Ltd.	144	1,322
Cooper Tire & Rubber Co.	422	7,204
Coach, Inc. (a)	161	5,160
Coldwater Creek, Inc. (a)	396	2,546
Compagnie Financiere Richemont SA	92	5,231
Compass Group PLC	353	2,218
Continental AG	26	2,711

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Continental Airlines, Inc. (a)	217	5,905
Costco Wholesale Corp.	216	14,675
Crocs, Inc. (a)	137	4,766
Crown Ltd. (a)	166	1,735
CVS Caremark Corp.	724	28,287
Daihatsu Motor Co. Ltd.	122	1,241
Daimler AG	171	13,302
Daiwa House Industry Co. Ltd.	227	3,164
David Jones Ltd.	253	1,030
Delta Air Lines, Inc. (a)	417	7,018
Denso Corp.	199	7,186
Denway Motors Ltd.	2,650	1,539
Deutsche Lufthansa AG	44	1,047
Dick's Sporting Goods, Inc. (a)	382	12,434
Dillard's, Inc.	454	9,003
DR Horton, Inc.	755	13,024
Dress Barn, Inc. (a)	370	4,510
DSG International PLC	392	589
Esprit Holdings Ltd.	393	5,080
Ethan Allen Interiors, Inc.	270	8,357
Family Dollar Stores, Inc.	294	6,183
FamilyMart Co. Ltd.	48	1,426
Fast Retailing Co. Ltd.	30	2,220
Fastenal Co.	238	9,618
Fiat SpA	124	2,878
Foot Locker, Inc.	318	4,353
Ford Motor Co. (a)	1,012	6,720
Fred's, Inc.	247	2,329
Fuji Heavy Industries Ltd.	266	1,063
Furniture Brands International, Inc.	300	2,865
Futaba Industrial Co. Ltd.	50	1,119
Galaxy Entertainment Group Ltd. (a)	1,221	922
GameStop Corp. (a)	252	13,036
Gaylord Entertainment Co. (a)	169	4,933
General Motors Corp.	161	4,558
Genesco, Inc. (a)	121	4,037
Genuine Parts Co.	385	16,913
Gildan Activewear, Inc. (a)	36	1,330
GKN PLC	158	825
GOME Electrical Appliances Holdings Ltd.	769	1,716
Grafton Group PLC	90	704
Green Hospital Supply, Inc.	1	1,053
Group 1 Automotive, Inc.	199	5,262
Guess ?, Inc.	92	3,433
Gunze Ltd.	228	976
Gymboree Corp. (a)	164	6,268
H2O Retailing Corp.	129	923
Hagemeyer NV	234	1,629
Harman International Industries	111	5,169
Harvey Norman Holdings Ltd.	335	1,667
Hasbro, Inc.	392	10,180
Haseko Corp.	467	791

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hennes & Mauritz AB	87	4,676
Herman Miller, Inc.	90	2,860
Hermes International SA	13	1,295
Hino Motors Ltd.	177	1,223
Hitachi High-Technologies Corp.	51	959
Home Depot, Inc.	609	18,678
Home Retail Group PLC	155	872
Honda Motor Co. Ltd.	694	21,668
The Hongkong & Shanghai Hotels	741	1,146
HOT Topic, Inc. (a)	359	1,992
Iberia Lineas Aereas de Espana SA	263	892
Ihop Corp.	70	3,727
Inchcape PLC	132	974
Inditex SA	45	2,242
Ingram Micro, Inc. (a)	313	5,565
Insight Enterprises, Inc. (a)	339	5,855
Interface, Inc.	220	3,511
International Game Technology	141	6,016
International Speedway Corp.	128	5,240
Isetan Co. Ltd.	85	991
Isuzu Motors Ltd.	590	2,486
Itochu Corp.	601	5,499
Izumi Co. Ltd.	78	1,148
J Crew Group, Inc. (a)	286	13,076
J Front Retailing Co. Ltd.	309	1,988
Jack in the Box, Inc. (a)	258	7,541
Jakks Pacific, Inc. (a)	222	5,230
Japan Airlines Corp.	639	1,556
Jardine Cycle & Carriage Ltd.	117	1,610
JetBlue Airways Corp. (a)	1,419	9,805
Johnson Controls, Inc.	198	7,003
Jones Apparel Group, Inc.	221	3,713
JTEKT Corp.	86	1,430
KB Home	158	4,345
Kellwood Co.	149	2,977
Kesa Electricals PLC	189	898
Kingfisher PLC	415	1,202
Kloeckner & Co. AG	17	699
Kohl's Corp. (a)	121	5,522
Koito Manufacturing Co. Ltd.	106	1,518
Kokuyo Co. Ltd.	113	925
K's Holdings Corp.	46	1,045
Kuraray Co. Ltd.	139	1,656
Ladbrokes PLC	149	887
Las Vegas Sands Corp. (a)	46	4,033
Lawson, Inc.	36	1,287
La-Z-Boy, Inc.	416	3,170
Lear Corp. (a)	445	13,065
Lennar Corp.	255	5,253
Li & Fung Ltd.	828	3,079
Li Ning Co. Ltd.	519	1,448
Life Time Fitness, Inc. (a)	155	6,873

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Lifestyle International Holdings Ltd.	618	1,621
Liz Claiborne, Inc.	209	4,575
Longs Drug Stores Corp.	137	6,303
Lowe's Cos, Inc.	731	19,328
Macy's, Inc.	150	4,146
Magna International, Inc.	19	1,492
Marks & Spencer Group PLC	301	2,658
Marriott International, Inc.	143	5,142
Marubeni Corp.	610	4,176
Marui Group Co. Ltd.	128	1,124
Matsushita Electric Industrial Co. Ltd.	815	17,245
Mattel, Inc.	891	18,720
Mazda Motor Corp.	354	1,495
McDonald's Corp.	391	20,938
Men's Wearhouse, Inc.	202	5,149
Meritage Homes Corp. (a)	204	3,274
MGM Mirage (a)	51	3,734
Michelin	25	2,382
Mitchells & Butlers PLC	78	691
Mitsubishi Corp.	604	15,791
Mitsubishi Logistics Corp.	84	1,015
Mitsubishi Motors Corp. (a)	1,474	2,440
Mitsubishi Rayon Co. Ltd.	227	907
Mitsui & Co. Ltd.	651	13,010
Mitsukoshi Ltd.	261	1,028
Modine Manufacturing Co.	184	2,841
Monaco Coach Corp.	240	2,441
MSC Industrial Direct Co.	316	12,978
Nagase & Co. Ltd.	100	948
Namco Bandai Holdings, Inc.	93	1,293
Newell Rubbermaid, Inc.	631	15,220
Next PLC	40	1,116
NGK Spark Plug Co. Ltd.	73	1,271
NHK Spring Co. Ltd.	138	1,167
Nintendo Co. Ltd.	43	21,432
Nippon Seiki Co. Ltd.	45	743
Nissan Motor Co. Ltd.	956	9,107
Nisshinbo Industries, Inc.	101	1,085
Nissin Kogyo Co. Ltd.	42	691
Nitori Co. Ltd.	24	1,253
NOK Corp.	61	1,233
Nokian Renkaat OYJ	37	1,245
Nordstrom, Inc.	94	3,657
Nu Skin Enterprises, Inc.	334	5,488
Onward Holdings Co. Ltd.	104	1,047
OPAP SA	37	1,282
O'Reilly Automotive, Inc. (a)	193	5,680
Oriental Land Co. Ltd.	24	1,417
Orient-Express Hotels Ltd.	220	11,385
Oshkosh Truck Corp.	124	5,674
Pacific Sunwear of California (a)	632	7,028
Panera Bread Co. (a)	126	4,760

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Parkson Retail Group Ltd.	165	1,413
Penn National Gaming, Inc. (a)	123	6,414
PEP Boys-Manny Moe & Jack	239	2,612
Persimmon PLC	53	813
PetSmart, Inc.	229	5,237
Peugeot SA	29	2,122
PF Chang's China Bistro, Inc. (a)	102	2,901
Phillips-Van Heusen Corp.	379	15,971
Pier 1 Imports, Inc. (a)	637	4,363
Pinnacle Entertainment, Inc. (a)	249	4,544
Pioneer Corp.	92	669
Pirelli & C SpA	1,093	1,135
Polo Ralph Lauren Corp.	104	6,301
Pool Corp.	207	5,100
PPR	14	1,955
Praktiker Bau- und Heimwerkerm	28	596
Puma AG Rudolf Dassler Sport	3	1,071
Punch Taverns PLC	53	734
Qantas Airways Ltd.	369	1,545
Quiksilver, Inc. (a)	854	8,139
RadioShack Corp.	276	4,789
Reece Australia Ltd.	53	1,183
Regal Entertainment Group	542	10,049
Regis Corp.	187	4,737
Renault SA	35	3,945
Rite Aid Corp. (a)	1,115	3,300
RONA, Inc. (a)	59	948
Ross Stores, Inc.	284	8,279
Royal Caribbean Cruises Ltd.	321	12,930
Ruby Tuesday, Inc.	391	3,007
Ryland Group, Inc.	360	12,136
Ryohin Keikaku Co. Ltd.	21	1,288
Saks, Inc. (a)	867	15,649
Sally Beauty Holdings, Inc. (a)	606	4,945
Sankyo Co. Ltd.	31	1,653
Scientific Games Corp. (a)	105	2,499
Sears Holdings Corp. (a)	30	3,315
Sega Sammy Holdings, Inc.	86	1,003
Sekisui Chemical Co. Ltd.	189	1,239
Sekisui House Ltd.	217	2,406
Select Comfort Corp. (a)	203	1,596
Seven & I Holdings Co. Ltd.	247	6,121
Shangri-La Asia Ltd.	536	1,578
Shimachu Co. Ltd.	44	1,212
Shimamura Co. Ltd.	13	1,060
Shimano, Inc.	39	1,504
Shoppers Drug Mart Corp.	38	1,858
Singapore Airlines Ltd.	190	2,065
Sky City Entertainment Group Ltd.	333	1,148
Skywest, Inc.	443	11,527
Sodexho Alliance SA	19	1,023

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sojitz Corp.	358	1,222
Sony Corp.	378	18,556
Southwest Airlines Co.	333	3,906
Staples, Inc.	302	7,230
Starbucks Corp. (a)	321	6,070
Starwood Hotels & Resorts Worldwide, Inc.	92	4,163
Steelcase, Inc.	335	5,136
Sumitomo Corp.	474	6,535
Sumitomo Rubber Industries, Inc.	104	914
The Sumitomo Warehouse Co. Ltd.	202	1,064
Superior Industries International, Inc.	171	3,116
Suzuki Motor Corp.	171	4,302
Swatch Group AG BR	6	1,606
Swatch Group AG REG	21	1,091
TABCorp. Holdings Ltd.	199	2,481
Takashimaya Co. Ltd.	118	1,256
Takata Corp.	37	978
Talbots, Inc.	196	1,895
Target Corp.	384	21,343
Tatts Group Ltd.	480	1,622
Taylor Wimpey PLC	203	724
Tech Data Corp. (a)	379	13,030
Teijin Ltd.	352	1,387
Thomson	75	908
Tim Hortons, Inc.	40	1,366
TJX Cos, Inc.	191	6,028
Toho Co. Ltd./Tokyo	68	1,643
Tokai Rika Co. Ltd.	47	1,428
Toll Brothers, Inc. (a)	271	6,309
Toray Industries, Inc.	531	3,590
Toro Co.	252	12,434
Toto Ltd.	147	1,171
Toyobo Co. Ltd.	461	997
Toyoda Gosei Co. Ltd.	39	1,273
Toyota Boshoku Corp.	48	1,454
Toyota Industries Corp.	85	3,309
Toyota Motor Corp.	1,148	62,833
Toyota Tsusho Corp.	87	2,037
Tractor Supply Co. (a)	143	5,511
Triarc Cos, Inc.	297	2,762
TUI AG	44	953
TUI Travel PLC	198	1,001
Under Armour, Inc. (a)	131	5,273
United Stationers, Inc. (a)	115	6,355
UNY Co. Ltd.	117	908
Urban Outfitters, Inc. (a)	177	5,133
US Airways Group, Inc. (a)	198	2,734
USS Co. Ltd.	19	1,108
Vail Resorts, Inc. (a)	204	9,657
Valeo SA	24	878
Volkswagen AG	25	5,653

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Wabash National Corp.	249	2,288
Wacoal Holdings Corp.	101	1,377
Walgreen Co.	500	17,555
Wal-Mart Stores, Inc.	914	46,504
Warner Music Group Corp.	435	3,458
Watsco, Inc.	99	3,651
Wendy's International, Inc.	195	4,762
Wesco International, Inc. (a)	77	3,252
Whirlpool Corp.	176	14,979
William Hill PLC	101	816
WMS Industries, Inc. (a)	306	11,444
Wolseley PLC	117	1,596
Wolverine World Wide, Inc.	466	11,794
World Fuel Services Corp.	116	3,069
WW Grainger, Inc.	128	10,185
Wynn Resorts Ltd. (a)	31	3,564
Yamada Denki Co. Ltd.	34	3,626
Yamaha Corp.	78	1,606
Yamaha Motor Co. Ltd.	82	1,858
The Yokohama Rubber Co. Ltd.	173	968
Yum! Brands, Inc.	225	7,686
Zale Corp. (a)	429	7,036
		1,669,326

Consumer, Non-Cyclical (4.4%)
ABB Grain Ltd.	159	1,236
ABC Learning Centres Ltd.	209	826
Abertis Infraestructuras SA	42	1,272
Accenture Ltd.	289	10,005
ACCO Brands Corp. (a)	368	4,986
Adecco SA	22	1,144
Administaff, Inc.	103	3,091
Affymetrix, Inc. (a)	104	2,086
Aggreko PLC	111	1,174
Ajinomoto Co., Inc.	246	2,617
Alberto-Culver Co.	229	6,135
Alexion Pharmaceuticals, Inc. (a)	191	12,476
Alliance Data Systems Corp. (a)	141	7,130
Altadis SA	45	3,366
Altria Group, Inc.	765	58,002
American Greetings Corp.	412	8,454
Anheuser-Busch Cos, Inc.	236	10,979
Apollo Group, Inc. (a)	240	19,138
Applera Corp. - Celera Group (a)	455	6,971
Arbitron, Inc.	124	4,956
Asahi Breweries Ltd.	179	3,143
Associated British Foods PLC	72	1,241
Atlantia SpA	50	1,654
Avis Budget Group, Inc. (a)	701	9,358
Babcock International Group PLC	118	1,306
BearingPoint, Inc. (a)	1,527	2,993
Beiersdorf AG	18	1,381

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Benesse Corp.	40	1,644
Biogen Idec, Inc. (a)	139	8,472
Bio-Rad Laboratories, Inc. (a)	118	11,235
Blyth, Inc.	243	5,295
Bowne & Co., Inc.	237	2,915
Brisa-Auto Estradas de Portugal, SA (BRISA)	91	1,342
British American Tobacco PLC	257	9,174
Brown-Forman Corp.	139	8,754
Bunzl PLC	93	1,161
C&C Group PLC	152	984
Cadbury Schweppes PLC	372	4,087
Cambrex Corp.	215	2,043
Capita Group PLC	105	1,367
Carlsberg A/S	10	1,043
Carrefour SA	96	6,711
Casino Guichard Perrachon SA	13	1,427
Celgene Corp. (a)	188	10,549
Chemed Corp.	107	5,482
China Mengniu Dairy Co. Ltd.	354	912
ChoicePoint, Inc. (a)	128	4,261
Christian Dior SA	10	1,098
Church & Dwight Co., Inc.	339	18,042
Cintra Concesiones de Infraest	81	1,167
Clorox Co.	183	11,222
Coca Cola Hellenic Bottling Co.	42	1,749
The Coca-Cola Co.	740	43,786
Coca-Cola West Holdings Co. Ltd.	60	1,284
Colgate-Palmolive Co.	255	19,635
Corporate Executive Board Co.	63	3,626
Coca-Cola Amatil Ltd.	195	1,636
Colruyt SA	6	1,505
ConAgra Foods, Inc.	134	2,885
Constellation Brands, Inc. (a)	424	8,862
Convergys Corp. (a)	284	4,405
Corinthian Colleges, Inc. (a)	593	5,011
Corrections Corporation of America (a)	612	16,242
Cosco Pacific Ltd.	470	939
CSL Ltd./Australia	210	6,430
Dai Nippon Printing Co. Ltd.	264	3,823
Dairy Farm International Holdings Ltd.	440	1,901
Danisco A/S	17	1,133
Del Monte Foods Co.	386	3,462
Delhaize Group	17	1,293
Deluxe Corp.	353	8,585
Diageo PLC	472	9,499
Enzon Pharmaceuticals, Inc. (a)	355	2,971
Experian Group Ltd.	181	1,585
Ezaki GliCo. Co. Ltd.	126	1,354
Forrester Research, Inc. (a)	53	1,272
Fortune Brands, Inc.	41	2,867
Foster's Group Ltd.	748	3,768
FTI Consulting, Inc. (a)	257	14,215

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
G4S PLC	281	1,222
Genentech, Inc. (a)	228	16,003
General Mills, Inc.	95	5,188
Genzyme Corp. (a)	112	8,751
George Weston Ltd.	17	912
Golden Agri-Resources Ltd.	1,528	2,060
Goodman Fielder Ltd.	571	865
Greene King PLC	61	904
H&R Block, Inc.	997	19,212
Hansen Natural Corp. (a)	130	5,013
Hays PLC	379	773
Heineken Holding NV	23	1,167
Heineken NV	43	2,404
Henkel KGaA	25	1,045
The Hershey Co.	201	7,276
Hewitt Associates, Inc. (a)	602	22,376
HJ Heinz Co.	100	4,256
Hormel Foods Corp.	157	6,082
House Foods Corp.	84	1,488
Human Genome Sciences, Inc. (a)	885	4,938
Husqvarna AB	89	902
Iaws Group PLC	59	1,205
Illumina, Inc. (a)	286	18,218
Imperial Tobacco Group PLC	120	5,847
InBev NV	36	2,936
InterMune, Inc. (a)	119	1,996
Intertek Group PLC	62	1,079
Invitrogen Corp. (a)	79	6,768
Iron Mountain, Inc. (a)	309	10,627
Ito En Ltd.	41	883
ITT Educational Services, Inc. (a)	70	6,395
J Sainsbury PLC	265	2,087
Japan Tobacco, Inc.	2	10,495
Jarden Corp. (a)	315	7,888
The JM Smucker Co.	120	5,608
Kagome Co. Ltd.	75	1,291
Kamigumi Co. Ltd.	144	1,055
Kao Corp.	197	5,947
Kerry Group PLC	47	1,265
Kesko OYJ	23	1,169
Kikkoman Corp.	92	1,114
Kimberly-Clark Corp.	153	10,044
Kirin Holdings Co. Ltd.	363	5,820
Koninklijke Ahold NV	220	2,859
Kraft Foods, Inc.	523	15,303
Lighthouse Caledonia ASA (a)	9	7
Lion Corp.	226	997
Lion Nathan Ltd.	171	1,449
Live Nation, Inc. (a)	564	6,148
Loblaw Cos Ltd.	27	868

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
L'Oreal SA	46	5,641
Manpower, Inc.	144	8,101
Marine Harvest (a)	981	513
McCo.rmick & Co., Inc.	303	10,217
McKesson Corp.	126	7,912
Meiji Dairies Corp.	211	1,133
Meiji Seika Kaisha Ltd.	282	1,233
Metcash Ltd.	325	1,209
Metro AG	29	2,372
Metro, Inc.	35	828
Michael Page International PLC	112	572
Millennium Pharmaceuticals, Inc. (a)	875	13,274
Millipore Corp. (a)	91	6,384
Monster Worldwide, Inc. (a)	198	5,514
Moody's Corp.	99	3,464
MPS Group, Inc. (a)	695	6,985
Myriad Genetics, Inc. (a)	293	12,602
Nektar Therapeutics (a)	352	2,510
Nestle SA	71	31,729
Nichirei Corp.	260	1,208
Nippon Meat Packers, Inc.	115	1,296
Nippon Suisan Kaisha Ltd.	221	1,083
Nisshin Seifun Group, Inc.	134	1,312
Nissin Food Products Co. Ltd.	41	1,369
Novozymes A/S	10	768
Olam International Ltd.	629	1,150
Pacific Brands Ltd.	404	1,021
Parexel International Corp. (a)	189	10,283
Parmalat SpA	347	1,246
PDL BioPharma, Inc. (a)	198	2,956
Pepsi Bottling Group, Inc.	324	11,291
PepsiAmericas, Inc.	157	3,868
PepsiCo, Inc.	848	57,825
Performance Food Group Co. (a)	294	9,299
Pernod-Ricard SA	30	3,179
Pharmaceutical Product Development, Inc.	177	7,675
Premier Foods PLC	240	637
Pre-Paid Legal Services, Inc. (a)	56	3,111
Procter & Gamble Co.	1,615	106,509
Qiagen NV (a)	71	1,430
QP Corp.	129	1,246
RalCorp Holdings, Inc. (a)	110	5,985
Randstad Holding NV	19	722
Reckitt Benckiser Group PLC	107	5,575
Regeneron Pharmaceuticals, Inc. (a)	263	5,334
Rent-A-Center, Inc. (a)	626	10,705
Rentokil Initial PLC	390	840
Resources Connection, Inc. (a)	191	3,998
Reynolds American, Inc.	47	2,977
Robert Half International, Inc.	283	7,862
RR Donnelley & Sons Co.	496	17,305
SABMiller PLC	150	3,219

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Safeway, Inc.	143	4,432
SAIC, Inc. (a)	960	18,144
Sapporo Holdings Ltd.	207	1,659
Societe Des Autoroutes	13	1,412
Saputo, Inc.	52	1,443
Sara Lee Corp.	198	2,784
Savient Pharmaceuticals, Inc. (a)	282	5,457
Scottish & Newcastle PLC	149	2,328
SeCo.m Co. Ltd.	85	4,341
Securitas AB	81	990
Serco Group PLC	139	1,151
Service Corp. International	2,359	28,379
SGS SA	1	1,293
Shiseido Co. Ltd.	149	3,510
Smithfield Foods, Inc. (a)	265	7,380
Sohgo Security Services Co. Ltd.	76	1,214
Sotheby's	345	10,719
Spherion Corp. (a)	350	2,338
Stewart Enterprises, Inc.	773	5,504
Strayer Education, Inc.	76	13,116
Supervalu, Inc.	482	14,489
Swedish Match AB	63	1,381
Sysco Corp.	301	8,744
Takara Holdings, Inc.	201	1,174
Tate & Lyle PLC	108	1,045
TeleTech Holdings, Inc. (a)	167	3,295
Tesco PLC	1,403	11,635
Thai Beverage PCL	6,920	1,172
Tingyi Cayman Islands Holding Corp.	1,418	1,989
Toppan Printing Co. Ltd.	253	2,536
Toyo Suisan Kaisha Ltd.	76	1,444
Transurban Group	366	2,165
Tupperware Brands Corp.	417	15,429
Tyson Foods, Inc.	783	11,158
Unicharm Corp.	23	1,516
Unilever NV	303	9,818
Unilever PLC	232	7,626
United Natural Foods, Inc. (a)	161	3,861
United Rentals, Inc. (a)	507	9,253
Universal Corp./Richmond VA	191	9,514
UST, Inc.	366	19,017
Valassis Communications, Inc. (a)	418	3,996
Vedior NV	47	1,141
Vertex Pharmaceuticals, Inc. (a)	223	4,540
Viad Corp.	126	3,371
VistaPrint Ltd. (a)	273	10,158
Watson Wyatt Worldwide, Inc.	277	13,615
WD-40 Co.	140	4,726
Weight Watchers International, Inc.	60	2,556
The Western Union Co.	326	7,302
Whole Foods Market, Inc.	239	9,426
Wilmar International Ltd.	927	2,715

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
WM Morrison Supermarkets PLC	408	2,428
WM Wrigley Jr Co.	93	5,341
WM Wrigley Jr Co.- B Shares	28	1,588
Woolworths Ltd.	457	11,798
Yakult Honsha Co. Ltd.	62	1,682
Yamazaki Baking Co. Ltd.	156	1,354
		1,493,504

Energy (4.0%)
Acergy SA	46	837
Advantage Energy, Income Fund	33	319
Alpha Natural Resources, Inc. (a)	291	9,737
Anadarko Petroleum Corp.	152	8,906
Apache Corp.	107	10,212
Arch Coal, Inc.	242	10,648
Atwood Oceanics, Inc. (a)	138	11,466
Australian Worldwide Exploration (a)	422	1,294
Baker Hughes, Inc.	159	10,324
BG Group PLC	631	13,803
Bourbon SA	19	1,124
BP PLC	3,396	35,929
Cabot Oil & Gas Corp.	483	18,687
Caltex Australia Ltd.	58	821
Cameron International Corp. (a)	374	15,057
Canadian Natural Resources Ltd.	95	6,075
Canadian Oil Sands Trust	42	1,589
CGG-Veritas (a)	5	1,162
Cheniere Energy, Inc. (a)	219	6,594
Chesapeake Energy Corp.	218	8,116
Chevron Corp.	777	65,657
Cimarex Energy Co.	259	10,570
CNOOC Ltd.	5,519	7,757
Cnpc Hong Kong Ltd.	2,009	938
Cosmo Oil Co. Ltd.	255	859
ConocoPhillips Co.	539	43,292
Consol Energy, Inc.	294	21,462
Core Laboratories NV (a)	120	13,524
Covanta Holding Corp. (a)	179	4,545
Crosstex Energy, Inc.	302	9,887
Delta Petroleum Corp. (a)	350	7,018
Denbury Resources, Inc. (a)	410	10,373
Devon Energy Corp.	137	11,642
Diamond Offshore Drilling, Inc.	41	4,630
El Paso Corp.	1,959	32,284
Enbridge, Inc.	59	2,356
EnCana Corp.	135	8,899
EnCo.re Acquisition Co. (a)	344	11,214
Enerplus Resources Fund	29	1,126
ENI SpA	435	13,966
ENSCO International, Inc.	254	12,984
EOG Resources, Inc.	134	11,725
EXCO Resources, Inc. (a)	580	8,694

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Exterran Holdings, Inc. (a)	82	5,350
Exxon Mobil Corp.	1,989	171,850
First Solar, Inc. (a)	62	11,270
FMC Technologies, Inc. (a)	220	10,595
Fording Canadian Coal Trust	13	583
Fugro NV	19	1,288
Global Industries Ltd. (a)	584	10,313
Grant Prideco, Inc. (a)	216	10,752
Grey Wolf, Inc. (a)	1,658	9,882
Halliburton Co.	438	14,528
Headwaters, Inc. (a)	257	2,896
Helix Energy Solutions Group, Inc. (a)	142	5,250
Helmerich & Payne, Inc.	199	7,805
Hercules Offshore, Inc. (a)	333	7,676
Hess Corp.	83	7,539
Holly Corp.	293	14,187
Husky Energy, Inc.	44	1,822
Idemitsu Kosan Co. Ltd.	11	944
Imperial Oil Ltd.	51	2,507
ION Geophysical Corp. (a)	571	7,080
Japan Petroleum Exploration Co.	18	1,138
John Wood Group PLC	188	1,417
Lundin Petroleum AB (a)	116	1,139
Marathon Oil Corp.	236	11,077
Mariner Energy, Inc. (a)	553	13,858
National Fuel Gas Co.	142	6,122
National Oilwell Varco, Inc. (a)	178	10,721
Neste Oil OYJ	34	1,079
Nexen, Inc.	82	2,329
Niko Resources Ltd.	14	1,187
Nippon Mining Holdings, Inc.	352	2,072
Nippon Oil Corp.	554	3,756
Noble Corp.	467	20,441
Occidental Petroleum Corp.	271	18,393
Oceaneering International, Inc. (a)	97	5,585
Oil Search Ltd.	375	1,432
Oilexco, Inc. (a)	104	1,328
OMV AG	27	1,927
Oneok, Inc.	209	9,823
OPTI Canada, Inc. (a)	58	956
Origin Energy Ltd.	331	2,587
Parker Drilling Co. (a)	881	6,123
Patriot Coal Corp. (a)	131	5,207
Peabody Energy Corp.	113	6,104
Penn Virginia Corp.	248	10,567
Penn West Energy Trust	40	1,075
Petro-Canada	88	3,999
Pride International, Inc. (a)	280	8,879
Q-Cells AG (a)	14	1,302
Questar Corp.	291	14,815
Quicksilver Resources, Inc. (a)	118	6,706
Range Resources Corp.	250	13,055

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Renewable Energy Corp. AS (a)	31	782
Repsol YPF SA	140	4,441
Rowan Cos, Inc.	247	8,408
Royal Dutch Shell PLC - A Shares	438	15,665
Royal Dutch Shell PLC - B Shares	488	16,925
Saipem SpA	45	1,550
Santos Ltd.	226	2,455
SBM Offshore NV	30	861
Schlumberger Ltd.	626	47,238
Seacor Holdings, Inc. (a)	149	13,142
Seadrill Ltd. (a)	61	1,246
Showa Shell Sekiyu KK	100	874
Singapore Petroleum Co. Ltd.	291	1,294
Smith International, Inc.	348	18,865
Solarworld AG	26	1,148
Southwestern Energy Co. (a)	289	16,158
Spectra Energy Corp.	205	4,682
St Mary Land & Exploration Co.	409	14,409
StatoilHydro ASA	222	5,712
Stone Energy Corp. (a)	170	6,970
Suncor Energy, Inc.	81	7,615
Sunoco, Inc.	274	17,043
Sunpower Corp. (a)	56	3,869
Superior Energy Services (a)	418	16,758
Talisman Energy, Inc.	186	2,938
Technip SA	19	1,216
Tesoro Corp.	309	12,066
Tetra Technologies, Inc. (a)	304	4,758
TonenGeneral Sekiyu KK	127	1,098
Total SA	401	29,047
TransCanada Corp.	95	3,744
Transocean, Inc.	148	18,145
Tullow Oil PLC	127	1,508
Ultra Petroleum Corp. (a)	240	16,512
UTS Energy Corp. (a)	216	1,144
Valero Energy Corp.	179	10,595
Vestas Wind Systems A/S (a)	33	3,140
Weatherford International Ltd. (a)	168	10,384
WesternZagros Resources Ltd. (a)	36	77
W-H Energy Services, Inc. (a)	200	9,730
Woodside Petroleum Ltd.	170	7,063
XTO Energy, Inc.	238	12,362
		1,362,055

Financial (10.0%)
The 77 Bank Ltd.	188	1,172
ABN AMRO Holding NV	338	18,909
ACE Ltd.	105	6,126
ACo.m Co. Ltd.	35	862
Admiral Group PLC	75	1,462
Aegon NV	257	3,807
Aeon Credit Service Co. Ltd.	88	1,313

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Aeon Mall Co. Ltd.	41	1,049
Affiliated Managers Group, Inc. (a)	51	5,014
AGF Management Ltd.	36	881
Agile Property Holdings Ltd.	700	773
The Aichi Bank Ltd.	11	912
Aiful Corp.	50	1,013
Aioi Insurance Co. Ltd.	210	1,023
Alexandria Real Estate Equities	187	18,369
Allco Finance Group Ltd.	136	407
Alleanza Assicurazioni SpA	98	1,242
Alleghany Corp. (a)	10	3,780
Alliance & Leicester PLC	77	1,000
Allianz SE	79	14,121
Allied Irish Banks PLC	162	3,561
Allied World Assurance Co.	80	3,810
The Allstate Corp.	199	9,805
Alpha Bank AE	72	2,353
AMB Property Corp.	167	8,450
AMBAC Financial Group, Inc.	230	2,696
Amcore Financial, Inc.	186	4,124
American Express Co.	524	25,844
American Financial Group, Inc.	196	5,435
American Financial Realty Trust	1,148	9,448
American International Group, Inc.	811	44,735
American National Insurance	32	4,013
AmeriCredit Corp. (a)	241	3,208
Ameriprise Financial, Inc.	68	3,761
Amlin PLC	197	1,042
AMP Ltd.	710	5,346
Anchor BanCorp. Wisconsin, Inc.	167	4,175
Anglo Irish Bank Corp. PLC	128	1,796
Annaly Capital Management, Inc.	965	19,030
AON Corp.	85	3,699
Apartment Investment & Management Co.	169	6,699
Arch Capital Group Ltd. (a)	135	9,512
Arthur J Gallagher & Co.	198	5,031
Ascendas Real Estate Investments	696	1,066
Aspen Insurance Holdings Ltd.	155	4,374
Assicurazioni Generali SpA	214	9,051
Associated Banc-Corp.	242	6,820
Assurant, Inc.	230	14,925
Assured Guaranty Ltd.	99	2,342
Astoria Financial Corp.	178	4,838
ASX Ltd.	65	2,756
Australia & New Zealand Banking Group	693	16,157
AvalonBay Communities, Inc.	135	12,683
Aviva PLC	459	5,700
AXA Asia Pacific Holdings Ltd.	342	1,818
AXA SA	318	10,820
Axis Capital Holdings Ltd.	375	15,015
Babcock & Brown Ltd.	108	1,738
Baloise Holding AG	13	1,147

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Banca Monte dei Paschi di Siena	221	1,022
Banca Popolare di Milano Scarl	86	1,079
Banco BPI SA	134	662
Banco Comercial Portugues SA	593	1,839
Banco de Valencia SA	22	1,155
Banco Espirito Santo SA	53	928
Banco Popular Espanol SA	136	2,089
Banco Santander SA	1,107	19,475
BanCorpsouth, Inc.	530	12,996
Bank of America Corp.	1,638	72,645
Bank of East Asia Ltd.	589	3,335
The Bank of Ikeda Ltd.	28	1,032
Bank of Ireland	174	2,538
The Bank of Kyoto Ltd.	133	1,585
Bank of Montreal	89	5,030
The Bank of Nagoya Ltd.	199	1,235
The Bank of New York Mellon Corp.	329	15,341
Bank of Nova Scotia	175	8,399
Bank of Queensland Ltd.	82	1,085
The Bank of Yokohama Ltd.	533	3,454
Bankinter SA	72	1,108
Banque Cantonale Vaudoise	2	851
Barclays PLC	1,158	10,824
BB&T Corp.	176	6,385
Banco Bilbao Vizcaya Argentaria (BBVA)	629	13,161
The Bear Stearns Cos, Inc.	35	3,161
Bendigo Bank Ltd.	193	2,163
BioMed Realty Trust, Inc.	443	10,224
BNP Paribas	155	15,174
BOC Hong Kong Holdings Ltd.	1,356	3,349
BOK Financial Corp.	60	3,269
Bolsas Y Mercados Espanoles	22	1,342
Boston Properties, Inc.	51	4,688
Bradford & Bingley PLC	146	716
Brandywine Realty Trust	601	11,329
BRE Properties, Inc.	337	14,690
British Land Co. PLC	92	1,848
Brookfield Asset Management, Inc.	103	3,321
Cabcharge Australia Ltd.	117	974
Cambridge Industrial Trust	692	310
Camden Property Trust	95	4,688
Canadian Imperial Bank of Commerce	60	4,377
CapitaCommercial Trust	712	1,045
Capital One Financial Corp.	137	7,509
CapitaLand Ltd.	633	2,636
CapitalSource, Inc.	537	8,812
CapitaMall Trust	502	1,049
Cathay General BanCorp.	512	13,276
Cattles PLC	165	929
CB Richard Ellis Group, Inc. (a)	343	6,658
Centro Properties Group	321	190
CFS Retail Property Trust	760	1,437

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Challenger Financial Services	261	819
The Charles Schwab Corp.	508	11,328
Cheung Kong Holdings Ltd.	554	8,930
The Chiba Bank Ltd.	340	2,516
China Everbright Ltd. (a)	528	1,074
China Insurance International Holdings Co. (a)	504	1,025
China Overseas Land & Investments Ltd.	1,334	2,251
China Resources Land Ltd.	677	1,177
Chinese Estates Holdings Ltd.	681	1,114
Chubb Corp.	130	6,733
The Chugoku Bank Ltd.	93	1,321
Chuo Mitsui Trust Holdings, Inc.	374	2,568
Cigna Corp.	78	3,834
Cincinnati Financial Corp.	370	14,260
CIT Group, Inc.	435	12,163
CITIC International Financial Holdings Ltd.	1,483	810
Citigroup, Inc.	1,778	50,189
Citizens Republic BanCorp., Inc.	679	9,601
City Developments Ltd.	179	1,427
City National Corp.	80	4,550
CME Group, Inc.	17	10,521
CNP Assurances SA	9	1,091
The Colonial BancGroup, Inc.	313	4,914
Colonial Properties Trust	317	7,811
Comerica, Inc.	273	11,908
Commerce BanCorp., Inc.	543	20,694
Commerce Bancshares, Inc.	158	7,017
Commerce Group, Inc.	390	14,099
Commerzbank AG	106	3,190
Commonwealth Bank of Australia	489	21,653
Commonwealth Property Office Fund	909	1,133
CompuCredit Corp. (a)	306	4,498
Conseco, Inc. (a)	442	5,322
Corio NV	12	983
Corporate Office Properties Trust	194	6,214
Countrywide Financial Corp.	192	1,336
Cousins Properties, Inc.	263	6,996
Credit Agricole SA	132	4,022
Credit Saison Co. Ltd.	63	1,813
Credit Suisse Group	186	10,463
Cullen/Frost Bankers, Inc.	134	7,295
The Daishi Bank Ltd.	292	1,195
Daito Trust Cons Ltd.	34	1,832
Daiwa Securities Group, Inc.	529	4,666
Danske Bank A/S	84	2,970
DB RREEF Trust	1,097	1,559
DBS Group Holdings Ltd.	422	5,176
DCT Industrial Trust, Inc.	1,160	10,985
Delphi Financial Group, Inc.	1	16
Derwent London PLC	37	1,005
Deutsche Bank AG	93	10,442
Deutsche Boerse AG	36	6,293

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Deutsche Postbank AG	16	1,322
Dexia SA	99	2,370
DiamondRock Hospitality Co.	647	8,508
Digital Realty Trust, Inc.	313	11,183
Dime Community Bancshares, Inc.	270	4,058
DnB NOR ASA	130	1,672
Downey Financial Corp.	122	4,209
Duke Realty Corp.	376	8,889
EFG Eurobank Ergasias SA	48	1,335
Endurance Specialty Holdings Ltd.	119	4,822
Equity Lifestyle Properties, Inc.	91	3,974
Equity Residential Property Trust	106	3,965
Erie Indemnity Co.	99	5,012
Erste Bank der Oesterreichisch	39	2,099
Essex Property Trust, Inc.	159	16,474
Euler Hermes SA	8	838
Eurazeo	9	948
Everest Re Group Ltd.	143	14,542
Fairfax Financial Holdings Ltd.	6	1,958
Fannie Mae	320	10,835
Federal Realty Investment Trust	96	7,085
Federated Investors, Inc.	202	8,599
FelCor Lodging Trust, Inc.	427	5,769
Fidelity National Financial, Inc.	604	11,893
Fifth Third BanCorp.	151	4,092
First American Corp.	173	7,534
First BanCorp.	601	5,746
First Horizon National Corp.	255	5,526
The First Marblehead Corp.	126	2,071
First Midwest BanCorp., Inc.	343	10,702
First Niagara Financial Group	723	9,197
FirstFed Financial Corp. (a)	97	4,069
FirstMerit Corp.	514	11,498
FKP Property Group	208	876
FNB Corp.	541	8,423
Fonciere Des Regions	8	1,053
Fondiaria-Sai SpA	26	1,062
Forest City Enterprises, Inc.	99	3,945
Forestar Real Estate Group, Inc. (a)	271	6,190
Fortis	231	5,112
Franklin Resources, Inc.	72	7,505
Franklin Street Properties Corp.	576	8,266
Fraser and Neave Ltd.	414	1,402
Freddie Mac	214	6,503
Fremont General Corp.	489	1,614
Friedman Billings Ramsey Group	1,114	3,598
Friends Provident PLC	380	1,049
Frontier Financial Corp.	298	6,067
Fulton Financial Corp.	1,194	15,056
Genting International PLC (a)	2,111	909
Genworth Financial, Inc.	140	3,408
The Goldman Sachs Group, Inc.	121	24,293

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Goodman Group	556	2,183
GPT Group	776	2,608
Great Portland Estates PLC	94	903
Great-West Lifeco, Inc.	46	1,473
Greentown China Holdings Ltd.	519	618
Guaranty Financial Group, Inc. (a)	272	3,776
The Gunma Bank Ltd.	188	1,305
Guoco Group Ltd.	85	1,003
GZI Real Estate Investment Trust	1,038	389
The Hachijuni Bank Ltd.	196	1,344
Hammerson PLC	51	1,150
Hang Lung Group Ltd.	317	1,459
Hang Lung Properties Ltd.	695	2,705
Hang Seng Bank Ltd.	262	5,147
Hannover Rueckversicherung AG	28	1,250
Hartford Financial Services Group, Inc.	103	8,319
Hbos PLC	663	9,157
HCC Insurance Holdings, Inc.	227	6,324
HCP, Inc.	636	19,341
Health Care REIT, Inc.	619	26,549
Healthcare Realty Trust, Inc.	425	10,978
Helvetia Holding AG	3	1,077
Henderson Group PLC	311	646
Henderson Investment Ltd.	755	40
Henderson Land Development Corp.	415	3,550
The Higo Bank Ltd.	187	1,154
Hilb Rogal & Hobbs Co.	150	5,427
The Hiroshima Bank Ltd.	237	1,290
The Hokkoku Bank Ltd.	290	1,350
Hokuhoku Financial Group, Inc.	528	1,634
Home Properties, Inc.	136	6,527
Hong Kong Exchanges and Clearing Ltd.	403	8,310
Hongkong Land Holdings Ltd.	703	3,304
Hopewell Holdings Ltd.	286	1,238
Hopson Development Holdings Ltd.	345	619
Horace Mann Educators Corp.	274	5,033
Hospitality Properties Trust	190	6,451
Host Hotels & Resorts, Inc.	169	2,829
HRPT Properties Trust	2,097	16,671
HSBC Holdings PLC	2,072	30,986
Hudson City BanCorp., Inc.	1,271	20,819
Huntington Bancshares, Inc.	838	11,271
The Hyakugo Bank Ltd.	192	1,105
The Hyakujushi Bank Ltd.	246	1,254
Hypo Real Estate Holding AG	35	1,091
Hysan Development Co. Ltd.	479	1,404
ICAP PLC	128	1,719
IGM Financial, Inc.	25	1,105
Immoeast AG (a)	95	831
Immofinanz AG	98	923
Industrial Alliance Insurance	34	1,252
IndyMac BanCorp., Inc.	503	4,110

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ING Groep NV	370	11,929
ING Industrial Fund	585	1,059
ING Office Fund	865	989
Insurance Australia Group Ltd.	682	2,280
IntercontinentalExchange, Inc. (a)	122	17,075
International Bancshares Corp.	479	9,934
Intesa Sanpaolo SpA	1,704	12,043
Intesa Sanpaolo RNC	173	1,176
Invesco Ltd.	74	2,014
Investec PLC	99	832
Investment Technology Group, Inc. (a)	293	13,762
Investor AB - A Shares	48	926
Investor AB - B Shares	81	1,604
IPC Holdings Ltd.	132	3,396
Irish Life & Permanent PLC	51	798
iStar Financial, Inc.	355	9,471
IVG Immobilien AG	34	1,152
The Iyo Bank Ltd.	141	1,427
JafCo. Co. Ltd.	27	965
Janus Capital Group, Inc.	381	10,291
Japan Securities Finance Co. Ltd.	91	767
Jefferies Group, Inc.	217	4,388
Jones Lang LaSalle, Inc.	62	4,824
The Joyo Bank Ltd.	306	1,741
JPMorgan Chase & Co.	1,170	55,634
The Juroku Bank Ltd.	207	1,139
Jyske Bank A/S (a)	16	1,015
The Kagoshima Bank Ltd.	170	1,188
KBC Groep NV	30	3,792
The Keiyo Bank Ltd.	221	1,434
Keppel Land Ltd.	226	992
Kerry Properties Ltd.	172	1,139
KeyCorp.	100	2,615
Kilroy Realty Corp.	212	10,394
Kimco Realty Corp.	609	21,808
Kinnevik Investment AB	65	1,282
Klepierre	24	1,272
Knight Capital Group, Inc. (a)	860	14,405
Kowloon Development Co. Ltd.	564	1,292
LaBranche & Co., Inc. (a)	452	2,581
Land Securities Group PLC	78	2,471
LaSalle Hotel Properties	164	4,495
Legal & General Group PLC	1,157	3,039
Lehman Brothers Holdings, Inc.	175	11,230
Lend Lease Corp. Ltd.	132	1,687
Leopalace21 Corp.	51	1,235
Lexington Realty Trust	433	6,473
Liberty International PLC	59	1,254
Liberty Property Trust	186	5,972
Lincoln National Corp.	89	4,838
The Link REIT	630	1,585
Lloyds TSB Group PLC	998	8,683

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Loews Corp.	148	6,910
London Stock Exchange Group PLC	45	1,513
M&T Bank Corp.	21	1,927
The Macerich Co.	121	8,273
Mack-Cali Realty Corp.	137	4,866
Macquarie Communications Infrastructure Group	243	1,093
Macquarie CountryWide Trust	737	984
Macquarie Group Ltd.	96	5,593
Macquarie Infrastructure Group	1,019	2,777
Macquarie Office Trust	951	963
Man Group PLC	291	3,163
Manulife Financial Corp.	274	10,320
Mapfre SA	265	1,072
Markel Corp. (a)	17	7,871
Marsh & McLennan Cos, Inc.	178	4,913
Marshall & Ilsley Corp.	734	20,479
MBIA, Inc.	265	4,108
Mediobanca SpA	68	1,268
Meinl European Land Ltd. (a)	53	674
Mercury General Corp.	75	3,607
Merrill Lynch & Co., Inc.	270	15,228
MetLife, Inc.	148	8,728
Metrovacesa SA	11	1,350
MGIC Investment Corp.	168	3,108
Mid-America Apartment Communities	105	4,810
Millea Holdings, Inc.	313	11,804
Mirvac Group	383	1,706
Mitsubishi Estate Co. Ltd.	520	13,790
Mitsubishi UFJ Financial Group	4,117	39,995
Mitsubishi UFJ Lease & Finance Co. Ltd.	28	1,043
Mitsui Fudosan Co. Ltd.	334	7,633
Mitsui Sumitomo Insurance Co.	543	5,617
Mizuho Financial Group, Inc.	5	23,417
Mizuho Trust & Banking Co. Ltd.	649	1,086
Montpelier Re Holdings Ltd.	189	3,239
Morgan Stanley	316	15,620
Muenchener Rueckversicherungs AG	39	7,012
The Musashino Bank Ltd.	26	1,181
The Nanto Bank Ltd.	247	1,189
The Nasdaq Stock Market, Inc. (a)	165	7,635
National Australia Bank Ltd.	606	18,795
National Bank of Canada	29	1,459
National Bank of Greece SA	84	5,022
National City Corp.	250	4,448
National Financial Partners Co.	262	9,458
National Retail Properties, Inc.	657	14,927
Nationwide Financial Services, Inc.	351	15,504
Nationwide Health Properties, Inc.	814	25,690
New World Development Ltd.	851	2,576
New York Community BanCorp., Inc.	796	14,766
NewAlliance Bancshares, Inc.	726	8,930
Newcastle Investment Corp.	311	3,888

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nexity	16	723
Nipponkoa Insurance Co. Ltd.	305	2,797
The Nishi-Nippon City Bank Ltd.	371	998
Nissay Dowa General Insurance Co. Ltd.	221	1,168
Nomura Holdings, Inc.	723	10,695
Nomura Real Estate Holdings	41	877
Nordea Bank AB	368	4,957
Northern Rock PLC	75	160
Nymex Holdings, Inc.	21	2,415
NYSE Euronext	82	6,449
The Ogaki Kyoritsu Bank Ltd.	249	1,548
Okasan Holdings, Inc.	195	1,111
OKO Bank PLC	71	1,273
Old Mutual PLC	975	2,410
Old National BanCorp.	425	7,140
Old Republic International Corp.	529	7,898
OMX AB	41	1,698
Onex Corp.	40	1,203
ORIX Corp.	34	5,771
Oversea-Chinese Banking Corp.	937	4,926
Pacific Capital BanCorp. NA	419	9,009
Pargesa Holding SA	11	1,079
Park National Corp.	46	3,312
PartnerRe Ltd.	136	10,782
Pennsylvania Real Estate Investment Trust	269	7,169
Perpetual Ltd.	19	993
PFF BanCorp., Inc.	166	2,077
Philadelphia Consolidated Holding Corp. (a)	393	14,069
The Phoenix Cos, Inc.	742	8,036
Piper Jaffray Cos (a)	76	3,601
Piraeus Bank SA	60	1,897
Platinum Underwriters Holdings Ltd.	404	13,635
The PMI Group, Inc.	173	1,644
PNC Financial Services Group, Inc.	111	7,284
Popular, Inc.	510	6,895
Power Corp. Of Canada	56	1,985
Power Financial Corp.	41	1,492
Principal Financial Group, Inc.	75	4,471
ProAssurance Corp. (a)	129	7,443
Promise Co. Ltd.	46	1,488
Prosperity REIT	1,977	406
Protective Life Corp.	203	8,067
Provident Bankshares Corp.	189	3,918
Provident Financial Services, Inc.	366	5,033
Prudential Financial, Inc.	155	13,077
Prudential PLC	433	5,515
PSP Swiss Property AG	23	1,298
Public Storage, Inc.	54	4,226
QBE Insurance Group Ltd.	327	8,149
Quintain Estates & Development PLC	66	652
Radian Group, Inc.	161	1,472
Raiffeisen International Bank-Holding AG	8	1,006

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
RAIT Financial Trust	370	3,426
Ratos AB	39	993
Raymond James Financial, Inc.	267	7,500
Realty, Income Corp.	864	21,064
Redwood Trust, Inc.	243	10,087
Regency Centers Corp.	117	7,187
Regions Financial Corp.	227	5,729
Reinsurance Group of America, Inc.	59	3,420
RenaissanceRe Holdings Ltd.	182	10,372
Resolution PLC	121	1,722
Resona Holdings, Inc.	2	3,160
RLI Corp.	88	4,963
Royal & Sun Alliance Insurance Group PLC	529	1,427
Royal Bank of Canada	227	11,451
Royal Bank of Scotland Group PLC	1,674	12,717
Safeco Corp.	221	11,795
Sampo Oyj	88	2,286
San-In Godo Bank Ltd./The	142	1,131
Schroders PLC	49	1,058
Schweizerische National-Versic	1	730
Segro PLC	104	1,044
Selective Insurance Group	362	8,655
Senior Housing Properties Trust	576	12,897
The Senshu Bank Ltd.	488	1,069
The Shiga Bank Ltd.	192	1,266
Shimao Property Holdings Ltd.	465	817
Shinko Securities Co. Ltd.	254	987
Shinsei Bank Ltd.	560	2,559
The Shizuoka Bank Ltd.	269	2,957
Shui On Land Ltd.	1,186	1,235
Shun Tak Holdings Ltd.	799	1,109
Simon Property Group, Inc.	110	9,606
Singapore Exchange Ltd.	403	2,730
Sino Land Co	551	1,661
Skandinaviska Enskilda Banken	96	2,161
SL Green Realty Corp.	100	9,281
Societa Cattolica di Assicurazione	21	985
Societe Generale	82	10,146
Sompo Japan Insurance, Inc.	374	3,380
The South Financial Group, Inc.	500	8,640
Sovereign BanCorp., Inc.	747	9,315
St George Bank Ltd.	201	5,018
Standard Chartered PLC	248	8,212
Standard Life PLC	373	1,599
State Street Corp.	161	13,221
Sterling Bancshares, Inc.	540	5,416
Sterling Financial Corp.	352	6,262
Stockland Trust Group	527	3,430
Storebrand ASA	82	653
Strategic Hotels & Resorts, Inc.	512	7,347
Sumitomo Mitsui Financial Group	3	23,642
Sumitomo Realty & Development Ltd.	180	4,427

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sumitomo Trust & Banking Co. Ltd.	632	4,006
Sun Hung Kai Properties Ltd.	520	10,169
Sun Life Financial, Inc.	101	4,994
SunCorp.-Metway Ltd.	351	4,826
Sunstone Hotel Investors, Inc.	511	8,503
Suntec REIT	997	1,048
SunTrust Banks, Inc.	115	7,929
Suruga Bank Ltd.	100	1,187
Susquehanna Bancshares, Inc.	636	13,496
SVB Financial Group (a)	142	6,873
Svenska Handelsbanken AB	90	2,511
Swedbank AB	64	1,640
Swiss Life Holding	6	1,446
Swiss Reinsurance AG	66	4,910
SWS Group, Inc.	234	3,592
Sydbank A/S	24	857
Synovus Financial Corp.	632	8,349
T Rowe Price Group, Inc.	460	23,271
T&D Holdings, Inc.	93	5,003
Takefuji Corp.	51	1,444
Taubman Centers, Inc.	269	13,490
TCF Financial Corp.	251	5,334
TD Ameritrade Holding Corp. (a)	156	2,927
Thornburg Mortgage, Inc.	1,162	13,014
Tokai Tokyo Securities Co. Ltd.	221	989
Tokyo Tatemono Co. Ltd.	121	1,018
The Tokyo Tomin Bank Ltd.	36	1,000
Tokyu Land Corp.	173	1,391
Topdanmark A/S (a)	7	1,033
Torchmark Corp.	250	15,265
Toronto-Dominion Bank	127	8,602
The Travelers Cos, Inc.	216	10,390
Trustco Bank Corp.	476	4,903
Trustmark Corp.	440	10,124
TSX Group, Inc.	31	1,420
UBS AG	337	13,819
UCBH Holdings, Inc.	720	10,166
UDR, Inc.	277	6,324
Umpqua Holdings Corp.	536	8,790
Unibail-Rodamco	14	3,295
UniCredit SpA	2,174	15,955
UnionBanCal Corp.	108	5,298
Unione di Banche Italiane SCPA	113	2,815
Unipol Gruppo Finanziario SpA	369	1,035
United Bankshares, Inc.	302	9,712
United Industrial Corp. Ltd.	611	1,181
United Overseas Bank Ltd.	460	5,649
Unitrin, Inc.	127	5,226
Unum Group	991	22,416
UOL Group Ltd.	350	892
Urban Corp.	78	723

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
US BanCorp.	573	19,453
Valad Property Group	783	740
Valley National BanCorp	251	5,083
Ventas, Inc.	302	13,348
W Holding Co., Inc.	1,143	1,657
Wachovia Corp.	686	26,706
Waddell & Reed Financial, Inc.	174	5,773
Washington Federal, Inc.	595	14,530
Washington Mutual, Inc.	288	5,737
Webster Financial Corp.	373	12,634
Weingarten Realty Investors	163	5,480
Wells Fargo & Co.	1,121	38,125
Wereldhave NV	4	444
Westfield Group	684	11,343
Westpac Banking Corp.	695	15,936
Wheelock & Co. Ltd.	479	1,404
White Mountains Insurance Group Ltd.	13	6,305
Whitney Holding Corp.	468	12,561
Willis Group Holdings Ltd.	302	10,642
Wilmington Trust Corp.	136	4,742
Wing Hang Bank Ltd.	98	1,263
Wing Lung Bank Ltd.	118	1,324
Wing Tai Holdings Ltd.	506	821
WR Berkley Corp.	366	11,075
XL Capital Ltd.	56	2,520
Yamaguchi Financial Group, Inc.	100	1,332
The Yamanashi Chuo Bank Ltd.	201	1,197
Zenith National Insurance Corp.	257	10,234
Zurich Financial Services AG	26	7,361
		3,373,580

Health Care (4.2%)
Abbott Laboratories	504	28,375
Adams Respiratory Therapeutics (a)	170	10,193
Advanced Medical Optics, Inc. (a)	90	1,893
Aetna, Inc.	255	13,581
Alcon, Inc.	33	4,686
Alfresa Holdings Corp.	18	1,112
Alkermes, Inc. (a)	669	8,911
Allergan, Inc.	149	10,011
American Medical Systems Holdings (a)	298	4,258
Amerigroup Corp. (a)	340	12,757
AmerisourceBergen Corp.	319	14,881
Amylin Pharmaceuticals, Inc. (a)	228	6,760
Apria Healthcare Group, Inc. (a)	387	8,212
Arthrocare Corp. (a)	123	4,924
Astellas Pharma, Inc.	208	9,018
AstraZeneca PLC	265	11,035
Barr Pharmaceuticals, Inc. (a)	185	9,655
Baxter International, Inc.	322	19,558
Beckman Coulter, Inc.	105	6,983
Becton Dickinson & Co.	113	9,778

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
BioMarin Pharmaceutical, Inc. (a)	495	18,345
Biovail Corp.	66	901
Boston Scientific Corp. (a)	590	7,157
Bristol-Myers Squibb Co.	643	14,911
Brookdale Senior Living, Inc.	85	1,897
Celesio AG	20	1,170
Cephalon, Inc. (a)	111	7,285
Chugai Pharmaceutical Co. Ltd.	104	1,374
Cochlear Ltd.	24	1,501
Covance, Inc. (a)	108	8,981
Coventry Health Care, Inc. (a)	266	15,050
CR Bard, Inc.	179	17,286
Cubist Pharmaceuticals, Inc. (a)	226	3,840
CV Therapeutics, Inc. (a)	211	1,768
Daiichi Sankyo Co. Ltd.	265	7,950
Dainippon Sumitomo Pharma Co.	130	1,080
DaVita, Inc. (a)	178	9,496
Dentsply International, Inc.	241	9,956
Edwards Lifesciences Corp. (a)	303	14,020
Eisai Co. Ltd.	108	4,449
Elan Corp. PLC (a)	83	2,116
Eli Lilly & Co.	315	16,229
Endo Pharmaceuticals Holdings (a)	226	5,908
Essilor International SA	37	2,130
Express Scripts, Inc. (a)	98	6,614
Fisher & Paykel Healthcare Corp.	479	1,145
Forest Laboratories, Inc. (a)	135	5,369
Fresenius Medical Care AG & Co.	33	1,694
Gen-Probe, Inc. (a)	261	14,916
Getinge AB	56	1,305
Gilead Sciences, Inc. (a)	460	21,017
GlaxoSmithKline PLC	1,066	25,057
Grifols SA	59	1,425
Haemonetics Corp. (a)	109	6,523
Health Management Associates, Inc.	1,459	7,864
Health Net, Inc. (a)	188	8,740
Healthsouth Corp. (a)	419	7,131
Healthways, Inc. (a)	186	10,472
Hengan International Group Co.	366	1,338
Henry Schein, Inc. (a)	151	8,778
Herbalife Ltd.	78	3,095
Hillenbrand Industries, Inc.	131	6,775
Hisamitsu Pharmaceutical Co., Inc.	44	1,485
Hologic, Inc. (a)	674	43,379
Humana, Inc. (a)	266	21,360
Idexx Laboratories, Inc. (a)	311	17,531
Immucor, Inc. (a)	460	13,266
Intuitive Surgical, Inc. (a)	73	18,542
Invacare Corp.	194	4,722
Inverness Medical Innovations, Inc. (a)	413	18,606
Johnson & Johnson	1,041	65,854

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Kinetic Concepts, Inc. (a)	90	4,480
King Pharmaceuticals, Inc. (a)	483	5,067
Kyowa Hakko Kogyo Co. Ltd.	147	1,465
Laboratory Corporation of America Holdings (a)	199	14,702
Luxottica Group SpA	34	961
Magellan Health Services, Inc. (a)	258	11,285
Medarex, Inc. (a)	517	5,165
Medco Health Solutions, Inc. (a)	238	11,919
Mediceo Paltac Holdings Co. Ltd.	84	1,394
The Medicines Co. (a)	200	3,424
Medicis Pharmaceutical Corp.	231	4,692
Medtronic, Inc.	562	26,172
Mentor Corp.	143	4,951
Merck & Co., Inc.	757	35,034
Merck KGAA	11	1,358
Miraca Holdings, Inc.	67	1,673
Mitsubishi Tanabe Pharma Corp.	106	1,281
Mylan, Inc.	694	10,348
NBTY, Inc. (a)	398	9,640
Neurocrine Biosciences, Inc. (a)	136	733
Nobel Biocare Holding AG	4	982
Novartis AG	440	22,187
Novo Nordisk A/S	68	4,232
Odyssey HealthCare, Inc. (a)	323	2,846
Omnicare, Inc.	271	6,000
Ono Pharmaceutical Co. Ltd.	44	2,160
Onyx Pharmaceuticals, Inc. (a)	283	13,451
OSI Pharmaceuticals, Inc. (a)	86	3,430
Parkway Holdings Ltd.	485	1,222
Patterson Cos, Inc. (a)	219	7,017
Pediatrix Medical Group, Inc. (a)	250	17,023
Perrigo Co.	680	20,971
Pfizer, Inc.	2,487	58,171
PharMerica Corp. (a)	195	2,894
Psychiatric Solutions, Inc. (a)	353	10,650
Quest Diagnostics, Inc.	67	3,304
Resmed, Inc. (a)	130	6,055
Respironics, Inc. (a)	124	8,123
Rhoen Klinikum AG	43	1,145
Roche Holding AG BR	6	1,194
Roche Holding AG Genus	124	22,464
Rohto Pharmaceutical Co. Ltd.	119	1,448
Sanofi-Aventis SA	184	14,872
Santen Pharmaceutical Co. Ltd.	53	1,408
Schering-Plough Corp.	902	17,652
Sepracor, Inc. (a)	180	5,083
Shimadzu Corp.	111	979
Shionogi & Co. Ltd.	123	2,313
Shire PLC	98	1,734
Sierra Health Services, Inc. (a)	336	14,441
Sigma Pharmaceuticals Ltd.	783	1,053
Smith & Nephew PLC	165	2,238

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sonic Healthcare Ltd.	105	1,534
Sonova Holding AG	13	1,149
St Jude Medical, Inc. (a)	145	5,874
Stada Arzneimittel AG	19	1,188
STERIS Corp.	445	11,027
Straumann Holding AG	4	1,021
Stryker Corp.	158	10,581
Sunrise Senior Living, Inc. (a)	180	5,168
Suzuken Co. Ltd.	40	1,456
Symbion Health Ltd.	350	1,239
Synthes, Inc.	11	1,402
Sysmex Corp.	32	1,333
Taisho Pharmaceutical Co. Ltd.	90	1,866
Takeda Pharmaceutical Co. Ltd.	316	19,168
Techne Corp. (a)	207	13,455
Tenet Healthcare Corp. (a)	5,464	24,206
Terumo Corp.	77	4,193
Theravance, Inc. (a)	195	3,847
Tsumura & Co.	72	1,540
UCB SA	22	1,063
United Therapeutics Corp. (a)	133	11,169
UnitedHealth Group, Inc.	652	33,148
Universal Health Services, Inc.	85	4,006
Varian Medical Systems, Inc. (a)	215	11,178
VCA Antech, Inc. (a)	417	16,121
Ventana Medical Systems, Inc. (a)	180	16,029
Watson Pharmaceuticals, Inc. (a)	208	5,431
WellCare Health Plans, Inc. (a)	59	2,772
WellPoint, Inc. (a)	191	14,936
West Pharmaceutical Services, Inc.	176	6,882
William Demant Holding A/S (a)	12	802
Wyeth	436	17,353
Zimmer Holdings, Inc. (a)	103	8,062
		1,410,069

Holding Companies (0.1%)
China Merchants Holdings International Co.	375	1,811
China Resources Enterprise Ltd.	405	1,345
Citic Pacific Ltd.	285	1,413
First Pacific Co.	1,706	1,210
GEA Group AG	38	1,165
Groupe Bruxelles Lambert SA	15	1,730
Guangdong Investment Ltd.	1,859	849
Guangzhou Investment Co. Ltd.	3,893	779
Hutchison Whampoa Ltd.	810	7,915
IFIL - Investments SpA	116	927
Jardine Matheson Holdings Ltd.	166	4,230
Jardine Strategic Holdings Ltd.	144	2,088
LVMH Moet Hennessy Louis Vuitton	45	4,586
Noble Group Ltd.	1,112	1,373
Shanghai Industrial Holdings Ltd.	286	1,062
Sherritt International Corp.	82	1,093
Swire Pacific Ltd. - A Shares	296	4,024

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Swire Pacific Ltd. - B Shares	544	1,379
Washington H Soul Pattinson & Co.	147	1,036
Wendel	7	697
Wharf Holdings Ltd.	465	2,475
		43,187

Industrial (6.1%)
3M Co.	210	16,727
AAR Corp. (a)	150	4,419
ABB Ltd.	400	9,919
Acciona SA	5	1,261
ACS Actividades de Construccio	35	1,822
Actuant Corp.	370	10,112
Acuity Brands, Inc.	179	8,146
Advantest Corp.	63	1,383
Aeroports de Paris	11	1,224
AGFA-Gevaert NV	59	653
Agilent Technologies, Inc. (a)	175	5,934
Albany International Corp.	232	8,122
Alfa Laval AB	19	1,011
Alliant Techsystems, Inc. (a)	193	20,429
Allied Waste Industries, Inc. (a)	639	6,294
Alps Electric Co. Ltd.	125	1,440
Alstom	18	3,578
Amada Co. Ltd.	149	1,281
Amcor Ltd.	341	2,109
Amec PLC	95	1,292
American Commercial Lines, Inc. (a)	367	7,435
Ametek, Inc.	180	7,927
Amphenol Corp.	301	12,022
Ansell Ltd.	123	1,301
Applera Corp. - Applied Biosystems	414	13,053
Aptargroup, Inc.	332	12,523
Arkansas Best Corp.	183	5,635
Arriva PLC	77	1,126
Arrow Electronics, Inc. (a)	215	7,357
Asahi Glass Co. Ltd.	445	5,541
Assa Abloy AB	58	1,003
Astec Industries, Inc. (a)	68	2,099
Auckland International Airport	488	1,059
Avnet, Inc. (a)	260	9,259
BAE Systems PLC	596	5,511
Balfour Beatty PLC	141	1,185
BE Aerospace, Inc. (a)	459	17,722
Belden, Inc.	294	12,436
Bemis Co., Inc.	252	6,849
Benchmark Electronics, Inc. (a)	488	8,662
Bilfinger Berger AG	14	877
Boeing Co.	351	29,196
Bombardier, Inc. (a)	253	1,247
Boral Ltd.	226	1,215
Bouygues	48	3,664

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Briggs & Stratton Corp.	442	9,216
The Brink's Co.	266	16,128
Brother Industries Ltd.	105	1,303
Bucyrus International, Inc.	182	16,873
Burlington Northern Santa Fe	101	8,739
CAE, Inc.	97	1,090
Campbell Brothers Ltd.	54	1,341
Canadian National Railway Co.	84	4,251
Canadian Pacific Railway Ltd.	26	1,736
Carlisle Cos, Inc.	318	10,589
Casio Computer Co. Ltd.	99	1,043
Central Glass Co. Ltd.	223	830
Ceradyne, Inc. (a)	105	5,056
CH Robinson Worldwide, Inc.	294	16,329
Charter PLC (a)	53	729
Checkpoint Systems, Inc. (a)	247	5,869
Cheung Kong Infrastructure Holdings Co.	347	1,313
China Grand Forestry Resources (a)	3,038	429
Chiyoda Corp.	66	770
Cie de Saint-Gobain SA	65	5,033
Ciments Francais SA	5	753
Cimpor Cimentos de Portugal SG	125	977
Commercial Metals Co.	325	9,214
Cobham PLC	319	1,170
Coherent, Inc. (a)	129	3,354
ComfortDelgro Corp. Ltd.	916	1,008
Comsys Holdings Corp.	112	964
Cookson Group PLC	88	965
Cooper Industries Ltd.	326	14,520
Cosco Corp. Singapore Ltd.	367	1,153
CRH PLC	96	3,626
CSR Ltd.	434	1,214
CTS Corp.	292	3,095
Cummins, Inc.	320	15,450
Cymer, Inc. (a)	150	4,052
Daifuku Co. Ltd.	100	1,359
Daiichi Chuo Kisen Kaisha	169	939
Daikin Industries Ltd.	100	4,486
Dainippon Screen Manufacturing Co.	169	842
Danaher Corp.	119	8,860
Deere & Co.	220	19,307
Deutsche Post AG	148	4,772
Dionex Corp. (a)	80	5,608
Disco Corp.	23	997
Donaldson Co., Inc.	351	14,707
Downer EDI Ltd.	207	993
DRS Technologies, Inc.	211	11,324
Dyno Nobel Ltd.	677	1,226
EADS	61	1,546
Eagle Materials, Inc.	200	7,540
East Japan Railway Co.	2	16,533
Eastman Kodak Co.	647	12,895

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Eaton Corp.	364	30,125
Ebara Corp.	260	814
Eiffage SA	10	874
EMCOR Group, Inc. (a)	263	5,768
Energizer Holdings, Inc. (a)	95	8,894
Energy Conversion Devices, Inc. (a)	163	3,762
ESCO Technologies, Inc. (a)	105	3,936
Esterline Technologies Corp. (a)	166	7,734
Expeditors International Washington, Inc.	362	17,119
Fanuc Ltd.	75	6,616
Fomento de Construcciones y Contratas (FCC)	14	926
FedEx Corp.	91	8,507
Finmeccanica SpA	51	1,514
Finning International, Inc.	48	1,259
Firstgroup PLC	96	1,261
Fletcher Building Ltd.	179	1,422
Flir Systems, Inc. (a)	241	7,297
Flowserve Corp.	97	7,966
FLSmidth & Co.	14	1,226
Fluor Corp.	140	17,034
Forward Air Corp.	120	3,720
Foster Wheeler Ltd. (a)	270	18,487
Fuji Electric Holdings Co. Ltd.	299	1,001
FUJIFILM Holdings Corp.	195	7,629
Fujikura Ltd.	200	974
Funai Electric Co. Ltd.	22	817
Furukawa Electric Co. Ltd.	268	1,074
Futuris Corp. Ltd.	605	1,247
Gamesa Corp. Tecnologica SA	30	1,130
Gardner Denver, Inc. (a)	346	11,224
Garmin Ltd.	63	4,545
General Cable Corp. (a)	261	15,141
General Dynamics Corp.	110	9,291
General Electric Co.	3,680	130,309
General Maritime Corp.	171	4,248
Gentex Corp.	290	4,599
Glory Ltd.	46	939
Go-Ahead Group PLC	22	948
GrafTech International Ltd. (a)	724	10,896
Granite Construction, Inc.	142	5,406
Grupo Ferrovial SA	14	895
Hamamatsu Photonics KK	39	1,346
Hankyu Hanshin Holdings, Inc.	483	2,239
Harsco Corp.	143	8,140
HeidelbergCement AG	8	1,197
Heidelberger Druckmaschinen AG	25	684
Hirose Electric Co. Ltd.	14	1,426
Hitachi Cable Ltd.	202	1,045
Hitachi Construction Machinery	35	811
Hitachi Koki Co. Ltd.	70	997
Hitachi Ltd.	1,264	9,450
Hitachi Zosen Corp. (a)	642	706

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hochtief AG	12	1,199
Holcim Ltd.	35	3,387
Honeywell International, Inc.	232	13,704
Hong Kong Aircraft Engineering Co. Ltd.	71	1,592
Horiba Ltd.	32	936
HOYA Corp.	163	4,453
Hubbell, Inc.	105	5,006
Ibiden Co. Ltd.	56	3,528
IDEX Corp.	403	12,586
IHI Corp.	557	1,100
Iino Kaiun Kaisha Ltd.	96	835
Imerys SA	13	1,003
IMI PLC	104	771
Ingersoll-Rand Co. Ltd.	101	3,992
Insituform Technologies, Inc. (a)	220	2,794
Intermec, Inc. (a)	191	3,805
Invensys PLC	161	720
Itron, Inc. (a)	159	13,102
ITT Corp.	289	17,175
Jacobs Engineering Group, Inc. (a)	209	15,976
Japan Airport Terminal Co. Ltd.	71	988
The Japan Steel Works Ltd.	141	2,059
JGC Corp.	96	1,595
JM AB	41	767
Joy Global, Inc.	186	11,727
JS Group Corp.	104	1,809
Kajima Corp.	400	1,283
Kawasaki Heavy Industries Ltd.	591	1,484
Kawasaki Kisen Kaisha Ltd.	223	2,154
Kaydon Corp.	116	5,068
Keihan Electric Railway Co. Ltd.	348	1,512
Keihin Electric Express Railway Co. Ltd.	205	1,382
Keio Corp.	219	1,291
Keisei Electric Railway Co. Ltd.	243	1,323
Kemet Corp. (a)	693	3,611
Kennametal, Inc.	386	11,823
Keyence Corp.	14	2,979
Kinden Corp.	140	1,178
Kingspan Group PLC	52	723
Kintetsu Corp.	645	2,178
Kirby Corp. (a)	88	4,046
Kitz Corp.	123	583
Komatsu Ltd.	354	8,523
Komori Corp.	54	1,143
Kone OYJ	18	1,192
Konecranes Oyj	30	905
Konica Minolta Holdings, Inc.	201	3,223
Koninklijke BAM Groep NV	43	802
Kubota Corp.	432	3,108
Kuehne & Nagel International AG	13	1,179
Kurita Water Industries Ltd.	42	1,355
Kyocera Corp.	71	5,655

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Kyowa Exeo Corp.	109	848
L-3 Communications Holdings, Inc.	217	24,050
Lafarge SA	26	4,077
Landstar System, Inc.	340	17,010
Leggett & Platt, Inc.	362	6,885
Legrand SA	36	1,094
Leighton Holdings Ltd.	49	2,174
Lincoln Electric Holdings, Inc.	210	12,947
Littelfuse, Inc. (a)	86	2,614
Mabuchi Motor Co. Ltd.	20	1,112
Macquarie Airports	616	2,137
Makino Milling Machine Co. Ltd.	93	598
Makita Corp.	55	2,038
MAN AG	17	2,095
The Manitowoc Co., Inc.	208	7,929
Martin Marietta Materials, Inc.	72	8,836
Maruichi Steel Tube Ltd.	47	1,423
Masco Corp.	665	15,248
Matsushita Electric Works Ltd.	137	1,437
Matthews International Corp.	211	10,312
McDermott International, Inc. (a)	391	18,447
Meggitt PLC	198	1,123
Methode Electronics, Inc.	234	2,836
Metso Oyj	22	1,021
Mettler Toledo International, Inc. (a)	64	6,355
Mine Safety Appliances Co.	119	5,311
Minebea Co. Ltd.	229	1,219
MISUMI Group, Inc.	73	1,186
Mitsubishi Electric Corp.	814	7,410
Mitsubishi Heavy Industries Ltd.	1,274	5,212
Mitsui Engineering & Shipbuilding Co. Ltd.	294	973
Mitsui OSK Lines Ltd.	454	5,525
Mitsumi Electric Co. Ltd.	32	882
Molex, Inc.	157	3,657
Monadelphous Group Ltd.	89	911
Moog, Inc. (a)	251	11,556
Mori Seiki Co. Ltd.	38	673
MTR Corp.	494	1,894
MTU Aero Engines Holding AG	18	957
Mueller Industries, Inc.	254	7,112
Mueller Water Products, Inc.	356	3,054
Murata Manufacturing Co. Ltd.	84	4,155
Nabtesco Corp.	83	1,007
Nachi-Fujikoshi Corp.	247	848
Nagoya Railroad Co. Ltd.	424	1,304
Nankai Electric Railway Co. Ltd.	418	1,297
National Express Group PLC	53	1,237
National Instruments Corp.	381	10,234
NCI Building Systems, Inc. (a)	110	3,164
NEC Corp.	769	3,153
Neptune Orient Lines Ltd.	335	754
Newport Corp. (a)	189	1,985

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nexans SA	7	763
NGK Insulators Ltd.	112	2,886
Nichias Corp.	123	466
Nichicon Corp.	79	619
Nidec Corp.	46	3,015
Nikon Corp.	132	3,600
Nippon Chemi-Con Corp.	117	495
Nippon Electric Glass Co. Ltd.	139	2,080
Nippon Express Co. Ltd.	360	1,923
Nippon Sheet Glass Co. Ltd.	253	1,154
Nippon Yusen KK	464	3,783
Nishi-Nippon Railroad Co. Ltd.	343	1,174
Nordson Corp.	202	10,076
Norfolk Southern Corp.	136	7,397
Norsk Hydro ASA	128	1,500
Northrop Grumman Corp.	104	8,253
NSK Ltd.	183	1,592
NTN Corp.	169	1,222
Obayashi Corp.	273	1,551
Odakyu Electric Railway Co. Ltd.	235	1,551
Okuma Corp.	76	673
Old Dominion Freight Line, Inc. (a)	173	5,043
Olympus Corp.	94	3,147
Omron Corp.	89	1,837
Orbotech Ltd. (a)	268	4,594
Orient Overseas (International) Ltd.	104	627
OSG Corp.	88	885
Owens-Illinois, Inc. (a)	413	20,815
Pacer International, Inc.	215	3,683
Pacific Basin Shipping Ltd.	842	1,183
Packaging Corp. of America	196	4,751
Pall Corp.	336	12,395
Panalpina Welttransport Holdings AG	6	919
Park Electrochemical Corp.	69	1,634
Parker Hannifin Corp.	307	20,756
Pentair, Inc.	203	6,447
Power-One, Inc. (a)	659	1,509
Precision Castparts Corp.	68	7,738
Regal-Beloit Corp.	131	4,968
Republic Services, Inc.	445	13,350
Rexam PLC	122	1,016
Rheinmetall AG	14	988
Rieter Holding AG	2	717
Rinnai Corp.	42	1,351
Rockwell Automation, Inc.	60	3,421
Rockwell Collins, Inc.	284	17,949
Rolls-Royce Group PLC	320	2,999
Roper Industries, Inc.	150	8,388
Royal Philips	202	7,864
Ryder System, Inc.	148	7,705
Sacyr Vallehermoso SA	27	855
Safran SA	49	799

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Sagami Railway Co. Ltd.	380	1,437
Sankyu, Inc.	249	1,264
Sanmina-SCI Corp. (a)	4,555	7,151
Sanwa Holdings Corp.	210	1,011
Sanyo Electric Co. Ltd.	804	1,074
Schindler Holding AG	19	1,133
Schneider Electric SA	43	4,931
Seino Holdings Corp.	128	864
SembCorp. Industries Ltd.	331	1,061
SembCorp. Marine Ltd.	463	1,013
Sharp Corp.	414	7,160
Shima Seiki Manufacturing Ltd.	29	1,197
Shimizu Corp.	276	1,412
Siemens AG	149	19,178
SIG PLC	47	785
Sims Group Ltd.	54	1,365
Singapore Post Ltd.	1,519	1,158
Skanska AB	70	1,188
SMC Corp.	24	2,690
Snap-On, Inc.	300	14,736
SNC-Lavalin Group, Inc.	34	1,462
SonoCo. Products Co.	285	8,795
Spirit Aerosystems Holdings In (a)	602	16,627
ST Engineering	511	1,204
Stanley Electric Co. Ltd.	70	1,412
The Stanley Works	228	11,710
Star Micronics Co. Ltd.	42	691
Stericycle, Inc. (a)	152	9,008
STX Pan Ocean Co. Ltd.	804	1,384
Sulzer AG	1	1,050
Sumitomo Electric Industries Ltd.	287	4,189
Sumitomo Heavy Industries Ltd.	229	1,897
Tadano Ltd.	86	808
Taiheiyo Cement Corp.	360	775
Taisei Corp.	405	1,188
Taiyo Yuden Co. Ltd.	57	670
Techtronic Industries Co.	1,047	1,078
Teekay Corp.	115	5,440
Teledyne Technologies, Inc. (a)	145	7,486
Teleflex, Inc.	254	15,016
Tenaris SA	83	1,635
Terex Corp. (a)	174	10,224
Tetra Tech, Inc. (a)	516	10,160
Texas Industries, Inc.	114	6,460
Textron, Inc.	95	5,325
Thales SA	22	1,264
THK Co. Ltd.	52	1,032
Thomas & Betts Corp. (a)	99	4,480
Timken Co.	152	4,595
Titan Cement Co. SA	24	1,085
TNT NV	69	2,542
Tobu Railway Co. Ltd.	325	1,583

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Toda Corp.	228	1,188
Toho Zinc Co. Ltd.	129	571
Tokyo Seimitsu Co. Ltd.	37	743
Tokyu Corp.	401	2,493
Toll Holdings Ltd.	226	2,228
Tomkins PLC	258	894
Toshiba Corp.	1,221	8,244
Toyo Seikan Kaisha Ltd.	73	1,326
Transfield Services Ltd.	128	1,275
Transpacific Industries Group Ltd.	109	720
Transport International Holding Ltd.	231	1,019
Travis Perkins PLC	32	736
Tredegar Corp.	242	3,354
Trimble Navigation Ltd. (a)	213	5,634
Trinity Industries, Inc.	135	3,823
Tsubakimoto Chain Co.	171	966
Tyco International Ltd.	160	6,298
Ulvac, Inc.	30	1,306
Union Pacific Corp.	87	10,878
United Group Ltd.	78	1,058
United Technologies Corp.	350	25,694
URS Corp. (a)	501	21,998
Ushio, Inc.	65	1,323
UTi Worldwide, Inc.	125	2,338
Vallourec SA	9	1,785
Varian, Inc. (a)	201	10,904
Venture Corp. Ltd.	124	893
Vishay Intertechnology, Inc. (a)	359	3,766
Wabtec Corp.	202	6,947
Wartsila Oyj	18	1,141
Waste Connections, Inc. (a)	444	12,947
Waste Management, Inc.	170	5,515
Waters Corp. (a)	172	9,881
The Weir Group PLC	83	1,226
Werner Enterprises, Inc.	473	9,635
Wesfarmers Ltd.	259	8,195
Wienerberger AG	18	820
WorleyParsons Ltd.	74	2,604
Worthington Industries, Inc.	476	7,802
Yamatake Corp.	41	1,004
Yamato Holdings Co. Ltd.	169	2,352
Yaskawa Electric Corp.	102	1,071
YIT OYJ	39	816
Yokogawa Electric Corp.	91	881
YRC Worldwide, Inc. (a)	398	7,287
Zardoya Otis SA	40	933
Zebra Technologies Corp. (a)	117	3,593
Zodiac SA	17	862
		2,050,575

Technology (4.1%)
ACI Worldwide, Inc. (a)	236	3,516

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Actel Corp. (a)	202	2,406
Activision, Inc. (a)	497	12,857
Adobe Systems, Inc. (a)	323	11,282
Advanced Micro Devices, Inc. (a)	947	7,235
Advent Software, Inc. (a)	75	3,387
Affiliated Computer Services, Inc. (a)	155	7,556
Agilysys, Inc.	160	2,435
Altera Corp.	601	10,151
Amkor Technology, Inc. (a)	726	5,547
Analog Devices, Inc.	154	4,367
Ansys, Inc. (a)	462	16,128
Apple, Inc. (a)	467	63,213
Applied Materials, Inc.	682	12,221
ARM Holdings PLC	414	955
ASM Pacific Technology	135	782
ASML Holding NV (a)	72	1,901
ATMI, Inc. (a)	146	3,840
Atos Origin SA (a)	21	1,037
Autodesk, Inc. (a)	393	16,172
Automatic Data Processing, Inc.	235	9,534
Autonomy Corp. PLC (a)	73	1,319
Avid Technology, Inc. (a)	168	4,355
Axcelis Technologies, Inc. (a)	822	3,280
BEA Systems, Inc. (a)	1,072	20,036
BMC Software, Inc. (a)	345	11,054
Borland Software Corp. (a)	683	1,708
Brocade Communications Systems (a)	1,125	7,751
Brooks Automation, Inc. (a)	738	9,070
CA, Inc.	241	5,309
Cabot Microelectronics Corp. (a)	99	3,423
CACI International, Inc. (a)	126	5,492
Canon, Inc.	471	20,287
Cap Gemini SA	26	1,400
Cerner Corp. (a)	107	5,607
CGI Group, Inc. (a)	121	1,211
Ciber, Inc. (a)	478	2,304
Citrix Systems, Inc. (a)	307	10,628
Cognizant Technology Solutions (a)	488	13,615
Cognos, Inc. (a)	31	1,791
Computer Sciences Corp. (a)	395	16,716
Computershare Ltd.	189	1,342
Compuware Corp. (a)	658	5,593
Conexant Systems, Inc. (a)	4,069	2,808
CSG Systems International, Inc. (a)	260	3,318
CSK Holdings Corp.	39	1,065
Dassault Systemes SA	21	1,162
Dell, Inc. (a)	992	19,880
DSP Group, Inc. (a)	232	2,656
DST Systems, Inc. (a)	86	6,149
Dun & Bradstreet Corp.	100	9,198
Electronic Arts, Inc. (a)	132	6,253
Electronics for Imaging (a)	373	5,505

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
EMC Corp. (a)	1,038	16,473
Emulex Corp. (a)	600	9,360
Entegris, Inc. (a)	784	6,037
Factset Research Systems, Inc.	75	4,195
Fidelity National Information Services, Inc.	325	13,796
Fiserv, Inc. (a)	284	14,589
Formfactor, Inc. (a)	346	8,380
Fujitsu Ltd.	785	5,094
Global Payments, Inc.	134	5,012
Hewlett-Packard Co.	1,351	59,106
Hutchinson Technology, Inc. (a)	157	2,476
IBM Corp.	498	53,455
Ikon Office Solutions, Inc.	279	2,282
Imation Corp.	204	5,286
Indra Sistemas SA	47	1,206
Infineon Technologies AG (a)	132	1,337
Informatica Corp. (a)	355	6,855
Intel Corp.	3,050	64,660
International Rectifier Corp. (a)	121	3,367
Intersil Corp.	271	6,241
Intuit, Inc. (a)	532	16,327
Itochu Techno-Solutions Corp.	34	978
Jack Henry & Associates, Inc.	581	14,281
Kla-Tencor Corp.	82	3,426
Konami Corp.	55	1,655
Kulicke & Soffa Industries, Inc. (a)	331	1,784
Lam Research Corp. (a)	229	8,791
Lattice Semiconductor Corp. (a)	866	2,295
Lenovo Group Ltd.	1,859	1,280
Linear Technology Corp.	275	7,609
LogicaCMG PLC	395	846
Logitech International SA (a)	46	1,387
Marvell Technology Group Ltd. (a)	196	2,327
Mastercard, Inc.	126	26,082
Maxim Integrated Products, Inc.	137	2,693
MEMC Electronic Materials, Inc. (a)	115	8,218
Metavante Technologies, Inc. (a)	416	9,214
Micrel, Inc.	462	2,818
Micros Systems, Inc. (a)	214	13,178
Microsemi Corp. (a)	468	10,633
Microsoft Corp.	4,375	142,625
Misys PLC	255	882
National Semiconductor Corp.	436	8,035
Navteq Corp. (a)	166	12,267
NCR Corp. (a)	300	6,444
Neopost SA	9	908
Network Appliance, Inc. (a)	161	3,738
Nomura Research Institute Ltd.	61	1,609
Novell, Inc. (a)	713	4,535
Novellus Systems, Inc. (a)	258	6,130
Nvidia Corp. (a)	278	6,836
Obic Co. Ltd.	6	1,130

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ON Semiconductor Corp. (a)	500	3,240
Oracle Corp. (a)	1,935	39,764
Oracle Corp. Japan	28	1,222
Otsuka Corp.	13	1,007
Palm, Inc. (a)	641	3,474
Parametric Technology Corp. (a)	784	12,897
Paychex, Inc.	144	4,712
Perot Systems Corp. (a)	604	7,333
Photronics, Inc. (a)	316	3,852
Pitney Bowes, Inc.	76	2,789
PMC - Sierra, Inc. (a)	1,465	6,871
QLogic Corp. (a)	402	5,749
Quantum Corp. (a)	1,401	3,222
Rambus, Inc. (a)	187	3,639
Red Hat, Inc. (a)	327	6,108
Research In Motion Ltd. (a)	84	7,869
RiCo.h Co. Ltd.	279	4,366
Rohm Co. Ltd.	41	3,019
Sage Group PLC	265	1,162
Salesforce.com, Inc. (a)	157	8,208
SanDisk Corp. (a)	99	2,520
SAP AG	158	7,538
SEI Investments Co.	242	6,703
Seiko Epson Corp.	61	1,471
Semiconductor Manufacturing In (a)	9,582	774
Semtech Corp. (a)	426	5,440
Shinko Electric Industries Co.	51	856
Silicon Laboratories, Inc. (a)	357	11,153
Silicon Storage Technology, Inc. (a)	794	2,255
Skyworks Solutions, Inc. (a)	1,096	8,823
Square Enix Co. Ltd.	43	1,233
SRA International, Inc. (a)	175	4,800
STMicroelectronics NV	117	1,452
Sun Microsystems, Inc. (a)	294	5,145
Sybase, Inc. (a)	780	22,012
Synopsys, Inc. (a)	396	8,720
Take-Two Interactive Software (a)	386	6,346
TDK Corp.	50	3,188
Teradata Corp. (a)	221	5,264
Teradyne, Inc. (a)	483	5,299
Tessera Technologies, Inc. (a)	310	12,143
Texas Instruments, Inc.	712	22,022
THQ, Inc. (a)	449	8,086
Tokyo Electron Ltd.	63	3,768
TomTom NV (a)	19	1,036
Total System Services, Inc.	306	7,065
Trident Microsystems, Inc. (a)	234	1,177
TriQuint Semiconductor, Inc. (a)	1,142	5,413
Unisys Corp. (a)	726	3,020
Varian Semiconductor Equipment Associates, Inc. (a)	487	15,686
VeriFone Holdings, Inc. (a)	104	2,035
Western Digital Corp. (a)	494	13,066

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Wincor Nixdorf AG	14	1,086
Wind River Systems, Inc. (a)	510	4,279
Xerox Corp.	406	6,252
Xilinx, Inc.	666	14,565
		1,390,169

Utilities (2.6%)
A2A SpA	372	1,485
The AES Corp. (a)	281	5,361
AGL Energy Ltd.	164	1,767
AGL Resources, Inc.	669	25,322
Algonquin Power Income Fund	51	389
Allegheny Energy, Inc.	279	15,286
Allete, Inc.	191	7,352
Ameren Corp.	575	25,766
American Electric Power Co., Inc.	128	5,482
Aqua America, Inc.	267	5,321
Aquila, Inc. (a)	2,646	9,287
Atmos Energy Corp.	760	21,827
Avista Corp.	476	9,591
Babcock & Brown Infrastructure	865	985
Black Hills Corp.	279	10,808
British Energy Group PLC	181	1,866
Canadian Utilities Ltd.	28	1,401
Centerpoint Energy, Inc.	789	12,632
Centrica PLC	649	4,282
China Resources Power Holdings Ltd.	481	1,149
Chubu Electric Power Co., Inc.	280	7,083
Chugoku Electric Power Co., Inc.	111	2,370
Cleco Corp.	410	10,599
CLP Holdings Ltd.	618	4,890
CMS Energy Corp.	623	9,762
Consolidated Edison, Inc.	91	3,966
Contact Energy Ltd.	175	1,052
Dominion Resources, Inc.	278	11,954
DPL, Inc.	271	7,523
DTE Energy Co.	383	16,335
Duke Energy Corp.	409	7,632
Dynegy, Inc. (a)	811	5,693
E.ON AG	122	22,540
Edison International	96	5,007
El Paso Electric Co.	410	9,606
Electric Power Development Co.	63	2,245
Electricite de France	41	4,239
Enagas	52	1,424
Endesa SA	83	3,888
Enel SpA	742	8,210
Energias de Portugal SA	401	2,540
Energy East Corp.	431	10,883
Entergy Corp.	58	6,274
Exelon Corp.	224	17,067
FirstEnergy Corp.	98	6,980

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Fortis, Inc.	51	1,455
Fortum Oyj	78	3,132
FPL Group, Inc.	121	7,802
Gas Natural SDG SA	21	1,150
Gaz de France SA	34	1,829
Great Plains Energy, Inc.	182	5,074
Hawaiian Electric Industries, Inc.	560	12,589
Hokkaido Electric Power Co., Inc.	76	1,665
Hokuriku Electric Power Co.	78	1,768
Hong Kong & China Gas Co.	1,377	3,761
HongKong Electric Holdings Ltd.	496	2,827
Iberdrola SA	676	10,234
IdaCorp., Inc.	302	9,857
Integrys Energy Group, Inc.	211	10,259
International Power PLC	265	2,103
Kansai Electric Power Co., Inc.	322	8,055
Kyushu Electric Power Co., Inc.	171	4,334
MDU Resources Group, Inc.	468	12,131
National Grid PLC	477	7,342
Nicor, Inc.	94	3,854
NiSource, Inc.	754	14,318
Northeast Utilities	424	11,753
Northwest Natural Gas Co.	233	11,030
NorthWestern Corp.	244	7,052
NRG Energy, Inc. (a)	417	16,092
NSTAR	275	8,918
OGE Energy Corp.	255	8,346
Osaka Gas Co. Ltd.	804	3,077
Pennon Group PLC	99	1,295
Pepco Holdings, Inc.	527	13,417
PG&E Corp.	97	3,981
Piedmont Natural Gas Co.	486	12,184
Pinnacle West Capital Corp.	273	10,489
PNM Resources, Inc.	475	9,177
PPL Corp.	125	6,115
Progress Energy, Inc.	72	3,252
Public Power Corp. SA	41	1,896
Public Service Enterprise Group	82	7,872
Puget Energy, Inc.	268	7,008
Red Electrica de Espana SA	27	1,547
Reliant Energy, Inc. (a)	943	20,058
RWE AG	82	10,110
SCANA Corp.	294	10,963
Scottish & Southern Energy PLC	153	4,649
Sempra Energy	65	3,634
Severn Trent PLC	48	1,357
Shikoku Electric Power Co., Inc.	91	2,619
Sierra Pacific Resources	616	9,222
Snam Rete Gas SpA	224	1,477
Southern Co.	246	8,942
Southwest Gas Corp.	374	10,678

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Suez SA		205	12,456
TECO Energy, Inc.		572	9,535
Terna Rete Elettrica Nazionale SpA		363	1,516
Toho Gas Co. Ltd.		269	1,358
Tohoku Electric Power Co., Inc.		191	4,508
Tokyo Electric Power Co., Inc.		513	13,315
Tokyo Gas Co. Ltd.		907	4,231
TransAlta Corp.		44	1,398
UGI Corp.		901	23,985
Union Fenosa SA		23	1,528
Unisource Energy Corp.		224	6,581
United Utilities PLC		156	2,209
Vectren Corp.		651	17,870
Veolia Environnement SA		69	5,623
Verbund AG		25	1,640
Westar Energy, Inc.		736	17,929
WGL Holdings, Inc.		338	10,897
Wisconsin Energy Corp.		321	14,615
Xcel Energy, Inc.		1,159	24,096
			886,160

Total Common Stock (Cost $ 16,914,322)			16,075,092

Preferred Stocks (0.0%)*
Bayerische Motoren Werke AG		24	1,146
Fresenius AG		16	1,254
Henkel KGaA		32	1,457
Ito En Ltd.		12	180
Porsche Automobil Holding SE		2	3,598
ProSiebenSat.1 Media AG		34	666
RWE AG		13	1,344
Unipol Gruppo Finanziario SpA		389	1,018
Volkswagen AG		19	2,624

Total Preferred Stocks (Cost $ 13,988)			13,287

Corporate Bonds (9.7%)
Basic Materials (0.2%)
Weyerhaeuser Co., 6.95%, 8/1/17	USD	82,000	87,818

Communications (0.3%)
Sprint Capital Corp., 8.38%, 3/15/12	USD	86,000	89,385

Consumer, Cyclical (0.8%)
Kohls Corp., 6.00%, 1/15/33	USD	78,000	65,263
Macys Retail Holdings, Inc., 5.75%, 7/15/14	USD	82,000	77,487
Target Corp., 5.88%, 3/1/12	USD	44,000	46,382
Wal-Mart Stores, 4.55%, 5/1/13	USD	87,000	88,982
			278,114

Consumer, Non-Cyclical (1.3%)
Anheuser-Busch Cos, Inc., 5.05%, 10/15/16	USD	82,000	82,338
Bottling Group LLC, 4.63%, 11/15/12	USD	58,000	59,788
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	82,000	103,563
ConAgra Foods, Inc., 6.75%, 9/15/11	USD	82,000	88,441
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	55,000	57,145
Procter & Gamble Co., 4.95%, 8/15/14	USD	53,000	54,727
			446,002

Energy (0.3%)
Kinder Morgan Energy Partners, 7.75%, 3/15/32	USD	82,000	91,267

Financial (4.1%)
Allstate Corp., 7.20%, 12/1/09	USD	44,000	46,506
American General Finance, 5.38%, 10/1/12	USD	151,000	151,123

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	55,000	54,761
Citigroup, Inc., 6.63%, 1/15/28	USD	33,000	33,273
Comerica Bank, 5.20%, 8/22/17	USD	160,000	147,842
ConocoPhillips Canada, 5.63%, 10/15/16	USD	156,000	164,482
John Hancock Global Funding II, 7.90%, 7/2/10 (c)	USD	83,000	92,041
JPMC Capital XVIII, 6.95%, 8/17/36	USD	115,000	110,834
Lehman Brothers Holdings, 6.63%, 1/18/12	USD	55,000	57,729
Merrill Lynch & Co., 6.05%, 5/16/16	USD	45,000	44,966
Morgan Stanley, 6.75%, 4/15/11	USD	109,000	115,970
Prudential Financial, Inc., 5.10%, 9/20/14	USD	165,000	167,176
U.S. Bank NA, 6.38%, 8/1/11	USD	55,000	58,974
Wachovia Bank NA, 7.80%, 8/18/10	USD	87,000	95,523
Wells Fargo & Co., 4.63%, 8/9/10	USD	37,000	37,699
			1,378,899

Healthcare (0.5%)
Abbott Laboratories, 5.60%, 11/30/17	USD	95,000	99,143
Wyeth, 5.50%, 2/1/14	USD	54,000	55,944
			155,087

Industrial (1.0%)
Boeing Co., 6.13%, 2/15/33	USD	43,000	45,420
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	82,000	86,554
Norfolk Southern Corp., 6.20%, 4/15/09	USD	192,000	198,079
			330,053

Technology (0.1%)
IBM Corp., 8.38%, 11/1/19	USD	44,000	55,752

Utilities (1.1%)
Duke Energy Carolinas, 6.25%, 1/15/12	USD	44,000	47,152
Exelon Corporation, 4.90%, 6/15/15	USD	82,000	78,876
Florida Power & Light, 5.95%, 10/1/33	USD	150,000	151,926
Southern Power Co., 4.88%, 7/15/15	USD	82,000	79,455
			357,409

Total Corporate Bonds (Cost $ 3,254,203)			3,269,786

U.S. Government Agency Pass-Through Securities (10.0%)

Fannie Mae (7.0%)
6.00%, 6/1/17, Pool #555004	USD	4,660	4,822
5.50%, 8/1/17, Pool #826283	USD	40,017	41,114
6.00%, 1/1/18, Pool #677483	USD	57,097	59,026
5.00%, 5/1/18, Pool #703444	USD	51,871	52,586
4.50%, 1/1/19, Pool #735057	USD	70,576	70,824
5.00%, 1/1/19, Pool #255077	USD	232,503	236,195
5.00%, 12/1/19, Pool #745369	USD	44,029	44,728
5.50%, 3/1/20, Pool #735405	USD	54,807	56,145
5.00%, 6/1/20, Pool #839333	USD	81,597	82,722
4.50%, 9/1/20, Pool #839289	USD	73,279	73,435
5.50%, 12/1/20, Pool #850811	USD	218,700	224,041

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
5.00%, 12/1/26, Pool #256570	USD	79,979	80,359
6.00%, 10/1/32, Pool #667994	USD	165,046	169,850
5.50%, 6/1/33, Pool #702459	USD	146,232	148,207
5.50%, 9/1/33, Pool #254869	USD	121,126	122,953
6.00%, 9/1/33, Pool #736937	USD	64,855	66,562
5.50%, 4/1/34, Pool #725424	USD	98,414	99,744
7.00%, 4/1/34, Pool #780703	USD	95,742	101,701
5.00%, 5/1/34, Pool #768230	USD	114,692	114,235
6.00%, 8/1/34, Pool #725690	USD	59,387	60,950
6.50%, 9/1/34, Pool #783390	USD	75,861	78,758
5.50%, 1/1/35, Pool #808374	USD	147,163	149,152
6.00%, 4/1/35, Pool #735503	USD	63,280	65,087
4.40%, 10/1/35, Pool #836206	USD	134,859	135,120
6.50%, 4/1/36, Pool #851187	USD	44,582	46,285
			2,384,601

Freddie Mac (2.5%)
4.00%, 6/1/18, Pool #E01401	USD	117,904	116,241
5.00%, 8/1/33, Pool #A12886	USD	140,494	140,110
5.50%, 8/1/33, Pool #A11851	USD	145,568	147,644
6.50%, 12/1/33, Pool #A16523	USD	29,919	31,224
6.00%, 7/1/34, Pool #A24370	USD	120,281	123,536
5.50%, 10/1/34, Pool #A27526	USD	134,860	136,758
5.50%, 11/1/35, Pool #A47728	USD	146,867	148,775
			844,288
GNMA (0.5%)
5.50%, 4/15/33, Pool #603566	USD	55,221	56,375
5.50%, 4/15/34, Pool #626116	USD	38,094	38,877
6.00%, 9/20/34, Pool #3611	USD	61,527	63,543
			158,795

Total U.S. Government Agency Pass-Through Securities (Cost $ 3,288,829)			3,387,684

U.S. Government Agency Securities (3.8%)
Fannie Mae (1.0%)
4.50%, 10/15/08	USD	170,000	172,231
6.63%, 9/15/09	USD	165,000	175,212
			347,443

Federal Home Loan Bank (0.6%)
4.63%, 11/21/08	USD	170,000	172,599

Freddie Mac (2.2%)
4.75%, 1/18/11	USD	120,000	125,754
4.75%, 1/19/16	USD	480,000	504,242
6.25%, 7/15/32	USD	105,000	126,429
			756,425

Total U.S. Government Agency Securities (Cost $ 1,219,128)			1,276,467

U.S. Treasury Obligations (5.7%)
U.S. Treasury Bonds (1.5%)

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
6.00%, 2/15/26	USD	45,000	54,404
5.25%, 11/15/28	USD	404,000	452,417
			506,821

U.S. Treasury Notes (4.2%)
4.00%, 6/15/09	USD	284,000	291,189
4.00%, 4/15/10	USD	271,000	281,586
5.00%, 2/15/11	USD	232,000	250,379
4.88%, 2/15/12	USD	206,000	224,250
4.00%, 2/15/15	USD	24,000	25,095
4.25%, 8/15/15	USD	331,000	350,110
			1,422,609

Total U.S. Treasury Obligations (Cost $ 1,823,622)			1,929,430

Foreign Government Securities (11.0%)
Belgium (0.5%)
Belgian Government Bond, 5.50%, 9/28/17	EUR	99,000	163,113

France (1.2%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	268,000	390,432

Germany (1.5%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	325,000	491,644

Italy (1.3%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	281,000	452,316

Japan (4.7%)
Japan Government Bond, 1.50%, 6/20/12	JPY	165,500,000	1,600,297

Netherlands (0.5%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	110,000	163,996

Spain (0.5%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	110,000	180,682

United Kingdom (0.8%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	141,000	271,297

Total Foreign Government Securities (Cost $ 3,314,057)			3,713,777

Rights and Options (0.0%*)
China Overseas Land & Investments (a)		111	33
Westernzagros Resources Ltd.		4	1

Total Rights and Options (Cost $ 4)			34

Investment Companies (11.1%)
American Beacon Money Market Fund		1,737,553	1,737,553

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
BLDRS Emerging Markets 50 ADR	7,555	381,376
Dreyfus Cash Management	366	366
Dreyfus Cash Management Plus	203,213	203,213
iShares MSCI Emerging Markets	8,118	1,106,077
Vanguard Emerging Markets ETF	3,637	342,969

Total Investment Companies (Cost $ 3,675,183)		3,771,554

Total Investments (Cost $ 33,503,336) (b) – 98.9%		33,437,111

Other assets in excess of liabilities – 1.1%		384,035

Net Assets – 100.00%		33,821,146

(a)	Non-income producing security.
(b)	See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
(c)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
ADR American Depository Receipt
ETF Exchange Trade Fund
*	Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Common Stocks (67.8%)
Basic Materials (3.8%)
Acerinox SA	42	986
Agnico-Eagle Mines Ltd.	26	1,646
Agrium, Inc.	26	1,676
Air Products & Chemicals, Inc.	64	5,761
Air Water, Inc.	91	891
Airgas, Inc.	146	6,776
AK Steel Holding Corp.	243	11,610
Akzo Nobel NV	42	3,081
Albemarle Corp.	136	4,931
Alcoa, Inc.	283	9,367
Allegheny Technologies, Inc.	169	11,897
Alumina Ltd.	388	1,822
Antofagasta PLC	74	960
ArcelorMittal	119	7,804
Arkema (a)	17	954
Asahi Kasei Corp.	465	2,842
Ashland, Inc.	111	5,054
Barrick Gold Corp.	134	6,914
BASF SE	77	10,025
Bayer AG	118	9,678
BHP Billiton Ltd.	1,116	37,063
BHP Billiton PLC	367	10,780
BlueScope Steel Ltd.	242	2,210
Brookfield Infrastructure	4	76
Cabot Corp.	115	3,419
Cameco Corp.	51	1,727
Carpenter Technology Corp.	344	21,204
Celanese Corp.	343	12,753
Chemtura Corp.	462	3,095
Ciba Specialty Chemicals AG	18	723
Clariant AG	70	558
Cleveland-Cliffs, Inc.	86	8,758
Cytec Industries, Inc.	167	9,454
Daicel Chemical Industries Ltd.	163	912
Daido Steel Co. Ltd.	150	995
Dainippon Ink and Chemicals, Inc.	278	1,239
Denki Kagaku Kogyo K K	218	882
Domtar Corp. (a)	1,181	9,531
The Dow Chemical Co.	317	12,255
Dowa Holdings Co. Ltd.	101	677
Eastman Chemical Co.	166	10,968
Ecolab, Inc.	310	14,958
EI Du Pont de Nemours & Co.	301	13,599
Ferro Corp.	240	4,243
First Quantum Minerals Ltd.	12	899
FMC Corp.	152	8,080
FNX Mining Co., Inc. (a)	36	954
Fortescue Metals Group Ltd. (a)	390	2,157
Georgia Gulf Corp.	198	1,544
Givaudan SA	1	981

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Gold Corp., Inc.	109	4,053
HB Fuller Co.	478	9,923
Hercules, Inc.	791	13,866
Hitachi Chemical Co. Ltd.	51	870
Hitachi Metals Ltd.	90	1,183
Hokuetsu Paper Mills Ltd.	208	886
HudBay Minerals, Inc. (a)	45	828
Huntsman Corp.	178	4,315
Iamgold Corp.	132	1,052
Iluka Resources Ltd.	214	867
Inmet Mining Corp.	13	955
International Flavors & Fragra, Inc.	165	7,031
International Paper Co.	140	4,515
Ivanhoe Mines Ltd. (a)	76	746
JFE Holdings, Inc.	203	9,373
Johnson Matthey PLC	34	1,256
JSR Corp.	71	1,653
Jubilee Mines NL	81	1,638
K+S AG	7	1,759
Kagara Ltd.	196	657
Kaneka Corp.	133	991
Kansai Paint Co. Ltd.	126	829
Kazakhmys PLC	42	1,015
Kingboard Chemical Holdings Ltd.	196	809
Kinross Gold Corp. (a)	91	2,007
Kobe Steel Ltd.	1,033	3,449
Koninklijke DSM NV	31	1,301
Lanxess AG	20	692
Lee & Man Paper Manufacturing Ltd.	253	565
Lihir Gold Ltd. (a)	607	2,024
Linde AG	19	2,478
Lonmin PLC	15	863
Lonza Group AG	11	1,400
Louisiana-Pacific Corp.	200	3,054
Lubrizol Corp.	140	7,365
Lundin Mining Corp. (a)	85	650
MeadWestvaco Corp.	442	12,376
Minara Resources Ltd.	201	888
Minerals Technologies, Inc.	78	4,243
Mitsubishi Chemical Holdings Co.	457	3,305
Mitsubishi Gas Chemical Co., Inc.	154	1,412
Mitsubishi Materials Corp.	416	1,698
Mitsui Chemicals, Inc.	261	1,745
Mitsui Mining & Smelting Co. Ltd	225	844
Monsanto Co.	231	25,974
Neenah Paper, Inc.	62	1,680
Newcrest Mining Ltd.	110	3,444
Newmont Mining Corp.	182	9,890
Nine Dragons Paper Holdings Ltd.	387	625
Nippon Kayaku Co. Ltd.	125	746
Nippon Light Metal Co. Ltd.	420	727
Nippon Paint Co. Ltd.	216	1,032

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nippon Shokubai Co. Ltd.	123	1,092
Nippon Steel Corp.	2,211	13,266
Nippon Yakin Kogyo Co. Ltd.	92	706
Nissan Chemical Industries Ltd.	87	1,070
Nisshin Steel Co. Ltd.	282	926
Nitto Denko Corp.	55	2,684
Norske Skogindustrier ASA	77	433
Nova Chemicals Corp.	29	830
Nufarm Ltd.	97	1,296
OJI Paper Co. Ltd.	336	1,431
Olin Corp.	511	10,470
OneSteel Ltd.	378	2,250
Orica Ltd.	104	2,692
Osaka Titanium Technologies Co.	13	818
Outokumpu OYJ	35	1,094
Oxiana Ltd.	507	1,363
Pacific Metals Co. Ltd.	62	481
Paladin Energy Ltd. (a)	177	703
PaperlinX Ltd.	398	771
Plum Creek Timber Co., Inc.	409	17,076
Potash Corp. of Saskatchewan	45	6,314
PPG Industries, Inc.	48	3,172
Praxair, Inc.	139	11,246
Rautaruukki OYJ	16	654
Rayonier, Inc.	152	6,433
Reliance Steel & Aluminum Co.	121	5,954
Rengo Co. Ltd.	197	1,239
Rio Tinto Ltd.	108	11,907
Rio Tinto PLC	156	15,375
Rohm & Haas Co.	351	18,726
RPM International, Inc.	835	18,069
RTI International Metals, Inc. (a)	93	5,138
Salzgitter AG	6	940
Schulman A, Inc.	142	2,895
Sensient Technologies Corp.	361	9,588
SGL Carbon AG (a)	21	1,050
Shin-Etsu Chemical Co. Ltd.	135	7,097
Showa Denko KK	392	1,312
Sigma-Aldrich Corp.	218	10,826
Smurfit-Stone Container Corp. (a)	503	4,773
Solvac SA	6	955
Solvay SA	9	1,124
Southern Copper Corp.	21	1,971
Ssab Svenskt Stal AB	30	783
Steel Dynamics, Inc.	185	9,648
Stillwater Mining Co. (a)	272	2,834
Stora Enso Oyj	89	1,223
Sumitomo Bakelite Co. Ltd.	152	802
Sumitomo Chemical Co. Ltd.	550	3,895
Sumitomo Forestry Co. Ltd.	118	877
Sumitomo Metal Industries Ltd.	1,463	6,893
Sumitomo Metal Mining Co. Ltd.	192	3,138

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Syngenta AG	15	3,955
Taiyo Nippon Sanso Corp.	128	1,218
Teck Cominco Ltd.	66	2,155
Temple-Inland, Inc.	155	2,906
ThyssenKrupp AG	60	2,931
Titanium Metals Corp.	135	2,935
Tokai Carbon Co. Ltd.	99	775
Tokuyama Corp.	86	614
Tokyo Steel Manufacturing Co.	66	654
Tosoh Corp.	199	831
Ube Industries Ltd.	361	1,127
Umicore Group	5	1,131
United States Steel Corp.	263	26,855
UPM-Kymmene Oyj	82	1,539
Uranium One, Inc. (a)	94	653
USEC, Inc. (a)	545	4,398
Valspar Corp.	642	12,859
Vedanta Resources PLC	30	1,074
Voestalpine AG	17	1,036
Vulcan Materials Co.	145	11,377
Wacker Chemie AG	4	859
Wausau Paper Corp.	287	2,568
Weyerhaeuser Co.	71	4,808
Xstrata PLC	97	7,382
Yamana Gold, Inc.	99	1,642
Yamato Kogyo Co. Ltd.	23	859
Yara International ASA	40	1,885
Zeon Corp.	103	619
Zep, Inc.	90	1,486
Zinifex Ltd.	163	1,502
		811,852

Communications (6.3%)
3Com Corp. (a)	696	2,874
Adaptec, Inc. (a)	594	1,853
Akamai Technologies, Inc. (a)	270	8,154
Alcatel-Lucent	358	2,230
Amazon.Com, Inc. (a)	126	9,790
American Tower Corp. (a)	180	6,755
Anixter International, Inc. (a)	131	9,178
APN News & Media Ltd.	222	1,005
Ariba, Inc. (a)	436	4,347
AT&T, Inc.	1,910	73,516
BCE, Inc.	126	4,381
Belgacom SA	27	1,312
Belo Corp.	691	11,478
Black Box Corp.	101	3,359
British Sky Broadcasting Group	167	1,827
BT Group PLC	1,339	6,897
Cable & Wireless PLC	382	1,213
Cablevision Systems Corp. (a)	439	10,308
CBS Corp.	145	3,653

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
CenturyTel, Inc.	210	7,751
Charter Communications, Inc. (a)	1,537	1,798
Check Point Software Technologies Ltd. (a)	458	9,755
China Mobile Ltd.	1,386	20,316
China Netcom Group Corp.	649	1,981
China Unicom Ltd.	1,985	4,577
Ciena Corp. (a)	337	9,143
Cincinnati Bell, Inc. (a)	1,410	5,471
Cisco Systems, Inc. (a)	2,723	66,714
Citizens Communications Co.	671	7,696
Clear Channel Communications, Inc.	146	4,484
CNET Networks, Inc. (a)	849	6,699
Comcast Corp. - A Shares (a)	824	14,964
Comcast Corp. - SPL (a)	460	8,275
CommScope, Inc. (a)	317	14,059
Consolidated Media Holdings Ltd.	145	580
Corning, Inc.	668	16,079
Cosmote Mobile Telecommunications SA	36	1,382
Crown Castle International Corp. (a)	488	17,661
CTC Media, Inc. (a)	36	961
Daily Mail & General Trust	75	786
Deutsche Telekom AG	465	9,515
Digital River, Inc. (a)	166	6,225
The DIRECTV Group, Inc. (a)	373	8,422
DisCo.very Holding Co. (a)	765	17,763
DISH Network Corp. (a)	361	10,195
Earthlink, Inc. (a)	687	4,678
eBay, Inc. (a)	498	13,391
EchoStar Corp. (a)	153	4,471
Elisa OYJ	38	1,075
Emap PLC	64	1,170
Embarq Corp.	368	16,670
Entercom Communications Corp.	150	1,847
Equinix, Inc. (a)	133	10,045
Ericsson	2,297	5,162
Expedia, Inc. (a)	540	12,431
Extreme Networks (a)	702	2,422
F5 Networks, Inc. (a)	328	7,718
Fairfax Media Ltd.	442	1,597
Foxconn International Holdings (a)	621	1,024
France Telecom SA	273	9,589
Gannett Co., Inc.	74	2,738
Gestevision Telecinco SA	40	856
GN Store Nord AS	91	492
Google, Inc. (a)	103	58,123
Hakuhodo DY Holdings, Inc.	17	884
Harmonic, Inc. (a)	684	7,469
Harris Corp.	238	13,016
Harte-Hanks, Inc.	298	4,774
Hellenic Telecommunications Organisation SA	47	1,444
HLTH Corp. (a)	447	5,002
Hutchison Telecommunications, Inc. (a)	873	1,225

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Idearc, Inc.	285	4,634
IDT Corp.	311	2,158
Informa PLC	101	783
Infospace, Inc. (a)	136	1,293
Inmarsat PLC	131	1,265
InterDigital, Inc. (a)	259	5,234
Interpublic Group of Cos, Inc. (a)	956	8,537
Interwoven, Inc. (a)	224	2,838
ITV PLC	525	752
j2 Global Communications, Inc. (a)	199	4,360
JDS Uniphase Corp. (a)	350	3,644
John Wiley & Sons, Inc.	190	7,490
Juniper Networks, Inc. (a)	228	6,190
Jupiter Telecommunications Co. (a)	1	832
KDDI Corp.	1	6,752
Lagardere SCA	19	1,385
Lamar Advertising Co. (a)	120	5,174
Leap Wireless International, Inc. (a)	82	3,391
Lee Enterprises, Inc.	225	2,687
Liberty Global, Inc. - A Shares (a)	291	11,759
Liberty Global, Inc. - C Shares (a)	332	12,350
Liberty Media Corp. - Capital (a)	56	6,027
Liberty Media Corp. - Interactive (a)	267	4,248
Manitoba Telecom Services, Inc.	25	1,068
Matsui Securities Co. Ltd.	130	899
McClatchy Co.	324	3,489
The McGraw-Hill Cos, Inc.	146	6,243
Media General, Inc.	122	2,320
Mediaset SpA	111	973
Meredith Corp.	159	7,471
MetroPCS Communications, Inc. (a)	325	5,873
Mobistar SA	14	1,309
Modern Times Group AB	18	1,079
Motorola, Inc.	983	11,334
MRV Communications, Inc. (a)	607	1,074
NetFlix, Inc. (a)	227	5,709
NeuStar, Inc. (a)	129	3,833
The New York Times Co.	284	4,754
News Corp. - A Shares	190	3,694
News Corp. - B Shares	804	15,196
NII Holdings, Inc. (a)	303	12,926
Nokia OYJ	608	22,025
NTT Corp.	2	9,555
NTT DoCoMo, Inc.	6	9,423
NutriSystem, Inc. (a)	131	3,749
Oki Electric Industry Co. Ltd.	565	925
Openwave Systems, Inc. (a)	414	857
PagesJaunes Groupe	54	1,043
PCCW Ltd.	1,760	1,007
Pearson PLC	125	1,716
Plantronics, Inc.	388	7,411
Polycom, Inc. (a)	145	3,661

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Portugal Telecom SGPS SA	144	1,844
Priceline.com, Inc. (a)	162	17,580
PT Multimedia Servicos de Telecomunicacoes & Multimedia	20	266
Publicis Groupe	25	896
Qualcomm, Inc.	766	32,494
Qwest Communications International, Inc.	662	3,893
Radio One, Inc. (a)	414	662
Rakuten, Inc. (a)	4	1,712
RCN Corp. (a)	153	1,782
RealNetworks, Inc. (a)	613	3,574
Reed Elsevier NV	83	1,509
Reed Elsevier PLC	171	2,052
Reuters Group PLC	195	2,350
RF Micro Devices, Inc. (a)	1,551	5,010
RH Donnelley Corp. (a)	118	3,548
Rogers Communications, Inc.	73	2,791
Royal KPN NV	281	5,065
S1 Corp. (a)	331	1,873
Sanoma-Wsoy Oyj	34	882
SAVVIS, Inc. (a)	114	2,303
SBA Communications Corp. (a)	394	11,666
SBI E*trade Securities Co. Ltd.	1	797
SBI Holdings, Inc.	4	924
Scholastic Corp. (a)	193	6,614
Seat Pagine Gialle SpA	1,948	639
Seek Ltd.	151	845
SES - FDR	55	1,328
Seven Network Ltd.	113	1,215
Shaw Communications, Inc.	60	1,175
Sinclair Broadcast Group, Inc.	282	2,538
Singapore Press Holdings Ltd.	524	1,612
SingTel	1,760	4,534
Societe Television Francaise 1	32	802
Softbank Corp.	238	4,342
SonicWALL, Inc. (a)	368	3,231
Sprint Nextel Corp.	904	9,519
Swisscom AG	3	1,189
Sycamore Networks, Inc. (a)	1,093	3,694
Symantec Corp. (a)	394	7,064
Tandberg ASA	47	797
Tekelec (a)	383	4,592
Tele2 AB - B shares	62	1,259
Telecom Corp. of New Zealand Ltd.	586	1,840
Telecom Italia SpA	1,700	5,145
Telecom Italia RNC	933	2,131
Telefonica SA	669	19,440
Telekom Austria AG	52	1,451
Telenor ASA	120	2,434
Telephone & Data Systems, Inc.	81	4,272
Telephone & Data Systems - S, Inc.	81	3,920
Television Broadcasts Ltd.	159	863

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
TeliaSonera AB	286	2,517
Tellabs, Inc. (a)	790	5,388
Telstra Corp. Ltd.	1,203	4,680
Telus Corp.	27	1,173
Telus Corp. - Non Voting Shares	25	1,051
Tencent Holdings Ltd.	245	1,447
The Thomson Corp.	29	1,035
Tibco Software, Inc. (a)	1,546	11,502
Time Warner Telecom, Inc. (a)	229	4,003
Time Warner, Inc.	1,731	27,246
Trend Micro, Inc. (a)	35	1,241
Trinity Mirror PLC	105	684
United Internet AG	61	1,151
United Online, Inc.	366	4,088
US Cellular Corp. (a)	27	1,920
Valueclick, Inc. (a)	402	8,775
Verizon Communications, Inc.	908	35,267
Viacom, Inc. (a)	251	9,729
Vignette Corp. (a)	165	2,321
Virgin Media, Inc.	449	7,507
Vivendi	179	7,147
Vodafone Group PLC	8,179	28,513
VTech Holdings Ltd.	121	693
The Walt Disney Co.	829	24,812
The Washington Post Co.	10	7,440
Websense, Inc. (a)	179	3,669
West Australian Newspapers Holdings Ltd.	89	894
Windstream Corp.	1,146	13,305
Wolters Kluwer NV	48	1,366
WPP Group PLC	190	2,326
XM Satellite Radio Holdings, Inc. (a)	513	6,361
Yahoo! Japan Corp.	5	1,918
Yahoo!, Inc. (a)	537	10,300
Yell Group PLC	121	799
Yellow Pages Income Fund	87	1,041
		1,328,361

Consumer, Cyclical (7.1%)
99 Cents Only Stores (a)	332	2,762
Abercrombie & Fitch Co.	138	10,997
Accor SA	32	2,427
Adidas AG	32	2,023
Aeon Co. Ltd.	266	3,219
Aeropostale, Inc. (a)	312	8,789
Air France-KLM	30	830
Aisin Seiki Co. Ltd.	69	2,745
Alaska Air Group, Inc. (a)	328	8,298
Alimentation Couche Tard, Inc.	56	944
All Nippon Airways Co. Ltd.	289	1,149
American Axle & Manufacturing Holdings	372	8,091
AMR Corp. (a)	459	6,398
Aoyama Trading Co. Ltd.	38	858

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Arcandor AG (a)	35	650
Aristocrat Leisure Ltd.	156	1,384
ArvinMeritor, Inc.	402	5,459
Asics Corp.	80	1,038
AutoNation, Inc. (a)	172	2,800
Autozone, Inc. (a)	71	8,582
Barratt Developments PLC	57	478
Bayerische Motoren Werke AG	50	2,753
Beazer Homes USA, Inc.	159	1,386
Bed Bath & Beyond, Inc. (a)	491	15,830
Bellway PLC	43	678
Berkeley Group Holdings PLC	33	661
Best Buy Co., Inc.	169	8,249
Big Lots, Inc. (a)	216	3,750
Billabong International Ltd.	78	829
BJ's Wholesale Club, Inc. (a)	125	4,055
Blockbuster, Inc. (a)	617	1,925
Bob Evans Farms, Inc.	208	6,186
Borders Group, Inc.	340	3,828
BorgWarner, Inc.	184	9,312
Bosch Corp.	208	878
Boyd Gaming Corp.	91	2,432
Bridgestone Corp.	237	4,014
Brightpoint, Inc. (a)	309	3,930
Brinker International, Inc.	214	3,983
British Airways PLC (a)	135	891
Brunswick Corp.	184	3,494
Burberry Group PLC	84	726
Callaway Golf Co.	389	6,971
Canadian Tire Corp. Ltd.	14	899
Canon Marketing Japan, Inc.	60	970
Carmax, Inc. (a)	361	8,050
Carnival Corp.	107	4,760
Carnival PLC	27	1,165
Carphone Warehouse Group PLC	150	980
Casey's General Stores, Inc.	302	7,852
Cathay Pacific Airways Ltd.	415	921
The Cato Corp.	216	3,536
Charming Shoppes, Inc. (a)	690	4,451
The Cheesecake Factory (a)	270	5,900
China Travel International Investment Ltd.	1,629	867
Choice Hotels International, Inc.	63	2,104
Christopher & Banks Corp.	223	2,848
Circuit City Stores, Inc.	1,327	7,219
Citizen Holdings Co. Ltd.	126	1,157
Cooper Tire & Rubber Co.	350	5,975
Coach, Inc. (a)	164	5,256
Coldwater Creek, Inc. (a)	83	534
Compagnie Financiere Richemont SA	81	4,605
Compass Group PLC	309	1,942
Continental AG	23	2,398

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Continental Airlines, Inc. (a)	196	5,333
Costco Wholesale Corp.	194	13,180
Crocs, Inc. (a)	162	5,636
Crown Ltd. (a)	145	1,516
CVS Caremark Corp.	675	26,372
Daihatsu Motor Co. Ltd.	107	1,089
Daimler AG	149	11,591
Daiwa House Industry Co. Ltd.	199	2,773
David Jones Ltd.	221	899
Delta Air Lines, Inc. (a)	379	6,379
Denso Corp.	174	6,284
Denway Motors Ltd.	2,321	1,348
Deutsche Lufthansa AG	39	928
Dick's Sporting Goods, Inc. (a)	407	13,248
Dillard's, Inc.	518	10,272
DR Horton, Inc.	536	9,246
Dress Barn, Inc. (a)	280	3,413
DSG International PLC	343	515
Esprit Holdings Ltd.	344	4,447
Ethan Allen Interiors, Inc.	174	5,385
Family Dollar Stores, Inc.	280	5,888
FamilyMart Co. Ltd.	42	1,248
Fast Retailing Co. Ltd.	26	1,924
Fastenal Co.	267	10,789
Fiat SpA	108	2,507
Foot Locker, Inc.	313	4,285
Ford Motor Co. (a)	785	5,212
Fred's, Inc.	244	2,301
Fuji Heavy Industries Ltd.	233	931
Furniture Brands International, Inc.	253	2,416
Futaba Industrial Co. Ltd.	44	985
Galaxy Entertainment Group Ltd. (a)	1,070	808
GameStop Corp. (a)	257	13,295
Gaylord Entertainment Co. (a)	167	4,875
General Motors Corp.	157	4,445
Genesco, Inc. (a)	92	3,069
Genuine Parts Co.	406	17,836
Georg Fischer AG	1	433
Gildan Activewear, Inc. (a)	32	1,182
GKN PLC	139	726
GOME Electrical Appliances Holdings Ltd.	674	1,504
Grafton Group PLC	79	618
Group 1 Automotive, Inc.	150	3,966
Guess ?, Inc.	74	2,761
Gunze Ltd.	199	852
Gymboree Corp. (a)	124	4,739
H2O Retailing Corp.	113	809
Hagemeyer NV	205	1,427
Harman International Industries	128	5,961
Harvey Norman Holdings Ltd.	294	1,463
Hasbro, Inc.	278	7,220
Haseko Corp.	409	692

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hennes & Mauritz AB	76	4,085
Herman Miller, Inc.	75	2,384
Hermes International SA	12	1,196
Hino Motors Ltd.	155	1,071
Hitachi High-Technologies Corp.	45	846
Home Depot, Inc.	465	14,262
Home Retail Group PLC	136	765
Honda Motor Co. Ltd.	608	18,983
The Hongkong & Shanghai Hotels	649	1,004
HOT Topic, Inc. (a)	218	1,210
Iberia Lineas Aereas de Espana SA	230	780
Ihop Corp.	69	3,674
Inchcape PLC	115	848
Inditex SA	39	1,943
Ingram Micro, Inc. (a)	286	5,085
Insight Enterprises, Inc. (a)	399	6,891
Interface, Inc.	228	3,639
International Game Technology	140	5,974
International Speedway Corp.	127	5,199
Isetan Co. Ltd.	75	875
Isuzu Motors Ltd.	517	2,178
Itochu Corp.	526	4,813
Izumi Co. Ltd.	68	1,001
J Crew Group, Inc. (a)	168	7,681
J Front Retailing Co. Ltd.	270	1,737
Jack in the Box, Inc. (a)	256	7,483
Jakks Pacific, Inc. (a)	157	3,699
Japan Airlines Corp.	560	1,364
Jardine Cycle & Carriage Ltd.	103	1,417
JetBlue Airways Corp. (a)	1,304	9,011
Johnson Controls, Inc.	199	7,039
Jones Apparel Group, Inc.	212	3,562
JTEKT Corp.	75	1,247
Juki Corp.	125	602
KB Home	152	4,180
Kellwood Co.	169	3,377
Kesa Electricals PLC	166	789
Kingfisher PLC	364	1,054
Kloeckner & Co. AG	14	576
Kohl's Corp. (a)	122	5,568
Koito Manufacturing Co. Ltd.	93	1,332
Kokuyo Co. Ltd.	99	810
K's Holdings Corp.	40	908
Kuraray Co. Ltd.	122	1,454
Ladbrokes PLC	131	780
Las Vegas Sands Corp. (a)	44	3,857
Lawson, Inc.	32	1,144
La-Z-Boy, Inc.	374	2,850
Lear Corp. (a)	492	14,445
Lennar Corp.	251	5,171
Li & Fung Ltd.	725	2,696
Li Ning Co. Ltd.	455	1,269

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Life Time Fitness, Inc. (a)	136	6,030
Lifestyle International Holdings Ltd.	542	1,421
Liz Claiborne, Inc.	201	4,400
Longs Drug Stores Corp.	129	5,935
Lowe's Cos, Inc.	658	17,398
Macy's, Inc.	109	3,013
Magna International, Inc.	17	1,335
Marks & Spencer Group PLC	264	2,331
Marriott International, Inc.	145	5,214
Marubeni Corp.	534	3,656
Marui Group Co. Ltd.	112	984
Matsushita Electric Industrial Co. Ltd.	714	15,108
Mattel, Inc.	947	19,896
Mazda Motor Corp.	310	1,309
McDonald's Corp.	347	18,582
Men's Wearhouse, Inc.	201	5,123
Meritage Homes Corp. (a)	182	2,921
MGM Mirage (a)	52	3,807
Michelin	22	2,096
Mitchells & Butlers PLC	69	612
Mitsubishi Corp.	529	13,830
Mitsubishi Logistics Corp.	74	894
Mitsubishi Motors Corp. (a)	1,291	2,137
Mitsubishi Rayon Co. Ltd.	199	795
Mitsui & Co. Ltd.	570	11,391
Mitsukoshi Ltd.	228	898
Modine Manufacturing Co.	151	2,331
Monaco Coach Corp.	170	1,729
MSC Industrial Direct Co.	194	7,968
Nagase & Co. Ltd.	87	825
Namco Bandai Holdings, Inc.	81	1,126
Newell Rubbermaid, Inc.	661	15,943
Next PLC	35	977
NGK Spark Plug Co. Ltd.	64	1,114
NHK Spring Co. Ltd.	121	1,023
Nifco, Inc.	46	1,023
Nintendo Co. Ltd.	38	18,940
Nippon Seiki Co. Ltd.	40	660
Nissan Motor Co. Ltd.	838	7,983
Nisshinbo Industries, Inc.	88	945
Nissin Kogyo Co. Ltd.	37	609
Nitori Co. Ltd.	21	1,096
NOK Corp.	54	1,092
Nokian Renkaat OYJ	33	1,110
Nordstrom, Inc.	92	3,579
Nu Skin Enterprises, Inc.	291	4,781
Onward Holdings Co. Ltd.	91	916
OPAP SA	32	1,109
O'Reilly Automotive, Inc. (a)	194	5,709
Oriental Land Co. Ltd.	21	1,240
Orient-Express Hotels Ltd.	172	8,901
Oshkosh Truck Corp.	121	5,537

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pacific Sunwear Of California (a)	567	6,305
Panera Bread Co. (a)	120	4,534
Parkson Retail Group Ltd.	145	1,242
Penn National Gaming, Inc. (a)	124	6,467
PEP Boys-Manny Moe & Jack	237	2,590
Persimmon PLC	46	705
PetSmart, Inc.	194	4,437
Peugeot SA	25	1,830
PF Chang's China Bistro, Inc. (a)	101	2,872
Phillips-Van Heusen Corp.	207	8,723
Pier 1 Imports, Inc. (a)	464	3,178
Pinnacle Entertainment, Inc. (a)	220	4,015
Pioneer Corp.	81	589
Pirelli & C SpA	957	994
Polo Ralph Lauren Corp.	94	5,695
Pool Corp.	206	5,076
PPR	12	1,675
Praktiker Bau- und Heimwerkerm	25	532
Puma AG Rudolf Dassler Sport	3	1,071
Punch Taverns PLC	46	637
Qantas Airways Ltd.	323	1,352
Quiksilver, Inc. (a)	978	9,320
RadioShack Corp.	271	4,702
Reece Australia Ltd.	46	1,027
Regal Entertainment Group	614	11,384
Regis Corp.	187	4,737
Renault SA	31	3,494
Rite Aid Corp. (a)	901	2,667
RONA, Inc. (a)	52	835
Ross Stores, Inc.	283	8,249
Royal Caribbean Cruises Ltd.	348	14,017
Ruby Tuesday, Inc.	318	2,445
Ryland Group, Inc.	336	11,327
Ryohin Keikaku Co. Ltd.	18	1,104
Saks, Inc. (a)	953	17,202
Sally Beauty Holdings, Inc. (a)	519	4,235
Sankyo Co. Ltd.	27	1,440
Scientific Games Corp. (a)	119	2,832
Sears Holdings Corp. (a)	22	2,431
Sega Sammy Holdings, Inc.	76	886
Sekisui Chemical Co. Ltd.	165	1,082
Sekisui House Ltd.	190	2,107
Select Comfort Corp. (a)	200	1,572
Seven & I Holdings Co. Ltd.	216	5,353
Shangri-La Asia Ltd.	469	1,380
Shimachu Co. Ltd.	38	1,047
Shimamura Co. Ltd.	11	897
Shimano, Inc.	34	1,311
Shoppers Drug Mart Corp.	33	1,614
Singapore Airlines Ltd.	167	1,815
Sky City Entertainment Group Ltd.	292	1,007

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Skywest, Inc.	466	12,125
Sodexho Alliance SA	16	861
Sojitz Corp.	313	1,069
Sonae SGPS SA	371	695
Sony Corp.	331	16,249
Southwest Airlines Co.	340	3,988
Staples, Inc.	316	7,565
Starbucks Corp. (a)	328	6,202
Starwood Hotels & Resorts Worldwide, Inc.	91	4,118
Steelcase, Inc.	254	3,894
Sumitomo Corp.	416	5,735
Sumitomo Rubber Industries, Inc.	91	800
The Sumitomo Warehouse Co. Ltd.	177	932
Superior Industries International, Inc.	107	1,950
Suzuki Motor Corp.	150	3,773
Swatch Group AG REG	5	1,338
Swatch Group AG BR	19	987
TABCorp. Holdings Ltd.	175	2,182
Takashimaya Co. Ltd.	103	1,097
Takata Corp.	33	872
Talbots, Inc.	117	1,131
Target Corp.	330	18,341
Tatts Group Ltd.	421	1,423
Taylor Wimpey PLC	178	635
Tech Data Corp. (a)	425	14,612
Teijin Ltd.	308	1,214
Thomson	66	799
Tim Hortons, Inc.	35	1,195
TJX Cos, Inc.	202	6,375
Toho Co. Ltd.	59	1,426
Tokai Rika Co. Ltd.	41	1,245
Toll Brothers, Inc. (a)	268	6,239
Toray Industries, Inc.	465	3,144
Toro Co.	166	8,190
Toto Ltd.	128	1,020
Toyobo Co. Ltd.	404	874
Toyoda Gosei Co. Ltd.	34	1,110
Toyota Boshoku Corp.	42	1,272
Toyota Industries Corp.	74	2,881
Toyota Motor Corp.	1,006	55,061
Toyota Tsusho Corp.	77	1,803
Tractor Supply Co. (a)	143	5,511
Triarc Cos, Inc.	202	1,879
TUI AG	38	823
TUI Travel PLC	173	875
Under Armour, Inc. (a)	124	4,991
United Stationers, Inc. (a)	114	6,300
UNY Co. Ltd.	103	799
Urban Outfitters, Inc. (a)	185	5,365
US Airways Group, Inc. (a)	172	2,375
USS Co. Ltd.	16	932
Vail Resorts, Inc. (a)	130	6,154

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Valeo SA	21	768
Volkswagen AG	22	4,974
Wabash National Corp.	167	1,535
Wacoal Holdings Corp.	89	1,213
Walgreen Co.	437	15,343
Wal-Mart Stores, Inc.	797	40,551
Warner Music Group Corp.	83	660
Watsco, Inc.	97	3,577
Wendy's International, Inc.	178	4,347
Wesco International, Inc. (a)	76	3,210
Whirlpool Corp.	161	13,703
William Hill PLC	88	711
WMS Industries, Inc. (a)	180	6,732
Wolseley PLC	102	1,392
Wolverine World Wide, Inc.	415	10,504
World Fuel Services Corp.	118	3,122
WW Grainger, Inc.	115	9,151
Wynn Resorts Ltd. (a)	42	4,829
Yamada Denki Co. Ltd.	30	3,199
Yamaha Corp.	69	1,421
Yamaha Motor Co. Ltd.	72	1,632
The Yokohama Rubber Co. Ltd.	152	851
Yum! Brands, Inc.	225	7,686
Zale Corp. (a)	275	4,510
		1,499,367

Consumer, Non-Cyclical (6.3%)
ABB Grain Ltd.	140	1,088
ABC Learning Centres Ltd.	183	723
Abertis Infraestructuras SA	37	1,120
Accenture Ltd.	249	8,620
ACCO Brands Corp. (a)	332	4,498
Adecco SA	19	988
Administaff, Inc.	105	3,151
Affymetrix, Inc. (a)	84	1,685
Aggreko PLC	97	1,026
Ajinomoto Co., Inc.	216	2,297
Alberto-Culver Co.	174	4,661
Alexion Pharmaceuticals, Inc. (a)	177	11,561
Alliance Data Systems Corp. (a)	141	7,130
Altadis SA	40	2,992
Altria Group, Inc.	658	49,889
American Greetings Corp.	296	6,074
Anheuser-Busch Cos, Inc.	237	11,025
Apollo Group, Inc. (a)	236	18,819
Applera Corp. - Celera Group (a)	639	9,789
Arbitron, Inc.	119	4,756
Asahi Breweries Ltd.	157	2,757
Associated British Foods PLC	63	1,086
Atlantia SpA	44	1,456
Avis Budget Group, Inc. (a)	810	10,814

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Babcock International Group PLC	104	1,151
BearingPoint, Inc. (a)	1,216	2,383
Beiersdorf AG	16	1,228
Benesse Corp.	35	1,438
Biogen Idec, Inc. (a)	127	7,741
Bio-Rad Laboratories, Inc. (a)	74	7,046
Blyth, Inc.	164	3,574
Bowne & Co., Inc.	160	1,968
Brisa-Auto Estradas de Portugal, SA (BRISA)	80	1,180
British American Tobacco PLC	225	8,032
Brown-Forman Corp.	76	4,786
Bunzl PLC	81	1,012
C&C Group PLC	133	861
Cadbury Schweppes PLC	326	3,582
Cambrex Corp.	223	2,119
Capita Group PLC	92	1,197
Carlsberg A/S	8	835
Carrefour SA	84	5,872
Casino Guichard Perrachon SA	11	1,208
Celgene Corp. (a)	160	8,978
Chaoda Modern Agriculture	1,637	1,658
Chemed Corp.	94	4,816
China Mengniu Dairy Co. Ltd.	310	799
ChoicePoint, Inc. (a)	130	4,328
Christian Dior SA	9	988
Church & Dwight Co., Inc.	311	16,551
Cintra Concesiones de Infraest	71	1,023
Clorox Co.	257	15,759
Coca Cola Hellenic Bottling Co.	36	1,499
The Coca-Cola Co.	668	39,526
Coca-Cola West Holdings Co. Ltd.	52	1,113
Colgate-Palmolive Co.	230	17,710
Corporate Executive Board Co.	63	3,626
Coca-Cola Amatil Ltd.	170	1,426
Colruyt SA	5	1,254
ConAgra Foods, Inc.	164	3,531
Constellation Brands, Inc. (a)	479	10,011
Convergys Corp. (a)	276	4,281
Corinthian Colleges, Inc. (a)	674	5,695
Corrections Corporation of America (a)	568	15,075
Cosco Pacific Ltd.	412	823
CSL Ltd.	183	5,604
Dai Nippon Printing Co. Ltd.	231	3,345
Dairy Farm International Holdings Ltd.	386	1,668
Danisco A/S	15	999
Del Monte Foods Co.	407	3,651
Delhaize Group	15	1,141
Deluxe Corp.	404	9,825
Diageo PLC	413	8,312
Enzon Pharmaceuticals, Inc. (a)	269	2,252
Experian Group Ltd.	159	1,392
Ezaki GliCo. Co. Ltd.	110	1,182

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Forrester Research, Inc. (a)	61	1,464
Fortune Brands, Inc.	48	3,356
Foster's Group Ltd.	656	3,305
FTI Consulting, Inc. (a)	232	12,832
G4S PLC	246	1,070
Genentech, Inc. (a)	205	14,389
General Mills, Inc.	94	5,133
Genzyme Corp. (a)	113	8,829
George Weston Ltd.	15	805
Golden Agri-Resources Ltd.	1,338	1,804
Goodman Fielder Ltd.	501	759
Greene King PLC	53	786
H&R Block, Inc.	754	14,530
Hansen Natural Corp. (a)	153	5,900
Hays PLC	332	677
Heineken Holding NV	20	1,015
Heineken NV	38	2,125
Henkel KGaA	22	919
The Hershey Co.	293	10,607
Hewitt Associates, Inc. (a)	466	17,321
HJ Heinz Co.	102	4,341
Hormel Foods Corp.	152	5,888
House Foods Corp.	73	1,293
Human Genome Sciences, Inc. (a)	557	3,108
Husqvarna AB	78	791
Iaws Group PLC	52	1,062
Illumina, Inc. (a)	260	16,562
Imperial Tobacco Group PLC	105	5,116
InBev NV	31	2,529
InterMune, Inc. (a)	121	2,029
Intertek Group PLC	54	940
Invitrogen Corp. (a)	79	6,768
Iron Mountain, Inc. (a)	347	11,933
Ito En Ltd.	36	775
ITT Educational Services, Inc. (a)	89	8,130
J Sainsbury PLC	232	1,827
Japan Tobacco, Inc.	2	10,495
Jarden Corp. (a)	260	6,510
The JM Smucker Co.	123	5,748
Kagome Co. Ltd.	66	1,136
Kamigumi Co. Ltd.	126	923
Kao Corp.	172	5,192
Kerry Group PLC	41	1,104
Kesko OYJ	20	1,016
Kikkoman Corp.	80	968
Kimberly-Clark Corp.	123	8,075
Kirin Holdings Co. Ltd.	318	5,099
Koninklijke Ahold NV	192	2,495
Kose Corp.	39	961
Kraft Foods, Inc.	518	15,157

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Lighthouse Caledonia ASA (a)	8	6
Lion Corp.	198	873
Lion Nathan Ltd.	150	1,271
Live Nation, Inc. (a)	250	2,725
Loblaw Cos Ltd.	24	772
L'Oreal SA	41	5,028
Manpower, Inc.	163	9,170
Marine Harvest (a)	859	449
McCo.rmick & Co., Inc.	217	7,317
McKesson Corp.	129	8,100
Meiji Dairies Corp.	185	993
Meiji Seika Kaisha Ltd.	247	1,080
Metcash Ltd.	285	1,060
Metro AG	25	2,045
Metro, Inc.	31	733
Michael Page International PLC	98	501
Millennium Pharmaceuticals, Inc. (a)	627	9,512
Millipore Corp. (a)	91	6,384
Monster Worldwide, Inc. (a)	184	5,124
Moody's Corp.	99	3,464
MPS Group, Inc. (a)	633	6,362
Myriad Genetics, Inc. (a)	215	9,247
Nektar Therapeutics (a)	375	2,674
Nestle SA	62	27,707
Nichirei Corp.	227	1,055
Nippon Meat Packers, Inc.	101	1,138
Nippon Suisan Kaisha Ltd.	194	951
Nisshin Seifun Group, Inc.	117	1,145
Nissin Food Products Co. Ltd.	36	1,202
Novozymes A/S	9	691
Olam International Ltd.	551	1,007
Pacific Brands Ltd.	354	895
Parexel International Corp. (a)	109	5,931
Parmalat SpA	304	1,092
PDL BioPharma, Inc. (a)	200	2,986
Pepsi Bottling Group, Inc.	324	11,291
PepsiAmericas, Inc.	131	3,228
PepsiCo, Inc.	735	50,120
Performance Food Group Co. (a)	189	5,978
Pernod-Ricard SA	26	2,755
Pharmaceutical Product Development, Inc.	171	7,415
Premier Foods PLC	210	558
Pre-Paid Legal Services, Inc. (a)	42	2,333
Procter & Gamble Co.	1,395	92,000
Qiagen NV (a)	63	1,269
QP Corp.	113	1,091
RalCorp Holdings, Inc. (a)	107	5,822
Randstad Holding NV	16	608
Reckitt Benckiser Group PLC	94	4,898
Regeneron Pharmaceuticals, Inc. (a)	266	5,394
Rent-A-Center, Inc. (a)	556	9,508
Rentokil Initial PLC	342	737

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Resources Connection, Inc. (a)	186	3,893
Reynolds American, Inc.	56	3,546
Robert Half International, Inc.	234	6,501
RR Donnelley & Sons Co.	523	18,247
SABMiller PLC	131	2,811
Safeway, Inc.	146	4,525
SAIC, Inc. (a)	831	15,706
Sapporo Holdings Ltd.	182	1,458
Societe Des Autoroutes	11	1,195
Saputo, Inc.	46	1,276
Sara Lee Corp.	245	3,445
Savient Pharmaceuticals, Inc. (a)	214	4,141
Scottish & Newcastle PLC	131	2,046
SeCom Co. Ltd.	75	3,830
Securitas AB	71	868
Serco Group PLC	122	1,010
Service Corp. International	1,919	23,086
SGS SA	1	1,293
Shiseido Co. Ltd.	131	3,086
Smithfield Foods, Inc. (a)	250	6,963
Sohgo Security Services Co. Ltd.	66	1,055
Sotheby's	270	8,389
Spherion Corp. (a)	323	2,158
Stewart Enterprises, Inc.	539	3,838
Strayer Education, Inc.	59	10,182
Supervalu, Inc.	478	14,369
Swedish Match AB	55	1,206
Sysco Corp.	268	7,785
Takara Holdings, Inc.	176	1,028
Tate & Lyle PLC	94	909
TeleTech Holdings, Inc. (a)	162	3,196
Tesco PLC	1,229	10,192
Thai Beverage PCL	6,062	1,027
Tingyi Cayman Islands Holding Corp.	1,242	1,742
Toppan Printing Co. Ltd.	222	2,226
Toyo Suisan Kaisha Ltd.	66	1,254
Transurban Group	321	1,899
Tupperware Brands Corp.	472	17,464
Tyson Foods, Inc.	550	7,838
Unicharm Corp.	20	1,318
Unilever NV	266	8,619
Unilever PLC	203	6,673
United Natural Foods, Inc. (a)	163	3,909
United Rentals, Inc. (a)	589	10,749
Universal Corp.	192	9,564
UST, Inc.	359	18,653
Valassis Communications, Inc. (a)	271	2,591
Vedior NV	42	1,020
Vertex Pharmaceuticals, Inc. (a)	216	4,398
Viad Corp.	111	2,969
VistaPrint Ltd. (a)	161	5,991
Watson Wyatt Worldwide, Inc.	180	8,847

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
WD-40 Co.	94	3,173
Weight Watchers International, Inc.	62	2,641
The Western Union Co.	331	7,414
Whole Foods Market, Inc.	266	10,491
Wilmar International Ltd.	812	2,378
WM Morrison Supermarkets PLC	357	2,125
WM Wrigley Jr Co.	91	5,226
WM Wrigley Jr Co.- B Shares	33	1,871
Woolworths Ltd.	400	10,326
Yakult Honsha Co. Ltd.	54	1,465
Yamazaki Baking Co. Ltd.	137	1,189
		1,346,634

Energy (5.8%)
Acergy SA	40	727
Advantage Energy, Income Fund	29	280
Alpha Natural Resources, Inc. (a)	265	8,867
Anadarko Petroleum Corp.	152	8,906
Apache Corp.	107	10,212
Arch Coal, Inc.	219	9,636
Atwood Oceanics, Inc. (a)	111	9,223
Australian Worldwide Exploration (a)	370	1,134
Baker Hughes, Inc.	136	8,830
BG Group PLC	552	12,075
Bourbon SA	17	1,006
BP PLC	2,975	31,475
Cabot Oil & Gas Corp.	461	17,836
Caltex Australia Ltd.	51	722
Cameron International Corp. (a)	384	15,460
Canadian Natural Resources Ltd.	83	5,308
Canadian Oil Sands Trust	36	1,362
CGG-Veritas (a)	4	930
Cheniere Energy, Inc. (a)	155	4,667
Chesapeake Energy Corp.	198	7,372
Chevron Corp.	669	56,531
Cimarex Energy Co.	163	6,652
CNOOC Ltd.	4,834	6,794
Cnpc Hong Kong Ltd.	1,760	822
Cosmo Oil Co. Ltd.	223	751
ConocoPhillips Co.	438	35,180
Consol Energy, Inc.	322	23,506
Core Laboratories NV (a)	95	10,707
Covanta Holding Corp. (a)	188	4,773
Crosstex Energy, Inc.	183	5,991
Delta Petroleum Corp. (a)	265	5,313
Denbury Resources, Inc. (a)	475	12,018
Devon Energy Corp.	137	11,642
Diamond Offshore Drilling, Inc.	29	3,275
El Paso Corp.	1,558	25,676
Enbridge, Inc.	51	2,036
EnCana Corp.	118	7,779
EnCo.re Acquisition Co. (a)	314	10,236

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Enerplus Resources Fund	25	970
ENI SpA	381	12,233
ENSCO International, Inc.	261	13,342
EOG Resources, Inc.	105	9,188
EXCO Resources, Inc. (a)	666	9,983
Exterran Holdings, Inc. (a)	129	8,416
Exxon Mobil Corp.	1,711	147,830
First Solar, Inc. (a)	54	9,816
FMC Technologies, Inc. (a)	228	10,980
Fording Canadian Coal Trust	11	493
Fugro NV	16	1,085
Global Industries Ltd. (a)	404	7,135
Grant Prideco, Inc. (a)	244	12,146
Grey Wolf, Inc. (a)	1,067	6,359
Halliburton Co.	392	13,003
Headwaters, Inc. (a)	244	2,750
Helix Energy Solutions Group, Inc. (a)	132	4,880
Helmerich & Payne, Inc.	151	5,922
Hercules Offshore, Inc. (a)	327	7,537
Hess Corp.	83	7,539
Holly Corp.	172	8,328
Husky Energy, Inc.	38	1,574
Idemitsu Kosan Co. Ltd.	10	859
Imperial Oil Ltd.	44	2,163
ION Geophysical Corp. (a)	392	4,861
Japan Petroleum Exploration Co.	16	1,011
John Wood Group PLC	165	1,244
Lundin Petroleum AB (a)	102	1,002
Marathon Oil Corp.	207	9,704
Mariner Energy, Inc. (a)	631	15,813
National Fuel Gas Co.	138	5,949
National Oilwell Varco, Inc. (a)	170	10,239
Neste Oil OYJ	30	952
Nexen, Inc.	72	2,045
Niko Resources Ltd.	12	1,017
Nippon Mining Holdings, Inc.	308	1,813
Nippon Oil Corp.	485	3,289
Noble Corp.	471	20,616
Occidental Petroleum Corp.	276	18,732
Oceaneering International, Inc. (a)	114	6,564
Oil Search Ltd.	329	1,256
Oilexco, Inc. (a)	91	1,162
OMV AG	24	1,713
Oneok, Inc.	204	9,588
OPTI Canada, Inc. (a)	51	841
Origin Energy Ltd.	290	2,267
Parker Drilling Co. (a)	688	4,782
Patriot Coal Corp. (a)	128	5,072
Peabody Energy Corp.	112	6,050
Penn Virginia Corp.	135	5,752
Penn West Energy Trust	35	941
Petro-Canada	77	3,499

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pride International, Inc. (a)	317	10,052
Q-Cells AG (a)	12	1,116
Questar Corp.	301	15,324
Quicksilver Resources, Inc. (a)	121	6,876
Range Resources Corp.	234	12,219
Renewable Energy Corp. AS (a)	27	681
Repsol YPF SA	123	3,902
Rowan Cos, Inc.	225	7,659
Royal Dutch Shell PLC - A Shares	384	13,734
Royal Dutch Shell PLC - B Shares	428	14,844
Saipem SpA	39	1,343
Santos Ltd.	198	2,151
SBM Offshore NV	26	747
Schlumberger Ltd.	556	41,956
Seacor Holdings, Inc. (a)	97	8,555
Seadrill Ltd. (a)	54	1,103
Showa Shell Sekiyu KK	88	769
Singapore Petroleum Co. Ltd.	255	1,134
Smith International, Inc.	350	18,974
Solarworld AG	22	971
Southwestern Energy Co. (a)	296	16,549
Spectra Energy Corp.	197	4,499
St Mary Land & Exploration Co.	248	8,737
StatoilHydro ASA	194	4,991
Stone Energy Corp. (a)	208	8,528
Suncor Energy, Inc.	71	6,675
Sunoco, Inc.	289	17,976
Sunpower Corp. (a)	57	3,938
Superior Energy Services (a)	380	15,234
Talisman Energy, Inc.	163	2,575
Technip SA	17	1,088
Tesoro Corp.	326	12,730
Tetra Technologies, Inc. (a)	299	4,679
TonenGeneral Sekiyu KK	112	968
Total SA	351	25,425
TransCanada Corp.	83	3,271
Transocean, Inc.	144	17,624
Tullow Oil PLC	111	1,318
Ultra Petroleum Corp. (a)	267	18,370
UTS Energy Corp. (a)	189	1,001
Valero Energy Corp.	180	10,654
Vestas Wind Systems A/S (a)	29	2,759
Weatherford International Ltd. (a)	145	8,962
WesternZagros Resources Ltd. (a)	31	66
W-H Energy Services, Inc. (a)	126	6,130
Woodside Petroleum Ltd.	149	6,191
XTO Energy, Inc.	191	9,921
		1,222,984

Financial (14.3%)
The 77 Bank Ltd.	165	1,029
ABN AMRO Holding NV	296	16,559

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ACE Ltd.	84	4,900
ACo.m Co. Ltd.	31	764
Admiral Group PLC	65	1,267
Aegon NV	225	3,332
Aeon Credit Service Co. Ltd.	77	1,148
Aeon Mall Co. Ltd.	36	921
Affiliated Managers Group, Inc. (a)	51	5,014
AGF Management Ltd.	32	783
Agile Property Holdings Ltd.	613	677
The Aichi Bank Ltd.	10	829
Aiful Corp.	43	871
Aioi Insurance Co. Ltd.	184	896
Alexandria Real Estate Equities	153	15,029
Allco Finance Group Ltd.	119	356
Alleanza Assicurazioni SpA	86	1,090
Alleghany Corp. (a)	8	3,024
Alliance & Leicester PLC	68	883
Allianz SE	70	12,512
Allied Irish Banks PLC	142	3,121
Allied World Assurance Co.	70	3,334
The Allstate Corp.	186	9,164
Alpha Bank AE	63	2,059
AMB Property Corp.	192	9,715
AMBAC Financial Group, Inc.	204	2,391
Amcore Financial, Inc.	127	2,816
American Express Co.	456	22,490
American Financial Group, Inc.	139	3,854
American Financial Realty Trust	735	6,049
American Home Mortgage Investment	327	15
American International Group, Inc.	701	38,667
American National Insurance	32	4,013
AmeriCredit Corp. (a)	231	3,075
Ameriprise Financial, Inc.	68	3,761
Amlin PLC	172	910
AMP Ltd.	622	4,683
Anchor BanCorp. Wisconsin, Inc.	117	2,925
Anglo Irish Bank Corp. PLC	113	1,585
Annaly Capital Management, Inc.	1,207	23,802
AON Corp.	83	3,612
Apartment Investment & Management Co.	153	6,065
Arch Capital Group Ltd. (a)	96	6,764
Arthur J Gallagher & Co.	200	5,082
Ascendas Real Estate Investments	610	934
Aspen Insurance Holdings Ltd.	155	4,374
Assicurazioni Generali SpA	187	7,909
Associated Banc-Corp.	239	6,735
Assurant, Inc.	204	13,238
Assured Guaranty Ltd.	96	2,271
Astoria Financial Corp.	173	4,702
ASX Ltd.	57	2,417
Australia & New Zealand Banking Group	607	14,152
AvalonBay Communities, Inc.	134	12,589

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Aviva PLC	402	4,993
The Awa Bank Ltd.	228	1,411
AXA Asia Pacific Holdings Ltd.	300	1,595
AXA SA	278	9,459
Axis Capital Holdings Ltd.	282	11,291
Babcock & Brown Ltd.	95	1,529
Baloise Holding AG	12	1,059
Banca Monte dei Paschi di Siena	194	897
Banca Popolare di Milano Scarl	75	941
Banco BPI SA	118	583
Banco Comercial Portugues SA	519	1,609
Banco de Valencia SA	19	997
Banco Espirito Santo SA	46	805
Banco Pastor SA	53	950
Banco Popular Espanol SA	119	1,828
Banco Santander SA	970	17,065
BanCorpsouth, Inc.	530	12,996
Bank of America Corp.	1,429	63,376
Bank of East Asia Ltd.	516	2,921
Bank of Ireland	152	2,217
The Bank of Iwate Ltd.	19	1,215
The Bank of Kyoto Ltd.	117	1,394
Bank of Montreal	78	4,408
The Bank of Nagoya Ltd.	174	1,080
The Bank of New York Mellon Corp.	375	17,486
Bank of Nova Scotia	153	7,343
Bank of Queensland Ltd.	72	953
The Bank of Yokohama Ltd.	467	3,026
Bankinter SA	63	970
Barclays PLC	1,014	9,478
BB&T Corp.	174	6,313
Banco Bilbao Vizcaya Argentaria (BBVA)	551	11,529
The Bear Stearns Cos, Inc.	31	2,799
Bendigo Bank Ltd.	169	1,894
BioMed Realty Trust, Inc.	403	9,301
BNP Paribas	136	13,314
BOC Hong Kong Holdings Ltd.	1,188	2,934
BOK Financial Corp.	46	2,506
Bolsas Y Mercados Espanoles	19	1,159
Boston Properties, Inc.	53	4,872
Bradford & Bingley PLC	128	628
Brandywine Realty Trust	685	12,912
BRE Properties, Inc.	207	9,023
British Land Co. PLC	81	1,627
Brookfield Asset Management, Inc.	90	2,901
Cabcharge Australia Ltd.	103	858
Cambridge Industrial Trust	606	272
Camden Property Trust	97	4,787
Canadian Imperial Bank of Commerce	52	3,793
CapitaCommercial Trust	623	915
Capital One Financial Corp.	114	6,248
CapitaLand Ltd.	554	2,307

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
CapitalSource, Inc.	265	4,349
CapitaMall Trust	440	919
Cathay General BanCorp.	358	9,283
Cattles PLC	145	816
CB Richard Ellis Group, Inc. (a)	333	6,464
Centro Properties Group	281	166
CFS Retail Property Trust	666	1,260
Challenger Financial Services	229	718
The Charles Schwab Corp.	445	9,924
Cheung Kong Holdings Ltd.	485	7,818
The Chiba Bank Ltd.	297	2,198
China Everbright Ltd. (a)	462	940
China Insurance International Holdings Co. (a)	442	899
China Overseas Land & Investments Ltd.	1,169	1,973
China Resources Land Ltd.	593	1,031
Chinese Estates Holdings Ltd.	596	975
Chubb Corp.	100	5,179
The Chugoku Bank Ltd.	81	1,150
Chuo Mitsui Trust Holdings, Inc.	328	2,252
Cigna Corp.	92	4,523
Cincinnati Financial Corp.	372	14,337
CIT Group, Inc.	376	10,513
CITIC International Financial Holdings Ltd.	1,299	710
Citigroup, Inc.	1,634	46,102
Citizens Republic BanCorp., Inc.	601	8,498
City Developments Ltd.	156	1,244
City National Corp.	81	4,607
CME Group, Inc.	29	17,948
CNP Assurances SA	8	970
The Colonial BancGroup, Inc.	303	4,757
Colonial Properties Trust	363	8,944
Comerica, Inc.	399	17,404
Commerce BanCorp., Inc.	393	14,977
Commerce Bancshares, Inc.	139	6,173
Commerce Group, Inc.	432	15,617
Commerzbank AG	93	2,799
Commonwealth Bank of Australia	428	18,952
Commonwealth Property Office Fund	796	992
CompuCredit Corp. (a)	66	970
Conseco, Inc. (a)	475	5,719
Corio NV	10	819
Corporate Office Properties Trust	191	6,118
Countrywide Financial Corp.	184	1,281
Cousins Properties, Inc.	236	6,278
Credit Agricole SA	116	3,535
Credit Saison Co. Ltd.	56	1,612
Credit Suisse Group	163	9,170
Cullen/Frost Bankers, Inc.	122	6,642
Dah Sing Financial Holdings Ltd.	119	937
The Daishi Bank Ltd.	256	1,047
Daito Trust Cons Ltd.	30	1,617
Daiwa Securities Group, Inc.	463	4,084

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Danske Bank A/S	73	2,581
DB RREEF Trust	961	1,365
DBS Group Holdings Ltd.	369	4,526
DCT Industrial Trust, Inc.	1,322	12,519
Delphi Financial Group, Inc.	1	16
Derwent London PLC	32	869
Deutsche Bank AG	81	9,094
Deutsche Boerse AG	32	5,594
Deutsche Postbank AG	14	1,157
Dexia SA	86	2,059
DiamondRock Hospitality Co.	589	7,745
Digital Realty Trust, Inc.	236	8,432
Dime Community Bancshares, Inc.	148	2,224
DnB NOR ASA	114	1,467
Downey Financial Corp.	119	4,106
Duke Realty Corp.	270	6,383
EFG Eurobank Ergasias SA	42	1,168
Endurance Specialty Holdings Ltd.	117	4,741
Equity Lifestyle Properties, Inc.	91	3,974
Equity Residential Property Trust	80	2,993
Erie Indemnity Co.	95	4,810
Erste Bank der Oesterreichisch	34	1,830
Essex Property Trust, Inc.	103	10,672
Euler Hermes SA	7	734
Eurazeo	8	843
Everest Re Group Ltd.	129	13,118
Fairfax Financial Holdings Ltd.	6	1,958
Fannie Mae	270	9,142
Federal Realty Investment Trust	81	5,978
Federated Investors, Inc.	195	8,301
FelCor Lodging Trust, Inc.	354	4,783
Fidelity National Financial, Inc.	427	8,408
Fifth Third BanCorp.	153	4,146
First American Corp.	163	7,099
First BanCorp.	421	4,025
First Horizon National Corp.	247	5,352
The First Marblehead Corp.	103	1,693
First Midwest BanCorp., Inc.	394	12,293
First Niagara Financial Group	823	10,469
FirstFed Financial Corp. (a)	92	3,859
FirstMerit Corp.	593	13,265
FKP Property Group	182	767
FNB Corp.	342	5,325
Fonciere Des Regions	7	922
Fondiaria-Sai SpA	23	940
Forest City Enterprises, Inc.	102	4,065
Forestar Real Estate Group, Inc. (a)	235	5,367
Fortis	202	4,470
Franklin Resources, Inc.	70	7,296
Franklin Street Properties Corp.	372	5,338
Fraser and Neave Ltd.	363	1,230
Freddie Mac	174	5,288

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Fremont General Corp.	564	1,861
Friedman Billings Ramsey Group	841	2,716
Friends Provident PLC	333	919
Frontier Financial Corp.	271	5,518
Fulton Financial Corp.	1,177	14,842
Genting International PLC (a)	1,849	796
Genworth Financial, Inc.	144	3,505
The Goldman Sachs Group, Inc.	107	21,482
Goodman Group	487	1,912
GPT Group	679	2,282
Great-West Lifeco, Inc.	40	1,281
Greentown China Holdings Ltd.	455	541
Guaranty Financial Group, Inc. (a)	52	718
The Gunma Bank Ltd.	165	1,145
Guoco Group Ltd.	75	885
GZI Real Estate Investment Trust	909	340
The Hachijuni Bank Ltd.	172	1,179
Hammerson PLC	45	1,015
Hang Lung Group Ltd.	278	1,280
Hang Lung Properties Ltd.	608	2,366
Hang Seng Bank Ltd.	229	4,499
Hannover Rueckversicherung AG	24	1,071
Hartford Financial Services Group, Inc.	111	8,965
Hbos PLC	581	8,024
HCC Insurance Holdings, Inc.	221	6,157
HCP, Inc.	489	14,870
Health Care REIT, Inc.	588	25,219
Healthcare Realty Trust, Inc.	376	9,712
Henderson Group PLC	272	565
Henderson Investment Ltd.	661	35
Henderson Land Development Corp.	364	3,114
The Higo Bank Ltd.	164	1,012
Hilb Rogal & Hobbs Co.	147	5,318
The Hiroshima Bank Ltd.	208	1,133
The Hokkoku Bank Ltd.	254	1,182
Hokuhoku Financial Group, Inc.	463	1,433
Home Properties, Inc.	141	6,767
Hong Kong Exchanges and Clearing Ltd.	353	7,279
Hongkong Land Holdings Ltd.	616	2,895
Hopewell Holdings Ltd.	251	1,086
Hopson Development Holdings Ltd.	302	542
Horace Mann Educators Corp.	237	4,354
Hospitality Properties Trust	186	6,315
Host Hotels & Resorts, Inc.	179	2,996
HRPT Properties Trust	1,657	13,173
HSBC Holdings PLC	1,815	27,143
Hudson City BanCorp., Inc.	999	16,364
Huntington Bancshares, Inc.	909	12,226
The Hyakugo Bank Ltd.	168	967
The Hyakujushi Bank Ltd.	215	1,096
Hypo Real Estate Holding AG	31	967
Hysan Development Co. Ltd.	420	1,231

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
ICAP PLC	112	1,505
IGM Financial, Inc.	22	972
Immoeast AG (a)	83	726
Immofinanz AG	86	810
Industrial Alliance Insurance	29	1,068
IndyMac BanCorp., Inc.	419	3,423
ING Groep NV	324	10,446
ING Industrial Fund	512	927
ING Office Fund	758	866
Insurance Australia Group Ltd.	597	1,996
IntercontinentalExchange, Inc. (a)	110	15,396
International Bancshares Corp.	426	8,835
Intesa Sanpaolo SpA	1,492	10,545
Intesa Sanpaolo RNC	152	1,033
Invesco Ltd.	65	1,769
Investec PLC	87	731
Investment Technology Group, Inc. (a)	179	8,408
Investor AB - A Shares	42	810
Investor AB - B Shares	71	1,406
IPC Holdings Ltd.	123	3,165
Irish Life & Permanent PLC	45	704
iStar Financial, Inc.	256	6,830
IVG Immobilien AG	30	1,016
The Iyo Bank Ltd.	123	1,245
JafCo. Co. Ltd.	24	858
Janus Capital Group, Inc.	402	10,858
Japan Securities Finance Co. Ltd.	80	674
Jefferies Group, Inc.	209	4,226
Jones Lang LaSalle, Inc.	61	4,746
The Joyo Bank Ltd.	268	1,525
JPMorgan Chase & Co.	1,045	49,690
The Juroku Bank Ltd.	181	996
Jyske Bank A/S (a)	14	888
The Kagoshima Bank Ltd.	149	1,041
KBC Groep NV	26	3,286
The Keiyo Bank Ltd.	193	1,252
Keppel Land Ltd.	198	869
Kerry Properties Ltd.	151	1,000
KeyCorp.	124	3,243
Kilroy Realty Corp.	134	6,570
Kimco Realty Corp.	527	18,872
Kinnevik Investment AB	57	1,124
Klepierre	21	1,113
Knight Capital Group, Inc. (a)	599	10,033
Kowloon Development Co. Ltd.	494	1,131
LaBranche & Co., Inc. (a)	380	2,170
Land Securities Group PLC	69	2,186
LaSalle Hotel Properties	161	4,413
Legal & General Group PLC	1,013	2,661
Lehman Brothers Holdings, Inc.	186	11,936
Lend Lease Corp. Ltd.	115	1,470
Leopalace21 Corp.	45	1,090

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Lexington Realty Trust	355	5,307
Liberty International PLC	52	1,105
Liberty Property Trust	178	5,716
Lincoln National Corp.	69	3,751
The Link REIT	552	1,389
Lloyds TSB Group PLC	874	7,604
Loews Corp.	117	5,463
London Stock Exchange Group PLC	40	1,345
M&T Bank Corp.	25	2,294
The Macerich Co.	137	9,367
Mack-Cali Realty Corp.	135	4,795
Macquarie Communications Infrastructure Group	213	958
Macquarie CountryWide Trust	646	863
Macquarie Group Ltd.	84	4,894
Macquarie Infrastructure Group	892	2,431
Macquarie Office Trust	833	844
Man Group PLC	255	2,771
Manulife Financial Corp.	240	9,040
Mapfre SA	232	938
Markel Corp. (a)	19	8,797
Marsh & McLennan Cos, Inc.	178	4,913
Marshall & Ilsley Corp.	568	15,847
MBIA, Inc.	239	3,705
Mediobanca SpA	60	1,119
Meinl European Land Ltd. (a)	47	598
Mercury General Corp.	52	2,501
Merrill Lynch & Co., Inc.	234	13,198
MetLife, Inc.	159	9,376
MGIC Investment Corp.	162	2,997
Mid-America Apartment Communities	105	4,810
Millea Holdings, Inc.	275	10,371
Mirvac Group	336	1,497
Mitsubishi Estate Co. Ltd.	456	12,093
Mitsubishi UFJ Financial Group	3,103	30,144
Mitsubishi UFJ Lease & Finance Co. Ltd.	24	894
Mitsui Fudosan Co. Ltd.	293	6,696
Mitsui Sumitomo Insurance Co.	476	4,924
Mizuho Financial Group, Inc.	4	18,733
Mizuho Trust & Banking Co. Ltd.	568	951
Montpelier Re Holdings Ltd.	204	3,497
Morgan Stanley	313	15,472
Muenchener Rueckversicherungs AG	34	6,113
The Musashino Bank Ltd.	23	1,045
The Nanto Bank Ltd.	216	1,040
The Nasdaq Stock Market, Inc. (a)	162	7,496
National Australia Bank Ltd.	531	16,469
National Bank of Canada	25	1,258
National Bank of Greece SA	74	4,424
National City Corp.	358	6,369
National Financial Partners Co.	153	5,523
National Retail Properties, Inc.	534	12,132
Nationwide Financial Services, Inc.	335	14,797

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nationwide Health Properties, Inc.	692	21,840
New World Development Ltd.	745	2,255
New York Community BanCorp., Inc.	750	13,913
NewAlliance Bancshares, Inc.	633	7,786
Newcastle Investment Corp.	301	3,763
Nexity	14	633
Nipponkoa Insurance Co. Ltd.	267	2,448
The Nishi-Nippon City Bank Ltd.	325	874
Nissay Dowa General Insurance Co. Ltd.	193	1,020
Nomura Holdings, Inc.	634	9,379
Nomura Real Estate Holdings	36	770
Nordea Bank AB	322	4,337
Northern Rock PLC	66	140
Nymex Holdings, Inc.	36	4,140
NYSE Euronext	81	6,371
The Ogaki Kyoritsu Bank Ltd.	218	1,355
Okasan Holdings, Inc.	171	975
OKO Bank PLC	62	1,112
Old Mutual PLC	854	2,111
Old National BanCorp.	371	6,233
Old Republic International Corp.	588	8,779
OMX AB	36	1,491
Onex Corp.	35	1,052
ORIX Corp.	30	5,092
Oversea-Chinese Banking Corp.	821	4,316
Pacific Capital BanCorp. NA	278	5,977
Pargesa Holding SA	10	981
Park National Corp.	47	3,384
PartnerRe Ltd.	116	9,196
Pennsylvania Real Estate Investment Trust	274	7,302
Perpetual Ltd.	16	836
PFF BanCorp., Inc.	126	1,576
Philadelphia Consolidated Holding Corp. (a)	246	8,807
The Phoenix Cos, Inc.	850	9,206
Piper Jaffray Cos (a)	75	3,554
Piraeus Bank SA	52	1,644
Platinum Underwriters Holdings Ltd.	439	14,816
The PMI Group, Inc.	174	1,653
PNC Financial Services Group, Inc.	87	5,709
Popular, Inc.	499	6,746
Power Corp. Of Canada	49	1,737
Power Financial Corp.	36	1,310
Principal Financial Group, Inc.	85	5,067
ProAssurance Corp. (a)	124	7,155
Promise Co. Ltd.	40	1,294
Prosperity REIT	1,732	355
Protective Life Corp.	128	5,087
Provident Bankshares Corp.	179	3,711
Provident Financial Services, Inc.	354	4,868
Prudential Financial, Inc.	151	12,740
Prudential PLC	379	4,827
Public Storage, Inc.	55	4,304

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
QBE Insurance Group Ltd.	287	7,152
Quintain Estates & Development PLC	58	573
Radian Group, Inc.	158	1,444
Raiffeisen International Bank-Holding AG	7	880
RAIT Financial Trust	368	3,408
Ratos AB	35	891
Raymond James Financial, Inc.	195	5,478
Realty, Income Corp.	688	16,773
Redwood Trust, Inc.	146	6,060
Regency Centers Corp.	100	6,143
Regions Financial Corp.	182	4,594
Reinsurance Group of America, Inc.	57	3,304
RenaissanceRe Holdings Ltd.	129	7,352
Resolution PLC	106	1,508
Resona Holdings, Inc.	2	3,160
RLI Corp.	92	5,189
Royal & Sun Alliance Insurance Group PLC	463	1,249
Royal Bank of Canada	199	10,038
Royal Bank of Scotland Group PLC	1,466	11,137
Safeco Corp.	209	11,154
Sampo Oyj	77	2,000
The San-In Godo Bank Ltd.	124	988
Schroders PLC	43	929
Segro PLC	91	914
Selective Insurance Group	329	7,866
Senior Housing Properties Trust	656	14,688
The Senshu Bank Ltd.	428	938
The Shiga Bank Ltd.	168	1,108
Shimao Property Holdings Ltd.	407	715
Shinko Securities Co. Ltd.	223	866
Shinsei Bank Ltd.	490	2,240
The Shizuoka Bank Ltd.	235	2,583
Shui On Land Ltd.	1,039	1,082
Shun Tak Holdings Ltd.	699	970
Simon Property Group, Inc.	96	8,384
Singapore Exchange Ltd.	353	2,392
Sino Land Co	483	1,456
Skandinaviska Enskilda Banken	84	1,891
SL Green Realty Corp.	114	10,580
Societa Cattolica di Assicurazione	19	891
Societe Generale	72	8,908
Sompo Japan Insurance, Inc.	327	2,955
The South Financial Group, Inc.	422	7,292
Sovereign BanCorp., Inc.	658	8,205
St George Bank Ltd.	176	4,394
Standard Chartered PLC	217	7,185
Standard Life PLC	327	1,401
State Street Corp.	169	13,878
Sterling Bancshares, Inc.	493	4,945
Sterling Financial Corp.	295	5,248
Stockland Trust Group	462	3,007
Storebrand ASA	72	574

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Strategic Hotels & Resorts, Inc.	572	8,208
Sumitomo Mitsui Financial Group	3	23,642
Sumitomo Realty & Development Ltd.	158	3,886
Sumitomo Trust & Banking Co. Ltd.	554	3,512
Sun Hung Kai Properties Ltd.	456	8,918
Sun Life Financial, Inc.	89	4,401
SunCorp.-Metway Ltd.	307	4,221
Sunstone Hotel Investors, Inc.	353	5,874
Suntec REIT	873	918
SunTrust Banks, Inc.	90	6,206
Suruga Bank Ltd.	87	1,033
Susquehanna Bancshares, Inc.	636	13,496
SVB Financial Group (a)	139	6,728
Svenska Handelsbanken AB	78	2,176
Swedbank AB	56	1,435
Swiss Life Holding	5	1,205
Swiss Reinsurance AG	58	4,315
SWS Group, Inc.	155	2,379
Sydbank A/S	21	750
Synovus Financial Corp.	631	8,336
T Rowe Price Group, Inc.	462	23,373
T&D Holdings, Inc.	82	4,411
Takefuji Corp.	44	1,246
Taubman Centers, Inc.	217	10,883
TCF Financial Corp.	247	5,249
TD Ameritrade Holding Corp. (a)	111	2,082
Thornburg Mortgage, Inc.	1,036	11,603
Tokai Tokyo Securities Co. Ltd.	193	864
Tokyo Tatemono Co. Ltd.	106	892
The Tokyo Tomin Bank Ltd.	31	861
Tokyu Land Corp.	152	1,222
Topdanmark A/S (a)	6	886
Torchmark Corp.	189	11,540
Toronto-Dominion Bank	112	7,586
The Travelers Cos, Inc.	216	10,390
Trustco Bank Corp.	413	4,254
Trustmark Corp.	391	8,997
TSX Group, Inc.	27	1,237
UBS AG	295	12,097
UCBH Holdings, Inc.	729	10,293
UDR, Inc.	267	6,096
Umpqua Holdings Corp.	361	5,920
Unibail-Rodamco	13	3,059
UniCredit SpA	1,903	13,966
UnionBanCal Corp.	107	5,249
Unione di Banche Italiane SCPA	99	2,466
Unipol Gruppo Finanziario SpA	323	906
United Bankshares, Inc.	255	8,201
United Industrial Corp. Ltd.	535	1,035
United Overseas Bank Ltd.	403	4,949
Unitrin, Inc.	94	3,868

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Unum Group	829	18,752
UOL Group Ltd.	306	780
Urban Corp.	68	630
US BanCorp.	567	19,250
Valad Property Group	686	649
Valiant Holding	7	1,192
Valley National BanCorp	244	4,941
Ventas, Inc.	323	14,276
W Holding Co., Inc.	960	1,392
Wachovia Corp.	577	22,462
Waddell & Reed Financial, Inc.	184	6,105
Washington Federal, Inc.	589	14,383
Washington Mutual, Inc.	271	5,398
Webster Financial Corp.	416	14,090
Weingarten Realty Investors	161	5,413
Wells Fargo & Co.	1,069	36,357
Wereldhave NV	3	333
Westfield Group	599	9,933
Westpac Banking Corp.	609	13,964
Wheelock & Co. Ltd.	420	1,231
White Mountains Insurance Group Ltd.	13	6,305
Whitney Holding Corp.	469	12,588
Willis Group Holdings Ltd.	220	7,753
Wilmington Trust Corp.	138	4,812
Wing Hang Bank Ltd.	86	1,108
Wing Lung Bank Ltd.	104	1,167
Wing Tai Holdings Ltd.	444	721
WR Berkley Corp.	333	10,077
XL Capital Ltd.	55	2,475
Yamaguchi Financial Group, Inc.	88	1,172
The Yamanashi Chuo Bank Ltd.	176	1,048
Zenith National Insurance Corp.	288	11,468
Zurich Financial Services AG	22	6,229
		3,025,214

Health Care (6.0%)
Abbott Laboratories	505	28,431
Adams Respiratory Therapeutics (a)	127	7,615
Advanced Medical Optics, Inc. (a)	102	2,145
Aetna, Inc.	221	11,770
Alcon, Inc.	32	4,544
Alfresa Holdings Corp.	16	988
Alkermes, Inc. (a)	421	5,608
Allergan, Inc.	129	8,667
American Medical Systems Holdings (a)	295	4,216
Amerigroup Corp. (a)	214	8,029
AmerisourceBergen Corp.	283	13,202
Amylin Pharmaceuticals, Inc. (a)	202	5,989
Apria Healthcare Group, Inc. (a)	247	5,241
Arthrocare Corp. (a)	108	4,323
Astellas Pharma, Inc.	182	7,890
AstraZeneca PLC	233	9,703

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Barr Pharmaceuticals, Inc. (a)	184	9,603
Baxter International, Inc.	281	17,068
Beckman Coulter, Inc.	106	7,049
Becton Dickinson & Co.	102	8,826
BioMarin Pharmaceutical, Inc. (a)	453	16,788
Biovail Corp.	58	792
Boston Scientific Corp. (a)	581	7,048
Bristol-Myers Squibb Co.	641	14,865
Brookdale Senior Living, Inc.	84	1,875
Celesio AG	18	1,053
Cephalon, Inc. (a)	129	8,466
Chugai Pharmaceutical Co. Ltd.	91	1,202
Cochlear Ltd.	21	1,313
Covance, Inc. (a)	122	10,146
Coventry Health Care, Inc. (a)	269	15,220
CR Bard, Inc.	169	16,320
Cubist Pharmaceuticals, Inc. (a)	222	3,772
CV Therapeutics, Inc. (a)	174	1,458
Daiichi Sankyo Co. Ltd.	232	6,960
Dainippon Sumitomo Pharma Co.	114	947
DaVita, Inc. (a)	201	10,723
Dentsply International, Inc.	273	11,278
Edwards Lifesciences Corp. (a)	240	11,105
Eisai Co. Ltd.	95	3,913
Elan Corp. PLC (a)	73	1,861
Eli Lilly & Co.	316	16,280
Endo Pharmaceuticals Holdings (a)	222	5,803
Essilor International SA	32	1,842
Express Scripts, Inc. (a)	96	6,479
Fisher & Paykel Healthcare Corp.	420	1,004
Forest Laboratories, Inc. (a)	136	5,409
Fresenius Medical Care AG & Co.	29	1,489
Gen-Probe, Inc. (a)	242	13,830
Getinge AB	49	1,142
Gilead Sciences, Inc. (a)	395	18,048
GlaxoSmithKline PLC	933	21,931
Grifols SA	51	1,232
Haemonetics Corp. (a)	111	6,642
Health Management Associates, Inc.	1,897	10,225
Health Net, Inc. (a)	215	9,995
Healthscope Ltd.	232	1,094
Healthsouth Corp. (a)	318	5,412
Healthways, Inc. (a)	143	8,051
Hengan International Group Co.	321	1,173
Henry Schein, Inc. (a)	139	8,080
Herbalife Ltd.	86	3,412
Hillenbrand Industries, Inc.	119	6,155
Hisamitsu Pharmaceutical Co., Inc.	38	1,283
Hologic, Inc. (a)	613	39,453
Humana, Inc. (a)	290	23,287
Idexx Laboratories, Inc. (a)	252	14,205

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Immucor, Inc. (a)	277	7,989
Intuitive Surgical, Inc. (a)	65	16,510
Invacare Corp.	258	6,280
Inverness Medical Innovations, Inc. (a)	352	15,858
Johnson & Johnson	907	57,377
Kinetic Concepts, Inc. (a)	87	4,331
King Pharmaceuticals, Inc. (a)	474	4,972
Kyowa Hakko Kogyo Co. Ltd.	129	1,286
Laboratory Corporation of America Holdings (a)	206	15,219
Luxottica Group SpA	30	848
Magellan Health Services, Inc. (a)	161	7,042
Medarex, Inc. (a)	505	5,045
Medco Health Solutions, Inc. (a)	240	12,019
Mediceo Paltac Holdings Co. Ltd.	74	1,228
The Medicines Co. (a)	207	3,544
Medicis Pharmaceutical Corp.	228	4,631
Medtronic, Inc.	488	22,726
Mentor Corp.	115	3,981
Merck & Co., Inc.	682	31,563
Merck KGAA	10	1,235
Miraca Holdings, Inc.	59	1,473
Mitsubishi Tanabe Pharma Corp.	93	1,124
Mylan, Inc.	715	10,661
NBTY, Inc. (a)	247	5,982
Neurocrine Biosciences, Inc. (a)	204	1,100
Nobel Biocare Holding AG	4	982
Novartis AG	386	19,464
Novo Nordisk A/S	60	3,734
Odyssey HealthCare, Inc. (a)	175	1,542
Omnicare, Inc.	247	5,469
Ono Pharmaceutical Co. Ltd.	38	1,865
Onyx Pharmaceuticals, Inc. (a)	259	12,310
OSI Pharmaceuticals, Inc. (a)	97	3,868
Parkway Holdings Ltd.	425	1,071
Patterson Cos, Inc. (a)	215	6,889
Pediatrix Medical Group, Inc. (a)	229	15,593
Perrigo Co.	524	16,160
Pfizer, Inc.	2,132	49,867
PharMerica Corp. (a)	156	2,315
Psychiatric Solutions, Inc. (a)	218	6,577
Quest Diagnostics, Inc.	65	3,206
Resmed, Inc. (a)	128	5,962
Respironics, Inc. (a)	120	7,861
Rhoen Klinikum AG	38	1,012
Roche Holding AG Genus	5	995
Roche Holding AG BR	109	19,747
Rohto Pharmaceutical Co. Ltd.	104	1,266
Sanofi-Aventis SA	161	13,013
Santen Pharmaceutical Co. Ltd.	46	1,222
Schering-Plough Corp.	745	14,580
Sepracor, Inc. (a)	179	5,055
Shimadzu Corp.	98	864

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Shionogi & Co. Ltd.	107	2,013
Shire PLC	86	1,521
Sierra Health Services, Inc. (a)	205	8,811
Sigma Pharmaceuticals Ltd.	686	922
Smith & Nephew PLC	145	1,967
Sonic Healthcare Ltd.	92	1,344
Sonova Holding AG	11	972
St Jude Medical, Inc. (a)	145	5,874
Stada Arzneimittel AG	17	1,063
STERIS Corp.	511	12,663
Stryker Corp.	158	10,581
Sunrise Senior Living, Inc. (a)	180	5,168
Suzuken Co. Ltd.	35	1,274
Symbion Health Ltd.	306	1,083
Synthes, Inc.	9	1,147
Sysmex Corp.	28	1,167
Taisho Pharmaceutical Co. Ltd.	79	1,638
Takeda Pharmaceutical Co. Ltd.	277	16,802
Techne Corp. (a)	155	10,075
Tenet Healthcare Corp. (a)	3,728	16,515
Terumo Corp.	68	3,703
Theravance, Inc. (a)	194	3,828
Tsumura & Co.	63	1,348
UCB SA	19	918
United Therapeutics Corp. (a)	80	6,718
UnitedHealth Group, Inc.	570	28,979
Universal Health Services, Inc.	83	3,912
Varian Medical Systems, Inc. (a)	243	12,633
VCA Antech, Inc. (a)	387	14,961
Ventana Medical Systems, Inc. (a)	140	12,467
Watson Pharmaceuticals, Inc. (a)	204	5,326
WellCare Health Plans, Inc. (a)	56	2,631
WellPoint, Inc. (a)	174	13,607
West Pharmaceutical Services, Inc.	133	5,200
William Demant Holding A/S (a)	11	735
Wyeth	431	17,154
Zimmer Holdings, Inc. (a)	106	8,296
		1,262,497

Holding Companies (0.2%)
Ackermans & Van Haaren	11	1,076
China Merchants Holdings International Co.	328	1,584
China Resources Enterprise Ltd.	355	1,179
Citic Pacific Ltd.	249	1,234
First Pacific Co.	1,495	1,060
GEA Group AG	33	1,011
Groupe Bruxelles Lambert SA	13	1,499
Guangdong Investment Ltd.	1,629	744
Guangzhou Investment Co. Ltd.	3,410	682
Hutchison Whampoa Ltd.	709	6,928
IFIL - Investments SpA	102	815
Jardine Matheson Holdings Ltd.	145	3,695

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Jardine Strategic Holdings Ltd.	126	1,827
LVMH Moet Hennessy Louis Vuitton	40	4,076
Noble Group Ltd.	974	1,203
Shanghai Industrial Holdings Ltd.	250	928
Sherritt International Corp.	72	959
Swire Pacific Ltd. - A Shares	259	3,521
Swire Pacific Ltd. - B Shares	476	1,206
Washington H Soul Pattinson & Co.	128	902
Wendel	6	597
Wharf Holdings Ltd.	407	2,166
		38,892

Industrial (8.5%)
3M Co.	191	15,213
AAR Corp. (a)	152	4,478
ABB Ltd.	351	8,704
Acciona SA	4	1,009
ACS Actividades de Construccio	31	1,614
Actuant Corp.	228	6,231
Acuity Brands, Inc.	180	8,192
Advantest Corp.	55	1,208
Aeroports de Paris	10	1,112
AGFA-Gevaert NV	51	564
Agilent Technologies, Inc. (a)	173	5,866
Albany International Corp.	150	5,251
Alfa Laval AB	17	904
Alliant Techsystems, Inc. (a)	136	14,395
Allied Waste Industries, Inc. (a)	583	5,742
Alps Electric Co. Ltd.	110	1,267
Alstom	16	3,180
Amada Co. Ltd.	130	1,117
Amcor Ltd.	299	1,849
Amec PLC	84	1,143
American Commercial Lines, Inc. (a)	67	1,357
Ametek, Inc.	179	7,883
Amphenol Corp.	299	11,942
Ansell Ltd.	107	1,132
Applera Corp. - Applied Biosystems	365	11,508
Aptargroup, Inc.	259	9,769
Arkansas Best Corp.	139	4,280
Arriva PLC	68	995
Arrow Electronics, Inc. (a)	195	6,673
Asahi Glass Co. Ltd.	390	4,856
Assa Abloy AB	51	882
Astec Industries, Inc. (a)	69	2,130
Auckland International Airport	428	928
Avnet, Inc. (a)	236	8,404
BAE Systems PLC	522	4,827
Balfour Beatty PLC	123	1,034
BE Aerospace, Inc. (a)	435	16,795
Belden, Inc.	185	7,826
Bemis Co., Inc.	205	5,572

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Benchmark Electronics, Inc. (a)	444	7,881
Bilfinger Berger AG	13	814
Boeing Co.	305	25,370
Bombardier, Inc. (a)	222	1,094
Boral Ltd.	198	1,065
Bouygues	42	3,206
Briggs & Stratton Corp.	283	5,901
The Brink's Co.	165	10,004
Brother Industries Ltd.	92	1,142
Bucyrus International, Inc.	174	16,132
Burlington Northern Santa Fe	92	7,960
Buzzi Unicem SpA	35	823
CAE, Inc.	85	955
Campbell Brothers Ltd.	47	1,167
Canadian National Railway Co.	74	3,745
Canadian Pacific Railway Ltd.	23	1,536
Carlisle Cos, Inc.	254	8,458
Casio Computer Co. Ltd.	87	916
Central Glass Co. Ltd.	196	730
Ceradyne, Inc. (a)	101	4,863
CH Robinson Worldwide, Inc.	304	16,884
Charter PLC (a)	46	633
Checkpoint Systems, Inc. (a)	226	5,370
Cheung Kong Infrastructure Holdings Co.	304	1,150
China Grand Forestry Resources (a)	2,661	375
Chiyoda Corp.	58	676
Cie de Saint-Gobain SA	57	4,414
Cimpor Cimentos de Portugal SG	110	860
Commercial Metals Co.	234	6,634
Cobham PLC	279	1,024
Coherent, Inc. (a)	130	3,380
ComfortDelgro Corp. Ltd.	802	883
Comsys Holdings Corp.	98	843
Cookson Group PLC	77	845
Cooper Industries Ltd.	367	16,346
Cosco Corp. Singapore Ltd.	322	1,011
CRH PLC	84	3,173
CSR Ltd.	380	1,063
CTS Corp.	221	2,343
Cummins, Inc.	328	15,836
Cymer, Inc. (a)	113	3,052
Daifuku Co. Ltd.	88	1,196
Daiichi Chuo Kisen Kaisha	148	823
Daikin Industries Ltd.	88	3,948
Dainippon Screen Manufacturing Co.	148	738
Danaher Corp.	102	7,594
Deere & Co.	225	19,746
Deutsche Post AG	129	4,159
Dionex Corp. (a)	77	5,398
Disco Corp.	20	867
Donaldson Co., Inc.	289	12,109
Downer EDI Ltd.	182	873

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
DRS Technologies, Inc.	164	8,802
Dyno Nobel Ltd.	593	1,074
EADS	53	1,343
Eagle Materials, Inc.	195	7,352
East Japan Railway Co.	1	8,266
Eastman Kodak Co.	685	13,652
Eaton Corp.	341	28,221
Ebara Corp.	227	711
Eiffage SA	8	699
EMCOR Group, Inc. (a)	249	5,461
Energizer Holdings, Inc. (a)	109	10,205
Energy Conversion Devices, Inc. (a)	162	3,739
ESCO Technologies, Inc. (a)	105	3,936
Esterline Technologies Corp. (a)	107	4,985
Expeditors International Washington, Inc.	373	17,639
Fanuc Ltd.	66	5,822
Fomento de Construcciones y Contratas (FCC)	12	794
FedEx Corp.	82	7,665
Finmeccanica SpA	45	1,336
Finning International, Inc.	42	1,101
Firstgroup PLC	84	1,103
Fletcher Building Ltd.	157	1,247
Flir Systems, Inc. (a)	294	8,902
Flowserve Corp.	96	7,884
FLSmidth & Co.	12	1,051
Fluor Corp.	154	18,737
Forward Air Corp.	120	3,720
Foster Wheeler Ltd. (a)	246	16,844
Fuji Electric Holdings Co. Ltd.	262	877
FUJIFILM Holdings Corp.	171	6,690
Fujikura Ltd.	175	852
Funai Electric Co. Ltd.	19	706
Furukawa Electric Co. Ltd.	235	941
Futuris Corp. Ltd.	530	1,093
Gamesa Corp. Tecnologica SA	27	1,017
Gardner Denver, Inc. (a)	212	6,877
Garmin Ltd.	90	6,494
General Cable Corp. (a)	248	14,386
General Dynamics Corp.	118	9,966
General Electric Co.	3,159	111,860
General Maritime Corp.	149	3,701
Gentex Corp.	276	4,377
Glory Ltd.	41	837
Go-Ahead Group PLC	19	818
GrafTech International Ltd. (a)	737	11,092
Granite Construction, Inc.	139	5,292
Grupo Ferrovial SA	12	767
Hamamatsu Photonics KK	35	1,208
Hankyu Hanshin Holdings, Inc.	423	1,961
Harsco Corp.	161	9,164
HeidelbergCement AG	7	1,047
Heidelberger Druckmaschinen AG	22	602

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hirose Electric Co. Ltd.	12	1,222
Hitachi Cable Ltd.	177	916
Hitachi Construction Machinery	30	695
Hitachi Koki Co. Ltd.	61	869
Hitachi Ltd.	1,107	8,276
Hitachi Zosen Corp. (a)	562	618
Hochtief AG	11	1,099
Holcim Ltd.	31	3,000
Honeywell International, Inc.	227	13,409
Hong Kong Aircraft Engineering Co. Ltd.	62	1,390
Horiba Ltd.	28	819
Hosiden Corp.	69	1,062
HOYA Corp.	143	3,907
Hubbell, Inc.	105	5,006
Ibiden Co. Ltd.	49	3,087
IDEX Corp.	325	10,150
IHI Corp.	488	964
Iino Kaiun Kaisha Ltd.	84	731
Imerys SA	11	849
IMI PLC	91	675
Ingersoll-Rand Co. Ltd.	71	2,806
Insituform Technologies, Inc. (a)	191	2,426
Intermec, Inc. (a)	200	3,984
Invensys PLC	141	631
Itron, Inc. (a)	145	11,948
ITT Corp.	319	18,958
Jacobs Engineering Group, Inc. (a)	189	14,447
Japan Airport Terminal Co. Ltd.	62	863
The Japan Steel Works Ltd.	123	1,796
JGC Corp.	84	1,396
JM AB	36	673
Joy Global, Inc.	176	11,097
JS Group Corp.	91	1,583
Kajima Corp.	350	1,122
Kawasaki Heavy Industries Ltd.	518	1,301
Kawasaki Kisen Kaisha Ltd.	195	1,883
Kaydon Corp.	118	5,155
Keihan Electric Railway Co. Ltd.	305	1,325
Keihin Electric Express Railway Co. Ltd.	179	1,207
Keio Corp.	192	1,132
Keisei Electric Railway Co. Ltd.	213	1,160
Kemet Corp. (a)	492	2,563
Kennametal, Inc.	360	11,027
Keyence Corp.	12	2,554
Kinden Corp.	123	1,035
Kingspan Group PLC	45	626
Kintetsu Corp.	565	1,908
Kirby Corp. (a)	86	3,954
Kitz Corp.	108	512
Komatsu Ltd.	310	7,463
Komori Corp.	47	995
Kone OYJ	16	1,059

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Konica Minolta Holdings, Inc.	176	2,822
Koninklijke BAM Groep NV	37	690
Kubota Corp.	378	2,719
Kuehne & Nagel International AG	11	997
Kurita Water Industries Ltd.	37	1,193
Kyocera Corp.	62	4,939
Kyowa Exeo Corp.	95	739
L-3 Communications Holdings, Inc.	219	24,272
Lafarge SA	23	3,606
Landstar System, Inc.	222	11,107
Leggett & Platt, Inc.	352	6,695
Legrand SA	31	942
Leighton Holdings Ltd.	43	1,908
Lincoln Electric Holdings, Inc.	164	10,111
Littelfuse, Inc. (a)	93	2,826
Mabuchi Motor Co. Ltd.	18	1,000
Macquarie Airports	540	1,873
Makino Milling Machine Co. Ltd.	81	521
Makita Corp.	48	1,779
MAN AG	15	1,848
The Manitowoc Co., Inc.	239	9,111
Martin Marietta Materials, Inc.	80	9,818
Maruichi Steel Tube Ltd.	41	1,242
Masco Corp.	975	22,357
Matsushita Electric Works Ltd.	120	1,258
Matthews International Corp.	129	6,304
McDermott International, Inc. (a)	388	18,306
Meggitt PLC	174	987
Methode Electronics, Inc.	213	2,582
Metso Oyj	20	929
Mettler Toledo International, Inc. (a)	63	6,256
Mine Safety Appliances Co.	90	4,017
Minebea Co. Ltd.	200	1,065
MISUMI Group, Inc.	64	1,040
Mitsubishi Electric Corp.	713	6,491
Mitsubishi Heavy Industries Ltd.	1,116	4,565
Mitsui Engineering & Shipbuilding Co. Ltd.	257	851
Mitsui OSK Lines Ltd.	397	4,831
Mitsumi Electric Co. Ltd.	28	772
Molex, Inc.	147	3,424
Monadelphous Group Ltd.	78	798
Moog, Inc. (a)	159	7,320
Mori Seiki Co. Ltd.	33	584
MTR Corp.	433	1,660
MTU Aero Engines Holding AG	16	851
Mueller Industries, Inc.	292	8,176
Mueller Water Products, Inc.	359	3,080
Murata Manufacturing Co. Ltd.	74	3,661
Nabtesco Corp.	72	873
Nachi-Fujikoshi Corp.	216	741
Nagoya Railroad Co. Ltd.	371	1,141
Nankai Electric Railway Co. Ltd.	366	1,136

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
National Express Group PLC	46	1,074
National Instruments Corp.	237	6,366
NCI Building Systems, Inc. (a)	81	2,330
NEC Corp.	674	2,764
Neptune Orient Lines Ltd.	293	660
Newport Corp. (a)	143	1,502
Nexans SA	6	654
NGK Insulators Ltd.	98	2,525
Nichias Corp.	108	409
Nichicon Corp.	70	548
Nidec Corp.	40	2,622
Nikon Corp.	115	3,136
Nippon Chemi-Con Corp.	103	436
Nippon Electric Glass Co. Ltd.	122	1,825
Nippon Express Co. Ltd.	315	1,683
Nippon Sheet Glass Co. Ltd.	222	1,013
Nippon Yusen KK	406	3,310
Nishi-Nippon Railroad Co. Ltd.	301	1,030
NKT Holding A/S	10	744
Nordson Corp.	123	6,135
Norfolk Southern Corp.	114	6,200
Norsk Hydro ASA	112	1,312
Northrop Grumman Corp.	113	8,968
NSK Ltd.	161	1,401
NTN Corp.	148	1,070
Obayashi Corp.	239	1,358
Odakyu Electric Railway Co. Ltd.	206	1,360
Okuma Corp.	66	584
Old Dominion Freight Line, Inc. (a)	132	3,848
Olympus Corp.	83	2,779
Omron Corp.	78	1,610
Orbotech Ltd. (a)	191	3,274
Orient Overseas (International) Ltd.	91	548
OSG Corp.	77	774
Owens-Illinois, Inc. (a)	343	17,287
Pacer International, Inc.	214	3,666
Pacific Basin Shipping Ltd.	737	1,036
Packaging Corp. of America	179	4,339
Pall Corp.	242	8,927
Park Electrochemical Corp.	78	1,847
Parker Hannifin Corp.	247	16,719
Pentair, Inc.	203	6,447
Power-One, Inc. (a)	371	850
Precision Castparts Corp.	60	6,828
Regal-Beloit Corp.	134	5,081
Republic Services, Inc.	340	10,200
Rexam PLC	107	891
Rheinmetall AG	12	847
Rieter Holding AG	2	717
Rinnai Corp.	36	1,158
Rockwell Automation, Inc.	62	3,535
Rockwell Collins, Inc.	294	18,581

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Rolls-Royce Group PLC	280	2,624
Roper Industries, Inc.	169	9,450
Royal Philips	177	6,891
Ryder System, Inc.	122	6,351
Sacyr Vallehermoso SA	23	728
Safran SA	43	701
Sagami Railway Co. Ltd.	333	1,259
Sankyu, Inc.	218	1,107
Sanmina-SCI Corp. (a)	4,130	6,484
Sanwa Holdings Corp.	184	886
Sanyo Electric Co. Ltd.	704	940
Schindler Holding AG	17	1,014
Schneider Electric SA	37	4,243
Seino Holdings Corp.	112	756
SembCorp. Industries Ltd.	290	929
SembCorp. Marine Ltd.	406	888
Sharp Corp.	363	6,278
Shima Seiki Manufacturing Ltd.	25	1,032
Shimizu Corp.	242	1,238
Siemens AG	131	16,861
SIG PLC	41	685
Sims Group Ltd.	47	1,188
Singapore Post Ltd.	1,331	1,014
Skanska AB	61	1,035
SMC Corp.	21	2,354
Snap-On, Inc.	236	11,592
SNC-Lavalin Group, Inc.	30	1,290
SonoCo. Products Co.	195	6,018
Spirit Aerosystems Holdings In (a)	489	13,506
ST Engineering	447	1,054
Stanley Electric Co. Ltd.	61	1,231
The Stanley Works	163	8,372
Star Micronics Co. Ltd.	37	609
Stericycle, Inc. (a)	139	8,237
STX Pan Ocean Co. Ltd.	704	1,212
Sumitomo Electric Industries Ltd.	252	3,678
Sumitomo Heavy Industries Ltd.	200	1,657
Tadano Ltd.	75	705
Taiheiyo Cement Corp.	315	678
Taisei Corp.	354	1,039
Taiyo Yuden Co. Ltd.	50	587
Techtronic Industries Co.	917	944
Teekay Corp.	87	4,115
Teledyne Technologies, Inc. (a)	131	6,764
Teleflex, Inc.	157	9,282
Tenaris SA	73	1,438
Terex Corp. (a)	196	11,517
Tetra Tech, Inc. (a)	449	8,841
Texas Industries, Inc.	109	6,177
Textron, Inc.	72	4,036
Thales SA	19	1,092
THK Co. Ltd.	46	913

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Thomas & Betts Corp. (a)	101	4,570
Timken Co.	153	4,625
Titan Cement Co. SA	21	949
TNT NV	60	2,210
Tobu Railway Co. Ltd.	285	1,388
Toda Corp.	199	1,037
Toho Zinc Co. Ltd.	113	501
Tokyo Seimitsu Co. Ltd.	32	643
Tokyu Corp.	351	2,182
Toll Holdings Ltd.	198	1,952
Tomkins PLC	226	783
Toshiba Corp.	1,069	7,218
Toyo Seikan Kaisha Ltd.	64	1,162
Transfield Services Ltd.	112	1,115
Transpacific Industries Group Ltd.	95	628
Transport International Holding Ltd.	202	891
Travis Perkins PLC	28	644
Tredegar Corp.	160	2,218
Trimble Navigation Ltd. (a)	251	6,639
Trinity Industries, Inc.	135	3,823
Tsubakimoto Chain Co.	150	848
Tyco International Ltd.	128	5,038
Ulvac, Inc.	27	1,176
Union Pacific Corp.	75	9,377
United Group Ltd.	68	922
United Technologies Corp.	266	19,527
URS Corp. (a)	493	21,651
Ushio, Inc.	57	1,160
UTi Worldwide, Inc.	140	2,618
Vallourec SA	8	1,586
Varian, Inc. (a)	123	6,673
Venture Corp. Ltd.	108	777
Vishay Intertechnology, Inc. (a)	342	3,587
Wabtec Corp.	202	6,947
Wartsila Oyj	15	951
Waste Connections, Inc. (a)	276	8,048
Waste Management, Inc.	150	4,866
Waters Corp. (a)	175	10,054
The Weir Group PLC	72	1,063
Werner Enterprises, Inc.	322	6,559
Wesfarmers Ltd.	228	7,212
Wienerberger AG	16	729
WorleyParsons Ltd.	65	2,287
Worthington Industries, Inc.	545	8,933
Yamatake Corp.	36	882
Yamato Holdings Co. Ltd.	148	2,060
Yaskawa Electric Corp.	89	935
YIT OYJ	34	711
Yokogawa Electric Corp.	80	774
YRC Worldwide, Inc. (a)	468	8,569
Zardoya Otis SA	35	816

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Zebra Technologies Corp. (a)	115	3,532
Zodiac SA	15	760
		1,814,037

Technology (5.9%)
ACI Worldwide, Inc. (a)	322	4,798
Actel Corp. (a)	215	2,560
Activision, Inc. (a)	451	11,667
Adobe Systems, Inc. (a)	249	8,697
Advanced Micro Devices, Inc. (a)	849	6,486
Advent Software, Inc. (a)	79	3,568
Affiliated Computer Services, Inc. (a)	156	7,605
Agilysys, Inc.	173	2,633
Altera Corp.	601	10,151
Amkor Technology, Inc. (a)	848	6,479
Analog Devices, Inc.	140	3,970
Ansys, Inc. (a)	366	12,777
Apple, Inc. (a)	395	53,467
Applied Materials, Inc.	597	10,698
ARM Holdings PLC	362	835
ASM Pacific Technology	118	683
ASML Holding NV (a)	63	1,663
ATMI, Inc. (a)	144	3,787
Atos Origin SA (a)	18	889
Autodesk, Inc. (a)	384	15,802
Automatic Data Processing, Inc.	238	9,656
Autonomy Corp. PLC (a)	64	1,156
Avid Technology, Inc. (a)	170	4,406
Axcelis Technologies, Inc. (a)	699	2,789
BEA Systems, Inc. (a)	942	17,606
BMC Software, Inc. (a)	330	10,573
Borland Software Corp. (a)	419	1,048
Brocade Communications Systems (a)	1,130	7,786
Brooks Automation, Inc. (a)	623	7,657
CA, Inc.	182	4,009
Cabot Microelectronics Corp. (a)	100	3,458
CACI International, Inc. (a)	127	5,536
Canon, Inc.	413	17,789
Cap Gemini SA	22	1,184
Cerner Corp. (a)	104	5,450
CGI Group, Inc. (a)	106	1,061
Ciber, Inc. (a)	306	1,475
Citrix Systems, Inc. (a)	350	12,117
Cognizant Technology Solutions (a)	504	14,062
Cognos, Inc. (a)	27	1,560
Computer Sciences Corp. (a)	387	16,378
Computershare Ltd.	166	1,178
Compuware Corp. (a)	640	5,440
Conexant Systems, Inc. (a)	3,430	2,367
CSG Systems International, Inc. (a)	250	3,190
CSK Holdings Corp.	34	929
Dassault Systemes SA	18	996

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Dell, Inc. (a)	947	18,978
DSP Group, Inc. (a)	176	2,015
DST Systems, Inc. (a)	72	5,148
Dun & Bradstreet Corp.	114	10,486
Electronic Arts, Inc. (a)	134	6,348
Electronics for Imaging (a)	455	6,716
EMC Corp. (a)	903	14,331
Emulex Corp. (a)	685	10,686
Entegris, Inc. (a)	714	5,498
Factset Research Systems, Inc.	73	4,083
Fidelity National Information Services, Inc.	340	14,433
Fiserv, Inc. (a)	291	14,949
Formfactor, Inc. (a)	183	4,432
Fujitsu Ltd.	687	4,458
Global Payments, Inc.	128	4,787
Hewlett-Packard Co.	1,180	51,625
Hutchinson Technology, Inc. (a)	149	2,350
IBM Corp.	428	45,942
Ikon Office Solutions, Inc.	612	5,006
Imation Corp.	203	5,260
Indra Sistemas SA	42	1,077
Infineon Technologies AG (a)	116	1,175
Informatica Corp. (a)	338	6,527
Intel Corp.	2,617	55,480
International Rectifier Corp. (a)	118	3,284
Intersil Corp.	262	6,034
Intuit, Inc. (a)	543	16,665
Itochu Techno-Solutions Corp.	30	863
Jack Henry & Associates, Inc.	573	14,084
Kla-Tencor Corp.	81	3,384
Konami Corp.	48	1,444
Kulicke & Soffa Industries, Inc. (a)	325	1,752
Lam Research Corp. (a)	222	8,523
Lattice Semiconductor Corp. (a)	736	1,950
Lenovo Group Ltd.	1,629	1,122
Linear Technology Corp.	379	10,487
LogicaCMG PLC	346	741
Logitech International SA (a)	40	1,206
Marvell Technology Group Ltd. (a)	192	2,279
Mastercard, Inc.	114	23,598
Maxim Integrated Products, Inc.	135	2,654
MEMC Electronic Materials, Inc. (a)	96	6,860
Metavante Technologies, Inc. (a)	267	5,914
Micrel, Inc.	350	2,135
Micros Systems, Inc. (a)	163	10,038
Microsemi Corp. (a)	270	6,134
Microsoft Corp.	3,685	120,131
Misys PLC	224	775
National Semiconductor Corp.	488	8,994
Navteq Corp. (a)	172	12,711
NCR Corp. (a)	301	6,465
Neopost SA	7	706

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Network Appliance, Inc. (a)	162	3,762
Nomura Research Institute Ltd.	53	1,398
Novell, Inc. (a)	658	4,185
Novellus Systems, Inc. (a)	195	4,633
Nvidia Corp. (a)	315	7,746
Obic Co. Ltd.	6	1,130
OC Oerlikon Corp. AG	2	725
ON Semiconductor Corp. (a)	491	3,182
Oracle Corp. (a)	1,818	37,360
Oracle Corp. Japan	25	1,091
Otsuka Corp.	12	930
Palm, Inc. (a)	584	3,165
Parametric Technology Corp. (a)	782	12,864
Paychex, Inc.	147	4,810
Perot Systems Corp. (a)	691	8,389
Photronics, Inc. (a)	273	3,328
Pitney Bowes, Inc.	64	2,349
PMC - Sierra, Inc. (a)	1,690	7,926
QLogic Corp. (a)	305	4,362
Quantum Corp. (a)	1,327	3,052
Rambus, Inc. (a)	172	3,347
Red Hat, Inc. (a)	321	5,996
Research In Motion Ltd. (a)	72	6,745
RiCo.h Co. Ltd.	244	3,818
Rohm Co. Ltd.	36	2,651
Sage Group PLC	232	1,017
Salesforce.com, Inc. (a)	154	8,051
SanDisk Corp. (a)	105	2,672
SAP AG	138	6,583
SEI Investments Co.	274	7,590
Seiko Epson Corp.	54	1,303
Semiconductor Manufacturing In (a)	8,393	678
Semtech Corp. (a)	501	6,398
Shinko Electric Industries Co.	45	755
Silicon Laboratories, Inc. (a)	222	6,935
Silicon Storage Technology, Inc. (a)	756	2,147
Skyworks Solutions, Inc. (a)	1,264	10,175
Square Enix Co. Ltd.	38	1,090
SRA International, Inc. (a)	172	4,718
STMicroelectronics NV	102	1,266
Sun Microsystems, Inc. (a)	289	5,058
Sybase, Inc. (a)	623	17,581
Synopsys, Inc. (a)	285	6,276
Take-Two Interactive Software (a)	293	4,817
TDK Corp.	44	2,805
Teradata Corp. (a)	334	7,956
Teradyne, Inc. (a)	374	4,103
Tessera Technologies, Inc. (a)	185	7,246
Texas Instruments, Inc.	614	18,991
THQ, Inc. (a)	273	4,917
Tokyo Electron Ltd.	55	3,290
TomTom NV (a)	17	927

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Total System Services, Inc.	305	7,054
Trident Microsystems, Inc. (a)	238	1,197
TriQuint Semiconductor, Inc. (a)	987	4,678
Unisys Corp. (a)	699	2,908
Varian Semiconductor Equipment Associates, Inc. (a)	332	10,694
VeriFone Holdings, Inc. (a)	109	2,133
Western Digital Corp. (a)	450	11,903
Wincor Nixdorf AG	12	930
Wind River Systems, Inc. (a)	497	4,170
Xerox Corp.	414	6,376
Xilinx, Inc.	607	13,275
		1,262,401

Utilities (3.6%)
A2A SpA	326	1,302
The AES Corp. (a)	295	5,628
AGL Energy Ltd.	144	1,551
AGL Resources, Inc.	532	20,136
Algonquin Power Income Fund	45	343
Allegheny Energy, Inc.	260	14,245
Allete, Inc.	146	5,619
Ameren Corp.	455	20,389
American Electric Power Co., Inc.	128	5,482
Aqua America, Inc.	262	5,222
Aquila, Inc. (a)	2,301	8,077
Atmos Energy Corp.	603	17,318
Avista Corp.	412	8,302
Babcock & Brown Infrastructure	758	863
Black Hills Corp.	299	11,583
British Energy Group PLC	158	1,629
Canadian Utilities Ltd.	24	1,201
Centerpoint Energy, Inc.	560	8,966
Centrica PLC	569	3,754
China Resources Power Holdings Ltd.	421	1,005
Chubu Electric Power Co., Inc.	245	6,198
Chugoku Electric Power Co., Inc.	97	2,071
Cleco Corp.	412	10,650
CLP Holdings Ltd.	541	4,281
CMS Energy Corp.	440	6,895
Consolidated Edison, Inc.	86	3,748
Contact Energy Ltd.	153	920
Dominion Resources, Inc.	257	11,051
DPL, Inc.	224	6,218
DTE Energy Co.	388	16,548
Duke Energy Corp.	440	8,210
Dynegy, Inc. (a)	800	5,616
E.ON AG	107	19,769
Edison International	77	4,016
El Paso Electric Co.	365	8,552
Electric Power Development Co.	55	1,960
Electricite de France	36	3,722
Enagas	45	1,233

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Endesa SA	72	3,373
Enel SpA	650	7,192
Energias de Portugal SA	351	2,224
Energy East Corp.	309	7,802
Entergy Corp.	57	6,166
Exelon Corp.	194	14,781
FirstEnergy Corp.	78	5,555
Fortis, Inc.	44	1,255
Fortum Oyj	68	2,730
FPL Group, Inc.	131	8,447
Gas Natural SDG SA	19	1,041
Gaz de France SA	30	1,614
Great Plains Energy, Inc.	167	4,656
Hawaiian Electric Industries, Inc.	641	14,410
Hokkaido Electric Power Co., Inc.	66	1,446
Hokuriku Electric Power Co.	68	1,541
Hong Kong & China Gas Co.	1,206	3,294
HongKong Electric Holdings Ltd.	435	2,480
Iberdrola SA	592	8,962
IdaCorp., Inc.	348	11,359
Integrys Energy Group, Inc.	163	7,925
International Power PLC	232	1,841
Kansai Electric Power Co., Inc.	282	7,054
Kyushu Electric Power Co., Inc.	150	3,802
MDU Resources Group, Inc.	330	8,554
National Grid PLC	418	6,434
Nicor, Inc.	88	3,608
NiSource, Inc.	543	10,312
Northeast Utilities	304	8,427
Northumbrian Water Group PLC	177	1,239
Northwest Natural Gas Co.	157	7,432
NorthWestern Corp.	222	6,416
NRG Energy, Inc. (a)	379	14,626
NSTAR	212	6,875
OGE Energy Corp.	184	6,022
Osaka Gas Co. Ltd.	704	2,695
Pennon Group PLC	87	1,138
Pepco Holdings, Inc.	390	9,929
PG&E Corp.	90	3,694
Piedmont Natural Gas Co.	550	13,789
Pinnacle West Capital Corp.	194	7,453
PNM Resources, Inc.	540	10,433
PPL Corp.	99	4,843
Progress Energy, Inc.	85	3,839
Public Power Corp. SA	36	1,665
Public Service Enterprise Group	87	8,352
Puget Energy, Inc.	233	6,093
Red Electrica de Espana SA	24	1,375
Reliant Energy, Inc. (a)	811	17,250
RWE AG	72	8,877
SCANA Corp.	206	7,682

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Scottish & Southern Energy PLC		134	4,072
Sempra Energy		75	4,193
Severn Trent PLC		42	1,188
Shikoku Electric Power Co., Inc.		80	2,302
Sierra Pacific Resources		449	6,722
Snam Rete Gas SpA		196	1,293
Southern Co.		264	9,596
Southwest Gas Corp.		332	9,479
Suez SA		179	10,877
TECO Energy, Inc.		407	6,785
Terna Rete Elettrica Nazionale SpA		318	1,328
Toho Gas Co. Ltd.		236	1,192
Tohoku Electric Power Co., Inc.		167	3,942
Tokyo Electric Power Co., Inc.		449	11,654
Tokyo Gas Co. Ltd.		794	3,704
TransAlta Corp.		38	1,207
UGI Corp.		718	19,113
Union Fenosa SA		20	1,329
Unisource Energy Corp.		280	8,226
United Utilities PLC		136	1,926
Vectren Corp.		516	14,164
Veolia Environnement SA		61	4,971
Verbund AG		22	1,443
Westar Energy, Inc.		696	16,955
WGL Holdings, Inc.		385	12,412
Wisconsin Energy Corp.		233	10,608
Xcel Energy, Inc.		945	19,647
			774,603

Total Common Stock (Cost $ 15,113,982)			14,386,842

Preferred Stocks (0.0%)*
Bayerische Motoren Werke AG		21	1,002
Fresenius AG		14	1,097
Henkel KGaA		28	1,275
Ito En Ltd.		10	150
Porsche Automobil Holding SE		1	1,799
ProSiebenSat.1 Media AG		30	588
RWE AG		11	1,138
Unipol Gruppo Finanziario SpA		341	893
Volkswagen AG		16	2,210

Total Preferred Stocks (Cost $ 10,769)			10,152

Corporate Bonds (4.3%)
Basic Materials (0.1%)
Eastman Chemical, 7.60%, 2/1/27	USD	15,000	16,490
Weyerhaeuser Co., 6.95%, 8/1/17	USD	12,000	12,851
			29,341

Communications (0.4%)
Comcast Corp., 6.50%, 11/15/35	USD	20,000	19,418
Sprint Capital Corp., 8.38%, 3/15/12	USD	24,000	24,945
Verizon Communications, 7.25%, 12/1/10	USD	35,000	37,939
			82,302

Consumer, Cyclical (0.3%)
Kohls Corp., 6.00%, 1/15/33	USD	28,000	23,428
Macys Retail Holdings, Inc., 5.75%, 7/15/14	USD	12,000	11,340
Target Corp., 5.88%, 3/1/12	USD	12,000	12,650
Wal-Mart Stores, 4.55%, 5/1/13	USD	23,000	23,524
			70,942

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Consumer, Non-Cyclical (0.4%)
Anheuser-Busch Cos, Inc., 5.05%, 10/15/16	USD	12,000	12,049
Bottling Group LLC, 4.63%, 11/15/12	USD	16,000	16,493
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	12,000	15,156
ConAgra Foods, Inc., 6.75%, 9/15/11	USD	12,000	12,943
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	10,000	10,390
Procter & Gamble Co., 4.95%, 8/15/14	USD	15,000	15,489
			82,520

Energy (0.1%)
Kinder Morgan Energy Partners, 7.75%, 3/15/32	USD	12,000	13,356

Financial (1.4%)
Allstate Corp., 7.20%, 12/1/09	USD	12,000	12,683
American General Finance, 5.38%, 10/1/12	USD	41,000	41,034
Citigroup, Inc., 6.63%, 1/15/28	USD	21,000	21,174
ConocoPhillips Canada, 5.63%, 10/15/16	USD	32,000	33,740
John Hancock Global Funding II, 7.90%, 7/2/10	USD	12,000	13,307
JPMC Capital XVIII, 6.95%, 8/17/36	USD	10,000	9,638
Lehman Brothers Holdings, 6.63%, 1/18/12	USD	15,000	15,744
Morgan Stanley, 6.75%, 4/15/11	USD	29,000	30,854
National Rural Utilities, 7.25%, 3/1/12	USD	15,000	16,485
Prudential Financial, Inc., 5.10%, 9/20/14	USD	35,000	35,462
U.S. Bank NA, 6.38%, 8/1/11	USD	15,000	16,084
Wachovia Bank NA, 7.80%, 8/18/10	USD	23,000	25,253
Wells Fargo & Co., 4.63%, 8/9/10	USD	26,000	26,491
			297,949

Healthcare (0.3%)
Abbott Laboratories, 5.60%, 11/30/17	USD	45,000	46,962
Wyeth, 5.50%, 2/1/14	USD	15,000	15,540
			62,502

Industrial (0.9%)
Boeing Co., 6.13%, 2/15/33	USD	12,000	12,675
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	12,000	12,666
General Electric Co., 5.00%, 2/1/13	USD	52,000	53,616
Norfolk Southern Corp., 6.20%, 4/15/09	USD	118,000	121,736
			200,693

Technology (0.1%)
IBM Corp., 8.38%, 11/1/19	USD	12,000	15,205

Utilities (0.3%)
Duke Energy Carolinas, 6.25%, 1/15/12	USD	12,000	12,860
Exelon Corporation, 4.90%, 6/15/15	USD	12,000	11,543
Florida Power & Light, 5.95%, 10/1/33	USD	30,000	30,385
Southern Power Co., 4.88%, 7/15/15	USD	12,000	11,628
			66,416

Total Corporate Bonds (Cost $ 909,283)			921,226

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
U.S. Government Agency Pass-Through Securities (4.3%)
Fannie Mae (3.1%)
6.00%, 6/1/17, Pool #555004	USD	18,575	19,221
5.50%, 8/1/17, Pool #826283	USD	7,872	8,088
5.00%, 5/1/18, Pool #703444	USD	23,142	23,462
4.50%, 1/1/19, Pool #735057	USD	13,884	13,933
5.00%, 1/1/19, Pool #255077	USD	20,225	20,546
5.00%, 12/1/19, Pool #745369	USD	8,662	8,799
5.50%, 3/1/20, Pool #735405	USD	29,845	30,574
5.00%, 6/1/20, Pool #839333	USD	28,413	28,805
4.50%, 9/1/20, Pool #839289	USD	14,416	14,446
5.50%, 12/1/20, Pool #850811	USD	92,075	94,324
5.00%, 12/1/26, Pool #256570	USD	39,081	39,266
6.00%, 10/1/32, Pool #667994	USD	32,468	33,413
5.00%, 8/1/33, Pool #713679	USD	41,988	41,821
5.50%, 9/1/33, Pool #254869	USD	60,563	61,477
6.00%, 9/1/33, Pool #736937	USD	12,971	13,312
5.50%, 4/1/34, Pool #725424	USD	27,064	27,430
7.00%, 4/1/34, Pool #780703	USD	18,834	20,007
5.00%, 5/1/34, Pool #768230	USD	22,938	22,847
6.50%, 9/1/34, Pool #783390	USD	21,264	22,076
6.00%, 4/1/35, Pool #735503	USD	12,449	12,804
4.40%, 10/1/35, Pool #836206	USD	28,607	28,662
6.50%, 4/1/36, Pool #851187	USD	62,415	64,799
			650,112

Freddie Mac (1.1%)
4.00%, 6/1/18, Pool #E01401	USD	23,194	22,867
4.50%, 1/1/19, Pool #B11878	USD	35,932	35,949
5.00%, 8/1/33, Pool #A12886	USD	20,560	20,504
5.50%, 8/1/33, Pool #A11851	USD	29,114	29,529
6.50%, 12/1/33, Pool #A16523	USD	14,485	15,116
6.00%, 7/1/34, Pool #A24370	USD	25,634	26,328
5.50%, 10/1/34, Pool #A27526	USD	26,972	27,352
5.50%, 11/1/35, Pool #A47728	USD	48,262	48,889
			226,534

GNMA (0.1%)
5.50%, 4/15/33, Pool #603566	USD	10,859	11,086
5.50%, 4/15/34, Pool #626116	USD	7,491	7,645
6.00%, 9/20/34, Pool #3611	USD	13,112	13,542
			32,273

Total U.S. Government Agency Pass-Through Securities (Cost $ 883,182)			908,919

U.S. Government Agency Securities (2.1%)
Fannie Mae (0.3%)
4.50%, 10/15/08	USD	35,000	35,459
6.63%, 9/15/09	USD	35,000	37,166
			72,625

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Federal Home Loan Bank (0.1%)
4.63%, 11/21/08	USD	10,000	10,153

Freddie Mac (1.7%)
4.63%, 12/19/08	USD	145,000	147,465
4.75%, 1/18/11	USD	25,000	26,199
4.75%, 1/19/16	USD	62,000	65,131
6.25%, 7/15/32	USD	99,000	119,205
			358,000

Total U.S. Government Agency Securities (Cost $ 425,014)			440,778

U.S. Treasury Obligations (2.1%)
U.S. Treasury Bonds (0.5%)
5.25%, 11/15/28	USD	101,000	113,104

U.S. Treasury Notes (1.6%)
4.00%, 6/15/09	USD	78,000	79,974
4.00%, 4/15/10	USD	69,000	71,695
4.00%, 2/15/15	USD	13,000	13,593
4.25%, 8/15/15	USD	45,000	47,598
4.88%, 2/15/12	USD	57,000	62,050
5.00%, 2/15/11	USD	50,000	53,961
			328,871

Total U.S. Treasury Obligations (Cost $ 414,986)			441,975

Foreign Government Securities (4.8%)
Belgium (0.2%)
Belgian Government Bond, 5.50%, 9/28/17	EUR	27,000	44,485

France (0.5%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	70,000	101,979

Germany (0.6%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	85,000	128,584

Italy (0.6%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	74,000	119,115

Japan (2.2%)
Japan Government Bond, 1.50%, 6/20/12	JPY	47,500,000	459,300

Netherlands (0.2%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	29,000	43,235

Spain (0.2%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30	EUR	29,000	47,634

United Kingdom (0.3%)
United Kingdom Treasury Bond, 4.00%, 9/7/16	GBP	38,000	73,116

Total Foreign Government Securities (Cost $ 910,946)			1,017,448

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2008 (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Rights and Options (0.0%*)
Sonae SGPS SA (a)	46	14
China Overseas Land & Investments (a)	97	29
Westernzagros Resources Ltd. (a)	3	1

Total Rights and Options (Cost $ 139)		44

Investment Companies (13.7%)
American Beacon Money Market Fund	1,082,038	1,082,038
BLDRS Emerging Markets 50 ADR	6,673	336,853
Dreyfus Cash Management Plus	134,524	134,524
iShares MSCI Emerging Markets	7,784	1,060,570
Vanguard Emerging Markets ETF	3,229	304,495

Total Investment Companies (Cost $ 2,830,290)		2,918,480

Total Investments (Cost $ 21,498,591) (b) – 99.1%		21,045,864

Other assets in excess of liabilities – 0.9%		187,468

Net Assets – 100.00%		21,233,332

(a)	Non-income producing security.
(b)	See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
(c)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
ADR American Depository Receipt
ETF Exchange Traded Fund
*	Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Common Stocks (76.8%)
Basic Materials (4.4%)
Acerinox SA	50	1,174
Agnico-Eagle Mines Ltd.	31	1,963
Agrium, Inc.	31	1,999
Air Products & Chemicals, Inc.	77	6,932
Air Water, Inc.	110	1,077
Airgas, Inc.	204	9,468
AK Steel Holding Corp.	287	13,713
Akzo Nobel NV	50	3,669
Albemarle Corp.	167	6,055
Alcoa, Inc.	338	11,188
Allegheny Technologies, Inc.	203	14,291
Alumina Ltd.	465	2,184
Antofagasta PLC	89	1,155
ArcelorMittal	143	9,378
Arkema (a)	20	1,122
Asahi Kasei Corp.	559	3,417
Ashland, Inc.	132	6,010
Barrick Gold Corp.	160	8,256
BASF SE	93	12,108
Bayer AG	142	11,646
BHP Billiton Ltd.	1,340	44,503
BHP Billiton PLC	440	12,924
BlueScope Steel Ltd.	290	2,649
Brookfield Infrastructure	4	91
Cabot Corp.	138	4,103
Cameco Corp.	62	2,099
Carpenter Technology Corp.	396	24,409
Celanese Corp.	443	16,471
Chemtura Corp.	554	3,712
Ciba Specialty Chemicals AG	21	843
Clariant AG	84	669
Cleveland-Cliffs, Inc.	119	12,119
Cytec Industries, Inc.	204	11,548
Daicel Chemical Industries Ltd.	196	1,097
Daido Steel Co. Ltd.	180	1,193
Dainippon Ink and Chemicals, Inc.	334	1,489
Denki Kagaku Kogyo K K	262	1,059
Domtar Corp. (a)	1,442	11,637
The Dow Chemical Co.	387	14,961
Dowa Holdings Co. Ltd.	121	811
Eastman Chemical Co.	241	15,923
Ecolab, Inc.	374	18,046
EI Du Pont de Nemours & Co.	357	16,129
Ferro Corp.	428	7,567
First Quantum Minerals Ltd.	14	1,048
FMC Corp.	209	11,110
FNX Mining Co., Inc. (a)	43	1,139
Fortescue Metals Group Ltd. (a)	460	2,544
Georgia Gulf Corp.	237	1,849
Givaudan SA	1	981
Gold Corp., Inc.	131	4,872

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
HB Fuller Co.	532	11,044
Hercules, Inc.	872	15,286
Hitachi Chemical Co. Ltd.	62	1,058
Hitachi Metals Ltd.	108	1,420
Hokuetsu Paper Mills Ltd.	250	1,065
HudBay Minerals, Inc. (a)	54	993
Huntsman Corp.	213	5,163
Iamgold Corp.	159	1,267
Iluka Resources Ltd.	256	1,037
Inmet Mining Corp.	15	1,102
International Flavors & Fragra, Inc.	197	8,394
International Paper Co.	168	5,418
Ivanhoe Mines Ltd. (a)	91	893
JFE Holdings, Inc.	244	11,267
Johnson Matthey PLC	41	1,515
JSR Corp.	85	1,978
Jubilee Mines NL	97	1,962
K+S AG	9	2,262
Kaneka Corp.	160	1,192
Kansai Paint Co. Ltd.	151	994
Kazakhmys PLC	51	1,232
Kingboard Chemical Holdings Ltd.	236	975
Kinross Gold Corp. (a)	110	2,427
Kobe Steel Ltd.	1,241	4,143
Koninklijke DSM NV	38	1,595
Lanxess AG	24	830
Lee & Man Paper Manufacturing Ltd.	303	676
Lihir Gold Ltd. (a)	728	2,428
Linde AG	23	3,000
Lonmin PLC	18	1,035
Lonza Group AG	14	1,782
Louisiana-Pacific Corp.	240	3,665
Lubrizol Corp.	210	11,048
Lundin Mining Corp. (a)	102	780
MeadWestvaco Corp.	535	14,980
Minara Resources Ltd.	241	1,065
Minerals Technologies, Inc.	94	5,114
Mitsubishi Chemical Holdings Co.	548	3,963
Mitsubishi Gas Chemical Co., Inc.	185	1,696
Mitsubishi Materials Corp.	499	2,037
Mitsui Chemicals, Inc.	313	2,093
Mitsui Mining & Smelting Co. Ltd	271	1,017
Monsanto Co.	280	31,483
Neenah Paper, Inc.	74	2,005
Newcrest Mining Ltd.	132	4,133
Newmont Mining Corp.	221	12,009
Newmont Mining Corp. of Canada	31	1,678
Nine Dragons Paper Holdings Ltd.	465	751
Nippon Kayaku Co. Ltd.	150	896
Nippon Light Metal Co. Ltd.	504	872
Nippon Paint Co. Ltd.	259	1,237
Nippon Shokubai Co. Ltd.	148	1,314
Nippon Steel Corp.	2,654	15,924

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Nippon Yakin Kogyo Co. Ltd.	111	852
Nissan Chemical Industries Ltd.	105	1,292
Nisshin Steel Co. Ltd.	338	1,109
Nitto Denko Corp.	66	3,221
Norske Skogindustrier ASA	93	523
Nova Chemicals Corp.	34	973
Nufarm Ltd.	117	1,564
OJI Paper Co. Ltd.	404	1,721
Olin Corp.	603	12,355
OneSteel Ltd.	456	2,714
Orica Ltd.	125	3,236
Osaka Titanium Technologies Co.	15	944
Outokumpu OYJ	42	1,312
Oxiana Ltd.	609	1,638
Pacific Metals Co. Ltd.	74	574
Paladin Energy Ltd. (a)	213	846
PaperlinX Ltd.	478	925
Plum Creek Timber Co., Inc.	502	20,959
Potash Corp. of Saskatchewan	54	7,576
PPG Industries, Inc.	60	3,965
Praxair, Inc.	167	13,512
Rautaruukki OYJ	20	818
Rayonier, Inc.	182	7,702
Reliance Steel & Aluminum Co.	151	7,431
Rengo Co. Ltd.	236	1,485
Rio Tinto Ltd.	130	14,333
Rio Tinto PLC	188	18,529
Rohm & Haas Co.	459	24,488
RPM International, Inc.	1,028	22,246
RTI International Metals, Inc. (a)	116	6,409
Salzgitter AG	8	1,254
Schulman A, Inc.	168	3,426
Sensient Technologies Corp.	412	10,943
SGL Carbon AG (a)	25	1,250
Shin-Etsu Chemical Co. Ltd.	163	8,569
Showa Denko KK	470	1,574
Sigma-Aldrich Corp.	239	11,869
Smurfit-Stone Container Corp. (a)	611	5,798
Solvac SA	7	1,114
Solvay SA	11	1,374
Southern Copper Corp.	26	2,440
Ssab Svenskt Stal AB	36	939
Steel Dynamics, Inc.	230	11,995
Stillwater Mining Co. (a)	339	3,532
Stora Enso Oyj	106	1,457
Sumitomo Bakelite Co. Ltd.	183	965
Sumitomo Chemical Co. Ltd.	660	4,674
Sumitomo Forestry Co. Ltd.	141	1,048
Sumitomo Metal Industries Ltd.	1,757	8,278
Sumitomo Metal Mining Co. Ltd.	230	3,759
Syngenta AG	18	4,746
Taiyo Nippon Sanso Corp.	153	1,456
Teck Cominco Ltd.	79	2,579

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Temple-Inland, Inc.	192	3,600
ThyssenKrupp AG	72	3,517
Titanium Metals Corp.	169	3,674
Tokai Carbon Co. Ltd.	119	931
Tokuyama Corp.	103	735
Tokyo Steel Manufacturing Co.	80	793
Tosoh Corp.	240	1,002
Ube Industries Ltd.	434	1,355
Umicore Group	6	1,357
United States Steel Corp.	335	34,207
UPM-Kymmene Oyj	99	1,858
Uranium One, Inc. (a)	113	786
USEC, Inc. (a)	789	6,367
Valspar Corp.	830	16,625
Vedanta Resources PLC	36	1,289
Voestalpine AG	20	1,219
Vulcan Materials Co.	171	13,417
Wacker Chemie AG	5	1,074
Wausau Paper Corp.	343	3,070
Weyerhaeuser Co.	84	5,688
Xstrata PLC	116	8,828
Yamana Gold, Inc.	118	1,957
Yamato Kogyo Co. Ltd.	27	1,008
Yara International ASA	48	2,262
Zeon Corp.	124	745
Zep, Inc.	108	1,784
Zinifex Ltd.	196	1,806
		992,838

Communications (7.2%)
3Com Corp. (a)	928	3,833
Adaptec, Inc. (a)	760	2,371
Akamai Technologies, Inc. (a)	330	9,966
Alcatel-Lucent	430	2,679
Amazon.Com, Inc. (a)	151	11,733
American Tower Corp. (a)	215	8,069
Anixter International, Inc. (a)	162	11,350
APN News & Media Ltd.	266	1,204
Ariba, Inc. (a)	785	7,826
AT&T, Inc.	2,305	88,719
BCE, Inc.	151	5,250
Belgacom SA	32	1,555
Belo Corp.	665	11,046
Black Box Corp.	121	4,024
British Sky Broadcasting Group	200	2,188
BT Group PLC	1,608	8,282
Cable & Wireless PLC	458	1,455
Cablevision Systems Corp. (a)	411	9,650
CBS Corp.	181	4,559
CenturyTel, Inc.	326	12,033
Charter Communications, Inc. (a)	1,874	2,193
Check Point Software Technologies Ltd. (a)	554	11,800
China Mobile Ltd.	1,664	24,391

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
China Netcom Group Corp.	779	2,378
China Unicom Ltd.	2,384	5,497
Ciena Corp. (a)	530	14,379
Cincinnati Bell, Inc. (a)	2,284	8,862
Cisco Systems, Inc. (a)	3,418	83,741
Citizens Communications Co.	814	9,337
Clear Channel Communications, Inc.	174	5,344
CNET Networks, Inc. (a)	1,056	8,332
Comcast Corp. - A Shares (a)	989	17,960
Comcast Corp. - SPL (a)	572	10,290
CommScope, Inc. (a)	405	17,962
Consolidated Media Holdings Ltd.	174	696
Corning, Inc.	810	19,497
Cosmote Mobile Telecommunications SA	43	1,651
Crown Castle International Corp. (a)	578	20,918
CTC Media, Inc. (a)	49	1,308
Daily Mail & General Trust	89	933
Dentsu, Inc.	1	2,313
Deutsche Telekom AG	558	11,418
Digital River, Inc. (a)	199	7,463
The DIRECTV Group, Inc. (a)	460	10,387
DisCo.very Holding Co. (a)	815	18,924
DISH Network Corp. (a)	435	12,284
eAccess Ltd.	2	1,204
Earthlink, Inc. (a)	832	5,666
eBay, Inc. (a)	611	16,430
EchoStar Corp. (a)	184	5,376
Elisa OYJ	46	1,301
Emap PLC	76	1,390
Embarq Corp.	417	18,890
Entercom Communications Corp.	224	2,757
Equinix, Inc. (a)	166	12,538
Ericsson	2,758	6,198
Expedia, Inc. (a)	628	14,457
Extreme Networks (a)	873	3,012
F5 Networks, Inc. (a)	537	12,636
Fairfax Media Ltd.	530	1,915
Foxconn International Holdings (a)	746	1,230
France Telecom SA	328	11,521
Gannett Co., Inc.	89	3,293
Gestevision Telecinco SA	48	1,027
GN Store Nord AS	110	595
Google, Inc. (a)	131	73,923
Hakuhodo DY Holdings, Inc.	20	1,040
Harmonic, Inc. (a)	874	9,544
Harris Corp.	290	15,860
Harte-Hanks, Inc.	371	5,943
Hellenic Telecommunications Organisation SA	56	1,721
HLTH Corp. (a)	683	7,643
Hutchison Telecommunications, Inc. (a)	1,048	1,470
Idearc, Inc.	351	5,707
IDT Corp.	386	2,679
Informa PLC	122	946

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Infospace, Inc. (a)	162	1,541
Inmarsat PLC	157	1,516
InterDigital, Inc. (a)	321	6,487
Interpublic Group of Cos, Inc. (a)	1,189	10,618
Interwoven, Inc. (a)	267	3,383
ITV PLC	630	902
j2 Global Communications, Inc. (a)	245	5,368
JDS Uniphase Corp. (a)	423	4,403
John Wiley & Sons, Inc.	232	9,145
Juniper Networks, Inc. (a)	283	7,683
Jupiter Telecommunications Co. (a)	2	1,665
KDDI Corp.	1	6,752
Lagardere SCA	23	1,677
Lamar Advertising Co. (a)	142	6,123
Leap Wireless International, Inc. (a)	101	4,176
Lee Enterprises, Inc.	269	3,212
Liberty Global, Inc. - A Shares (a)	362	14,628
Liberty Global, Inc. - C Shares (a)	447	16,628
Liberty Media Corp. - Capital (a)	68	7,318
Liberty Media Corp. - Interactive (a)	323	5,139
Manitoba Telecom Services, Inc.	30	1,282
Matsui Securities Co. Ltd.	157	1,085
McClatchy Co.	388	4,179
The McGraw-Hill Cos, Inc.	178	7,611
Media General, Inc.	146	2,777
Mediaset SpA	134	1,175
Meredith Corp.	187	8,787
MetroPCS Communications, Inc. (a)	338	6,108
Modern Times Group AB	21	1,259
Motorola, Inc.	1,185	13,663
MRV Communications, Inc. (a)	1,210	2,142
NetFlix, Inc. (a)	275	6,916
NeuStar, Inc. (a)	154	4,575
The New York Times Co.	344	5,759
News Corp. - A Shares	950	17,955
News Corp. - B Shares	228	4,432
NII Holdings, Inc. (a)	360	15,358
Nokia OYJ	731	26,481
NTT Corp.	2	9,555
NTT DoCoMo, Inc.	7	10,994
NutriSystem, Inc. (a)	157	4,493
Oki Electric Industry Co. Ltd.	679	1,111
Openwave Systems, Inc. (a)	688	1,424
PagesJaunes Groupe	65	1,256
PCCW Ltd.	2,113	1,209
Pearson PLC	150	2,060
Plantronics, Inc.	432	8,251
Polycom, Inc. (a)	180	4,545
Portugal Telecom SGPS SA	173	2,215
Priceline.com, Inc. (a)	209	22,681
PT Multimedia Servicos de Telecomunicacoes & Multimedia	24	319
Publicis Groupe	30	1,075

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Qualcomm, Inc.	868	36,821
Qwest Communications International, Inc.	824	4,845
Radio One, Inc. (a)	703	1,125
Rakuten, Inc. (a)	4	1,712
RCN Corp. (a)	191	2,225
RealNetworks, Inc. (a)	762	4,442
Reed Elsevier NV	99	1,798
Reed Elsevier PLC	205	2,466
Reuters Group PLC	234	2,820
RF Micro Devices, Inc. (a)	2,565	8,285
RH Donnelley Corp. (a)	141	4,240
Rogers Communications, Inc.	88	3,365
Royal KPN NV	338	6,092
S1 Corp. (a)	396	2,241
Sanoma-Wsoy Oyj	41	1,063
SAVVIS, Inc. (a)	136	2,747
SBA Communications Corp. (a)	617	18,269
SBI E*trade Securities Co. Ltd.	1	797
SBI Holdings, Inc.	4	924
Scholastic Corp. (a)	231	7,916
Seat Pagine Gialle SpA	2,340	767
Seek Ltd.	181	1,012
SES - FDR	66	1,594
Seven Network Ltd.	136	1,463
Shaw Communications, Inc.	72	1,410
Sinclair Broadcast Group, Inc.	336	3,024
Singapore Press Holdings Ltd.	629	1,935
SingTel	2,114	5,445
Societe Television Francaise 1	39	978
Softbank Corp.	286	5,218
SonicWALL, Inc. (a)	440	3,863
Sprint Nextel Corp.	1,076	11,330
Swisscom AG	4	1,586
Sycamore Networks, Inc. (a)	1,250	4,225
Symantec Corp. (a)	473	8,481
Tandberg ASA	57	966
Tekelec (a)	476	5,707
Tele2 AB - B shares	74	1,503
Telecom Corp. of New Zealand Ltd.	704	2,210
Telecom Italia SpA	2,041	6,177
Telecom Italia RNC	1,120	2,558
Telefonica SA	803	23,334
Telekom Austria AG	62	1,731
Telenor ASA	144	2,921
Telephone & Data Systems, Inc.	100	5,274
Telephone & Data Systems - S, Inc.	101	4,888
Television Broadcasts Ltd.	191	1,036
TeliaSonera AB	343	3,019
Tellabs, Inc. (a)	957	6,527
Telstra Corp. Ltd.	1,444	5,618
Telus Corp.	33	1,434
Telus Corp. - Non Voting Shares	30	1,261
Tencent Holdings Ltd.	294	1,736

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
The Thomson Corp.	35	1,249
Tibco Software, Inc. (a)	1,448	10,773
Time Warner Telecom, Inc. (a)	285	4,982
Time Warner, Inc.	1,956	30,787
Trend Micro, Inc. (a)	43	1,525
Trinity Mirror PLC	126	821
United Internet AG	73	1,378
United Online, Inc.	441	4,926
US Cellular Corp. (a)	33	2,346
Valueclick, Inc. (a)	484	10,566
Verizon Communications, Inc.	1,101	42,763
Viacom, Inc. (a)	301	11,667
Vignette Corp. (a)	196	2,758
Virgin Media, Inc.	542	9,062
Vivendi	215	8,585
Vodafone Group PLC	9,821	34,237
VTech Holdings Ltd.	146	836
The Walt Disney Co.	1,023	30,618
The Washington Post Co.	12	8,928
Websense, Inc. (a)	214	4,387
West Australian Newspapers Holdings Ltd.	107	1,075
Windstream Corp.	1,379	16,010
Wolters Kluwer NV	57	1,622
WPP Group PLC	228	2,791
XM Satellite Radio Holdings, Inc. (a)	614	7,614
Yahoo! Japan Corp.	6	2,302
Yahoo!, Inc. (a)	651	12,486
Yell Group PLC	145	957
Yellow Pages Income Fund	104	1,244
		1,620,777

Consumer, Cyclical (8.0%)
99 Cents Only Stores (a)	412	3,428
Abercrombie & Fitch Co.	171	13,627
AcCordia Golf Co. Ltd. (a)	1	950
Accor SA	38	2,882
Adidas AG	38	2,403
Aeon Co. Ltd.	319	3,861
Aeropostale, Inc. (a)	376	10,592
Air France-KLM	36	996
Aisin Seiki Co. Ltd.	83	3,302
Alaska Air Group, Inc. (a)	383	9,690
Alimentation Couche Tard, Inc.	67	1,130
All Nippon Airways Co. Ltd.	347	1,380
American Axle & Manufacturing Holdings	463	10,070
AMR Corp. (a)	585	8,155
Aoyama Trading Co. Ltd.	46	1,038
Arcandor AG (a)	42	779
Aristocrat Leisure Ltd.	187	1,659
ArvinMeritor, Inc.	724	9,832
Asics Corp.	96	1,246
AutoNation, Inc. (a)	343	5,584

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Autozone, Inc. (a)	89	10,758
Barratt Developments PLC	69	579
Bayerische Motoren Werke AG	60	3,304
Beazer Homes USA, Inc.	197	1,718
Bed Bath & Beyond, Inc. (a)	468	15,088
Bellway PLC	52	820
Berkeley Group Holdings PLC	39	781
Best Buy Co., Inc.	205	10,006
Big Lots, Inc. (a)	283	4,913
Billabong International Ltd.	94	998
BJ's Wholesale Club, Inc. (a)	154	4,996
Blockbuster, Inc. (a)	1,033	3,223
Bob Evans Farms, Inc.	243	7,227
Borders Group, Inc.	398	4,481
BorgWarner, Inc.	228	11,539
Bosch Corp.	250	1,056
Boyd Gaming Corp.	113	3,020
Bridgestone Corp.	284	4,810
Brightpoint, Inc. (a)	385	4,897
Brinker International, Inc.	267	4,969
British Airways PLC (a)	162	1,070
Brunswick Corp.	211	4,007
Burberry Group PLC	101	873
Callaway Golf Co.	584	10,465
Canadian Tire Corp. Ltd.	17	1,091
Canon Marketing Japan, Inc.	72	1,164
Carmax, Inc. (a)	439	9,790
Carnival Corp.	134	5,962
Carnival PLC	32	1,380
Carphone Warehouse Group PLC	180	1,176
Casey's General Stores, Inc.	367	9,542
Cathay Pacific Airways Ltd.	498	1,105
The Cato Corp.	208	3,405
Charming Shoppes, Inc. (a)	831	5,360
The Cheesecake Factory (a)	327	7,145
China Travel International Investment Ltd.	1,955	1,040
Choice Hotels International, Inc.	76	2,538
Christopher & Banks Corp.	278	3,550
Circuit City Stores, Inc.	1,280	6,963
Citizen Holdings Co. Ltd.	151	1,386
Cooper Tire & Rubber Co.	421	7,186
Coach, Inc. (a)	204	6,538
Coldwater Creek, Inc. (a)	92	592
Compagnie Financiere Richemont SA	97	5,515
Compass Group PLC	371	2,331
Continental AG	27	2,815
Continental Airlines, Inc. (a)	245	6,666
Costco Wholesale Corp.	230	15,626
Crocs, Inc. (a)	224	7,793
Crown Ltd. (a)	174	1,819
CVS Caremark Corp.	839	32,780
Daihatsu Motor Co. Ltd.	128	1,302

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Daimler AG	179	13,924
Daiwa House Industry Co. Ltd.	239	3,331
David Jones Ltd.	266	1,083
Delta Air Lines, Inc. (a)	471	7,927
Denso Corp.	209	7,547
Denway Motors Ltd.	2,788	1,620
Deutsche Lufthansa AG	46	1,095
Dick's Sporting Goods, Inc. (a)	458	14,908
Dillard's, Inc.	630	12,493
DR Horton, Inc.	647	11,161
Dress Barn, Inc. (a)	349	4,254
DSG International PLC	412	619
Esprit Holdings Ltd.	413	5,339
Ethan Allen Interiors, Inc.	208	6,438
Family Dollar Stores, Inc.	348	7,318
FamilyMart Co. Ltd.	50	1,486
Fast Retailing Co. Ltd.	31	2,294
Fastenal Co.	276	11,153
Fiat SpA	130	3,018
Foot Locker, Inc.	374	5,120
Ford Motor Co. (a)	946	6,281
Fred's, Inc.	357	3,367
Fuji Heavy Industries Ltd.	279	1,115
Furniture Brands International, Inc.	327	3,123
Futaba Industrial Co. Ltd.	53	1,186
Galaxy Entertainment Group Ltd. (a)	1,284	970
GameStop Corp. (a)	312	16,140
Gaylord Entertainment Co. (a)	202	5,896
General Motors Corp.	189	5,351
Genesco, Inc. (a)	114	3,803
Genuine Parts Co.	489	21,482
Gildan Activewear, Inc. (a)	38	1,404
GKN PLC	167	872
GOME Electrical Appliances Holdings Ltd.	809	1,805
Grafton Group PLC	94	735
Green Hospital Supply, Inc.	1	1,053
Group 1 Automotive, Inc.	187	4,944
Guess ?, Inc.	91	3,395
Gunze Ltd.	240	1,027
Gymboree Corp. (a)	155	5,924
H2O Retailing Corp.	135	966
Hagemeyer NV	246	1,712
Harman International Industries	136	6,334
Harvey Norman Holdings Ltd.	353	1,756
Hasbro, Inc.	337	8,752
Haseko Corp.	491	831
Hennes & Mauritz AB	91	4,891
Herman Miller, Inc.	82	2,606
Hermes International SA	14	1,395
Hino Motors Ltd.	186	1,286
Hitachi High-Technologies Corp.	54	1,016
Home Depot, Inc.	664	20,365
Home Retail Group PLC	163	917

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Honda Motor Co. Ltd.	730	22,792
The Hongkong & Shanghai Hotels	780	1,206
HOT Topic, Inc. (a)	428	2,375
Iberia Lineas Aereas de Espana SA	276	936
Ihop Corp.	83	4,419
Inchcape PLC	138	1,018
Inditex SA	47	2,341
Ingram Micro, Inc. (a)	347	6,170
Insight Enterprises, Inc. (a)	489	8,445
Interface, Inc.	273	4,357
International Game Technology	170	7,254
International Speedway Corp.	154	6,305
Isetan Co. Ltd.	90	1,050
Isuzu Motors Ltd.	621	2,616
Itochu Corp.	632	5,783
Izumi Co. Ltd.	82	1,207
J Crew Group, Inc. (a)	201	9,190
J Front Retailing Co. Ltd.	325	2,091
Jack in the Box, Inc. (a)	316	9,237
Jakks Pacific, Inc. (a)	187	4,406
Japan Airlines Corp.	672	1,637
Jardine Cycle & Carriage Ltd.	123	1,693
JetBlue Airways Corp. (a)	1,260	8,707
Johnson Controls, Inc.	183	6,473
Jones Apparel Group, Inc.	257	4,318
JTEKT Corp.	90	1,496
Juki Corp.	150	722
KB Home	184	5,060
Kellwood Co.	201	4,016
Kesa Electricals PLC	199	946
Kingfisher PLC	437	1,265
Kloeckner & Co. AG	17	699
Kohl's Corp. (a)	148	6,755
Koito Manufacturing Co. Ltd.	112	1,604
Kokuyo Co. Ltd.	118	965
K's Holdings Corp.	48	1,090
Kuraray Co. Ltd.	147	1,752
Ladbrokes PLC	157	935
Las Vegas Sands Corp. (a)	54	4,734
Lawson, Inc.	38	1,358
La-Z-Boy, Inc.	445	3,391
Lear Corp. (a)	583	17,117
Lennar Corp.	302	6,221
Li & Fung Ltd.	871	3,239
Li Ning Co. Ltd.	546	1,523
Life Time Fitness, Inc. (a)	162	7,183
Lifestyle International Holdings Ltd.	650	1,705
Liz Claiborne, Inc.	242	5,297
Longs Drug Stores Corp.	155	7,132
Lowe's Cos, Inc.	819	21,654
Macy's, Inc.	136	3,759
Magna International, Inc.	20	1,570
Marks & Spencer Group PLC	317	2,799

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Marriott International, Inc.	176	6,329
Marubeni Corp.	641	4,388
Marui Group Co. Ltd.	134	1,177
Matsushita Electric Industrial Co. Ltd.	857	18,134
Mattel, Inc.	1,074	22,565
Mazda Motor Corp.	373	1,575
McDonald's Corp.	467	25,008
Men's Wearhouse, Inc.	238	6,067
Meritage Homes Corp. (a)	211	3,387
MGM Mirage (a)	62	4,540
Michelin	27	2,573
Mitchells & Butlers PLC	83	736
Mitsubishi Corp.	636	16,627
Mitsubishi Logistics Corp.	89	1,076
Mitsubishi Motors Corp. (a)	1,550	2,565
Mitsubishi Rayon Co. Ltd.	239	955
Mitsui & Co. Ltd.	684	13,669
Mitsukoshi Ltd.	274	1,080
Modine Manufacturing Co.	170	2,625
Monaco Coach Corp.	212	2,156
MSC Industrial Direct Co.	234	9,610
Nagase & Co. Ltd.	105	995
Namco Bandai Holdings, Inc.	98	1,362
Newell Rubbermaid, Inc.	763	18,404
Next PLC	42	1,172
NGK Spark Plug Co. Ltd.	77	1,340
NHK Spring Co. Ltd.	145	1,226
Nintendo Co. Ltd.	46	22,928
Nippon Seiki Co. Ltd.	48	792
Nissan Motor Co. Ltd.	1,006	9,584
Nisshinbo Industries, Inc.	106	1,138
Nissin Kogyo Co. Ltd.	44	724
Nitori Co. Ltd.	25	1,305
NOK Corp.	64	1,294
Nokian Renkaat OYJ	39	1,312
Nordstrom, Inc.	113	4,396
Nu Skin Enterprises, Inc.	349	5,734
Onward Holdings Co. Ltd.	110	1,107
OPAP SA	39	1,351
O'Reilly Automotive, Inc. (a)	226	6,651
Oriental Land Co. Ltd.	25	1,476
Orient-Express Hotels Ltd.	208	10,764
Oshkosh Truck Corp.	146	6,681
Pacific Sunwear Of California (a)	693	7,706
Panera Bread Co. (a)	147	5,554
Parkson Retail Group Ltd.	174	1,491
Penn National Gaming, Inc. (a)	151	7,875
PEP Boys-Manny Moe & Jack	274	2,995
Persimmon PLC	56	859
PetSmart, Inc.	235	5,374
Peugeot SA	30	2,195
PF Chang's China Bistro, Inc. (a)	119	3,384
Phillips-Van Heusen Corp.	274	11,546

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pier 1 Imports, Inc. (a)	614	4,206
Pinnacle Entertainment, Inc. (a)	287	5,238
Pioneer Corp.	97	705
Pirelli & C SpA	1,149	1,194
Polo Ralph Lauren Corp.	116	7,028
Pool Corp.	242	5,963
PPR	14	1,955
Praktiker Bau- und Heimwerkerm	30	639
Puma AG Rudolf Dassler Sport	3	1,071
Punch Taverns PLC	56	775
Qantas Airways Ltd.	388	1,624
Quiksilver, Inc. (a)	1,209	11,522
RadioShack Corp.	325	5,639
Reece Australia Ltd.	56	1,250
Regal Entertainment Group	689	12,774
Regis Corp.	226	5,725
Renault SA	37	4,170
Rite Aid Corp. (a)	1,816	5,375
RONA, Inc. (a)	62	996
Ross Stores, Inc.	352	10,261
Royal Caribbean Cruises Ltd.	397	15,991
Ruby Tuesday, Inc.	396	3,045
Ryland Group, Inc.	323	10,888
Ryohin Keikaku Co. Ltd.	22	1,349
Saks, Inc. (a)	1,062	19,169
Sally Beauty Holdings, Inc. (a)	646	5,271
Sankyo Co. Ltd.	33	1,760
Scientific Games Corp. (a)	143	3,403
Sears Holdings Corp. (a)	28	3,094
Sega Sammy Holdings, Inc.	91	1,061
Sekisui Chemical Co. Ltd.	198	1,298
Sekisui House Ltd.	229	2,539
Select Comfort Corp. (a)	239	1,879
Seven & I Holdings Co. Ltd.	259	6,418
Shangri-La Asia Ltd.	563	1,657
Shimachu Co. Ltd.	46	1,268
Shimamura Co. Ltd.	14	1,141
Shimano, Inc.	41	1,581
Shoppers Drug Mart Corp.	40	1,956
Singapore Airlines Ltd.	200	2,174
Sky City Entertainment Group Ltd.	350	1,207
Skywest, Inc.	460	11,969
Sodexho Alliance SA	20	1,077
Sojitz Corp.	376	1,284
Sony Corp.	398	19,538
Southwest Airlines Co.	406	4,762
Staples, Inc.	348	8,331
Starbucks Corp. (a)	408	7,715
Starwood Hotels & Resorts Worldwide, Inc.	110	4,978
Steelcase, Inc.	316	4,844
Sumitomo Corp.	499	6,880
Sumitomo Rubber Industries, Inc.	109	958

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
The Sumitomo Warehouse Co. Ltd.	212	1,116
Superior Industries International, Inc.	137	2,496
Suzuki Motor Corp.	180	4,528
Swatch Group AG BR	6	1,606
Swatch Group AG REG	22	1,143
TABCorp. Holdings Ltd.	210	2,618
Takashimaya Co. Ltd.	124	1,320
Takata Corp.	39	1,031
Talbots, Inc.	131	1,267
Target Corp.	403	22,399
Tatts Group Ltd.	505	1,707
Taylor Wimpey PLC	213	759
Tech Data Corp. (a)	478	16,434
Teijin Ltd.	370	1,458
Thomson	79	956
Tim Hortons, Inc.	43	1,468
TJX Cos, Inc.	242	7,638
Toho Co. Ltd.	71	1,716
Tokai Rika Co. Ltd.	49	1,488
Toll Brothers, Inc. (a)	319	7,426
Toray Industries, Inc.	559	3,780
Toro Co.	199	9,819
Toto Ltd.	154	1,227
Toyobo Co. Ltd.	485	1,049
Toyoda Gosei Co. Ltd.	41	1,338
Toyota Boshoku Corp.	50	1,514
Toyota Industries Corp.	89	3,465
Toyota Motor Corp.	1,207	66,062
Toyota Tsusho Corp.	92	2,154
Tractor Supply Co. (a)	168	6,475
Triarc Cos, Inc.	327	3,041
TUI AG	46	997
TUI Travel PLC	208	1,052
Under Armour, Inc. (a)	148	5,957
United Stationers, Inc. (a)	140	7,736
UNY Co. Ltd.	123	954
Urban Outfitters, Inc. (a)	230	6,670
US Airways Group, Inc. (a)	214	2,955
USS Co. Ltd.	20	1,166
Vail Resorts, Inc. (a)	156	7,385
Valeo SA	25	915
Volkswagen AG	26	5,879
Wabash National Corp.	177	1,627
Wacoal Holdings Corp.	106	1,445
Walgreen Co.	524	18,398
Wal-Mart Stores, Inc.	931	47,369
Warner Music Group Corp.	97	771
Watsco, Inc.	116	4,278
Wendy's International, Inc.	221	5,397
Wesco International, Inc. (a)	91	3,844
Whirlpool Corp.	200	17,022
William Hill PLC	106	857

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
WMS Industries, Inc. (a)	216	8,078
Wolseley PLC	123	1,678
Wolverine World Wide, Inc.	485	12,275
World Fuel Services Corp.	141	3,731
WW Grainger, Inc.	150	11,936
Wynn Resorts Ltd. (a)	51	5,864
Yamada Denki Co. Ltd.	36	3,839
Yamaha Corp.	82	1,689
Yamaha Motor Co. Ltd.	87	1,972
The Yokohama Rubber Co. Ltd.	182	1,018
Yum! Brands, Inc.	273	9,326
Zale Corp. (a)	331	5,428
		1,804,761

Consumer, Non-Cyclical (7.2%)
ABB Grain Ltd.	168	1,306
ABC Learning Centres Ltd.	220	870
Abertis Infraestructuras SA	44	1,332
Accenture Ltd.	302	10,455
ACCO Brands Corp. (a)	413	5,596
Adecco SA	23	1,196
Administaff, Inc.	125	3,751
Affymetrix, Inc. (a)	139	2,788
Aggreko PLC	117	1,238
Ajinomoto Co., Inc.	259	2,755
Alberto-Culver Co.	216	5,787
Alexion Pharmaceuticals, Inc. (a)	232	15,154
Alliance Data Systems Corp. (a)	172	8,698
Altadis SA	48	3,590
Altria Group, Inc.	799	60,580
American Greetings Corp.	354	7,264
Anheuser-Busch Cos, Inc.	283	13,165
Apollo Group, Inc. (a)	287	22,885
Applera Corp. - Celera Group (a)	733	11,230
Arbitron, Inc.	144	5,756
Asahi Breweries Ltd.	188	3,301
Associated British Foods PLC	76	1,310
Atlantia SpA	53	1,754
Avis Budget Group, Inc. (a)	905	12,082
Babcock International Group PLC	124	1,372
BearingPoint, Inc. (a)	1,503	2,946
Beiersdorf AG	19	1,458
Benesse Corp.	42	1,726
Biogen Idec, Inc. (a)	158	9,630
Bio-Rad Laboratories, Inc. (a)	92	8,759
Blyth, Inc.	196	4,271
Bowne & Co., Inc.	191	2,349
Brisa-Auto Estradas de Portugal, SA (BRISA)	96	1,416
British American Tobacco PLC	271	9,674
Brown-Forman Corp.	91	5,731
Bunzl PLC	98	1,224
C&C Group PLC	160	1,036
Cadbury Schweppes PLC	391	4,296

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Cambrex Corp.	258	2,451
Capita Group PLC	111	1,445
Carlsberg A/S	10	1,043
Carrefour SA	101	7,061
Casino Guichard Perrachon SA	13	1,427
Celgene Corp. (a)	193	10,829
Chaoda Modern Agriculture	1,965	1,991
Chemed Corp.	115	5,891
China Mengniu Dairy Co. Ltd.	372	959
ChoicePoint, Inc. (a)	157	5,227
Christian Dior SA	10	1,098
Church & Dwight Co., Inc.	384	20,436
Cintra Concesiones de Infraest	85	1,225
Clorox Co.	244	14,962
Coca Cola Hellenic Bottling Co.	43	1,790
The Coca-Cola Co.	815	48,224
Coca-Cola West Holdings Co. Ltd.	63	1,348
Colgate-Palmolive Co.	286	22,022
Corporate Executive Board Co.	76	4,374
Coca-Cola Amatil Ltd.	205	1,720
Colruyt SA	6	1,505
ConAgra Foods, Inc.	193	4,155
Constellation Brands, Inc. (a)	576	12,038
Convergys Corp. (a)	332	5,149
Corinthian Colleges, Inc. (a)	758	6,405
Corrections Corporation of America (a)	716	19,003
Cosco Pacific Ltd.	494	987
CSL Ltd.	219	6,706
Dai Nippon Printing Co. Ltd.	278	4,026
Dairy Farm International Holdings Ltd.	463	2,000
Danisco A/S	17	1,133
Del Monte Foods Co.	506	4,539
Delhaize Group	18	1,369
Deluxe Corp.	451	10,968
Diageo PLC	496	9,982
Enzon Pharmaceuticals, Inc. (a)	335	2,804
Experian Group Ltd.	190	1,663
Ezaki GliCo. Co. Ltd.	132	1,419
Forrester Research, Inc. (a)	48	1,152
Fortune Brands, Inc.	57	3,985
Foster's Group Ltd.	787	3,965
FTI Consulting, Inc. (a)	262	14,491
G4S PLC	295	1,283
Genentech, Inc. (a)	256	17,969
General Mills, Inc.	112	6,116
Genzyme Corp. (a)	137	10,704
George Weston Ltd.	18	966
Golden Agri-Resources Ltd.	1,608	2,167
Goodman Fielder Ltd.	601	910
Greene King PLC	64	949
H&R Block, Inc.	979	18,865
Hansen Natural Corp. (a)	213	8,213
Hays PLC	398	811

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Heineken Holding NV	24	1,218
Heineken NV	46	2,572
Henkel KGaA	27	1,128
The Hershey Co.	273	9,883
Hewitt Associates, Inc. (a)	575	21,373
HJ Heinz Co.	122	5,192
Hormel Foods Corp.	189	7,322
House Foods Corp.	88	1,559
Human Genome Sciences, Inc. (a)	665	3,711
Husqvarna AB	94	953
Iaws Group PLC	63	1,286
Illumina, Inc. (a)	345	21,977
Imperial Tobacco Group PLC	126	6,139
InBev NV	37	3,018
InterMune, Inc. (a)	151	2,532
Intertek Group PLC	65	1,132
Invitrogen Corp. (a)	96	8,224
Iron Mountain, Inc. (a)	366	12,587
Ito En Ltd.	43	926
ITT Educational Services, Inc. (a)	115	10,505
J Sainsbury PLC	279	2,197
Japan Tobacco, Inc.	2	10,495
Jarden Corp. (a)	320	8,013
The JM Smucker Co.	137	6,402
Kagome Co. Ltd.	79	1,360
Kamigumi Co. Ltd.	151	1,106
Kao Corp.	207	6,249
Kerry Group PLC	49	1,319
Kesko OYJ	24	1,220
Kikkoman Corp.	96	1,162
Kimberly-Clark Corp.	153	10,044
Kirin Holdings Co. Ltd.	381	6,109
Koninklijke Ahold NV	232	3,015
Kraft Foods, Inc.	616	18,024
Lighthouse Caledonia ASA (a)	10	8
Lion Corp.	238	1,050
Lion Nathan Ltd.	180	1,525
Live Nation, Inc. (a)	301	3,281
Loblaw Cos Ltd.	28	900
L'Oreal SA	49	6,009
Manpower, Inc.	151	8,495
Marine Harvest (a)	1,032	540
McCo.rmick & Co., Inc.	260	8,767
McKesson Corp.	154	9,670
Meiji Dairies Corp.	222	1,192
Meiji Seika Kaisha Ltd.	297	1,299
Metcash Ltd.	342	1,272
Metro AG	30	2,454
Metro, Inc.	37	875
Michael Page International PLC	118	603
Millennium Pharmaceuticals, Inc. (a)	760	11,529

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Millipore Corp. (a)	110	7,717
Monster Worldwide, Inc. (a)	227	6,322
Moody's Corp.	120	4,199
MPS Group, Inc. (a)	788	7,919
Myriad Genetics, Inc. (a)	204	8,774
Nektar Therapeutics (a)	454	3,237
Nestle SA	75	33,517
Nichirei Corp.	273	1,268
Nippon Meat Packers, Inc.	121	1,363
Nippon Suisan Kaisha Ltd.	233	1,142
Nisshin Seifun Group, Inc.	140	1,371
Nissin Food Products Co. Ltd.	43	1,436
Novozymes A/S	11	845
Nutreco Holding NV	17	1,087
Olam International Ltd.	662	1,210
Pacific Brands Ltd.	425	1,074
Parexel International Corp. (a)	130	7,073
Parmalat SpA	365	1,311
PDL BioPharma, Inc. (a)	238	3,553
Pepsi Bottling Group, Inc.	398	13,870
PepsiAmericas, Inc.	152	3,745
PepsiCo, Inc.	903	61,576
Performance Food Group Co. (a)	227	7,180
Pernod-Ricard SA	32	3,391
Pharmaceutical Product Development, Inc.	206	8,932
Premier Foods PLC	252	669
Pre-Paid Legal Services, Inc. (a)	47	2,611
Procter & Gamble Co.	1,704	112,379
Qiagen NV (a)	75	1,510
QP Corp.	135	1,304
RalCorp Holdings, Inc. (a)	129	7,019
Randstad Holding NV	20	761
Reckitt Benckiser Group PLC	113	5,888
Regeneron Pharmaceuticals, Inc. (a)	339	6,875
Rent-A-Center, Inc. (a)	635	10,859
Rentokil Initial PLC	411	885
Resources Connection, Inc. (a)	223	4,667
Reynolds American, Inc.	64	4,053
Robert Half International, Inc.	290	8,056
RR Donnelley & Sons Co.	629	21,946
SABMiller PLC	157	3,369
Safeway, Inc.	175	5,423
SAIC, Inc. (a)	1,167	22,056
Sapporo Holdings Ltd.	218	1,747
Societe Des Autoroutes	13	1,412
Saputo, Inc.	54	1,498
Sara Lee Corp.	279	3,923
Savient Pharmaceuticals, Inc. (a)	266	5,147
Scottish & Newcastle PLC	157	2,453
SeCo.m Co. Ltd.	90	4,596
Securitas AB	85	1,039
Serco Group PLC	147	1,217
Service Corp. International	2,457	29,558

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
SGS SA	1	1,293
Shiseido Co. Ltd.	157	3,699
Smithfield Foods, Inc. (a)	301	8,383
Sohgo Security Services Co. Ltd.	80	1,278
Sotheby's	326	10,129
Spherion Corp. (a)	386	2,578
Stewart Enterprises, Inc.	643	4,578
Strayer Education, Inc.	87	15,014
Supervalu, Inc.	585	17,585
Swedish Match AB	67	1,469
Sysco Corp.	315	9,151
Takara Holdings, Inc.	211	1,232
Tate & Lyle PLC	113	1,093
TeleTech Holdings, Inc. (a)	228	4,498
Tesco PLC	1,476	12,240
Thai Beverage PCL	7,279	1,233
Tingyi Cayman Islands Holding Corp.	1,491	2,092
Toppan Printing Co. Ltd.	266	2,667
Toyo Suisan Kaisha Ltd.	79	1,501
Transurban Group	385	2,278
Tupperware Brands Corp.	535	19,795
Tyson Foods, Inc.	672	9,576
Unicharm Corp.	24	1,582
Unilever NV	319	10,337
Unilever PLC	244	8,021
United Natural Foods, Inc. (a)	195	4,676
United Rentals, Inc. (a)	653	11,917
Universal Corp.	248	12,353
UST, Inc.	438	22,758
Valassis Communications, Inc. (a)	324	3,097
Vedior NV	50	1,214
Vertex Pharmaceuticals, Inc. (a)	259	5,273
Viad Corp.	136	3,638
VistaPrint Ltd. (a)	193	7,182
Watson Wyatt Worldwide, Inc.	215	10,567
WD-40 Co.	112	3,781
Weight Watchers International, Inc.	75	3,195
The Western Union Co.	388	8,691
Whole Foods Market, Inc.	317	12,502
Wilmar International Ltd.	975	2,856
WM Morrison Supermarkets PLC	429	2,553
WM Wrigley Jr Co.	111	6,375
WM Wrigley Jr Co.- B Shares	42	2,382
Woolworths Ltd.	481	12,417
Yakult Honsha Co. Ltd.	65	1,764
Yamazaki Baking Co. Ltd.	164	1,424
		1,623,021

Energy (6.5%)
Acergy SA	49	891
Advantage Energy Income Fund	34	328
Alpha Natural Resources, Inc. (a)	329	11,008
Anadarko Petroleum Corp.	183	10,722

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Apache Corp.	128	12,216
Arch Coal, Inc.	281	12,364
Atwood Oceanics, Inc. (a)	158	13,128
Australian Worldwide Exploration (a)	444	1,361
Baker Hughes, Inc.	165	10,713
BG Group PLC	663	14,503
Bourbon SA	20	1,183
BP PLC	3,572	37,791
Cabot Oil & Gas Corp.	567	21,937
Caltex Australia Ltd.	61	863
Cameron International Corp. (a)	460	18,520
Canadian Natural Resources Ltd.	100	6,395
Canadian Oil Sands Trust	44	1,665
CGG-Veritas (a)	5	1,162
Cheniere Energy, Inc. (a)	276	8,310
Chesapeake Energy Corp.	246	9,159
Chevron Corp.	818	69,121
Cimarex Energy Co.	195	7,958
CNOOC Ltd.	5,804	8,158
Cnpc Hong Kong Ltd.	2,113	986
Cosmo Oil Co. Ltd.	268	902
ConocoPhillips Co.	568	45,622
Consol Energy, Inc.	375	27,375
Core Laboratories NV (a)	115	12,961
Covanta Holding Corp. (a)	225	5,713
Crosstex Energy, Inc.	229	7,497
Delta Petroleum Corp. (a)	330	6,617
Denbury Resources, Inc. (a)	474	11,992
Devon Energy Corp.	171	14,532
Diamond Offshore Drilling, Inc.	34	3,840
El Paso Corp.	1,916	31,576
Enbridge, Inc.	62	2,475
EnCana Corp.	142	9,361
EnCo.re Acquisition Co. (a)	390	12,714
Enerplus Resources Fund	30	1,164
ENI SpA	458	14,705
ENSCO International, Inc.	313	16,001
EOG Resources, Inc.	126	11,025
EXCO Resources, Inc. (a)	799	11,977
Exterran Holdings, Inc. (a)	191	12,461
Exxon Mobil Corp.	2,066	178,502
First Solar, Inc. (a)	68	12,360
FMC Technologies, Inc. (a)	274	13,196
Fording Canadian Coal Trust	13	583
Fugro NV	19	1,288
Global Industries Ltd. (a)	496	8,759
Grant Prideco, Inc. (a)	270	13,441
Grey Wolf, Inc. (a)	1,800	10,728
Halliburton Co.	485	16,087
Headwaters, Inc. (a)	292	3,291
Helix Energy Solutions Group, Inc. (a)	164	6,063
Helmerich & Payne, Inc.	188	7,373
Hercules Offshore, Inc. (a)	349	8,044

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Hess Corp.	103	9,355
Holly Corp.	221	10,701
Husky Energy, Inc.	46	1,905
Idemitsu Kosan Co. Ltd.	12	1,030
Imperial Oil Ltd.	53	2,605
ION Geophysical Corp. (a)	478	5,927
Japan Petroleum Exploration Co.	19	1,201
John Wood Group PLC	198	1,492
Lundin Petroleum AB (a)	122	1,198
Marathon Oil Corp.	258	12,073
Mariner Energy, Inc. (a)	697	17,467
National Fuel Gas Co.	166	7,156
National Oilwell Varco, Inc. (a)	209	12,588
Neste Oil OYJ	36	1,143
Nexen, Inc.	87	2,471
Niko Resources Ltd.	14	1,187
Nippon Mining Holdings, Inc.	370	2,178
Nippon Oil Corp.	583	3,953
Noble Corp.	514	22,498
Occidental Petroleum Corp.	324	21,990
Oceaneering International, Inc. (a)	158	9,098
Oil Search Ltd.	395	1,508
Oilexco, Inc. (a)	109	1,392
OMV AG	28	1,999
Oneok, Inc.	247	11,609
OPTI Canada, Inc. (a)	61	1,005
Origin Energy Ltd.	348	2,720
Parker Drilling Co. (a)	856	5,949
Patriot Coal Corp. (a)	137	5,446
Peabody Energy Corp.	157	8,481
Penn Virginia Corp.	187	7,968
Penn West Energy Trust	42	1,129
Petro-Canada	93	4,226
Pride International, Inc. (a)	294	9,323
Q-Cells AG (a)	15	1,395
Questar Corp.	363	18,480
Quicksilver Resources, Inc. (a)	107	6,081
Range Resources Corp.	292	15,248
Renewable Energy Corp. AS (a)	33	833
Repsol YPF SA	147	4,663
Rowan Cos, Inc.	280	9,531
Royal Dutch Shell PLC - A Shares	461	16,488
Royal Dutch Shell PLC - B Shares	514	17,827
Saipem SpA	47	1,619
Santos Ltd.	238	2,586
SBM Offshore NV	32	919
Schlumberger Ltd.	643	48,521
Seacor Holdings, Inc. (a)	117	10,319
Seadrill Ltd. (a)	64	1,307
Showa Shell Sekiyu KK	105	917
Singapore Petroleum Co. Ltd.	306	1,360
Smith International, Inc.	383	20,762
Solarworld AG	27	1,192

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Southwestern Energy Co. (a)	332	18,562
Spectra Energy Corp.	197	4,499
St Mary Land & Exploration Co.	374	13,176
StatoilHydro ASA	233	5,995
Stone Energy Corp. (a)	245	10,045
Suncor Energy, Inc.	85	7,991
Sunoco, Inc.	308	19,158
Sunpower Corp. (a)	71	4,905
Superior Energy Services (a)	473	18,963
Talisman Energy, Inc.	195	3,080
Technip SA	20	1,280
Tesoro Corp.	394	15,386
Tetra Technologies, Inc. (a)	372	5,822
TonenGeneral Sekiyu KK	134	1,158
Total SA	422	30,568
TransCanada Corp.	100	3,941
Transocean, Inc.	164	20,106
Tullow Oil PLC	134	1,591
Ultra Petroleum Corp. (a)	322	22,154
UTS Energy Corp. (a)	227	1,203
Valero Energy Corp.	224	13,259
Vestas Wind Systems A/S (a)	34	3,235
Weatherford International Ltd. (a)	179	11,064
WesternZagros Resources Ltd. (a)	37	79
W-H Energy Services, Inc. (a)	150	7,298
Woodside Petroleum Ltd.	179	7,437
XTO Energy, Inc.	232	12,050
		1,476,691

Financial (16.1%)
The 77 Bank Ltd.	198	1,235
ABN AMRO Holding NV	355	19,860
ACE Ltd.	104	6,067
ACo.m Co. Ltd.	37	912
Admiral Group PLC	79	1,540
Aegon NV	270	3,999
Aeon Credit Service Co. Ltd.	92	1,372
Aeon Mall Co. Ltd.	44	1,126
Affiliated Managers Group, Inc. (a)	61	5,997
AGF Management Ltd.	38	929
Agile Property Holdings Ltd.	736	813
The Aichi Bank Ltd.	12	995
Aiful Corp.	52	1,054
Aioi Insurance Co. Ltd.	221	1,077
Alexandria Real Estate Equities	175	17,190
Allco Finance Group Ltd.	143	428
Alleanza Assicurazioni SpA	103	1,306
Alleghany Corp. (a)	10	3,780
Alliance & Leicester PLC	81	1,052
Allianz SE	84	15,015
Allied Irish Banks PLC	171	3,758
Allied World Assurance Co.	84	4,001

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
The Allstate Corp.	241	11,874
Alpha Bank AE	76	2,484
AMB Property Corp.	211	10,677
AMBAC Financial Group, Inc.	245	2,871
Amcore Financial, Inc.	152	3,370
American Express Co.	548	27,027
American Financial Group, Inc.	167	4,631
American Financial Realty Trust	1,246	10,255
American Home Mortgage Investments	408	19
American International Group, Inc.	818	45,121
American National Insurance	39	4,891
AmeriCredit Corp. (a)	281	3,740
Ameriprise Financial, Inc.	81	4,480
Amlin PLC	208	1,100
AMP Ltd.	747	5,625
Anchor BanCorp. Wisconsin, Inc.	198	4,950
Anglo Irish Bank Corp. PLC	135	1,894
Annaly Capital Management, Inc.	1,613	31,808
AON Corp.	103	4,483
Apartment Investment & Management Co.	191	7,571
Arch Capital Group Ltd. (a)	120	8,455
Arthur J Gallagher & Co.	239	6,073
Ascendas Real Estate Investments	732	1,121
Aspen Insurance Holdings Ltd.	193	5,446
Assicurazioni Generali SpA	225	9,516
Associated Banc-Corp.	289	8,144
Assurant, Inc.	284	18,429
Assured Guaranty Ltd.	99	2,342
Astoria Financial Corp.	210	5,708
ASX Ltd.	68	2,883
Australia & New Zealand Banking Group	729	16,997
AvalonBay Communities, Inc.	161	15,126
Aviva PLC	483	5,998
The Awa Bank Ltd.	274	1,696
AXA Asia Pacific Holdings Ltd.	360	1,914
AXA SA	334	11,364
Axis Capital Holdings Ltd.	348	13,934
Babcock & Brown Ltd.	114	1,834
Baloise Holding AG	14	1,235
Banca Monte dei Paschi di Siena	233	1,078
Banca Popolare di Milano Scarl	90	1,129
Banco BPI SA	141	696
Banco Comercial Portugues SA	623	1,932
Banco de Valencia SA	23	1,207
Banco Espirito Santo SA	56	980
Banco Popular Espanol SA	143	2,197
Banco Santander SA	1,164	20,478
BanCorpsouth, Inc.	679	16,649
Bank of America Corp.	1,712	75,927
Bank of East Asia Ltd.	619	3,505
Bank of Ireland	183	2,670
The Bank of Kyoto Ltd.	140	1,668
Bank of Montreal	93	5,256

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
The Bank of Nagoya Ltd.	209	1,297
The Bank of New York Mellon Corp.	489	22,802
Bank of Nova Scotia	184	8,831
Bank of Queensland Ltd.	87	1,151
The Bank of Yokohama Ltd.	560	3,629
Bankinter SA	75	1,154
Barclays PLC	1,218	11,384
BB&T Corp.	213	7,728
Banco Bilbao Vizcaya Argentaria (BBVA)	661	13,830
The Bear Stearns Cos, Inc.	39	3,522
Bendigo Bank Ltd.	203	2,275
BioMed Realty Trust, Inc.	502	11,586
BNP Paribas	163	15,957
BOC Hong Kong Holdings Ltd.	1,426	3,522
BOK Financial Corp.	57	3,105
Bolsas Y Mercados Espanoles	23	1,403
Boston Properties, Inc.	62	5,699
Bradford & Bingley PLC	153	751
Brandywine Realty Trust	767	14,458
BRE Properties, Inc.	248	10,810
British Land Co. PLC	97	1,948
Brookfield Asset Management, Inc.	108	3,482
Cabcharge Australia Ltd.	123	1,024
Cambridge Industrial Trust	728	326
Camden Property Trust	114	5,626
Canadian Imperial Bank of Commerce	63	4,596
CapitaCommercial Trust	749	1,099
Capital One Financial Corp.	134	7,345
CapitaLand Ltd.	666	2,773
CapitalSource, Inc.	321	5,268
CapitaMall Trust	528	1,103
Cathay General BanCorp.	454	11,772
Cattles PLC	174	979
CB Richard Ellis Group, Inc. (a)	400	7,764
Centro Properties Group	337	199
CFS Retail Property Trust	800	1,513
Challenger Financial Services	275	863
The Charles Schwab Corp.	534	11,908
Cheung Kong Holdings Ltd.	582	9,382
The Chiba Bank Ltd.	357	2,642
China Everbright Ltd. (a)	555	1,129
China Insurance International Holdings Co. (a)	530	1,078
China Overseas Land & Investments Ltd.	1,404	2,369
China Resources Land Ltd.	712	1,238
Chinese Estates Holdings Ltd.	716	1,172
Chubb Corp.	124	6,422
The Chugoku Bank Ltd.	98	1,392
Chuo Mitsui Trust Holdings, Inc.	394	2,705
Cigna Corp.	111	5,457
Cincinnati Financial Corp.	454	17,497
CIT Group, Inc.	456	12,750
CITIC International Financial Holdings Ltd.	1,560	852
Citigroup, Inc.	1,990	56,158

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Citizens Republic BanCorp., Inc.	709	10,025
City Developments Ltd.	188	1,499
City National Corp.	97	5,517
CME Group, Inc.	18	11,140
CNP Assurances SA	10	1,213
The Colonial BancGroup, Inc.	371	5,825
Colonial Properties Trust	443	10,916
Comerica, Inc.	366	15,965
Commerce BanCorp., Inc.	489	18,636
Commerce Bancshares, Inc.	174	7,727
Commerce Group, Inc.	490	17,714
Commerzbank AG	112	3,371
Commonwealth Bank of Australia	514	22,760
Commonwealth Property Office Fund	956	1,191
CompuCredit Corp. (a)	79	1,161
Conseco, Inc. (a)	454	5,466
Corio NV	13	1,065
Corporate Office Properties Trust	228	7,303
Countrywide Financial Corp.	224	1,559
Cousins Properties, Inc.	406	10,800
Credit Agricole SA	139	4,235
Credit Saison Co. Ltd.	67	1,928
Credit Suisse Group	195	10,970
Cullen/Frost Bankers, Inc.	152	8,275
The Daishi Bank Ltd.	308	1,260
Daito Trust Cons Ltd.	36	1,940
Daiwa Securities Group, Inc.	556	4,905
Danske Bank A/S	88	3,111
DB RREEF Trust	1,153	1,638
DBS Group Holdings Ltd.	444	5,446
DCT Industrial Trust, Inc.	1,480	14,016
Delphi Financial Group, Inc.	1	16
Derwent London PLC	39	1,059
Deutsche Bank AG	98	11,003
Deutsche Boerse AG	38	6,643
Deutsche Postbank AG	17	1,405
Dexia SA	104	2,490
DiamondRock Hospitality Co.	733	9,639
Digital Realty Trust, Inc.	282	10,076
Dime Community Bancshares, Inc.	191	2,871
DnB NOR ASA	137	1,762
Downey Financial Corp.	141	4,865
Duke Realty Corp.	328	7,754
EFG Eurobank Ergasias SA	51	1,418
Endurance Specialty Holdings Ltd.	139	5,632
Equity Lifestyle Properties, Inc.	104	4,542
Equity Residential Property Trust	100	3,741
Erie Indemnity Co.	125	6,329
Erste Bank der Oesterreichisch	41	2,207
Essex Property Trust, Inc.	124	12,848
Eurazeo	9	948
Everest Re Group Ltd.	160	16,270
Fairfax Financial Holdings Ltd.	7	2,284

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Fannie Mae	332	11,242
Federal Realty Investment Trust	114	8,413
Federated Investors, Inc.	236	10,047
FelCor Lodging Trust, Inc.	609	8,228
Fidelity National Financial, Inc.	523	10,298
Fifth Third BanCorp.	183	4,959
First American Corp.	203	8,841
First BanCorp.	643	6,147
First Horizon National Corp.	301	6,523
The First Marblehead Corp.	122	2,006
First Midwest BanCorp., Inc.	439	13,697
First Niagara Financial Group	969	12,326
FirstFed Financial Corp. (a)	115	4,824
FirstMerit Corp.	660	14,764
FKP Property Group	219	923
FNB Corp.	414	6,446
Fonciere Des Regions	9	1,185
Fondiaria-Sai SpA	27	1,103
Forest City Enterprises, Inc.	122	4,862
Forestar Real Estate Group, Inc. (a)	241	5,504
Fortis	243	5,377
Franklin Resources, Inc.	86	8,964
Franklin Street Properties Corp.	445	6,386
Fraser and Neave Ltd.	435	1,474
Freddie Mac	239	7,263
Fremont General Corp.	653	2,155
Friedman Billings Ramsey Group	1,010	3,262
Friends Provident PLC	400	1,104
Frontier Financial Corp.	337	6,861
Fulton Financial Corp.	1,529	19,281
Genting International PLC (a)	2,221	956
Genworth Financial, Inc.	172	4,186
The Goldman Sachs Group, Inc.	128	25,699
Goodman Group	585	2,297
GPT Group	816	2,743
Great Portland Estates PLC	99	951
Great-West Lifeco, Inc.	48	1,537
Greentown China Holdings Ltd.	546	650
Guaranty Financial Group, Inc. (a)	335	4,657
The Gunma Bank Ltd.	198	1,374
Guoco Group Ltd.	90	1,062
GZI Real Estate Investment Trust	1,092	409
The Hachijuni Bank Ltd.	207	1,419
Hammerson PLC	54	1,218
Hang Lung Group Ltd.	333	1,533
Hang Lung Properties Ltd.	731	2,845
Hang Seng Bank Ltd.	275	5,403
Hannover Rueckversicherung AG	29	1,294
Hartford Financial Services Gr	133	10,742
Hbos PLC	698	9,640
HCC Insurance Holdings, Inc.	263	7,327
HCP, Inc.	599	18,216
Health Care REIT, Inc.	682	29,251

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Healthcare Realty Trust, Inc.	468	12,088
Helvetia Holding AG	3	1,077
Henderson Group PLC	327	680
Henderson Investment Ltd.	794	42
Henderson Land Development Corp.	436	3,729
The Higo Bank Ltd.	196	1,209
Hilb Rogal & Hobbs Co.	176	6,368
The Hiroshima Bank Ltd.	250	1,361
The Hokkoku Bank Ltd.	305	1,420
Hokuhoku Financial Group, Inc.	556	1,720
Home Properties, Inc.	169	8,110
Hong Kong Exchanges and Clearing Ltd.	424	8,743
Hongkong Land Holdings Ltd.	740	3,478
Hopewell Holdings Ltd.	301	1,303
Hopson Development Holdings Ltd.	363	652
Horace Mann Educators Corp.	285	5,235
Hospitality Properties Trust	223	7,571
Host Hotels & Resorts, Inc.	146	2,444
HRPT Properties Trust	1,837	14,604
HSBC Holdings PLC	2,180	32,601
Hudson City BanCorp., Inc.	1,242	20,344
Huntington Bancshares, Inc.	1,023	13,759
The Hyakugo Bank Ltd.	202	1,163
The Hyakujushi Bank Ltd.	258	1,315
Hypo Real Estate Holding AG	37	1,154
Hysan Development Co. Ltd.	504	1,477
ICAP PLC	134	1,800
IGM Financial, Inc.	26	1,149
Immoeast AG (a)	100	874
Immofinanz AG	103	970
Industrial Alliance Insurance	35	1,289
IndyMac BanCorp., Inc.	502	4,101
ING Groep NV	389	12,541
ING Industrial Fund	615	1,114
ING Office Fund	910	1,040
Insurance Australia Group Ltd.	717	2,397
IntercontinentalExchange, Inc. (a)	143	20,014
International Bancshares Corp.	411	8,524
Intesa Sanpaolo SpA	1,792	12,665
Intesa Sanpaolo RNC	182	1,237
Invesco Ltd.	78	2,123
Investec PLC	104	874
Investment Technology Group, Inc. (a)	220	10,333
Investor AB - A Shares	51	984
Investor AB - B Shares	85	1,683
IPC Holdings Ltd.	154	3,962
Irish Life & Permanent PLC	54	845
iStar Financial, Inc.	305	8,137
IVG Immobilien AG	36	1,220
The Iyo Bank Ltd.	148	1,498
JafCo. Co. Ltd.	28	1,001
Janus Capital Group, Inc.	449	12,127
Japan Securities Finance Co. Ltd.	96	809

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Jefferies Group, Inc.	260	5,257
Jones Lang LaSalle, Inc.	74	5,757
The Joyo Bank Ltd.	322	1,832
JPMorgan Chase & Co.	1,247	59,295
The Juroku Bank Ltd.	218	1,199
Jyske Bank A/S (a)	16	1,015
The Kagoshima Bank Ltd.	179	1,251
KBC Groep NV	32	4,044
The Keiyo Bank Ltd.	232	1,505
Keppel Land Ltd.	238	1,045
Kerry Properties Ltd.	181	1,199
KeyCorp.	149	3,896
Kilroy Realty Corp.	158	7,747
Kimco Realty Corp.	598	21,414
Kinnevik Investment AB	68	1,341
Klepierre	24	1,272
Knight Capital Group, Inc. (a)	934	15,645
Kowloon Development Co. Ltd.	593	1,358
LaBranche & Co., Inc. (a)	480	2,741
Land Securities Group PLC	82	2,598
LaSalle Hotel Properties	194	5,318
Legal & General Group PLC	1,217	3,197
Lehman Brothers Holdings, Inc.	222	14,246
Lend Lease Corp. Ltd.	138	1,764
Leopalace21 Corp.	54	1,308
Lexington Realty Trust	437	6,533
Liberty International PLC	62	1,318
Liberty Property Trust	216	6,936
Lincoln National Corp.	86	4,675
The Link REIT	662	1,666
Lloyds TSB Group PLC	1,049	9,127
Loews Corp.	145	6,770
London Stock Exchange Group PLC	48	1,614
M&T Bank Corp.	30	2,753
The Macerich Co.	127	8,683
Mack-Cali Realty Corp.	158	5,612
Macquarie Communications Infrastructure Group	256	1,152
Macquarie CountryWide Trust	775	1,035
Macquarie Group Ltd.	101	5,885
Macquarie Infrastructure Group	1,071	2,918
Macquarie Office Trust	1,000	1,013
Man Group PLC	306	3,326
Manulife Financial Corp.	288	10,848
Mapfre SA	279	1,129
Markel Corp. (a)	20	9,260
Marsh & McLennan Cos, Inc.	217	5,989
Marshall & Ilsley Corp.	695	19,391
MBIA, Inc.	313	4,852
Mediobanca SpA	72	1,343
Meinl European Land Ltd. (a)	56	712
Mercury General Corp.	62	2,982
Merrill Lynch & Co., Inc.	292	16,469
MetLife, Inc.	145	8,551

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
MGIC Investment Corp.	197	3,645
Mid-America Apartment Communities	125	5,726
Millea Holdings, Inc.	330	12,445
Mirvac Group	403	1,795
Mitsubishi Estate Co. Ltd.	547	14,506
Mitsubishi UFJ Financial Group	4,123	40,053
Mitsubishi UFJ Lease & Finance Co. Ltd.	29	1,080
Mitsui Fudosan Co. Ltd.	351	8,021
Mitsui Sumitomo Insurance Co.	572	5,917
Mizuho Financial Group, Inc.	5	23,417
Mizuho Trust & Banking Co. Ltd.	682	1,142
Montpelier Re Holdings Ltd.	244	4,182
Morgan Stanley	372	18,388
Muenchener Rueckversicherungs AG	41	7,371
The Musashino Bank Ltd.	28	1,272
The Nanto Bank Ltd.	259	1,247
The Nasdaq Stock Market, Inc. (a)	199	9,208
National Australia Bank Ltd.	638	19,787
National Bank of Canada	30	1,510
National Bank of Greece SA	88	5,261
National City Corp.	318	5,657
National Financial Partners Co.	184	6,642
National Retail Properties, Inc.	596	13,541
Nationwide Financial Services, Inc.	430	18,993
Nationwide Health Properties, Inc.	772	24,364
New World Development Ltd.	895	2,709
New York Community BanCorp., Inc.	964	17,882
NewAlliance Bancshares, Inc.	768	9,446
Newcastle Investment Corp.	360	4,500
Nexity	17	768
Nipponkoa Insurance Co. Ltd.	321	2,943
The Nishi-Nippon City Bank Ltd.	390	1,049
Nissay Dowa General Insurance Co. Ltd.	232	1,226
Nomura Holdings, Inc.	761	11,257
Nomura Real Estate Holdings	43	920
Nordea Bank AB	387	5,212
Northern Rock PLC	79	168
Novastar Financial, Inc.	20	24
Nymex Holdings, Inc.	49	5,635
NYSE Euronext	100	7,865
The Ogaki Kyoritsu Bank Ltd.	262	1,629
Okasan Holdings, Inc.	205	1,168
Old Mutual PLC	1,026	2,536
Old National BanCorp.	647	10,870
Old Republic International Corp.	720	10,750
OMX AB	43	1,781
Onex Corp.	42	1,263
ORIX Corp.	36	6,111
Oversea-Chinese Banking Corp.	985	5,179
Pacific Capital BanCorp. NA	333	7,160
Pargesa Holding SA	12	1,177
Park National Corp.	57	4,104
PartnerRe Ltd.	144	11,416

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pennsylvania Real Estate Investment Trust	351	9,354
Perpetual Ltd.	20	1,045
PFF BanCorp., Inc.	157	1,964
Philadelphia Consolidated Holding Corp. (a)	291	10,418
The Phoenix Cos, Inc.	1,002	10,852
Piper Jaffray Cos (a)	94	4,454
Piraeus Bank SA	63	1,992
Platinum Underwriters Holdings Ltd.	458	15,458
The PMI Group, Inc.	206	1,957
PNC Financial Services Group, Inc.	108	7,087
Popular, Inc.	601	8,126
Power Corp. Of Canada	59	2,092
Power Financial Corp.	43	1,565
Principal Financial Group, Inc.	102	6,080
ProAssurance Corp. (a)	154	8,886
Promise Co. Ltd.	48	1,553
Prosperity REIT	2,080	427
Protective Life Corp.	155	6,160
Provident Bankshares Corp.	217	4,498
Provident Financial Services, Inc.	429	5,899
Prudential Financial, Inc.	180	15,187
Prudential PLC	455	5,796
PSP Swiss Property AG	25	1,411
Public Storage, Inc.	67	5,243
QBE Insurance Group Ltd.	344	8,572
Quintain Estates & Development PLC	70	692
Radian Group, Inc.	186	1,700
Raiffeisen International Bank-Holding AG	9	1,132
RAIT Financial Trust	440	4,074
Ratos AB	42	1,069
Raymond James Financial, Inc.	234	6,573
Realty, Income Corp.	758	18,480
Redwood Trust, Inc.	261	10,834
Regency Centers Corp.	140	8,600
Regions Financial Corp.	225	5,679
Reinsurance Group of America, Inc.	68	3,942
RenaissanceRe Holdings Ltd.	156	8,890
Resolution PLC	128	1,821
Resona Holdings, Inc.	2	3,160
RLI Corp.	110	6,204
Royal & Sun Alliance Insurance Group PLC	556	1,499
Royal Bank of Canada	238	12,005
Royal Bank of Scotland Group PLC	1,760	13,370
Safeco Corp.	253	13,503
Sampo Oyj	92	2,390
The San-In Godo Bank Ltd.	149	1,187
Schroders PLC	52	1,123
Segro PLC	109	1,095
Selective Insurance Group	410	9,803
Senior Housing Properties Trust	726	16,255
Senshu Bank Ltd./The	514	1,126
The Shiga Bank Ltd.	202	1,332
Shimao Property Holdings Ltd.	489	859

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Shinko Securities Co. Ltd.	267	1,037
Shinsei Bank Ltd.	589	2,692
The Shizuoka Bank Ltd.	283	3,111
Shui On Land Ltd.	1,248	1,300
Shun Tak Holdings Ltd.	840	1,166
Simon Property Group, Inc.	113	9,868
Singapore Exchange Ltd.	424	2,873
Sino Land Co	580	1,748
Skandinaviska Enskilda Banken	101	2,274
SL Green Realty Corp.	126	11,694
Societa Cattolica di Assicurazione	23	1,079
Societe Generale	86	10,640
Sompo Japan Insurance, Inc.	393	3,552
The South Financial Group, Inc.	701	12,113
Sovereign BanCorp., Inc.	790	9,851
St George Bank Ltd.	212	5,292
Standard Chartered PLC	260	8,609
Standard Life PLC	392	1,680
State Street Corp.	199	16,342
Sterling Bancshares, Inc.	588	5,898
Sterling Financial Corp.	353	6,280
Stockland Trust Group	555	3,612
Storebrand ASA	86	685
Strategic Hotels & Resorts, Inc.	705	10,117
Sumitomo Mitsui Financial Group	3	23,642
Sumitomo Realty & Development Ltd.	190	4,673
Sumitomo Trust & Banking Co. Ltd.	665	4,215
Sun Hung Kai Properties Ltd.	547	10,697
Sun Life Financial, Inc.	107	5,291
SunCorp.-Metway Ltd.	369	5,074
Sunstone Hotel Investors, Inc.	565	9,402
Suntec REIT	1,048	1,102
SunTrust Banks, Inc.	111	7,653
Suruga Bank Ltd.	105	1,246
Susquehanna Bancshares, Inc.	712	15,109
SVB Financial Group (a)	167	8,083
Svenska Handelsbanken AB	94	2,622
Swedbank AB	67	1,716
Swiss Life Holding	6	1,446
Swiss Reinsurance AG	70	5,207
SWS Group, Inc.	176	2,702
Sydbank A/S	26	928
Synovus Financial Corp.	770	10,172
T Rowe Price Group, Inc.	506	25,599
T&D Holdings, Inc.	98	5,272
Takefuji Corp.	53	1,500
Taubman Centers, Inc.	265	13,290
TCF Financial Corp.	288	6,120
TD Ameritrade Holding Corp. (a)	130	2,439
Thornburg Mortgage, Inc.	987	11,054
Tokai Tokyo Securities Co. Ltd.	232	1,039
Tokyo Tatemono Co. Ltd.	127	1,069
Tokyo Tomin Bank Ltd./The	38	1,056

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Tokyu Land Corp.	182	1,463
Topdanmark A/S (a)	8	1,181
Torchmark Corp.	229	13,983
Toronto-Dominion Bank	134	9,076
The Travelers Cos, Inc.	266	12,795
Trustco Bank Corp.	495	5,099
Trustmark Corp.	472	10,861
TSX Group, Inc.	32	1,466
UBS AG	354	14,516
UCBH Holdings, Inc.	949	13,400
UDR, Inc.	326	7,443
Umpqua Holdings Corp.	432	7,085
Unibail-Rodamco	15	3,530
UniCredit SpA	2,286	16,777
UnionBanCal Corp.	124	6,083
Unione di Banche Italiane SCPA	119	2,964
Unipol Gruppo Finanziario SpA	388	1,089
United Bankshares, Inc.	313	10,066
United Industrial Corp. Ltd.	642	1,241
United Overseas Bank Ltd.	484	5,943
Unitrin, Inc.	100	4,115
Unum Group	1,015	22,959
UOL Group Ltd.	368	938
Urban Corp.	82	760
US BanCorp.	673	22,848
Valad Property Group	824	779
Valley National BanCorp	293	5,933
Ventas, Inc.	391	17,282
W Holding Co., Inc.	1,198	1,737
Wachovia Corp.	768	29,898
Waddell & Reed Financial, Inc.	197	6,536
Washington Federal, Inc.	757	18,486
Washington Mutual, Inc.	273	5,438
Webster Financial Corp.	497	16,833
Weingarten Realty Investors	193	6,489
Wells Fargo & Co.	1,268	43,125
Wereldhave NV	4	444
Westfield Group	719	11,923
Westpac Banking Corp.	731	16,761
Wheelock & Co. Ltd.	504	1,477
White Mountains Insurance Group Ltd.	16	7,760
Whitney Holding Corp.	605	16,238
Willis Group Holdings Ltd.	264	9,303
Wilmington Trust Corp.	165	5,754
Wing Hang Bank Ltd.	104	1,340
Wing Lung Bank Ltd.	125	1,403
Wing Tai Holdings Ltd.	533	865
WR Berkley Corp.	415	12,558
XL Capital Ltd.	66	2,970
Yamaguchi Financial Group, Inc.	105	1,398
The Yamanashi Chuo Bank Ltd.	211	1,256
Zenith National Insurance Corp.	342	13,618

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Zurich Financial Services AG	27	7,644
		3,637,937

Health Care (6.7%)
Abbott Laboratories	615	34,625
Adams Respiratory Therapeutics (a)	158	9,474
Advanced Medical Optics, Inc. (a)	122	2,566
Aetna, Inc.	268	14,274
Alcon, Inc.	39	5,538
Alfresa Holdings Corp.	19	1,174
Alkermes, Inc. (a)	503	6,700
Allergan, Inc.	154	10,347
American Medical Systems Holdings (a)	357	5,102
Amerigroup Corp. (a)	256	9,605
AmerisourceBergen Corp.	356	16,607
Amylin Pharmaceuticals, Inc. (a)	243	7,205
Apria Healthcare Group, Inc. (a)	423	8,976
Arthrocare Corp. (a)	131	5,244
Astellas Pharma, Inc.	219	9,494
AstraZeneca PLC	279	11,618
Barr Pharmaceuticals, Inc. (a)	218	11,377
Baxter International, Inc.	341	20,712
Beckman Coulter, Inc.	123	8,180
Becton Dickinson & Co.	127	10,989
BioMarin Pharmaceutical, Inc. (a)	594	22,014
Biovail Corp.	69	942
Boston Scientific Corp. (a)	717	8,697
Bristol-Myers Squibb Co.	763	17,694
Brookdale Senior Living, Inc.	107	2,388
Celesio AG	22	1,287
Cephalon, Inc. (a)	131	8,598
Chugai Pharmaceutical Co. Ltd.	110	1,453
Cochlear Ltd.	25	1,563
Covance, Inc. (a)	127	10,561
Coventry Health Care, Inc. (a)	304	17,200
CR Bard, Inc.	201	19,411
Cubist Pharmaceuticals, Inc. (a)	264	4,485
CV Therapeutics, Inc. (a)	272	2,279
Daiichi Sankyo Co. Ltd.	278	8,340
Dainippon Sumitomo Pharma Co.	137	1,138
DaVita, Inc. (a)	241	12,857
Dentsply International, Inc.	303	12,517
Edwards Lifesciences Corp. (a)	289	13,372
Eisai Co. Ltd.	114	4,696
Elan Corp. PLC (a)	87	2,218
Eli Lilly & Co.	376	19,372
Endo Pharmaceuticals Holdings (a)	266	6,953
Essilor International SA	39	2,245
Express Scripts, Inc. (a)	116	7,829
Fisher & Paykel Healthcare Corp.	504	1,205
Forest Laboratories, Inc. (a)	164	6,522
Fresenius Medical Care AG & Co.	34	1,745

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Gen-Probe, Inc. (a)	295	16,859
Getinge AB	59	1,375
Gilead Sciences, Inc. (a)	480	21,931
GlaxoSmithKline PLC	1,121	26,350
Grifols SA	62	1,497
Haemonetics Corp. (a)	133	7,959
Health Management Associates, Inc.	1,823	9,826
Health Net, Inc. (a)	236	10,972
Healthscope Ltd.	278	1,311
Healthsouth Corp. (a)	395	6,723
Healthways, Inc. (a)	173	9,740
Hengan International Group Co.	385	1,407
Henry Schein, Inc. (a)	173	10,056
Herbalife Ltd.	103	4,087
Hillenbrand Industries, Inc.	148	7,655
Hisamitsu Pharmaceutical Co., Inc.	46	1,553
Hologic, Inc. (a)	673	43,314
Humana, Inc. (a)	338	27,141
Idexx Laboratories, Inc. (a)	356	20,068
Immucor, Inc. (a)	346	9,979
Intuitive Surgical, Inc. (a)	79	20,066
Invacare Corp.	302	7,351
Inverness Medical Innovations, Inc. (a)	397	17,885
Johnson & Johnson	1,061	67,119
Kinetic Concepts, Inc. (a)	107	5,326
King Pharmaceuticals, Inc. (a)	574	6,021
Kyowa Hakko Kogyo Co. Ltd.	155	1,545
Laboratory Corporation of America Holdings (a)	249	18,396
Luxottica Group SpA	36	1,017
Magellan Health Services, Inc. (a)	192	8,398
Medarex, Inc. (a)	622	6,214
Medco Health Solutions, Inc. (a)	290	14,523
Mediceo Paltac Holdings Co. Ltd.	89	1,477
The Medicines Co. (a)	255	4,366
Medicis Pharmaceutical Corp.	277	5,626
Medtronic, Inc.	589	27,430
Mentor Corp.	143	4,951
Merck & Co., Inc.	829	38,366
Merck KGAA	12	1,482
Mitsubishi Tanabe Pharma Corp.	111	1,341
Mylan, Inc.	793	11,824
NBTY, Inc. (a)	299	7,242
Nobel Biocare Holding AG	4	982
Novartis AG	463	23,347
Novo Nordisk A/S	72	4,481
Odyssey HealthCare, Inc. (a)	236	2,079
Omnicare, Inc.	307	6,797
Ono Pharmaceutical Co. Ltd.	46	2,258
Onyx Pharmaceuticals, Inc. (a)	315	14,972
OSI Pharmaceuticals, Inc. (a)	115	4,586
Parkway Holdings Ltd.	510	1,285
Patterson Cos, Inc. (a)	260	8,330
Pediatrix Medical Group, Inc. (a)	243	16,546

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Perrigo Co.	678	20,910
Pfizer, Inc.	2,625	61,399
PharMerica Corp. (a)	191	2,834
Psychiatric Solutions, Inc. (a)	269	8,116
Quest Diagnostics, Inc.	77	3,798
Resmed, Inc. (a)	154	7,173
Respironics, Inc. (a)	144	9,433
Rhoen Klinikum AG	45	1,198
Roche Holding AG BR	7	1,392
Roche Holding AG Genus	131	23,732
Rohto Pharmaceutical Co. Ltd.	125	1,521
Sanofi-Aventis SA	193	15,599
Santen Pharmaceutical Co. Ltd.	56	1,488
Schering-Plough Corp.	946	18,513
Sepracor, Inc. (a)	216	6,100
Shimadzu Corp.	117	1,032
Shionogi & Co. Ltd.	129	2,426
Shire PLC	103	1,822
Sierra Health Services, Inc. (a)	248	10,659
Sigma Pharmaceuticals Ltd.	824	1,108
Smith & Nephew PLC	174	2,360
Sonic Healthcare Ltd.	110	1,607
Sonova Holding AG	14	1,237
St Jude Medical, Inc. (a)	176	7,130
Stada Arzneimittel AG	20	1,250
STERIS Corp.	561	13,902
Stryker Corp.	163	10,916
Sunrise Senior Living, Inc. (a)	211	6,058
Suzuken Co. Ltd.	42	1,529
Symbion Health Ltd.	368	1,303
Synthes, Inc.	11	1,402
Sysmex Corp.	34	1,416
Taisho Pharmaceutical Co. Ltd.	95	1,970
Takeda Pharmaceutical Co. Ltd.	332	20,138
Techne Corp. (a)	249	16,185
Tenet Healthcare Corp. (a)	3,588	15,895
Terumo Corp.	81	4,411
Theravance, Inc. (a)	242	4,775
Tsumura & Co.	76	1,626
UCB SA	23	1,111
United Therapeutics Corp. (a)	96	8,062
UnitedHealth Group, Inc.	688	34,978
Universal Health Services, Inc.	100	4,713
Varian Medical Systems, Inc. (a)	268	13,933
VCA Antech, Inc. (a)	488	18,866
Ventana Medical Systems, Inc. (a)	216	19,235
Watson Pharmaceuticals, Inc. (a)	247	6,449
WellCare Health Plans, Inc. (a)	71	3,336
WellPoint, Inc. (a)	216	16,891
West Pharmaceutical Services, Inc.	166	6,491
William Demant Holding A/S (a)	13	869
Wyeth	514	20,457
Zimmer Holdings, Inc. (a)	130	10,175
		1,513,749

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Holding Companies (0.2%)
China Merchants Holdings International Co.	394	1,902
China Resources Enterprise Ltd.	426	1,415
Citic Pacific Ltd.	299	1,482
DCC PLC	44	1,227
First Pacific Co.	1,795	1,273
GEA Group AG	40	1,226
Groupe Bruxelles Lambert SA	16	1,845
Guangdong Investment Ltd.	1,955	893
Guangzhou Investment Co. Ltd.	4,094	819
Hutchison Whampoa Ltd.	851	8,316
IFIL - Investments SpA	122	975
Jardine Matheson Holdings Ltd.	175	4,459
Jardine Strategic Holdings Ltd.	152	2,204
LVMH Moet Hennessy Louis Vuitton	48	4,892
Noble Group Ltd.	1,170	1,445
Shanghai Industrial Holdings Ltd.	300	1,114
Sherritt International Corp.	86	1,146
Swire Pacific Ltd. - A Shares	312	4,241
Swire Pacific Ltd. - B Shares	572	1,449
Washington H Soul Pattinson & Co.	154	1,085
Wendel	7	697
Wharf Holdings Ltd.	489	2,602
		46,707

Industrial (9.7%)
3M Co.	238	18,957
AAR Corp. (a)	182	5,362
ABB Ltd.	421	10,439
Acciona SA	5	1,261
ACS Actividades de Construccio	37	1,926
Actuant Corp.	276	7,543
Acuity Brands, Inc.	217	9,876
Advantest Corp.	67	1,471
Aeroports de Paris	12	1,335
AGFA-Gevaert NV	62	686
Agilent Technologies, Inc. (a)	208	7,053
Albany International Corp.	180	6,302
Alfa Laval AB	21	1,117
Alliant Techsystems, Inc. (a)	198	20,958
Allied Waste Industries, Inc. (a)	725	7,141
Alps Electric Co. Ltd.	132	1,521
Alstom	19	3,777
Amada Co. Ltd.	156	1,341
Amcor Ltd.	359	2,220
Amec PLC	100	1,360
American Commercial Lines, Inc. (a)	370	7,496
Ametek, Inc.	214	9,425
Amphenol Corp.	363	14,498
Ansell Ltd.	129	1,364

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Applera Corp. - Applied Biosystems	511	16,112
Aptargroup, Inc.	320	12,070
Arkansas Best Corp.	172	5,296
Arriva PLC	81	1,185
Arrow Electronics, Inc. (a)	243	8,315
Asahi Glass Co. Ltd.	468	5,827
Assa Abloy AB	61	1,055
Astec Industries, Inc. (a)	82	2,531
Auckland International Airport	514	1,115
Avnet, Inc. (a)	294	10,469
BAE Systems PLC	627	5,798
Balfour Beatty PLC	148	1,244
BE Aerospace, Inc. (a)	507	19,575
Belden, Inc.	222	9,391
Bemis Co., Inc.	247	6,713
Benchmark Electronics, Inc. (a)	553	9,816
Bilfinger Berger AG	15	939
Boeing Co.	367	30,527
Bombardier, Inc. (a)	266	1,311
Boral Ltd.	237	1,275
Bouygues	51	3,893
Briggs & Stratton Corp.	473	9,862
The Brink's Co.	205	12,429
Brother Industries Ltd.	110	1,366
Bucyrus International, Inc.	227	21,045
Burlington Northern Santa Fe	114	9,863
CAE, Inc.	102	1,146
Campbell Brothers Ltd.	56	1,390
Canadian National Railway Co.	89	4,504
Canadian Pacific Railway Ltd.	27	1,803
Carlisle Cos, Inc.	304	10,123
Casio Computer Co. Ltd.	104	1,095
Central Glass Co. Ltd.	235	875
Ceradyne, Inc. (a)	121	5,826
CH Robinson Worldwide, Inc.	365	20,272
Charter PLC (a)	56	770
Checkpoint Systems, Inc. (a)	387	9,195
Cheung Kong Infrastructure Holdings Co.	365	1,381
China Grand Forestry Resources (a)	3,195	451
Chiyoda Corp.	70	816
Cie de Saint-Gobain SA	69	5,343
Cimpor Cimentos de Portugal SG	132	1,032
Commercial Metals Co.	289	8,193
Cobham PLC	335	1,229
Coherent, Inc. (a)	155	4,030
ComfortDelgro Corp. Ltd.	963	1,060
Comsys Holdings Corp.	118	1,015
Cookson Group PLC	93	1,020
Cooper Industries Ltd.	424	18,885
Cosco Corp. Singapore Ltd.	386	1,212
CRH PLC	101	3,815
CSR Ltd.	456	1,275
CTS Corp.	275	2,915

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Cummins, Inc.	377	18,202
Cymer, Inc. (a)	140	3,781
Daifuku Co. Ltd.	105	1,427
Daiichi Chuo Kisen Kaisha	178	989
Daikin Industries Ltd.	105	4,710
Dainippon Screen Manufacturing Co.	178	887
Danaher Corp.	124	9,232
Deere & Co.	231	20,273
Deutsche Post AG	155	4,997
Dionex Corp. (a)	95	6,660
Disco Corp.	24	1,040
Donaldson Co., Inc.	413	17,305
Downer EDI Ltd.	218	1,045
DRS Technologies, Inc.	198	10,627
Dyno Nobel Ltd.	712	1,289
EADS	64	1,622
Eagle Materials, Inc.	239	9,010
East Japan Railway Co.	2	16,533
Eastman Kodak Co.	826	16,462
Eaton Corp.	405	33,518
Ebara Corp.	273	855
Eiffage SA	10	874
EMCOR Group, Inc. (a)	307	6,733
Energizer Holdings, Inc. (a)	120	11,234
Energy Conversion Devices, Inc. (a)	190	4,385
ESCO Technologies, Inc. (a)	124	4,649
Esterline Technologies Corp. (a)	182	8,479
Expeditors International Washington, Inc.	450	21,281
Fanuc Ltd.	79	6,969
Fomento de Construcciones y Contratas (FCC)	14	926
FedEx Corp.	103	9,628
Finmeccanica SpA	53	1,573
Finning International, Inc.	50	1,311
Firstgroup PLC	101	1,327
Fletcher Building Ltd.	189	1,501
Flir Systems, Inc. (a)	384	11,628
Flowserve Corp.	117	9,608
FLSmidth & Co.	15	1,313
Fluor Corp.	180	21,901
Forward Air Corp.	163	5,053
Foster Wheeler Ltd. (a)	296	20,267
Fuji Electric Holdings Co. Ltd.	314	1,051
FUJIFILM Holdings Corp.	205	8,020
Fujikura Ltd.	211	1,028
Funai Electric Co. Ltd.	23	854
Furukawa Electric Co. Ltd.	282	1,130
Futuris Corp. Ltd.	636	1,311
Gamesa Corp. Tecnologica SA	32	1,205
Gardner Denver, Inc. (a)	263	8,532
Garmin Ltd.	103	7,431
General Cable Corp. (a)	287	16,649
General Dynamics Corp.	141	11,909
General Electric Co.	3,786	134,062

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
General Maritime Corp.	226	5,614
Gentex Corp.	331	5,250
Glory Ltd.	49	1,000
Go-Ahead Group PLC	23	991
GrafTech International Ltd. (a)	941	14,162
Granite Construction, Inc.	167	6,358
Grupo Ferrovial SA	14	895
Hamamatsu Photonics KK	41	1,415
Hankyu Hanshin Holdings, Inc.	508	2,355
Harsco Corp.	170	9,676
HeidelbergCement AG	9	1,346
Heidelberger Druckmaschinen AG	27	739
Hirose Electric Co. Ltd.	14	1,426
Hitachi Cable Ltd.	212	1,097
Hitachi Construction Machinery	37	858
Hitachi Koki Co. Ltd.	74	1,054
Hitachi Ltd.	1,330	9,944
Hitachi Zosen Corp. (a)	675	743
Hochtief AG	13	1,299
Holcim Ltd.	37	3,581
Honeywell International, Inc.	270	15,949
Hong Kong Aircraft Engineering Co. Ltd.	75	1,681
Horiba Ltd.	34	994
Hosiden Corp.	83	1,277
HOYA Corp.	172	4,699
Hubbell, Inc.	125	5,960
Ibiden Co. Ltd.	59	3,718
IDEX Corp.	476	14,865
IHI Corp.	586	1,157
Iino Kaiun Kaisha Ltd.	101	879
Imerys SA	13	1,003
IMI PLC	109	809
Ingersoll-Rand Co. Ltd.	90	3,557
Insituform Technologies, Inc. (a)	171	2,172
Intermec, Inc. (a)	238	4,741
Invensys PLC	169	756
Itron, Inc. (a)	193	15,903
ITT Corp.	370	21,989
Jacobs Engineering Group, Inc. (a)	246	18,804
Japan Airport Terminal Co. Ltd.	75	1,044
The Japan Steel Works Ltd.	148	2,162
JGC Corp.	101	1,678
JM AB	43	804
Joy Global, Inc.	212	13,367
JS Group Corp.	109	1,896
Kajima Corp.	421	1,350
Kawasaki Heavy Industries Ltd.	622	1,562
Kawasaki Kisen Kaisha Ltd.	234	2,260
Kaydon Corp.	141	6,160
Keihan Electric Railway Co. Ltd.	366	1,590
Keihin Electric Express Railway Co. Ltd.	215	1,450
Keio Corp.	230	1,356
Keisei Electric Railway Co. Ltd.	255	1,388

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Kemet Corp. (a)	704	3,668
Kennametal, Inc.	384	11,762
Keyence Corp.	15	3,192
Kinden Corp.	148	1,246
Kingspan Group PLC	54	751
Kintetsu Corp.	679	2,292
Kirby Corp. (a)	103	4,736
Kitz Corp.	130	616
Komatsu Ltd.	372	8,956
Komori Corp.	57	1,206
Kone OYJ	19	1,258
Konecranes Oyj	32	965
Konica Minolta Holdings, Inc.	212	3,399
Koninklijke BAM Groep NV	45	839
Kubota Corp.	454	3,266
Kuehne & Nagel International AG	13	1,179
Kurita Water Industries Ltd.	45	1,452
Kyocera Corp.	75	5,974
Kyowa Exeo Corp.	114	887
L-3 Communications Holdings, Inc.	255	28,262
Lafarge SA	28	4,390
Landstar System, Inc.	265	13,258
Leggett & Platt, Inc.	437	8,312
Legrand SA	38	1,155
Leighton Holdings Ltd.	52	2,307
Lincoln Electric Holdings, Inc.	201	12,392
Littelfuse, Inc. (a)	111	3,373
Mabuchi Motor Co. Ltd.	22	1,223
Macquarie Airports	648	2,248
Makino Milling Machine Co. Ltd.	97	624
Makita Corp.	57	2,112
MAN AG	18	2,218
The Manitowoc Co., Inc.	248	9,454
Martin Marietta Materials, Inc.	89	10,922
Maruichi Steel Tube Ltd.	49	1,484
Masco Corp.	894	20,499
Matsushita Electric Works Ltd.	144	1,510
Matthews International Corp.	152	7,428
McDermott International, Inc. (a)	455	21,467
Meggitt PLC	209	1,186
Methode Electronics, Inc.	254	3,078
Metso Oyj	23	1,068
Mettler Toledo International, Inc. (a)	76	7,547
Mine Safety Appliances Co.	112	4,999
Minebea Co. Ltd.	240	1,277
MISUMI Group, Inc.	76	1,235
Mitsubishi Electric Corp.	857	7,802
Mitsubishi Heavy Industries Ltd.	1,340	5,482
Mitsui Engineering & Shipbuilding Co. Ltd.	309	1,023
Mitsui OSK Lines Ltd.	477	5,805
Mitsumi Electric Co. Ltd.	33	909
Molex, Inc.	176	4,099
Monadelphous Group Ltd.	93	952

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Moog, Inc. (a)	189	8,702
Mori Seiki Co. Ltd.	40	708
MTR Corp.	520	1,994
MTU Aero Engines Holding AG	19	1,010
Mueller Industries, Inc.	356	9,968
Mueller Water Products, Inc.	421	3,612
Murata Manufacturing Co. Ltd.	89	4,403
Nabtesco Corp.	87	1,055
Nachi-Fujikoshi Corp.	259	889
Nagoya Railroad Co. Ltd.	446	1,372
Nankai Electric Railway Co. Ltd.	440	1,366
National Express Group PLC	56	1,307
National Instruments Corp.	288	7,736
NCI Building Systems, Inc. (a)	101	2,905
NEC Corp.	809	3,317
Neptune Orient Lines Ltd.	352	792
Newport Corp. (a)	178	1,869
Nexans SA	7	763
NGK Insulators Ltd.	117	3,015
Nichias Corp.	130	493
Nichicon Corp.	84	658
Nidec Corp.	48	3,146
Nikon Corp.	139	3,791
Nippon Chemi-Con Corp.	123	521
Nippon Electric Glass Co. Ltd.	147	2,199
Nippon Express Co. Ltd.	379	2,024
Nippon Sheet Glass Co. Ltd.	266	1,213
Nippon Yusen KK	488	3,979
Nishi-Nippon Railroad Co. Ltd.	361	1,236
NKT Holding A/S	12	893
Nordson Corp.	148	7,382
Norfolk Southern Corp.	142	7,723
Norsk Hydro ASA	135	1,582
Northrop Grumman Corp.	102	8,095
NSK Ltd.	193	1,679
NTN Corp.	177	1,280
Obayashi Corp.	287	1,630
Odakyu Electric Railway Co. Ltd.	247	1,631
Okuma Corp.	80	708
Old Dominion Freight Line, Inc. (a)	165	4,810
Olympus Corp.	99	3,314
Omron Corp.	94	1,940
Orbotech Ltd. (a)	223	3,822
Orient Overseas (International) Ltd.	109	657
OSG Corp.	93	935
Owens-Illinois, Inc. (a)	417	21,017
Pacer International, Inc.	256	4,385
Pacific Basin Shipping Ltd.	885	1,244
Packaging Corp. of America	214	5,187
Pall Corp.	292	10,772
Panalpina Welttransport Holdings AG	7	1,073
Park Electrochemical Corp.	93	2,202
Parker Hannifin Corp.	352	23,799

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Pentair, Inc.	243	7,718
Power-One, Inc. (a)	726	1,663
Precision Castparts Corp.	67	7,625
Regal-Beloit Corp.	161	6,105
Republic Services, Inc.	423	12,690
Rexam PLC	128	1,066
Rheinmetall AG	15	1,058
Rieter Holding AG	2	717
Rinnai Corp.	44	1,415
Rockwell Automation, Inc.	74	4,219
Rockwell Collins, Inc.	337	21,298
Rolls-Royce Group PLC	336	3,149
Roper Industries, Inc.	203	11,352
Royal Philips	213	8,293
Ryder System, Inc.	152	7,913
Sacyr Vallehermoso SA	28	886
Safran SA	52	848
Sagami Railway Co. Ltd.	399	1,508
Sankyu, Inc.	262	1,331
Sanmina-SCI Corp. (a)	4,082	6,409
Sanwa Holdings Corp.	221	1,064
Sanyo Electric Co. Ltd.	845	1,128
Schindler Holding AG	20	1,193
Schneider Electric SA	45	5,161
Seino Holdings Corp.	135	912
SembCorp. Industries Ltd.	348	1,115
SembCorp. Marine Ltd.	487	1,065
Sharp Corp.	435	7,523
Shima Seiki Manufacturing Ltd.	30	1,239
Shimizu Corp.	290	1,484
Siemens AG	157	20,207
SIG PLC	49	819
Sims Group Ltd.	57	1,441
Singapore Post Ltd.	1,598	1,218
Skanska AB	74	1,256
SMC Corp.	25	2,802
Snap-On, Inc.	288	14,147
SNC-Lavalin Group, Inc.	36	1,548
SonoCo. Products Co.	237	7,314
Spirit Aerosystems Holdings In (a)	566	15,633
ST Engineering	537	1,266
Stanley Electric Co. Ltd.	73	1,473
The Stanley Works	195	10,015
Star Micronics Co. Ltd.	44	724
Stericycle, Inc. (a)	173	10,252
STX Pan Ocean Co. Ltd.	845	1,455
Sulzer AG	1	1,050
Sumitomo Electric Industries Ltd.	302	4,408
Sumitomo Heavy Industries Ltd.	240	1,988
Tadano Ltd.	91	855
Taiheiyo Cement Corp.	379	816
Taisei Corp.	426	1,250
Taiyo Yuden Co. Ltd.	60	705

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Techtronic Industries Co.	1,101	1,134
Teekay Corp.	108	5,108
Teledyne Technologies, Inc. (a)	163	8,416
Teleflex, Inc.	232	13,716
Tenaris SA	87	1,714
Terex Corp. (a)	217	12,751
Tetra Tech, Inc. (a)	541	10,652
Texas Industries, Inc.	132	7,480
Textron, Inc.	90	5,045
Thales SA	23	1,322
THK Co. Ltd.	55	1,091
Thomas & Betts Corp. (a)	121	5,475
Timken Co.	182	5,502
Titan Cement Co. SA	25	1,130
TNT NV	72	2,652
Tobu Railway Co. Ltd.	342	1,666
Toda Corp.	240	1,250
Toho Zinc Co. Ltd.	136	602
Tokyo Seimitsu Co. Ltd.	39	783
Tokyu Corp.	421	2,617
Toll Holdings Ltd.	238	2,347
Tomkins PLC	272	943
Toshiba Corp.	1,284	8,670
Toyo Seikan Kaisha Ltd.	77	1,398
Transfield Services Ltd.	135	1,344
Transpacific Industries Group Ltd.	114	753
Transport International Holding Ltd.	243	1,072
Travis Perkins PLC	34	782
Tredegar Corp.	191	2,647
Trimble Navigation Ltd. (a)	348	9,205
Trinity Industries, Inc.	161	4,560
Tsubakimoto Chain Co.	180	1,017
Tyco International Ltd.	158	6,219
Ulvac, Inc.	32	1,393
Union Pacific Corp.	92	11,503
United Group Ltd.	82	1,112
United Technologies Corp.	331	24,299
URS Corp. (a)	559	24,536
Ushio, Inc.	69	1,405
UTi Worldwide, Inc.	167	3,123
Vallourec SA	10	1,983
Varian, Inc. (a)	148	8,029
Venture Corp. Ltd.	130	936
Vishay Intertechnology, Inc. (a)	408	4,280
Wabtec Corp.	242	8,322
Wartsila Oyj	19	1,205
Waste Connections, Inc. (a)	343	10,002
Waste Management, Inc.	186	6,034
Waters Corp. (a)	212	12,179
The Weir Group PLC	87	1,285
Werner Enterprises, Inc.	397	8,087
Wesfarmers Ltd.	274	8,656
Wienerberger AG	19	866

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
WorleyParsons Ltd.	78	2,745
Worthington Industries, Inc.	606	9,932
Yamatake Corp.	43	1,053
Yamato Holdings Co. Ltd.	178	2,477
Yaskawa Electric Corp.	107	1,124
YIT OYJ	41	858
Yokogawa Electric Corp.	96	929
YRC Worldwide, Inc. (a)	578	10,583
Zardoya Otis SA	42	979
Zebra Technologies Corp. (a)	139	4,269
Zodiac SA	18	913
		2,207,687

Technology (6.7%)
ACI Worldwide, Inc. (a)	297	4,425
Actel Corp. (a)	249	2,966
Activision, Inc. (a)	561	14,513
Adobe Systems, Inc. (a)	300	10,479
Advanced Micro Devices, Inc. (a)	1,050	8,022
Advent Software, Inc. (a)	94	4,245
Affiliated Computer Services, Inc. (a)	188	9,165
Agilysys, Inc.	207	3,151
Altera Corp.	726	12,262
Amkor Technology, Inc. (a)	1,046	7,991
Analog Devices, Inc.	170	4,821
Ansys, Inc. (a)	453	15,814
Apple, Inc. (a)	487	65,920
Applied Materials, Inc.	717	12,849
ARM Holdings PLC	435	1,003
ASM Pacific Technology	142	822
ASML Holding NV (a)	76	2,006
ATMI, Inc. (a)	173	4,550
Atos Origin SA (a)	22	1,087
Autodesk, Inc. (a)	462	19,011
Automatic Data Processing, Inc.	283	11,481
Autonomy Corp. PLC (a)	77	1,391
Avid Technology, Inc. (a)	206	5,340
Axcelis Technologies, Inc. (a)	687	2,741
BEA Systems, Inc. (a)	1,145	21,400
BMC Software, Inc. (a)	400	12,816
Borland Software Corp. (a)	500	1,250
Brocade Communications Systems (a)	1,566	10,790
Brooks Automation, Inc. (a)	454	5,580
CA, Inc.	227	5,001
Cabot Microelectronics Corp. (a)	120	4,150
CACI International, Inc. (a)	154	6,713
Canon, Inc.	496	21,363
Cap Gemini SA	27	1,453
Cerner Corp. (a)	124	6,498
CGI Group, Inc. (a)	128	1,281
Ciber, Inc. (a)	335	1,615
Citrix Systems, Inc. (a)	416	14,402
Cognizant Technology Solutions (a)	606	16,907

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Cognos, Inc. (a)	33	1,906
Computer Sciences Corp. (a)	477	20,187
Computershare Ltd.	199	1,413
Compuware Corp. (a)	769	6,537
Conexant Systems, Inc. (a)	3,258	2,248
CSG Systems International, Inc. (a)	302	3,854
CSK Holdings Corp.	41	1,120
Dassault Systemes SA	22	1,217
Dell, Inc. (a)	1,023	20,501
DSP Group, Inc. (a)	218	2,496
DST Systems, Inc. (a)	103	7,365
Dun & Bradstreet Corp.	124	11,406
Electronic Arts, Inc. (a)	157	7,437
Electronics for Imaging (a)	506	7,469
EMC Corp. (a)	1,080	17,140
Emulex Corp. (a)	760	11,856
Entegris, Inc. (a)	888	6,838
Factset Research Systems, Inc.	88	4,922
Fidelity National Information Services, Inc.	413	17,532
Fiserv, Inc. (a)	350	17,980
Formfactor, Inc. (a)	219	5,304
Fujitsu Ltd.	825	5,353
Global Payments, Inc.	159	5,947
Hewlett-Packard Co.	1,450	63,438
Hutchinson Technology, Inc. (a)	178	2,807
IBM Corp.	520	55,817
Ikon Office Solutions, Inc.	673	5,505
Imation Corp.	243	6,296
Indra Sistemas SA	50	1,283
Infineon Technologies AG (a)	139	1,408
Informatica Corp. (a)	383	7,396
Intel Corp.	3,269	69,303
International Rectifier Corp. (a)	141	3,924
Intersil Corp.	318	7,324
Intuit, Inc. (a)	656	20,133
Itochu Techno-Solutions Corp.	36	1,036
Jack Henry & Associates, Inc.	732	17,993
Kla-Tencor Corp.	97	4,053
Konami Corp.	58	1,745
Kulicke & Soffa Industries, Inc. (a)	388	2,091
Lam Research Corp. (a)	267	10,250
Lattice Semiconductor Corp. (a)	1,031	2,732
Lenovo Group Ltd.	1,955	1,346
Linear Technology Corp.	366	10,127
LogicaCMG PLC	416	891
Logitech International SA (a)	48	1,447
Marvell Technology Group Ltd. (a)	232	2,754
Mastercard, Inc.	137	28,359
Maxim Integrated Products, Inc.	163	3,205
MEMC Electronic Materials, Inc. (a)	118	8,432
Metavante Technologies, Inc. (a)	402	8,897
Micrel, Inc.	435	2,654
Micros Systems, Inc. (a)	258	15,888

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Microsemi Corp. (a)	325	7,384
Microsoft Corp.	4,616	150,482
Misys PLC	268	927
National Semiconductor Corp.	584	10,763
Navteq Corp. (a)	191	14,115
NCR Corp. (a)	358	7,690
Neopost SA	9	908
Network Appliance, Inc. (a)	199	4,621
Nomura Research Institute Ltd.	64	1,688
Novell, Inc. (a)	797	5,069
Novellus Systems, Inc. (a)	243	5,774
Nvidia Corp. (a)	450	11,066
Obic Co. Ltd.	7	1,319
OC Oerlikon Corp. AG	3	1,087
ON Semiconductor Corp. (a)	588	3,810
Oracle Corp. (a)	2,205	45,313
Oracle Corp. Japan	29	1,265
Otsuka Corp.	14	1,085
Palm, Inc. (a)	727	3,940
Parametric Technology Corp. (a)	1,002	16,483
Paychex, Inc.	171	5,595
Perot Systems Corp. (a)	829	10,064
Photronics, Inc. (a)	264	3,218
Pitney Bowes, Inc.	80	2,936
PMC - Sierra, Inc. (a)	1,880	8,817
QLogic Corp. (a)	379	5,420
Quantum Corp. (a)	1,587	3,650
Rambus, Inc. (a)	235	4,573
Red Hat, Inc. (a)	391	7,304
Research In Motion Ltd. (a)	87	8,150
RiCo.h Co. Ltd.	293	4,585
Rohm Co. Ltd.	43	3,166
Sage Group PLC	279	1,223
Salesforce.com, Inc. (a)	192	10,038
SanDisk Corp. (a)	111	2,825
SAP AG	166	7,919
SEI Investments Co.	295	8,172
Seiko Epson Corp.	65	1,568
Semiconductor Manufacturing In (a)	10,078	814
Semtech Corp. (a)	433	5,529
Shinko Electric Industries Co.	53	890
Silicon Laboratories, Inc. (a)	266	8,310
Silicon Storage Technology, Inc. (a)	875	2,485
Skyworks Solutions, Inc. (a)	1,414	11,383
Square Enix Co. Ltd.	45	1,291
SRA International, Inc. (a)	209	5,733
STMicroelectronics NV	123	1,526
Sun Microsystems, Inc. (a)	347	6,073
Sybase, Inc. (a)	685	19,331
Synopsys, Inc. (a)	341	7,509
Take-Two Interactive Software (a)	364	5,984
TDK Corp.	53	3,379
Teradata Corp. (a)	460	10,957

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Teradyne, Inc. (a)	466	5,112
Tessera Technologies, Inc. (a)	223	8,735
Texas Instruments, Inc.	744	23,012
THQ, Inc. (a)	325	5,853
Tokyo Electron Ltd.	66	3,948
TomTom NV (a)	20	1,090
Total System Services, Inc.	373	8,608
Trident Microsystems, Inc. (a)	284	1,429
TriQuint Semiconductor, Inc. (a)	939	4,451
Unisys Corp. (a)	838	3,486
Varian Semiconductor Equipment Associates, Inc. (a)	413	13,303
VeriFone Holdings, Inc. (a)	138	2,701
Western Digital Corp. (a)	559	14,786
Wincor Nixdorf AG	15	1,163
Wind River Systems, Inc. (a)	618	5,185
Xerox Corp.	503	7,746
Xilinx, Inc.	755	16,512
		1,526,162

Utilities (4.1%)
A2A SpA	391	1,561
AES Corp. (a)	353	6,735
AGL Energy Ltd.	172	1,853
AGL Resources, Inc.	671	25,397
Algonquin Power Income Fund	54	411
Allegheny Energy, Inc.	314	17,204
Allete, Inc.	175	6,736
Ameren Corp.	560	25,094
American Electric Power Co., Inc.	155	6,639
Aqua America, Inc.	311	6,198
Aquila, Inc. (a)	2,862	10,046
Atmos Energy Corp.	666	19,128
Avista Corp.	507	10,216
Babcock & Brown Infrastructure	910	1,036
Black Hills Corp.	338	13,094
British Energy Group PLC	190	1,959
Canadian Utilities Ltd.	29	1,451
Centerpoint Energy, Inc.	690	11,047
Centrica PLC	683	4,506
China Resources Power Holdings Ltd.	506	1,208
Chubu Electric Power Co., Inc.	295	7,463
Chugoku Electric Power Co., Inc.	117	2,498
Cleco Corp.	530	13,701
CLP Holdings Ltd.	650	5,143
CMS Energy Corp.	516	8,086
Consolidated Edison, Inc.	81	3,530
Contact Energy Ltd.	184	1,106
Dominion Resources, Inc.	292	12,556
DPL, Inc.	264	7,329
DTE Energy Co.	423	18,041
Duke Energy Corp.	401	7,483
Dynegy, Inc. (a)	996	6,992
E.ON AG	129	23,834

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Edison International	93	4,851
El Paso Electric Co.	429	10,051
Electric Power Development Co.	66	2,352
Electricite de France	43	4,445
Enagas	55	1,507
Endesa SA	87	4,075
Enel SpA	780	8,630
Energias de Portugal SA	421	2,667
Energy East Corp.	375	9,469
Entergy Corp.	70	7,573
Exelon Corp.	241	18,362
FirstEnergy Corp.	96	6,837
Fortis, Inc.	53	1,512
Fortum Oyj	82	3,292
FPL Group, Inc.	119	7,673
Gas Natural SDG SA	23	1,260
Gaz de France SA	36	1,936
Great Plains Energy, Inc.	202	5,632
Hawaiian Electric Industries, Inc.	720	16,186
Hokkaido Electric Power Co., Inc.	80	1,753
Hokuriku Electric Power Co.	82	1,858
Hong Kong & China Gas Co.	1,448	3,955
HongKong Electric Holdings Ltd.	522	2,976
Iberdrola SA	708	10,718
IdaCorp., Inc.	391	12,762
Integrys Energy Group, Inc.	221	10,745
International Power PLC	279	2,214
Kansai Electric Power Co., Inc.	338	8,455
Kyushu Electric Power Co., Inc.	180	4,562
MDU Resources Group, Inc.	398	10,316
National Grid PLC	502	7,727
Nicor, Inc.	105	4,305
NiSource, Inc.	808	15,344
Northeast Utilities	364	10,090
Northumbrian Water Group PLC	212	1,484
Northwest Natural Gas Co.	248	11,740
NorthWestern Corp.	277	8,005
NRG Energy, Inc. (a)	471	18,176
NSTAR	255	8,270
OGE Energy Corp.	216	7,070
Osaka Gas Co. Ltd.	845	3,234
Pennon Group PLC	105	1,374
Pepco Holdings, Inc.	489	12,450
PG&E Corp.	132	5,417
Piedmont Natural Gas Co.	624	15,644
Pinnacle West Capital Corp.	235	9,029
PNM Resources, Inc.	608	11,747
PPL Corp.	123	6,017
Progress Energy, Inc.	102	4,607
Public Power Corp. SA	43	1,989
Public Service Enterprise Group	90	8,640
Puget Energy, Inc.	280	7,322
Red Electrica de Espana SA	29	1,661

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Reliant Energy, Inc. (a)		924	19,653
RWE AG		87	10,727
SCANA Corp.		249	9,285
Scottish & Southern Energy PLC		160	4,862
Sempra Energy		89	4,975
Severn Trent PLC		50	1,414
Shikoku Electric Power Co., Inc.		96	2,762
Sierra Pacific Resources		532	7,964
Snam Rete Gas SpA		236	1,556
Southern Co.		316	11,486
Southwest Gas Corp.		391	11,163
Suez SA		215	13,064
TECO Energy, Inc.		493	8,218
Terna Rete Elettrica Nazionale SpA		382	1,595
Toho Gas Co. Ltd.		283	1,429
Tohoku Electric Power Co., Inc.		200	4,721
Tokyo Electric Power Co., Inc.		539	13,990
Tokyo Gas Co. Ltd.		954	4,450
TransAlta Corp.		46	1,461
UGI Corp.		903	24,038
Union Fenosa SA		24	1,595
Unisource Energy Corp.		328	9,637
United Utilities PLC		164	2,322
Vectren Corp.		664	18,227
Veolia Environnement SA		73	5,949
Verbund AG		27	1,771
Westar Energy, Inc.		775	18,879
WGL Holdings, Inc.		428	13,799
Wisconsin Energy Corp.		342	15,571
Xcel Energy, Inc.		1,174	24,407
			930,217

Total Common Stock (Cost $ 18,299,098)			17,380,547

Preferred Stocks (0.0%)*
Bayerische Motoren Werke AG		26	1,241
Fresenius AG		16	1,254
Henkel KGaA		33	1,502
Ito En Ltd.		12	180
Porsche Automobil Holding SE		2	3,598
ProSiebenSat.1 Media AG		36	705
RWE AG		14	1,448
Unipol Gruppo Finanziario SpA		409	1,070
Volkswagen AG		20	2,762

Total Preferred Stocks (Cost $ 14,488)			13,760

Corporate Bonds (1.6%)
Basic Materials (0.0%)*
Weyerhaeuser Co., 6.95%, 8/1/17	USD	4,000	4,284

Communications (0.2%)
Comcast Corp., 6.50%, 11/15/35	USD	13,000	12,621
Sprint Capital Corp., 8.38%, 3/15/12	USD	7,000	7,275
Verizon Communications, 7.25%, 12/1/10	USD	15,000	16,260
			36,156

Consumer, Cyclical (0.1%)
Kohls Corp., 6.00%, 1/15/33	USD	8,000	6,693
Macys Retail Holdings, Inc., 5.75%, 7/15/14	USD	4,000	3,780
Target Corp., 5.88%, 3/1/12	USD	4,000	4,216
Wal-Mart Stores, 4.55%, 5/1/13	USD	8,000	8,182
			22,871

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Consumer, Non-Cyclical (0.1%)
Anheuser-Busch Cos, Inc., 5.05%, 10/15/16	USD	4,000	4,016
Bottling Group LLC, 4.63%, 11/15/12	USD	2,000	2,061
Coca-Cola Enterprises, 8.50%, 2/1/22	USD	4,000	5,052
ConAgra Foods, Inc., 6.75%, 9/15/11	USD	4,000	4,314
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	7,000	7,273
Procter & Gamble Co., 4.95%, 8/15/14	USD	5,000	5,163
			27,879

Energy (0.0%)*
Kinder Morgan Energy Partners, 7.75%, 3/15/32	USD	4,000	4,452

Financial (0.6%)
Allstate Corp., 7.20%, 12/1/09	USD	4,000	4,228
American General Finance, 5.38%, 10/1/12	USD	13,000	13,010
Citigroup, Inc., 6.63%, 1/15/28	USD	14,000	14,116
ConocoPhillips Canada, 5.63%, 10/15/16	USD	14,000	14,761
Credit Suisse Usa, Inc., 6.13%, 11/15/11	USD	13,000	13,825
John Hancock Global Funding II, 7.90%, 7/2/10	USD	5,000	5,544
JPMC Capital XVIII, 6.95%, 8/17/36	USD	15,000	14,456
Lehman Brothers Holdings, 6.63%, 1/18/12	USD	4,000	4,198
Morgan Stanley, 6.75%, 4/15/11	USD	9,000	9,575
National Rural Utilities, 7.25%, 3/1/12	USD	7,000	7,693
Prudential Financial, Inc., 5.10%, 9//14	USD	4,000	4,053
U.S. Bank NA, 6.38%, 8/1/11	USD	4,000	4,289
Wachovia Bank NA, 7.80%, 8/18/10	USD	7,000	7,686
Wells Fargo & Co., 4.63%, 8/9/10	USD	8,000	8,151
			125,585

Healthcare (0.1%)
Abbott Laboratories, 5.60%, 11/30/17	USD	10,000	10,436
Wyeth, 5.50%, 2/1/14	USD	5,000	5,180
			15,616

Industrial (0.4%)
Boeing Co., 6.13%, 2/15/33	USD	4,000	4,225
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	4,000	4,222
General Electric Co., 5.00%, 2/1/13	USD	20,000	20,621
Norfolk Southern Corp., 6.20%, 4/15/09	USD	42,000	43,330
Union Pacific Corp., 4.88%, 1/15/15	USD	9,000	8,604
			81,002

Technology (0.0%)*
IBM Corp., 8.38%, 11/1/19	USD	4,000	5,068

Utilities (0.1%)
Duke Energy Carolinas, 6.25%, 1/15/12	USD	4,000	4,286
Exelon Corporation, 4.90%, 6/15/15	USD	4,000	3,848
Florida Power & Light, 5.95%, 10/1/33	USD	20,000	20,257
Southern Power Co., 4.88%, 7/15/15	USD	4,000	3,876
			32,267

Total Corporate Bonds (Cost $ 351,916)			355,180

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
U.S. Government Agency Pass-Through Securities (1.7%)
Fannie Mae (1.2%)
6.00%, 6/1/17, Pool #555004	USD	4,207	4,353
5.50%, 8/1/17, Pool #826283	USD	2,624	2,696
5.00%, 5/1/18, Pool #703444	USD	5,985	6,068
4.50%, 1/1/19, Pool #735057	USD	4,628	4,644
5.00%, 1/1/19, Pool #255077	USD	8,265	8,396
5.00%, 12/1/19, Pool #745369	USD	2,887	2,933
5.50%, 3/1/20, Pool #735405	USD	5,426	5,559
5.00%, 6/1/20, Pool #839333	USD	11,657	11,818
4.50%, 9/1/20, Pool #839289	USD	4,805	4,815
5.50%, 12/1/20, Pool #850811	USD	32,757	33,557
5.00%, 12/1/26, Pool #256570	USD	16,359	16,437
6.00%, 10/1/32, Pool #667994	USD	10,823	11,138
5.00%, 8/1/33, Pool #713679	USD	54,472	54,253
5.50%, 9/1/33, Pool #254869	USD	36,338	36,886
6.00%, 9/1/33, Pool #736937	USD	4,053	4,160
5.50%, 4/1/34, Pool #725424	USD	22,143	22,442
7.00%, 4/1/34, Pool #780703	USD	6,278	6,669
5.00%, 5/1/34, Pool #768230	USD	7,168	7,140
6.00%, 4/1/35, Pool #735503	USD	4,150	4,268
4.40%, 10/1/35, Pool #836206	USD	11,851	11,874
			260,106

Freddie Mac (0.4%)
4.00%, 6/1/18, Pool #E01401	USD	7,731	7,622
4.50%, 1/1/19, Pool #B11878	USD	11,977	11,983
5.00%, 8/1/33, Pool #A12886	USD	6,853	6,835
5.50%, 8/1/33, Pool #A11851	USD	9,098	9,228
6.50%, 12/1/33, Pool #A16523	USD	9,261	9,665
6.00%, 7/1/34, Pool #A24370	USD	7,887	8,101
5.50%, 10/1/34, Pool #A27526	USD	8,429	8,548
5.50%, 10/1/35, Pool #A39170	USD	14,834	15,025
5.50%, 11/1/35, Pool #A47728	USD	14,455	14,643
			91,650

Ginnie Mae (0.1%)
6.00%, 2/15/32, Pool #569704	USD	17,792	18,408
5.50%, 4/15/33, Pool #603566	USD	3,620	3,694
5.50%, 4/15/34, Pool #626116	USD	2,497	2,548
6.00%, 9/20/34, Pool #3611	USD	4,035	4,167
			28,817

Total U.S. Government Agency Pass-Through Securities (Cost $ 369,581)			380,573

U.S. Government Agency Securities (0.3%)
Fannie Mae (0.1%)
4.50%, 10/15/08	USD	10,000	10,131
6.63%, 9/15/09	USD	10,000	10,619
			20,750

Federal Home Loan Bank (0.0%)*
4.63%, 11/21/08	USD	10,000	10,153

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)		Value ($)
Freddie Mac (0.2%)
4.63%, 12/19/08	USD	10,000	10,479
4.75%, 1/18/11	USD	20,000	21,010
4.75%, 1/19/16	USD	10,000	10,170
			41,659

Total U.S. Government Agency Securities (Cost $ 69,743)			72,562

U.S. Treasury Obligations (1.1%)
U.S. Treasury Bonds (0.3%)
6.00%, 2/15/26	USD	25,000	30,224
5.25%, 11/15/28	USD	28,000	31,355
			61,579

U.S. Treasury Notes (0.8%)
4.00%, 6/15/09	USD	86,000	88,177
4.00%, 4/15/10	USD	34,000	35,328
4.88%, 2/15/12	USD	16,000	17,417
4.25%, 8/15/15	USD	50,000	52,887
			193,809

Total U.S. Treasury Obligations (Cost $ 241,420)			255,388

Foreign Government Securities (1.6%)
Belgium (0.1%)
Belgian Government Bond, 5.50%, 9/28/17	EUR	9,000	14,828

France (0.2%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	27,000	39,334

Germany (0.2%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	33,000	49,921

Italy (0.2%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/1/17	EUR	28,000	45,070

Japan (0.6%)
Japan Government Bond, 1.50%, 6/20/12	JPY	15,900,000	153,744

Netherlands (0.1%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	11,000	16,400

Spain (0.1%)
Bonos Y Obligación Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	11,000	18,068

United Kingdom (0.1%)
United Kingdom Treasury Bond, 4.00%, 9/7/16	GBP	13,000	25,013

Total Foreign Government Securities (Cost $ 322,771)			362,378

See Accompanying Notes to Schedules of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2008 - (Unaudited)

	Shares or
	Principal Amount
Security Description	(Currency Noted)	Value ($)
Rights and Options (0.0%*)
Westernzagros Resources Ltd.	4	1
China Overseas Land & Investments	117	35

Total Rights and Options (Cost $ 4)		36

Investment Companies (15.8%)
American Beacon Money Market Fund	1,377,645	1,377,645
BLDRS Emerging Markets 50 ADR	8,136	410,705
Dreyfus Cash Management	404	404
Dreyfus Cash Management Plus	172,335	172,335
iShares MSCI Emerging Markets	9,196	1,252,955
Vanguard Emerging Markets ETF	3,945	372,013

Total Investment Companies (Cost $ 3,479,960)		3,586,057

Total Investments (Cost $ 23,148,981) (b) – 98.9%		22,406,481

Other assets in excess of liabilities – 1.1%		247,065

Net Assets – 100.00%		22,653,546

(a)	Non-income producing security.
(b)	See accompanying notes to Schedule of Portfolio Investments for tax unrealized appreciation/depreciation of securities.
(c)	Rule 144A, Section 4(2) on the other security which is restricted as to resale to institutional investors.
ADR American Depository Receipt
*	Rounds to less than 0.1%.

See Accompanying Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio Investments
January 31, 2008
(Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eleven series (individually, a “Fund”; collectively, the “Funds”).

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3.	Federal Income Tax Information:

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciaton	Depreciation	Appreciation (Depreciation)
Stock Fund	$94,427,429	$20,246,466	$(1,091,640)	$19,154,826
Financial Services Fund	1,609,109	33,373	(45,011)	(11,638)
International Equity Fund	96,888,077	18,929,604	(5,742,379)	13,187,225
Short-Term Bond Fund	63,230,811	1,840,140	(119,943)	1,720,197
Intermediate Bond Fund	35,358,993	1,152,796	(64,419)	1,088,377
Kansas Tax-Exempt Bond Fund	177,079,906	5,020,715	(481,092)	4,539,623

NestEgg Dow Jones 2010 Target Date Fund	7,477,176	279,639	(204,483)	75,156
NestEgg Dow Jones 2015 Target Date Fund	11,975,168	681,926	(601,446)	80,480
NestEgg Dow Jones 2020 Target Date Fund	33,576,443	1,942,607	(2,081,939)	(139,332)
NestEgg Dow Jones 2030 Target Date Fund	21,535,907	1,330,424	(1,820,467)	(490,043)
NestEgg Dow Jones 2040 Target Date Fund	23,263,697	1,359,274	(2,216,490)	(857,216)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust.
By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President
Date	3/31/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President
Date	3/31/2008
By (Signature and Title)	/s/ Susan L. Silva
Susan L. Silva, Treasurer
Date	3/31/2008